UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 10 of its series, Wells Fargo Advantage Adjustable Rate Government Fund, Wells Fargo Advantage Conservative Income Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, and Wells Fargo Advantage Ultra Short-Term Income Fund. Each series had an August 31 fiscal year end.

Date of reporting period: February 28, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Adjustable Rate Government Fund

Semi-Annual Report

February 28, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Adjustable Rate Government Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines.

Reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Adjustable Rate Government Fund for the six-month period that ended February 28, 2014. Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines. However, on the whole, investment-grade (measured by the Barclays U.S. Aggregate Bond Index1) and high-yield markets (measured by the Barclays U.S. High Yield Bond Index2) generated positive returns during the period, notably benefiting from the strong price improvement and declining U.S. Treasury yields that occurred in September and October of 2013 as well as the opening months of 2014. Although the returns of the U.S. high-yield market have often been positively correlated with U.S. equity returns (measured by the S&P 500 Index3) over the long-run, over the period, high-yield (measured by the Barclays U.S. High Yield Bond Index) generally performed well even when equities did not. The lower-rated corporate bond credit tiers outperformed the respectively higher-rated investment-grade credit tiers during the period.

A decline in bond prices was halted by the Fed’s postponement of tapering its bond-buying program.

Before the six-month period began, equity markets rallied, most notably in May and June of 2013. This led to a sharp increase in U.S. Treasury yields and declining valuations for much of the fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). However, in July and August 2013, that equity exuberance quieted a bit, and fixed-income markets stabilized. Returns across the fixed-income markets were largely negative in investment-grade and high-yield markets but modest in comparison with the declines in May and June of 2013.

But, by September and October of 2013, investment-grade and high-yield bond markets began generating positive returns yet again, as the Federal Reserve (Fed) backtracked on its intentions to taper its quantitative easing program, postponing it until 2014, at the earliest. This created a temporary rally in bonds that lasted until around November 20, 2013, when notes were released from the Fed’s October 2013 meeting that tapering of the bond-buying programs would not be postponed beyond January 2014. In response, long-term U.S. Treasury yields and mortgage rates ratcheted higher on expectations for an unwinding of monetary accommodation in the upcoming months. This led to declines in pricing across much of the core fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). U.S. high-yield markets were better able to absorb the shift in U.S. Treasury yields and continued to provide positive returns along with rallies in the equity markets.

Favorable conditions for fixed-income markets were restored in January and February 2014.

Seemingly much to the surprise of many everyday investors and seasoned investment professionals alike, fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index) largely outperformed U.S. equity markets (measured by the S&P 500 Index) during the opening months of 2014. A pullback in equity exuberance in January and reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets. U.S. Treasury yields declined in January 2014 and corporate bonds and mortgage-backed securities performed notably well. U.S. high-yield securities generated positive returns in January 2014 but lagged the rally across the investment-grade bond markets. This theme reversed in February 2014, as high-yield sectors rallied and investment-grade sectors performed well but not to the extent of the lowest-rated credit tiers.

Letter to shareholders (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	3

One positive takeaway for bond investors that helped fuel the fixed-income (measured by the Barclays U.S. Aggregate Bond Index) rallies was former Fed Chairman Bernanke’s guidance at the end of 2013. He indicated that the tapering of the Fed’s bond-buying program would proceed at a slow pace and that a reduction in quantitative easing should not be equivocated with a tightening of monetary policy. The distinction was important—although the bond-buying program was declining in volume, it was, nonetheless, still continuing. Additionally, the federal funds target rate would remain unchanged for the foreseeable future, with the implications that it would not increase until the bond-buying program was fully disbanded. These were important statements for fixed-income investors that helped bolster U.S. fixed-income valuations in the opening months of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

2.	The Barclays U.S. High Yield Bond Index is an index consisting of all domestic and Yankee bonds, rated below investment grade, with a minimum outstanding amount of $100 million and maturing over one year. You cannot invest directly in an index.

3.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Advantage Adjustable Rate Government Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Adjustable Rate Government Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael J. Bray, CFA

Christopher Y. Kauffman, CFA

Average annual total returns1 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ESAAX)	6-30-2000	(1.60)	1.90	2.20	0.44	2.32	2.41	0.79	0.74
Class B (ESABX)*	6-30-2000	(1.81)	1.73	2.11	(0.31)	1.73	2.11	1.54	1.49
Class C (ESACX)	6-30-2000	(1.31)	1.55	1.66	(0.31)	1.55	1.66	1.54	1.49
Administrator Class (ESADX)	7-30-2010	–	–	–	0.58	2.46	2.56	0.73	0.60
Institutional Class (EKIZX)	10-1-1991	–	–	–	0.62	2.58	2.68	0.46	0.46
Barclays 6-Month Treasury Bill Index[4]	–	–	–	–	0.19	0.31	1.97	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class B shares, the maximum contingent deferred sales charge is 1.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	7

Ten largest long-term holdings[5] (%) as of February 28, 2014
FNMA, 2.55%, 10-1-2033	1.21
FNMA Series 2003-W18 Class 2A, 3.35%, 6-25-2043	1.16
FNMA, 2.80%, 11-1-2035	1.14
FHLMC, 2.12%, 7-1-2034	1.06
FHLMC Series T-67 Class 1A1C, 2.98%, 3-25-2036	1.03
FHLMC, 2.38%, 9-1-2035	1.01
FHLMC, 2.47%, 9-1-2030	0.97
SBA, 4.01%, 9-25-2037	0.95
FNMA, 2.40%, 2-1-2036	0.94
FNMA, 2.32%, 12-1-2040	0.87

Portfolio allocation[6] as of February 28, 2014

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Adjustable Rate Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury Bills. The index follows Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.

5.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

8	Wells Fargo Advantage Adjustable Rate Government Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2013 to February 28, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,004.95	$3.68	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.71	0.74%
Class B
Actual	$1,000.00	$1,002.30	$7.40	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45	1.49%
Class C
Actual	$1,000.00	$1,001.22	$7.39	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45	1.49%
Administrator Class
Actual	$1,000.00	$1,005.65	$2.98	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Institutional Class
Actual	$1,000.00	$1,006.36	$2.29	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.31	0.46%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	9

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/adjustablerategovt.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N -CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 96.73%
FHLMC	0.20-8.50%	1-1-2016 to 2-25-2045	$378,290,306	$402,048,099	26.10%
FHLMC ±	2.12	7-1-2034	15,455,947	16,396,359	1.06
FHLMC ±	2.33	6-1-2037	9,380,789	10,028,693	0.65
FHLMC ±	2.35	3-1-2035	8,489,037	9,081,562	0.59
FHLMC ±	2.36	6-1-2037	9,953,786	10,546,164	0.68
FHLMC ±	2.36	9-1-2035	9,215,208	9,808,292	0.64
FHLMC ±	2.38	8-1-2035	9,588,365	10,245,818	0.66
FHLMC ±	2.38	9-1-2035	14,560,655	15,508,105	1.01
FHLMC ±	2.38	4-1-2038	9,159,474	9,762,840	0.63
FHLMC ±	2.38	3-1-2037	7,894,394	8,479,073	0.55
FHLMC ±	2.39	2-1-2035	7,223,905	7,738,165	0.50
FHLMC ±	2.41	4-1-2034	7,038,823	7,471,861	0.48
FHLMC ±	2.47	9-1-2030	14,032,446	15,022,972	0.97
FHLMC ±	2.49	9-1-2035	7,055,661	7,624,475	0.49
FHLMC ±	2.63	2-1-2036	8,636,126	9,235,441	0.60
FHLMC ±	2.69	8-1-2030	7,553,487	8,077,246	0.52
FHLMC Series T-67 Class 1A1C ±	2.98	3-25-2036	15,364,881	15,950,190	1.03
FHLMC Series T-67 Class 2A1C ±	3.03	3-25-2036	9,716,861	10,159,931	0.66
FNMA	0.29-12.50	3-1-2014 to 12-1-2050	489,916,143	522,102,079	33.86
FNMA ±	2.03	10-1-2035	10,338,874	10,899,881	0.71
FNMA ±	2.08	12-1-2035	8,816,487	9,325,436	0.60
FNMA ±	2.22	9-1-2032	8,488,649	9,040,558	0.59
FNMA ±	2.30	1-1-2037	11,334,904	12,058,245	0.78
FNMA ±	2.31	7-1-2038	7,808,720	8,411,013	0.55
FNMA ±	2.32	9-1-2039	10,541,690	11,210,591	0.73
FNMA ±	2.32	12-1-2040	12,508,026	13,355,604	0.87
FNMA ±	2.34	1-1-2038	8,289,468	8,836,504	0.57
FNMA ±	2.35	9-1-2034	10,712,322	11,436,154	0.74
FNMA ±	2.36	7-1-2035	7,548,722	8,045,848	0.52
FNMA ±	2.36	2-1-2036	7,205,099	7,704,133	0.50
FNMA ±	2.36	5-1-2042	7,896,217	8,429,926	0.55
FNMA ±	2.38	9-1-2039	8,881,833	9,519,191	0.62
FNMA ±	2.40	2-1-2036	13,420,992	14,445,542	0.94
FNMA ±	2.40	7-1-2048	8,625,890	9,241,391	0.60
FNMA ±	2.40	12-1-2040	6,831,659	7,331,199	0.48
FNMA ±	2.44	4-1-2036	6,837,161	7,315,146	0.47
FNMA ±	2.46	8-1-2039	7,316,310	7,813,370	0.51
FNMA ±	2.49	11-1-2034	8,091,135	8,630,131	0.56
FNMA ±	2.50	9-1-2037	7,232,321	7,748,985	0.50
FNMA ±	2.55	10-1-2033	17,471,054	18,673,513	1.21
FNMA ±	2.56	1-1-2036	11,783,228	12,589,302	0.82
FNMA ±	2.56	10-1-2036	8,060,310	8,489,956	0.55
FNMA ±	2.61	2-1-2035	7,955,862	8,523,493	0.55
FNMA ±	2.80	11-1-2035	16,260,585	17,539,404	1.14

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Adjustable Rate Government Fund	Summary portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities (continued)
FNMA Series 2001-T12 Class A4 ±	3.38%	8-25-2041	$9,069,591	$9,245,042	0.60%
FNMA Series 2002-66 Class A3 ±	3.09	4-25-2042	12,487,158	12,825,023	0.83
FNMA Series 2003-W18 Class 2A ±	3.35	6-25-2043	17,120,777	17,908,641	1.16
FNMA Series 2004-W12 Class 2A ±	3.36	6-25-2044	8,661,849	9,226,341	0.60
FNMA Series 2004-W15 Class 3A ±	2.67	6-25-2044	11,345,918	11,989,788	0.78
FNMA Series 2006-W1 Class 3A ±	2.15	10-25-2045	12,364,158	13,040,811	0.85
GNMA	0.66-9.00	8-20-2015 to 9-20-2062	30,706,312	31,990,009	2.01
GNMA ±	2.06	8-20-2062	8,685,894	9,156,521	0.59
SBA ±	4.01	9-25-2037	12,752,064	14,658,541	0.95
Other securities				241,657	0.02

Total Agency Securities (Cost $1,465,657,494)				1,492,184,255	96.73

	Yield		Shares

Short-Term Investments: 2.60%

Investment Companies: 2.54%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		39,291,402	39,291,402	2.54

			Principal
U.S. Treasury Securities: 0.06%
U.S. Treasury Bill #(z)	0.03	3-20-2014	$900,000	899,987	0.06

Total Short-Term Investments (Cost $40,191,376)				40,191,389	2.60

Total investments in securities (Cost $1,505,848,870) *				1,532,375,644	99.33
Other assets and liabilities, net				10,264,945	0.67

Total net assets				$1,542,640,589	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $1,506,813,578 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$27,480,767
Gross unrealized depreciation	(1,918,701)

Net unrealized appreciation	$25,562,066

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	11

Assets
Investments
In unaffiliated securities, at value (see cost below)	$1,493,084,242
In affiliated securities, at value (see cost below)	39,291,402

Total investments, at value (see cost below)	1,532,375,644
Cash	3,565,574
Principal paydown receivable	8,786,091
Receivable for Fund shares sold	1,017,021
Receivable for interest	1,275,724
Receivable for daily variation margin on open futures contracts	111,375
Prepaid expenses and other assets	37,296

Total assets	1,547,168,725

Liabilities
Dividends payable	328,202
Payable for investments purchased	2,028,583
Payable for Fund shares redeemed	1,206,895
Advisory fee payable	342,882
Distribution fees payable	104,758
Due to other related parties	195,498
Accrued expenses and other liabilities	321,318

Total liabilities	4,528,136

Total net assets	$1,542,640,589

NET ASSETS CONSIST OF
Paid-in capital	$1,586,565,878
Overdistributed net investment income	(1,209,478)
Accumulated net realized losses on investments	(69,073,508)
Net unrealized gains on investments	26,357,697

Total net assets	$1,542,640,589

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$264,091,076
Shares outstanding – Class A	28,855,067
Net asset value per share – Class A	$9.15
Maximum offering price per share – Class A2	$9.34
Net assets – Class B	$1,942,990
Shares outstanding – Class B	212,219
Net asset value per share – Class B	$9.16
Net assets – Class C	$165,841,685
Shares outstanding – Class C	18,119,957
Net asset value per share – Class C	$9.15
Net assets – Administrator Class	$117,008,488
Shares outstanding – Administrator Class	12,783,258
Net asset value per share – Administrator Class	$9.15
Net assets – Institutional Class	$993,756,350
Shares outstanding – Institutional Class	108,558,788
Net asset value per share – Institutional Class	$9.15

Investments in unaffiliated securities, at cost	$1,466,557,468

Investments in affiliated securities, at cost	$39,291,402

Total investments, at cost	$1,505,848,870

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Adjustable Rate Government Fund	Statement of operations—six months ended February 28, 2014 (unaudited)

Investment income
Interest	$10,478,611
Income from affiliated securities	2,428

Total investment income	10,481,039

Expenses
Advisory fee	2,320,773
Administration fees
Fund level	369,709
Class A	217,495
Class B	1,959
Class C	141,368
Administrator Class	55,824
Institutional Class	366,464
Shareholder servicing fees
Class A	339,836
Class B	3,061
Class C	220,887
Administrator Class	136,711
Distribution fees
Class B	9,183
Class C	662,660
Custody and accounting fees	51,770
Professional fees	32,147
Registration fees	66,860
Shareholder report expenses	47,002
Trustees’ fees and expenses	5,390
Other fees and expenses	33,876

Total expenses	5,082,975
Less: Fee waivers and/or expense reimbursements	(311,253)

Net expenses	4,771,722

Net investment income	5,709,317

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	232,644
Futures transactions	(1,473,311)

Net realized losses on investments	(1,240,667)

Net change in unrealized gains (losses) on:
Unaffiliated securities	4,223,312
Futures transactions	(61,211)

Net change in unrealized gains (losses) on investments	4,162,101

Net realized and unrealized gains (losses) on investments	2,921,434

Net increase in net assets resulting from operations	$8,630,751

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Adjustable Rate Government Fund	13

	Six months ended February 28, 2014 (unaudited)		Year ended August 31, 2013

Operations
Net investment income		$5,709,317		$10,804,546
Net realized gains (losses) on investments		(1,240,667)		2,659,262
Net change in unrealized gains (losses) on investments		4,162,101		(10,514,094)

Net increase in net assets resulting from operations		8,630,751		2,949,714

Distributions to shareholders from
Net investment income
Class A		(1,056,274)		(2,245,241)
Class B		(276)		(1,184)
Class C		(23,815)		(56,838)
Administrator Class		(512,593)		(954,995)
Institutional Class		(4,866,391)		(8,298,462)
Tax basis return of capital
Class A		0		(41,486)
Class B		0		(22)
Class C		0		(1,050)
Administrator Class		0		(17,646)
Institutional Class		0		(153,334)

Total distributions to shareholders		(6,459,349)		(11,770,258)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,004,010	36,622,756	9,109,427	83,682,254
Class B	3,857	35,274	31,268	287,126
Class C	303,536	2,776,460	839,351	7,710,932
Administrator Class	3,963,165	36,242,463	8,957,655	82,281,335
Institutional Class	32,425,619	296,816,837	111,798,068	1,027,507,716

		372,493,790		1,201,469,363

Reinvestment of distributions
Class A	97,444	891,123	204,160	1,875,097
Class B	28	259	123	1,136
Class C	1,936	17,707	4,710	43,331
Administrator Class	37,125	339,594	61,507	564,819
Institutional Class	351,660	3,216,587	643,170	5,906,428

		4,465,270		8,390,811

Payment for shares redeemed
Class A	(6,000,961)	(54,882,675)	(12,269,012)	(112,668,495)
Class B	(107,372)	(982,625)	(440,076)	(4,045,250)
Class C	(2,989,866)	(27,345,474)	(7,063,937)	(64,901,729)
Administrator Class	(2,409,385)	(22,030,368)	(10,045,881)	(92,236,416)
Institutional Class	(23,422,474)	(214,255,745)	(87,926,435)	(807,965,965)

		(319,496,887)		(1,081,817,855)

Net increase in net assets resulting from capital share transactions		57,462,173		128,042,319

Total increase in net assets		59,633,575		119,221,775

Net assets
Beginning of period		1,483,007,014		1,363,785,239

End of period		$1,542,640,589		$1,483,007,014

Overdistributed net investment income		$(1,209,478)		$(459,446)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended June 30
CLASS A		2013	2012	2011	2010[1,2]	2010[1]	2009[1]
Net asset value, beginning of period	$9.14	$9.19	$9.12	$9.12	$9.11	$9.00	$9.15
Net investment income	0.03	0.06	0.09	0.14	0.02	0.20	0.32
Net realized and unrealized gains (losses) on investments	0.02	(0.04)	0.08	0.04	0.02	0.11	(0.14)

Total from investment operations	0.05	0.02	0.17	0.18	0.04	0.31	0.18
Distributions to shareholders from
Net investment income	(0.04)	(0.07)	(0.09)	(0.13)[3]	(0.01)[3]	(0.20)	(0.33)
Tax basis return of capital	0.00	(0.00)[4]	(0.01)	(0.05)[3]	(0.02)[3]	0.00	0.00

Total distributions to shareholders	(0.04)	(0.07)	(0.10)	(0.18)	(0.03)	(0.20)	(0.33)
Net asset value, end of period	$9.15	$9.14	$9.19	$9.12	$9.12	$9.11	$9.00
Total return[5]	0.49%	0.23%	1.84%	2.04%	0.49%	3.51%	2.09%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.84%	0.86%	0.88%	0.88%	0.73%	0.73%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.73%	0.73%
Net investment income	0.68%	0.71%	1.01%	1.50%	1.18%	2.27%	3.61%
Supplemental data
Portfolio turnover rate	1%	10%	9%	18%	0%	14%	41%
Net assets, end of period (000s omitted)	$264,091	$281,028	$309,827	$328,427	$353,453	$271,853	$277,862

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Adjustable Rate Fund.

2.	For the two months ended August 31, 2010. The Fund changed its fiscal year end from June 30 to August 31, effective August 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Adjustable Rate Government Fund	15

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended June 30
CLASS B		2013	2012	2011	2010[1,2]	2010[1]	2009[1]
Net asset value, beginning of period	$9.14	$9.19	$9.12	$9.12	$9.11	$9.00	$9.15
Net investment income (loss)	(0.00)[3,4]	(0.00)[3,4]	0.03 [3]	0.07 [3]	0.00 [4]	0.13 [3]	0.26 [3]
Net realized and unrealized gains (losses) on investments	0.02	(0.05)	0.07	0.05	0.03	0.11	(0.14)

Total from investment operations	0.02	(0.05)	0.10	0.12	0.03	0.24	0.12
Distributions to shareholders from
Net investment income	(0.00)[4]	(0.00)[4]	(0.03)	(0.07)[3]	(0.00)[3,4]	(0.13)	(0.27)
Tax basis return of capital	0.00	(0.00)[4]	(0.00)[4]	(0.05)[3]	(0.02)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[4]	(0.00)[4]	(0.03)	(0.12)	(0.02)	(0.13)	(0.27)
Net asset value, end of period	$9.16	$9.14	$9.19	$9.12	$9.12	$9.11	$9.00
Total return[5]	0.23%	(0.52)%	1.08%	1.28%	0.36%	2.73%	1.33%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.60%	1.61%	1.63%	1.62%	1.48%	1.48%
Net expenses	1.49%	1.49%	1.49%	1.49%	1.49%	1.48%	1.48%
Net investment income (loss)	(0.08)%	(0.03)%	0.27%	0.81%	0.24%	1.55%	2.95%
Supplemental data
Portfolio turnover rate	1%	10%	9%	18%	0%	14%	41%
Net assets, end of period (000s omitted)	$1,943	$2,886	$6,660	$14,911	$50,229	$52,414	$90,520

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Adjustable Rate Fund.

2.	For the two months ended August 31, 2010. The Fund changed its fiscal year end from June 30 to August 31, effective August 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended June 30
CLASS C		2013	2012	2011	2010[1,2]	2010[1]	2009[1]
Net asset value, beginning of period	$9.14	$9.19	$9.12	$9.12	$9.11	$9.00	$9.15
Net investment income (loss)	(0.01)	(0.00)[3,4]	0.02 [4]	0.06	0.00 [3]	0.14	0.25
Net realized and unrealized gains (losses) on investments	0.02	(0.05)	0.08	0.06	0.03	0.10	(0.13)

Total from investment operations	0.01	(0.05)	0.10	0.12	0.03	0.24	0.12
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.03)	(0.07)[4]	(0.00)[3,4]	(0.13)	(0.27)
Tax basis return of capital	0.00	(0.00)[3]	(0.00)[3]	(0.05)[4]	(0.02)[4]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.03)	(0.12)	(0.02)	(0.13)	(0.27)
Net asset value, end of period	$9.15	$9.14	$9.19	$9.12	$9.12	$9.11	$9.00
Total return[5]	0.12%	(0.52)%	1.08%	1.28%	0.36%	2.73%	1.33%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.59%	1.61%	1.63%	1.62%	1.48%	1.48%
Net expenses	1.49%	1.49%	1.49%	1.49%	1.51%	1.48%	1.48%
Net investment income (loss)	(0.08)%	(0.04)%	0.26%	0.74%	0.23%	1.52%	2.88%
Supplemental data
Portfolio turnover rate	1%	10%	9%	18%	0%	14%	41%
Net assets, end of period (000s omitted)	$165,842	$190,110	$248,392	$296,645	$340,278	$349,562	$360,607

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Adjustable Rate Fund.

2.	For the two months ended August 31, 2010. The Fund changed its fiscal year end from June 30 to August 31, effective August 31, 2010.

3.	Amount is less than $0.005.

4.	Calculated based upon average shares outstanding

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Adjustable Rate Government Fund	17

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]
Net asset value, beginning of period	$9.14	$9.19	$9.12	$9.12	$9.11
Net investment income	0.04	0.08	0.11	0.14 [2]	0.02
Net realized and unrealized gains (losses) on investments	0.01	(0.05)	0.07	0.06	0.01

Total from investment operations	0.05	0.03	0.18	0.20	0.03
Distributions to shareholders from
Net investment income	(0.04)	(0.08)	(0.10)	(0.15)[2]	(0.00)[2,3]
Tax basis return of capital	0.00	(0.00)[3]	(0.01)	(0.05)[2]	(0.02)[2]

Total distributions to shareholders	(0.04)	(0.08)	(0.11)	(0.20)	(0.02)
Net asset value, end of period	$9.15	$9.14	$9.19	$9.12	$9.12
Total return[4]	0.56%	0.37%	1.98%	2.18%	0.31%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.77%	0.79%	0.78%	0.90%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.62%
Net investment income	0.82%	0.85%	1.14%	1.49%	2.01%
Supplemental data
Portfolio turnover rate	1%	10%	9%	18%	0%
Net assets, end of period (000s omitted)	$117,008	$102,284	$112,319	$34,946	$10

1.	For the period from July 30, 2010 (commencement of class operations) to August 31, 2010

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended June 30
INSTITUTIONAL CLASS		2013	2012	2011	2010[1],[2]	2010[1]	2009[1]
Net asset value, beginning of period	$9.14	$9.19	$9.12	$9.12	$9.11	$9.00	$9.15
Net investment income	0.04	0.09 [3]	0.12 [3]	0.15	0.02	0.23	0.35
Net realized and unrealized gains (losses) on investments	0.02	(0.04)	0.07	0.06	0.03	0.10	(0.14)

Total from investment operations	0.06	0.05	0.19	0.21	0.05	0.33	0.21
Distributions to shareholders from
Net investment income	(0.05)	(0.10)	(0.11)	(0.16)[3]	(0.02)[3]	(0.22)	(0.36)
Tax basis return of capital	0.00	(0.00)[4]	(0.01)	(0.05)[3]	(0.02)[3]	0.00	0.00

Total distributions to shareholders	(0.05)	(0.10)	(0.12)	(0.21)	(0.04)	(0.22)	(0.36)
Net asset value, end of period	$9.15	$9.14	$9.19	$9.12	$9.12	$9.11	$9.00
Total return[5]	0.64%	0.50%	2.09%	2.30%	0.53%	3.76%	2.35%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.51%	0.53%	0.55%	0.55%	0.48%	0.48%
Net expenses	0.46%	0.47%	0.49%	0.49%	0.49%	0.48%	0.48%
Net investment income	0.96%	0.98%	1.25%	1.72%	1.21%	2.52%	3.91%
Supplemental data
Portfolio turnover rate	1%	10%	9%	18%	0%	14%	41%
Net assets, end of period (000s omitted)	$993,756	$906,698	$686,587	$597,521	$368,066	$389,075	$483,565

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Adjustable Rate Fund.

2.	For the two months ended August 31, 2010. The Fund changed its fiscal year end from June 30 to August 31, effective August 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Adjustable Rate Government Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on

20	Wells Fargo Advantage Adjustable Rate Government Fund	Notes to financial statements (unaudited)

futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2013, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

2014	2015	2016	2017	2018	2019
$11,283,743	$18,541,278	$10,766,785	$24,262,054	$1,705,150	$66,443

As of August 31, 2013, the Fund had $270,821 of current year deferred post-October capital losses, which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	21

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$1,492,184,255	$0	$1,492,184,255
Short-term investments
Investment companies	39,291,402	0	0	39,291,402
U.S. Treasury securities	899,987	0	0	899,987
	$40,191,389	$1,492,184,255	$0	$1,532,375,644

As of February 28, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

	Quoted prices (Level 1)		Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts	$(169,077	)*	$0	$0	$(169,077)

*	Amount represents the net unrealized losses.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.225% as the average daily net assets of the Fund increase. Prior to January 1, 2014, Funds Management was entitled to receive an annual advisory fee which started at 0.35% and declined to 0.25% as the average daily net assets of the Fund increased. For the six months ended February 28, 2014, the advisory fee was equivalent to an annual rate of 0.31% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class

22	Wells Fargo Advantage Adjustable Rate Government Fund	Notes to financial statements (unaudited)

specific expenses. Funds Management has committed through December 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A shares, 1.49% for Class B shares, 1.49% for Class C shares, 0.60% for Administrator Class shares, and 0.46% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended February 28, 2014, Wells Fargo Funds Distributor, LLC received $1,128 from the sale of Class A shares and $219 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of U.S. government obligations, excluding short-term securities, for the six months ended February 28, 2014 were $181,996,940 and $18,188,118, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2014	Unrealized losses
6-19-2014	JPMorgan	267 Short	10-Year US Treasury Note	$33,249,844	$(67,257)
6-30-2014	JPMorgan	452 Short	5-Year US Treasury Note	54,176,438	(101,820)

The Fund had an average notional amount of $84,536,705 in short futures contracts during the six months ended February 28, 2014.

On February 28, 2014, the cumulative unrealized losses on futures contracts in the amount of $169,077 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount
Futures – variation margin	JPMorgan	$111,375	$0	$0	$111,375

Notes to financial statements (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	23

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2014, the Fund paid $307 in commitment fees.

For the six months ended February 28, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Advantage Adjustable Rate Government Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage Adjustable Rate Government Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Adjustable Rate Government Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

223528 04-14 SA215/SAR215 02-14

Wells Fargo Advantage
Conservative Income Fund

Semi-Annual Report

February 28, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Conservative Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines.

Reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Conservative Income Fund for the six-month period that ended February 28, 2014. Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines. However, on the whole, investment-grade (measured by the Barclays U.S. Aggregate Bond Index1) and high-yield markets (measured by the Barclays U.S. High Yield Bond Index2) generated positive returns during the period, notably benefiting from the strong price improvement and declining U.S. Treasury yields that occurred in September and October of 2013 as well as the opening months of 2014. Although the returns of the U.S. high-yield market have often been positively correlated with U.S. equity returns (measured by the S&P 500 Index3) over the long-run, over the period, high-yield (measured by the Barclays U.S. High Yield Bond Index) generally performed well even when equities did not. The lower-rated corporate bond credit tiers outperformed the respectively higher-rated investment-grade credit tiers during the period.

A decline in bond prices was halted by the Fed’s postponement of tapering its bond-buying program.

Before the six-month period began, equity markets rallied, most notably in May and June of 2013. This led to a sharp increase in U.S. Treasury yields and declining valuations for much of the fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). However, in July and August 2013, that equity exuberance quieted a bit, and fixed-income markets stabilized. Returns across the fixed-income markets were largely negative in investment-grade and high-yield markets but modest in comparison with the declines in May and June of 2013.

But, by September and October of 2013, investment-grade and high-yield bond markets began generating positive returns yet again, as the Federal Reserve (Fed) backtracked on its intentions to taper its quantitative easing program, postponing it until 2014, at the earliest. This created a temporary rally in bonds that lasted until around November 20, 2013, when notes were released from the Fed’s October 2013 meeting that tapering of the bond-buying programs would not be postponed beyond January 2014. In response, long-term U.S. Treasury yields and mortgage rates ratcheted higher on expectations for an unwinding of monetary accommodation in the upcoming months. This led to declines in pricing across much of the core fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). U.S. high-yield markets were better able to absorb the shift in U.S. Treasury yields and continued to provide positive returns along with rallies in the equity markets.

Favorable conditions for fixed-income markets were restored in January and February 2014.

Seemingly much to the surprise of many everyday investors and seasoned investment professionals alike, fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index) largely outperformed U.S. equity markets (measured by the S&P 500 Index) during the opening months of 2014. A pullback in equity exuberance in January and reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets. U.S. Treasury yields declined in January 2014 and corporate bonds and mortgage-backed securities performed notably well. U.S. high-yield securities generated positive returns in January 2014 but lagged the rally across the investment-grade bond markets. This theme reversed in February 2014, as high-yield sectors rallied and investment-grade sectors performed well but not to the extent of the lowest-rated credit tiers.

Letter to shareholders (unaudited)	Wells Fargo Advantage Conservative Income Fund	3

One positive takeaway for bond investors that helped fuel the fixed-income (measured by the Barclays U.S. Aggregate Bond Index) rallies was former Fed Chairman Bernanke’s guidance at the end of 2013. He indicated that the tapering of the Fed’s bond-buying program would proceed at a slow pace and that a reduction in quantitative easing should not be equivocated with a tightening of monetary policy. The distinction was important—although the bond-buying program was declining in volume, it was, nonetheless, still continuing. Additionally, the federal funds target rate would remain unchanged for the foreseeable future, with the implications that it would not increase until the bond-buying program was fully disbanded. These were important statements for fixed-income investors that helped bolster U.S. fixed-income valuations in the opening months of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

2.	The Barclays U.S. High Yield Bond Index is an index consisting of all domestic and Yankee bonds, rated below investment grade, with a minimum outstanding amount of $100 million and maturing over one year. You cannot invest directly in an index.

3.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Advantage Conservative Income Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Conservative Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Andrew M. Greenberg, CFA

Anthony J. Melville, CFA

Jeffrey L. Weaver, CFA

Average annual total returns (%) as of February 28, 2014

			Expense ratios[1] (%)
	Inception date	Since inception	Gross	Net[2]
Institutional Class (WCIIX)	5-31-2013	0.52	0.74	0.27
Barclays 6-9 Month Treasury Bill Index[3]	–	0.08	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Conservative Income Fund	7

Ten largest long-term holdings[4] (%) as of February 28, 2014
Fifth Third Auto Trust 2014-1 Class A2, 0.46%, 8-15-2016	1.90
ABN Amro Bank NV, 1.04%, 10-28-2016	1.53
Ford Credit Auto Owner Trust Series 2013-B Class A3, 0.76%, 9-15-2016	1.53
JPMorgan Chase & Company, 0.76%, 2-15-2017	1.53
Suffolk County NY TAN Series I, 1.50%, 8-14-2014	1.53
CarMax Auto Owner Trust Series 2013-3 Class A2, 0.59%, 8-15-2016	1.52
Credit Suisse NY, 0.56%, 8-24-2015	1.52
Volvo Financial Equipment LLC Series 2014-1A Class A2, 0.54%, 11-15-2016	1.52
Citibank Credit Card Issuance Trust Series 2004-A8, 4.90%, 12-12-2016	1.40
HSBC Finance Corporation, 5.00%, 6-30-2015	1.25

Portfolio allocation[5] as of February 28, 2014

1.	Reflects the expense ratio as stated in the most recent prospectus. The expense ratio shown is subject to change and may differ from the annualized expense ratio shown in the financial highlights of this report.

2.	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	The Barclays 6–9 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury bills that have a remaining maturity of less than nine months and more than six, are rated investment-grade, and have $250 million or more of outstanding face value. You cannot invest directly in an index.

4.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

5.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

8	Wells Fargo Advantage Conservative Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2013 to February 28, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Institutional Class
Actual	$1,000.00	$1,005.15	$1.34	0.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$1.35	0.27%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Conservative Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 22.11%
Ally Auto Receivables Trust Series 2012-3 Class A2	0.52%	5-20-2015	$414,033	$414,040
Cards II Trust Series 2012-4A Class A ±144A	0.60	9-15-2017	1,000,000	1,000,860
CarMax Auto Owner Trust Series 2013-3 Class A2	0.59	8-15-2016	2,000,000	2,002,382
Citibank Credit Card Issuance Trust Series 2004-A8	4.90	12-12-2016	1,775,000	1,838,579
Fifth Third Auto Trust 2014-1 Class A2	0.46	8-15-2016	2,500,000	2,500,100
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.76	9-15-2016	2,000,000	2,006,784
Golden Credit Card Trust Series 2012-5A Class A 144A	0.79	9-15-2017	1,000,000	1,001,949
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3 144A	0.66	6-15-2016	1,250,000	1,251,799
Hyundai Auto Lease Securitization Trust Series 2013-B Class A3 144A	0.98	10-17-2016	600,000	603,236
M&T Bank Auto Receivables Trust Series 2013-1A Class A2 144A	0.66	2-16-2016	1,000,000	1,001,330
M&T Bank Auto Receivables Trust Series 2013-1A Class A3 144A	1.06	11-15-2017	1,200,000	1,209,797
Mercedes-Benz Auto Lease Trust Series 2013-B Class A2	0.53	9-15-2015	250,000	250,207
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3	0.62	7-15-2016	1,000,000	1,000,690
Nissan Auto Lease Trust Series 2012-B Class A2A	0.45	6-15-2015	195,629	195,633
Nissan Auto Lease Trust Series 2013-B Class A3	0.75	6-15-2016	1,000,000	1,002,895
Penarth Master Issuer Series 2012-1A Class A ±144A	0.72	3-18-2014	1,000,000	1,000,106
Penarth Master Issuer Series 2013-1A Class A1 ±144A	0.54	11-18-2017	1,000,000	1,001,378
Porsche Innovative Lease Owner Pilot Trust Series 2013-1 Class A2 144A	0.54	1-22-2016	1,510,000	1,511,416
Smart Trust Series 2011-4USA Class A3A 144A	1.81	11-14-2015	542,499	544,882
USAA Auto Owner Trust 2014-1 Clas A2	0.38	10-17-2016	1,500,000	1,499,959
Volkswagen Auto Lease Trust Series 2013-A Class A2A	0.63	12-21-2015	535,624	536,418
Volkswagen Auto Lease Trust Series 2014-A Class A2A	0.52	10-20-2016	1,500,000	1,503,935
Volvo Financial Equipment LLC Series 2014-1A Class A2 144A%%	0.54	11-15-2016	2,000,000	1,999,994
World Omni Automobile Lease Securitization Trust Series 2012-A Class A3	0.93	11-16-2015	996,894	999,093
World Omni Automobile Receivables Trust Series 2013-B Class A2	0.48	11-15-2016	1,175,000	1,175,605

Total Asset-Backed Securities (Cost $29,034,510)				29,053,067

Certificates of Deposit: 1.52%
Credit Suisse NY ±	0.56	8-24-2015	2,000,000	2,000,000

Total Certificates of Deposit (Cost $2,000,000)				2,000,000

Corporate Bonds and Notes: 17.50%

Consumer Discretionary: 1.66%

Automobiles: 0.47%
American Honda Finance ±	0.74	10-7-2016	615,000	619,749

Media: 1.19%
NBCUniversal Media LLC	3.65	4-30-2015	1,500,000	1,554,746

Financials: 12.30%

Banks: 0.38%
Union Bank NA ±	1.00	9-26-2016	500,000	504,824

Capital Markets: 4.64%
Daimler Finance NA LLC 144A	2.30	1-9-2015	1,030,000	1,045,589
Goldman Sachs Group Incorporated	3.30	5-3-2015	1,250,000	1,287,049
Goldman Sachs Group Incorporated	3.70	8-1-2015	600,000	623,827
Macquarie Group Limited 144A	7.30	8-1-2014	1,000,000	1,027,307
Merrill Lynch & Company	5.30	9-30-2015	595,000	634,243

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Conservative Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Morgan Stanley	6.00%	4-28-2015	$1,400,000	$1,484,433

				6,102,448

Consumer Finance: 1.95%
American Express Credit Corporation	2.75	9-15-2015	521,000	538,323
Daimler Finance NA LLC 144A	1.65	4-10-2015	375,000	378,881
HSBC Finance Corporation	5.00	6-30-2015	1,560,000	1,644,082

				2,561,286

Diversified Financial Services: 4.75%
Bank of America Corporation ±	0.71	2-14-2017	250,000	249,929
Bank of America Corporation	4.50	4-1-2015	500,000	520,197
Bank of America Corporation	5.00	1-15-2015	450,000	466,747
BHP Billiton Finance USA Limited	1.13	11-21-2014	515,000	518,299
Citigroup Incorporated ±	0.92	11-15-2016	500,000	502,469
Citigroup Incorporated ±	1.20	7-25-2016	500,000	505,577
Citigroup Incorporated	2.25	8-7-2015	500,000	510,079
General Electric Capital Corporation	3.50	6-29-2015	925,000	961,975
JPMorgan Chase & Company ±	0.76	2-15-2017	2,000,000	2,004,094

				6,239,366

Insurance: 0.58%
New York Life Global Funding 144A	1.30	1-12-2015	750,000	756,310

Health Care: 0.76%

Health Care Providers & Services: 0.76%
Providence Health & Services Obligated Group ±	0.90	10-1-2015	1,000,000	998,291

Information Technology: 1.14%

Communications Equipment: 1.14%
Cisco Systems Incorporated ±%%	0.52	3-3-2017	1,500,000	1,503,569

Utilities: 1.64%

Electric Utilities: 1.64%
Commonwealth Edison Company	4.70	4-15-2015	524,000	547,147
Public Service Colorado	5.50	4-1-2014	1,600,000	1,606,008

				2,153,155

Total Corporate Bonds and Notes (Cost $22,938,976)				22,993,744

Municipal Obligations: 8.26%

California: 3.03%
California (GO)	0.85	2-1-2015	1,000,000	1,004,640
California (GO)	5.10	8-1-2014	350,000	357,084
Irvine Ranch CA Water District (Water & Sewer Revenue)	2.39	3-15-2014	565,000	565,458
Northern California Transmission Refunding Oregon Project Series B (Utilities Revenue)	5.37	5-1-2015	1,000,000	1,057,510
University of California Series Y-1 (Education Revenue) ±	0.74	7-1-2041	1,000,000	1,000,060

				3,984,752

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Conservative Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Illinois: 1.43%
Chicago IL Midway Airport Series C (Airport Revenue)	1.32%	1-1-2016	$600,000	$608,562
Illinois (GO)	4.96	3-1-2016	1,175,000	1,265,369

				1,873,931

Indiana: 0.38%
Indiana Bond Bank Taxable School Severance Funding (Miscellaneous Revenue)	0.66	1-15-2015	500,000	502,415

New Jersey: 0.77%
New Jersey Building Authority Series B (Miscellaneous Revenue)	0.75	6-15-2015	1,000,000	1,006,190

New York: 1.53%
Suffolk County NY TAN Series I (GO)	1.50	8-14-2014	2,000,000	2,010,780

Ohio: 0.27%
JobsOhio Beverage Systems Statewide Liquor Profits Senior Lien Series 2013-B (Miscellaneous Revenue)	0.87	1-1-2015	350,000	351,652

South Carolina: 0.85%
Lancaster SC Educational Assistance Program Incorporated Installment Purchase Refunding Bonds School District Series 2013-A (Miscellaneous Revenue)	0.73	12-1-2014	355,000	356,367
South Carolina State Public Service Authority Series D (GO) ±	1.03	6-1-2015	760,000	763,374

				1,119,741

Total Municipal Obligations (Cost $10,788,691)				10,849,461

Non-Agency Mortgage Backed Securities: 2.43%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.14	10-12-2042	920,000	972,612
Citigroup/Deutsche Bank Commercial Mortgage Trust Pass-Through Certificate Series 2005-CD1 Class A4 ±	5.22	7-15-2044	500,000	527,829
Commercial Mortgage Trust Pass-Through Ceriificate Series 2005-C6 Class A5A ±	5.12	6-10-2044	599,273	628,661
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class A4A ±	4.94	8-15-2042	497,766	520,389
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 Class A4 ±	5.24	12-15-2044	515,000	546,136

Total Non-Agency Mortgage Backed Securities (Cost $3,190,082)				3,195,627

Yankee Corporate Bonds and Notes: 20.95%

Consumer Discretionary: 1.15%

Automobiles: 1.15%
Volkswagen International Finance NV 144A	1.63	3-22-2015	1,500,000	1,515,162

Consumer Staples: 1.23%

Tobacco: 1.23%
BAT International Finance plc 144A	1.40	6-5-2015	1,600,000	1,615,837

Energy: 0.71%

Oil, Gas & Consumable Fuels: 0.71%
BP Capital Markets plc	3.88	3-10-2015	900,000	932,032

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Conservative Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financials: 16.03%

Banks: 13.53%
ABN Amro Bank NV ±144A	1.04%	10-28-2016	$2,000,000	$2,010,004
ANZ New Zealand International Limited of London 144A	1.85	10-15-2015	1,050,000	1,070,012
Banque Federative du Credit Mutuel SA ±144A	1.09	1-20-2017	1,000,000	1,000,287
Barclays Bank plc	5.20	7-10-2014	750,000	762,524
Export-Import Bank of Korea ±	0.99	1-14-2017	500,000	503,535
Export-Import Bank of Korea	5.88	1-14-2015	750,000	783,539
ING Bank NV 144A	2.00	9-25-2015	1,000,000	1,017,364
Kookmin Bank ±144A	1.11	1-27-2017	1,000,000	1,003,860
Kookmin Bank ±144A	1.49	10-11-2016	500,000	506,540
Lloyds TSB Bank plc 144A	4.38	1-12-2015	1,500,000	1,547,403
Macquarie Bank Limited 144A	3.45	7-27-2015	1,000,000	1,034,364
National Australia Bank of New York ±	0.79	7-25-2016	700,000	703,841
Nationwide Building Society 144A	4.65	2-25-2015	1,500,000	1,555,140
Rabobank Nederland 144A	3.20	3-11-2015	900,000	925,371
Royal Bank of Scotland plc	4.88	3-16-2015	850,000	885,360
Royal Bank of Scotland plc 144A	4.88	8-25-2014	500,000	509,698
Sumitomo Mitsui Trust Bank Limited ±144A	1.02	9-16-2016	750,000	755,075
Svenska Handelsbanken AB ±	0.72	9-23-2016	700,000	703,193
Westpac Banking Corporation ±	0.66	11-25-2016	500,000	501,749
				17,778,859

Diversified Financial Services: 2.50%
Abbey National Treasury Services plc	2.88	4-25-2014	500,000	501,748
Abbey National Treasury Services plc 144A	3.88	11-10-2014	1,250,000	1,278,810
Deutsche Bank AG London	3.88	8-18-2014	500,000	507,957
UBS AG (Stamford)	3.88	1-15-2015	961,000	989,730

				3,278,245

Materials: 0.39%

Metals & Mining: 0.39%
Rio Tinto Finance USA Limited	8.95	5-1-2014	500,000	506,602

Telecommunication Services: 1.05%

Wireless Telecommunication Services: 1.05%
America Movil SAB de CV ±	1.24	9-12-2016	850,000	861,455
America Movil SAB de CV	5.75	1-15-2015	500,000	520,625

				1,382,080

Utilities: 0.39%

Electric Utilities: 0.39%
Korea Electric Power Corporation 144A	5.50	7-21-2014	500,000	508,897

Total Yankee Corporate Bonds and Notes (Cost $27,438,355)				27,517,714

Short-Term Investments: 29.58%

Commercial Paper: 26.88%
Anglesea Funding LLC 144A(p)	0.35	5-28-2014	2,000,000	1,998,328

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Conservative Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Antalis US Funding Corporation 144A(p)	0.01%	5-5-2014	$900,000	$899,654
Atlantic Asset Securitization LLC 144A	0.21	4-15-2014	1,500,000	1,499,624
Bedford Row Funding Corporation 144A(p)	0.28	5-19-2014	1,250,000	1,249,251
Bennington Stark Capital Company LLC 144A(p)	0.44	6-2-2014	2,200,000	2,197,495
CNPC Finance (HK) Limited 144A(p)	0.38	4-15-2014	2,500,000	2,498,806
Collateralized Commercial Paper Company II LLC (p)	0.41	10-16-2014	2,000,000	1,994,956
GDF Suez 144A	0.24	3-25-2014	1,000,000	999,853
ING (U.S.) Funding LLC	0.32	7-10-2014	1,000,000	998,889
Institutional Secured Funding LLC 144A(p)	0.25	3-11-2014	3,000,000	2,999,779
LMA Americas LLC 144A(p)	0.20	3-19-2014	2,200,000	2,199,774
Mountcliff Funding LLC 144A(p)	0.39	8-7-2014	2,000,000	1,996,686
Natixis US Finance Company LLC	0.35	5-27-2014	950,000	949,193
Natixis US Finance Company LLC	0.42	5-23-2014	1,250,000	1,248,819
Ridgefield Funding Company LLC 144A(p)	0.22	5-6-2014	3,000,000	2,998,773
Sinopec Century Bright Capital Investment Limited 144A	0.23	3-7-2014	1,000,000	999,966
Sinopec Century Bright Capital Investment Limited 144A	0.01	3-12-2014	1,000,000	999,923
Sinopec Century Bright Capital Investment Limited 144A	0.38	4-11-2014	1,000,000	999,599
Starbird Funding Corporation 144A(p)	0.19	5-12-2014	3,000,000	2,998,833
Suncorp Group Limited 144A	0.55	7-10-2014	1,100,000	1,097,832
Suncorp Group Limited 144A	0.01	1-29-2015	1,500,000	1,492,807
				35,318,840

	Yield		Shares

Investment Companies: 2.70%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)##	0.07		3,542,157	3,542,157

			Principal

U.S. Treasury Securities: 0.00%
U.S. Treasury Bill #(z)	0.00	3-20-2014	$5,000	5,000

Total Short-Term Investments (Cost $38,865,997)				38,865,997

Total investments in securities (Cost $134,256,611) *	102.35%	134,475,610
Other assets and liabilities, net	(2.35)	(3,083,146)

Total net assets	100.00%	$131,392,464

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

%%	Security issued on a when-issued basis.

(p)	Asset-backed commercial paper

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(z)	Zero coupon security. Rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

##	All or a portion of this security has been segregated for when-issued securities.

*	Cost for federal income tax purposes is $134,256,611 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$232,413
Gross unrealized depreciation	(13,414)

Net unrealized appreciation	$218,999

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Conservative Income Fund	Statement of assets and liabilities—February 28, 2014 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$130,933,453
In affiliated securities, at value (see cost below)	3,542,157

Total investments, at value (see cost below)	134,475,610
Receivable for interest	461,919
Receivable for daily variation margin on open futures contracts	469
Prepaid expenses and other assets	9,794

Total assets	134,947,792

Liabilities
Dividends payable	5,300
Payable for investments purchased	3,499,970
Advisory fee payable	4,622
Due to other related parties	13,424
Accrued expenses and other liabilities	32,012

Total liabilities	3,555,328

Total net assets	$131,392,464

NET ASSETS CONSIST OF
Paid-in capital	$131,165,102
Accumulated net realized gains on investments	9,329
Net unrealized gains on investments	218,033

Total net assets	$131,392,464

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Institutional Class	$131,392,464
Shares outstanding – Institutional Class	13,112,377
Net asset value per share – Institutional Class	$10.02

Investments in unaffiliated securities, at cost	$130,714,454

Investments in affiliated securities, at cost	$3,542,157

Total investments, at cost	$134,256,611

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2014 (unaudited)	Wells Fargo Advantage Conservative Income Fund	15

Investment income
Interest**	$338,985
Income from affiliated securities	481

Total investment income	339,466

Expenses
Advisory fee	97,555
Administration fees
Fund level	24,389
Institutional Class	39,022
Custody and accounting fees	3,375
Professional fees	20,556
Registration fees	15,628
Shareholder report expenses	11,946
Trustees’ fees and expenses	6,033
Other fees and expenses	1,289

Total expenses	219,793
Less: Fee waivers and/or expense reimbursements	(88,093)

Net expenses	131,700

Net investment income	207,766

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	39,889
Futures transactions	(6,838)

Net realized gains on investments	33,051

Net change in unrealized gains (losses) on:
Unaffiliated securities	277,453
Futures transactions	(966)

Net change in unrealized gains (losses) on investments	276,487

Net realized and unrealized gains (losses) on investments	309,538

Net increase in net assets resulting from operations	$517,304

** Net of foreign interest withholding taxes in the amount of	$127

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Conservative Income Fund	Statement of changes in net assets

	Six months ended February 28, 2014 (unaudited)		Year ended August 31, 2013[1]

Operations
Net investment income		$207,766		$55,349
Net realized gains (losses) on investments		33,051		(13,432)
Net change in unrealized gains (losses) on investments		276,487		(58,454)

Net increase (decrease) in net assets resulting from operations		517,304		(16,537)

Distributions to shareholders from
Net investment income
Institutional Class		(207,766)		(55,808)
Net realized gains
Institutional Class		(10,290)		0

Total distributions to shareholders		(218,056)		(55,808)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Institutional Class	9,404,779	94,102,963	5,000,000	50,000,000
Reinvestment of distributions
Institutional Class	19,558	195,829	5,588	55,808
Payment for shares redeemed
Institutional Class	(1,317,548)	(13,189,039)	0	0

Net increase in net assets resulting from capital share transactions		81,109,753		50,055,808

Total increase in net assets		81,409,001		49,983,463

Net assets
Beginning of period		49,983,463		0

End of period		$131,392,464		$49,983,463

Undistributed net investment income		$0		$0

1.	For the period from May 31, 2013 (commencement of operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Conservative Income Fund	17

(For a share outstanding throughout each period)

	Six months ended February 28, 2014	Year ended
INSTITUTIONAL CLASS	(unaudited)	August 31, 2013[1]
Net asset value, beginning of period	$9.99	$10.00
Net investment income	0.02	0.01
Net realized and unrealized gains (losses) on investments	0.03	(0.01)

Total from investment operations	0.05	0.00
Distributions to shareholders from
Net investment income	(0.02)	(0.01)
Net realized gains	(0.00)[2]	0.00

Total distributions to shareholders	(0.02)	(0.01)
Net asset value, end of period	$10.02	$9.99
Total return[3]	0.52%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.74%
Net expenses	0.27%	0.27%
Net investment income	0.43%	0.44%
Supplemental data
Portfolio turnover rate	33%	10%
Net assets, end of period (000s omitted)	$131,392	$49,983

1.	For the period from May 31, 2013 (commencement of class operations) to August 31, 2013
2.	Amount is less than $0.005.
3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Conservative Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Conservative Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Advantage Conservative Income Fund	19

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2013, the Fund had capital loss carryforwards which consisted of $13,432 in short-term capital losses.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20	Wells Fargo Advantage Conservative Income Fund	Notes to financial statements (unaudited)

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Asset-backed securities	$0	$29,053,067	$0	$29,053,067
Certificates of deposit	0	2,000,000	0	2,000,000
Corporate bonds and notes	0	22,993,744	0	22,993,744
Municipal obligations	0	10,849,461	0	10,849,461
Non-agency mortgage backed securities	0	3,195,627	0	3,195,627
Yankee corporate bonds and notes	0	27,517,714	0	27,517,714
Short-term investments
Commercial paper	0	35,318,840	0	35,318,840
Investment companies	3,542,157	0	0	3,542,157
U.S. Treasury securities	5,000	0	0	5,000
	$3,547,157	$130,928,453	$0	$134,475,610

As of February 28, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)		Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts	$(966	)*	$0	$0	$(966)

*	Amount represents the net unrealized losses.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.20% and declining to 0.15% as the average daily net assets of the Fund increase. For the six months ended February 28, 2014, the advisory fee was equivalent to an annual rate of 0.20% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and for Institutional Class shares a class level administration fee of 0.08% of the average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.27% for Institutional Class shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage Conservative Income Fund	21

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2014 were $79,992,850 and $21,829,386, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2014	Unrealized losses
6-30-2014	JPMorgan	15 Short	2-Year U.S. Treasury Notes	$3,298,125	$(966)

The Fund had an average notional amount of $1,038,199 in short futures contracts during the six months ended February 28, 2014.

On February 28, 2014, the cumulative unrealized losses on futures contracts in the amount of $966 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount
Futures - variation margin	JPMorgan	$469	$0	$0	$469

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2014, the Fund paid $42 in commitment fees.

For the six months ended February 28, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage Conservative Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Conservative Income Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the WellsFargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage Conservative Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Conservative Income Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

223529 04-14 SA265/SAR265 02-14

Wells Fargo Advantage

Government Securities Fund

Semi-Annual Report

February 28, 2014

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The views expressed and any forward-looking statements are as of February 28, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Government Securities Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines.

Reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Government Securities Fund for the six-month period that ended February 28, 2014. Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines. However, on the whole, investment-grade (measured by the Barclays U.S. Aggregate Bond Index1) and high-yield markets (measured by the Barclays U.S. High Yield Bond Index2) generated positive returns during the period, notably benefiting from the strong price improvement and declining U.S. Treasury yields that occurred in September and October of 2013 as well as the opening months of 2014. Although the returns of the U.S. high-yield market have often been positively correlated with U.S. equity returns (measured by the S&P 500 Index3) over the long-run, over the period, high-yield (measured by the Barclays U.S. High Yield Bond Index) generally performed well even when equities did not. The lower-rated corporate bond credit tiers outperformed the respectively higher-rated investment-grade credit tiers during the period.

A decline in bond prices was halted by the Fed’s postponement of tapering its bond-buying program.

Before the six-month period began, equity markets rallied, most notably in May and June of 2013. This led to a sharp increase in U.S. Treasury yields and declining valuations for much of the fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). However, in July and August 2013, that equity exuberance quieted a bit, and fixed-income markets stabilized. Returns across the fixed-income markets were largely negative in investment-grade and high-yield markets but modest in comparison with the declines in May and June of 2013.

But, by September and October of 2013, investment-grade and high-yield bond markets began generating positive returns yet again, as the Federal Reserve (Fed) backtracked on its intentions to taper its quantitative easing program, postponing it until 2014, at the earliest. This created a temporary rally in bonds that lasted until around November 20, 2013, when notes were released from the Fed’s October 2013 meeting that tapering of the bond-buying programs would not be postponed beyond January 2014. In response, long-term U.S. Treasury yields and mortgage rates ratcheted higher on expectations for an unwinding of monetary accommodation in the upcoming months. This led to declines in pricing across much of the core fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). U.S. high-yield markets were better able to absorb the shift in U.S. Treasury yields and continued to provide positive returns along with rallies in the equity markets.

Favorable conditions for fixed-income markets were restored in January and February 2014.

Seemingly much to the surprise of many everyday investors and seasoned investment professionals alike, fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index) largely outperformed U.S. equity markets (measured by the S&P 500 Index) during the opening months of 2014. A pullback in equity exuberance in January and reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets. U.S. Treasury yields declined in January 2014 and corporate bonds and mortgage-backed securities performed notably well. U.S. high-yield securities generated positive returns in January 2014 but lagged the rally across the investment-grade bond markets. This theme reversed in February 2014, as high-yield sectors rallied and investment-grade sectors performed well but not to the extent of the lowest-rated credit tiers.

Letter to shareholders (unaudited)	Wells Fargo Advantage Government Securities Fund	3

One positive takeaway for bond investors that helped fuel the fixed-income (measured by the Barclays U.S. Aggregate Bond Index) rallies was former Fed Chairman Bernanke’s guidance at the end of 2013. He indicated that the tapering of the Fed’s bond-buying program would proceed at a slow pace and that a reduction in quantitative easing should not be equivocated with a tightening of monetary policy. The distinction was important—although the bond-buying program was declining in volume, it was, nonetheless, still continuing. Additionally, the federal funds target rate would remain unchanged for the foreseeable future, with the implications that it would not increase until the bond-buying program was fully disbanded. These were important statements for fixed-income investors that helped bolster U.S. fixed-income valuations in the opening months of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

2.	The Barclays U.S. High Yield Bond Index is an index consisting of all domestic and Yankee bonds, rated below investment grade, with a minimum outstanding amount of $100 million and maturing over one year. You cannot invest directly in an index.

3.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index

4	Wells Fargo Advantage Government Securities Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Government Securities Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael J. Bray, CFA

Christopher Y. Kauffman, CFA

Average annual total returns1 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SGVDX)	8-31-1999	(4.94)	2.72	3.43	(0.46)	3.67	3.90	0.88	0.88
Class B (WGSBX)*	7-18-2008	(6.20)	2.52	3.38	(1.20)	2.88	3.38	1.63	1.63
Class C (WGSCX)	12-26-2002	(2.21)	2.88	3.07	(1.21)	2.88	3.07	1.63	1.63
Administrator Class (WGSDX)	4-8-2005	–	–	–	(0.25)	3.87	4.13	0.82	0.67
Institutional Class (SGVIX)	8-31-1999	–	–	–	(0.09)	4.07	4.34	0.55	0.51
Investor Class (STVSX)	10-29-1986	–	–	–	(0.49)	3.61	3.87	0.91	0.91
Barclays U.S. Aggregate excluding Credit Bond Index[4]	–	–	–	–	(0.15)	3.98	4.31	–	–
Barclays Intermediate U.S. Government Bond Index[5]	–	–	–	–	(0.26)	2.71	3.69	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Government Securities Fund	7

Ten largest long-term holdings[6] (%) as of February 28, 2014
U.S. Treasury Note, 0.25%, 5-31-2014	9.69
U.S. Treasury Note, 0.13%, 7-31-2014	9.69
U.S. Treasury Note, 0.50%, 10-15-2014	9.05
U.S. Treasury Note, 0.38%, 3-15-2015	6.16
FHLMC, 3.50%, 3-1-2044	6.14
FNMA, 3.00%, 3-1-2044	5.93
FNMA, 4.00%, 3-1-2044	4.28
GNMA, 4.50%, 3-1-2044	3.40
U.S. Treasury Note, 1.38%, 2-28-2019	2.72
FNMA, 5.00%, 8-1-2040	2.31

Portfolio allocation[7] as of February 28, 2014

1.	Historical performance shown for Class B shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class B. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.03% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, 0.64% for Administrator Class, 0.48% for Institutional Class, and 0.88% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays U.S. Aggregate excluding Credit Bond Index is composed of the Barclays U.S. Government Bond Index and the Barclays U.S. Mortgage-Backed Securities Index and it includes Treasury issues, agency issues, and mortgage-backed securities. You cannot invest directly in an index.

5.	The Barclays Intermediate U.S. Government Bond Index is an unmanaged index composed of U.S. Government securities with maturities in the one to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

6.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

8	Wells Fargo Advantage Government Securities Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2013 to February 28, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,022.87	$4.31	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%
Class B
Actual	$1,000.00	$1,018.25	$7.96	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.91	$7.95	1.59%
Class C
Actual	$1,000.00	$1,018.16	$8.06	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.81	$8.05	1.61%
Administrator Class
Actual	$1,000.00	$1,024.01	$3.21	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.21	0.64%
Institutional Class
Actual	$1,000.00	$1,024.82	$2.41	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%
Investor Class
Actual	$1,000.00	$1,022.72	$4.46	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46	0.89%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Government Securities Fund	9

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/govtsecurities.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 66.43%
FDIC Series 2010-S1 Class 1A ± 144A	0.71%	2-25-2048	$9,668,791	$9,708,172	0.73%
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	6,581,242	6,394,135	0.48
FHLB	5.63	3-14-2036	6,150,000	7,551,616	0.57
FHLMC	2.38	1-13-2022	10,415,000	10,263,639	0.77
FHLMC %%	3.50	3-1-2044	80,990,000	81,888,487	6.14
FHLMC %%	4.00	3-1-2044	11,875,000	12,413,086	0.93
FHLMC	5.50	7-1-2035	10,764,843	11,975,290	0.90
FHLMC	5.50	12-1-2038	7,071,545	7,751,900	0.58
FHLMC	6.00	5-25-2043	7,321,620	8,358,002	0.63
FHLMC	0.20-10.50	10-1-2014 to 7-25-2043	112,618,466	71,906,187	5.40
FNMA	1.75	5-30-2019	19,000,000	18,934,241	1.42
FNMA %%	3.00	3-1-2029	18,235,000	18,867,527	1.42
FNMA %%	3.00	3-1-2044	81,485,000	79,142,306	5.93
FNMA %%	3.50	3-1-2029	15,180,000	16,045,734	1.20
FNMA %%	3.50	3-1-2044	28,175,000	28,558,005	2.14
FNMA %%	4.00	3-1-2029	12,615,000	13,458,628	1.01
FNMA %%	4.00	3-1-2044	54,450,000	57,049,138	4.28
FNMA	4.15	7-1-2014	10,294,702	10,302,902	0.77
FNMA %%	4.50	3-1-2029	11,445,000	12,217,538	0.92
FNMA %%	4.50	3-1-2044	17,387,000	18,671,329	1.40
FNMA %%	5.00	8-1-2040	28,108,758	30,864,115	2.31
FNMA	5.50	6-1-2034	10,629,334	11,795,141	0.88
FNMA %%	6.00	3-1-2044	21,385,000	23,804,178	1.79
FNMA	0.36-11.25	4-1-2014 to 8-25-2047	165,139,668	180,157,228	13.50
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	6,867,133	7,889,986	0.59
GNMA	4.00	6-20-2042	19,790,116	21,019,415	1.58
GNMA %%	4.50	3-1-2044	41,770,000	45,379,187	3.40
GNMA	5.00	7-20-2040	9,724,002	10,781,649	0.81
GNMA	0.00-13.00	11-15-2014 to 2-16-2050	143,819,352	13,037,441	0.97
GNMA Series 2006-32 Class C ±	5.51	11-16-2038	12,510,000	13,531,379	1.01
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	12,520,000	13,776,908	1.03
GNMA Series 2007-35 Class NF ±	0.25	10-16-2035	8,556,535	8,550,691	0.64
Other securities				4,054,131	0.30

Total Agency Securities (Cost $869,713,654)				886,099,311	66.43

Municipal Obligations: 0.60%

Arkansas: 0.00%
Other securities				35,550	0.00

Texas: 0.60%
Retama TX Development Corporation (Miscellaneous Revenue)	10.00	12-15-2020	5,405,000	8,023,398	0.60

Total Municipal Obligations (Cost $6,882,723)				8,058,948	0.60

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Government Securities Fund	Summary portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Non-Agency Mortgage Backed Securities: 6.04%
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.78%	3-15-2049	$9,917,003	$10,757,122	0.81%
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10-15-2049	11,280,000	12,345,983	0.92
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	9,360,000	9,778,813	0.73
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	13,165,000	13,965,129	1.05
National Credit Union Administration Guaranteed Notes Series 2010-C1 Class APT	2.65	10-29-2020	8,600,617	8,871,536	0.66
National Credit Union Administration Guaranteed Notes	0.54-2.90	3-6-2020 to 10-29-2020	9,391,838	9,526,425	0.72
Other securities				15,368,254	1.15

Total Non-Agency Mortgage Backed Securities (Cost $81,236,038)				80,613,262	6.04

U.S. Treasury Securities: 49.23%
U.S. Treasury Bond	2.75	8-15-2042	10,585,000	8,980,716	0.67
U.S. Treasury Bond	3.75	8-15-2041	20,565,000	21,323,334	1.60
U.S. Treasury Bond	4.50	2-15-2036	7,475,000	8,759,766	0.66
U.S. Treasury Bond	4.63	2-15-2040	20,150,000	24,088,700	1.81
U.S. Treasury Bond	6.25	8-15-2023	18,460,000	24,287,877	1.82
U.S. Treasury Bond	7.25	8-15-2022	4,685,000	6,456,881	0.48
U.S. Treasury Note	0.13	7-31-2014	129,195,000	129,215,154	9.69
U.S. Treasury Note ##	0.25	5-31-2014	129,170,000	129,225,543	9.69
U.S. Treasury Note ##	0.38	3-15-2015	82,035,000	82,220,891	6.16
U.S. Treasury Note ##	0.38	11-15-2015	30,605,000	30,667,159	2.30
U.S. Treasury Note ##	0.50	10-15-2014	120,390,000	120,681,585	9.05
U.S. Treasury Note	1.00	8-31-2016	12,240,000	12,390,136	0.93
U.S. Treasury Note	1.38	2-28-2019	36,475,000	36,218,544	2.72
U.S. Treasury Note	2.75	11-15-2023	21,845,000	22,077,103	1.65

Total U.S. Treasury Securities (Cost $654,764,813)				656,593,389	49.23

Yankee Corporate Bonds and Notes: 2.91%

Financials: 2.91%

Banks: 2.91%
Bank of Nova Scotia 144A	1.65	10-29-2015	13,235,000	13,496,629	1.01
Canadian Imperial Bank 144A	0.90	9-19-2014	8,355,000	8,385,788	0.63
Nordea Eiendomskreditt 144A	1.88	4-7-2014	10,430,000	10,445,228	0.79
Other securities				6,437,216	0.48

Total Yankee Corporate Bonds and Notes (Cost $38,374,786)				38,764,861	2.91

	Yield		Shares

Short-Term Investments: 4.48%

Investment Companies: 1.27%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (u)(l)##	0.01		16,851,793	16,851,793	1.27

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Government Securities Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities: 3.21%
U.S. Treasury Bill (z)#	0.03%	3-20-2014	$1,400,000	$1,399,980	0.10%
U.S. Treasury Bill (z)#	0.04	3-20-2014	41,450,000	41,449,119	3.11

				42,849,099	3.21

Total Short-Term Investments (Cost $59,700,871)				59,700,892	4.48

Total investments in securities
(Cost $1,710,672,885)*				1,729,830,663	129.69
Other assets and liabilities, net				(396,059,275)	(29.69)

Total net assets				$1,333,771,388	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

%%	Security issued on a when-issued basis.

##	All or a portion of this security has been segregated for when-issued securities.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(z)	Zero coupon security. Rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,712,116,317 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,158,764
Gross unrealized depreciation	(13,444,418)

Net unrealized appreciation	$17,714,346

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Government Securities Fund	Statement of assets and liabilities—February 28, 2014 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$1,712,978,870
In affiliated securities, at value (see cost below)	16,851,793

Total investments, at value (see cost below)	1,729,830,663
Cash	301,934
Receivable for investments sold	15,306,028
Principal paydown receivable	136,930
Receivable for daily variation margin on open futures contracts	21,736
Receivable for Fund shares sold	1,981,118
Receivable for interest	4,412,638
Prepaid expenses and other assets	63,661

Total assets	1,752,054,708

Liabilities
Dividends payable	46,528
Payable for investments purchased	414,290,344
Payable for Fund shares redeemed	2,799,059
Payable for daily variation margin on open futures contracts	269,031
Advisory fee payable	344,371
Distribution fees payable	23,761
Due to other related parties	195,328
Accrued expenses and other liabilities	314,898

Total liabilities	418,283,320

Total net assets	$1,333,771,388

NET ASSETS CONSIST OF
Paid-in capital	$1,354,728,182
Overdistributed net investment income	(9,398,601)
Accumulated net realized losses on investments	(30,840,566)
Net unrealized gains on investments	19,282,373

Total net assets	$1,333,771,388

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$184,204,035
Shares outstanding – Class A	16,829,588
Net asset value per share – Class A	$10.95
Maximum offering price per share – Class A2	$11.47
Net assets – Class B	$1,664,771
Shares outstanding – Class B	152,125
Net asset value per share – Class B	$10.94
Net assets – Class C	$36,148,738
Shares outstanding – Class C	3,303,163
Net asset value per share – Class C	$10.94
Net assets – Administrator Class	$200,138,665
Shares outstanding – Administrator Class	18,292,574
Net asset value per share – Administrator Class	$10.94
Net assets – Institutional Class	$535,349,226
Shares outstanding – Institutional Class	48,955,556
Net asset value per share – Institutional Class	$10.94
Net assets – Investor Class	$376,265,953
Shares outstanding – Investor Class	34,355,740
Net asset value per share – Investor Class	$10.95

Investments in unaffiliated securities, at cost	$1,693,821,092

Investments in affiliated securities, at cost	$16,851,793

Total investments, at cost	$1,710,672,885

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2014 (unaudited)	Wells Fargo Advantage Government Securities Fund	13

Investment income
Interest	$9,762,863
Income from affiliated securities	12,357

Total investment income	9,775,220

Expenses
Advisory fee	2,612,803
Administration fees
Fund level	346,692
Class A	154,357
Class B	1,537
Class C	31,946
Administrator Class	110,340
Institutional Class	211,416
Investor Class	382,610
Shareholder servicing fees
Class A	241,184
Class B	2,195
Class C	49,916
Administrator Class	270,911
Investor Class	498,085
Distribution fees
Class B	7,204
Class C	149,748
Custody and accounting fees	47,626
Professional fees	40,553
Registration fees	58,009
Shareholder report expenses	79,928
Trustees’ fees and expenses	5,575
Other fees and expenses	26,742

Total expenses	5,329,377
Less: Fee waivers and/or expense reimbursements	(388,853)

Net expenses	4,940,524

Net investment income	4,834,696

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	11,848,568
Futures transactions	3,158,377

Net realized gains on investments	15,006,945

Net change in unrealized gains (losses) on:
Unaffiliated securities	13,535,191
Futures transactions	(349,500)

Net change in unrealized gains (losses) on investments	13,185,691

Net realized and unrealized gains (losses) on investments	28,192,636

Net increase in net assets resulting from operations	$33,027,332

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Government Securities Fund	Statement of changes in net assets

	Six months ended February 28, 2014 (unaudited)		Year ended August 31, 2013

Operations
Net investment income		$4,834,696		$15,501,192
Net realized gains (losses) on investments		15,006,945		(1,664,045)
Net change in unrealized gains (losses) on investments		13,185,691		(70,187,287)

Net increase (decrease) in net assets resulting from operations		33,027,332		(56,350,140)

Distributions to shareholders from
Net investment income
Class A		(1,167,961)		(1,828,007)
Class B		(4,313)		(801)
Class C		(91,203)		(14,343)
Administrator Class		(1,552,594)		(4,122,563)
Institutional Class		(4,201,618)		(7,352,891)
Investor Class		(2,370,720)		(4,066,924)
Net realized gains
Class A		0		(5,787,244)
Class B		0		(91,631)
Class C		0		(1,652,441)
Administrator Class		0		(11,374,048)
Institutional Class		0		(15,064,172)
Investor Class		0		(14,139,250)

Total distributions to shareholders		(9,388,409)		(65,494,315)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	666,570	7,240,006	2,608,358	29,241,926
Class B	3,264	35,580	4,179	46,967
Class C	51,752	562,749	581,904	6,542,961
Administrator Class	2,319,445	25,161,890	17,563,407	197,163,327
Institutional Class	7,273,349	78,952,125	15,309,231	170,689,174
Investor Class	1,784,642	19,401,537	5,551,759	62,174,744

		131,353,887		465,859,099

Reinvestment of distributions
Class A	94,088	1,020,333	589,275	6,585,929
Class B	334	3,597	6,795	76,052
Class C	3,227	34,774	60,071	672,281
Administrator Class	119,269	1,294,028	596,405	6,657,442
Institutional Class	378,185	4,101,541	1,774,405	19,798,248
Investor Class	212,980	2,311,369	1,574,233	17,613,825

		8,765,642		51,403,777

Payment for shares redeemed
Class A	(2,778,959)	(30,204,512)	(6,850,146)	(76,132,673)
Class B	(61,964)	(673,840)	(212,273)	(2,365,200)
Class C	(898,568)	(9,751,579)	(3,049,844)	(33,827,414)
Administrator Class	(15,682,389)	(170,331,441)	(24,665,991)	(273,105,092)
Institutional Class	(11,267,870)	(121,808,424)	(32,414,586)	(363,854,199)
Investor Class	(8,219,364)	(89,321,194)	(22,307,918)	(248,387,251)

		(422,090,990)		(997,671,829)

Net decrease in net assets resulting from capital share transactions		(281,971,461)		(480,408,953)

Total decrease in net assets		(258,332,538)		(602,253,408)

Net assets
Beginning of period		1,592,103,926		2,194,357,334

End of period		$1,333,771,388		$1,592,103,926

Overdistributed net investment income		$(9,398,601)		$(4,844,888)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Securities Fund	15

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
CLASS A		2013	2012	2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$10.77	$11.48	$11.23	$11.16	$10.89	$10.71	$10.45
Net investment income	0.03 [3]	0.07	0.15	0.25	0.06 [3]	0.29	0.39 [3]
Net realized and unrealized gains (losses) on investments	0.22	(0.42)	0.33	0.16	0.30	0.39	0.34

Total from investment operations	0.25	(0.35)	0.48	0.41	0.36	0.68	0.73
Distributions to shareholders from
Net investment income	(0.07)	(0.09)	(0.17)	(0.34)	(0.09)	(0.41)	(0.44)
Net realized gains	0.00	(0.27)	(0.06)	0.00	0.00	(0.09)	(0.03)

Total distributions to shareholders	(0.07)	(0.36)	(0.23)	(0.34)	(0.09)	(0.50)	(0.47)
Net asset value, end of period	$10.95	$10.77	$11.48	$11.23	$11.16	$10.89	$10.71
Total return[4]	2.29%	(3.22)%	4.35%	3.75%	3.29%	6.48%	7.17%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.85%	0.86%	0.85%	0.86%	0.89%	0.90%
Net expenses	0.86%	0.85%	0.86%	0.85%	0.86%	0.89%	0.90%
Net investment income	0.54%	0.67%	1.35%	2.31%	2.10%	2.71%	3.65%
Supplemental data
Portfolio turnover rate	179%	341%	327%	268%	89%	194%	368%
Net assets, end of period (000s omitted)	$184,204	$202,955	$258,329	$270,253	$326,800	$174,781	$181,342

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
CLASS B		2013	2012	2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$10.77	$11.48	$11.23	$11.16	$10.89	$10.70	$10.32
Net investment income (loss)	(0.01)[3]	(0.03)	0.08 [3]	0.15	0.04 [3]	0.24 [3]	0.27 [3]
Net realized and unrealized gains (losses) on investments	0.21	(0.41)	0.31	0.17	0.30	0.37	0.45

Total from investment operations	0.20	(0.44)	0.39	0.32	0.34	0.61	0.72
Distributions to shareholders from
Net investment income	(0.03)	(0.00)[4]	(0.08)	(0.25)	(0.07)	(0.33)	(0.31)
Net realized gains	0.00	(0.27)	(0.06)	0.00	0.00	(0.09)	(0.03)

Total distributions to shareholders	(0.03)	(0.27)	(0.14)	(0.25)	(0.07)	(0.42)	(0.34)
Net asset value, end of period	$10.94	$10.77	$11.48	$11.23	$11.16	$10.89	$10.70
Total return[5]	1.83%	(3.94)%	3.57%	2.98%	3.10%	5.80%	7.00%
Ratios to average net assets (annualized)
Gross expenses	1.60%	1.60%	1.61%	1.60%	1.60%	1.63%	1.65%
Net expenses	1.59%	1.60%	1.61%	1.60%	1.60%	1.63%	1.65%
Net investment income (loss)	(0.17)%	(0.08)%	0.68%	1.55%	1.29%	2.09%	2.94%
Supplemental data
Portfolio turnover rate	179%	341%	327%	268%	89%	194%	368%
Net assets, end of period (000s omitted)	$1,665	$2,266	$4,727	$7,083	$11,495	$2,159	$5,297

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from July 18, 2008 (commencement of class operations) to May 31, 2009.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Securities Fund	17

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
CLASS C		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$10.77	$11.48	$11.23	$11.16	$10.89	$10.70	$10.45
Net investment income (loss)	(0.01)[2]	(0.02)	0.07	0.17	0.04 [2]	0.23	0.30 [2]
Net realized and unrealized gains (losses) on investments	0.21	(0.42)	0.32	0.15	0.30	0.38	0.35

Total from investment operations	0.20	(0.44)	0.39	0.32	0.34	0.61	0.65
Distributions to shareholders from
Net investment income	(0.03)	(0.00)[3]	(0.08)	(0.25)	(0.07)	(0.33)	(0.37)
Net realized gains	0.00	(0.27)	(0.06)	0.00	0.00	(0.09)	(0.03)

Total distributions to shareholders	(0.03)	(0.27)	(0.14)	(0.25)	(0.07)	(0.42)	(0.40)
Net asset value, end of period	$10.94	$10.77	$11.48	$11.23	$11.16	$10.89	$10.70
Total return[4]	1.82%	(3.94)%	3.57%	2.98%	3.09%	5.78%	6.28%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.60%	1.61%	1.60%	1.61%	1.64%	1.63%
Net expenses	1.61%	1.60%	1.61%	1.60%	1.61%	1.64%	1.63%
Net investment income (loss)	(0.21)%	(0.08)%	0.55%	1.56%	1.35%	1.89%	2.78%
Supplemental data
Portfolio turnover rate	179%	341%	327%	268%	89%	194%	368%
Net assets, end of period (000s omitted)	$36,149	$44,647	$75,244	$58,576	$59,580	$34,927	$21,783

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$10.76	$11.48	$11.23	$11.16	$10.89	$10.70	$10.45
Net investment income	0.04 [2]	0.09	0.17 [2]	0.27 [2]	0.06 [2]	0.32	0.41 [2]
Net realized and unrealized gains (losses) on investments	0.22	(0.43)	0.33	0.16	0.30	0.39	0.34

Total from investment operations	0.26	(0.34)	0.50	0.43	0.36	0.71	0.75
Distributions to shareholders from
Net investment income	(0.08)	(0.11)	(0.19)	(0.36)	(0.09)	(0.43)	(0.47)
Net realized gains	0.00	(0.27)	(0.06)	0.00	0.00	(0.09)	(0.03)

Total distributions to shareholders	(0.08)	(0.38)	(0.25)	(0.36)	(0.09)	(0.52)	(0.50)
Net asset value, end of period	$10.94	$10.76	$11.48	$11.23	$11.16	$10.89	$10.70
Total return[3]	2.40%	(3.10)%	4.57%	3.97%	3.34%	6.78%	7.28%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.79%	0.79%	0.74%	0.79%	0.81%	0.81%
Net expenses	0.64%	0.64%	0.64%	0.64%	0.67%	0.70%	0.70%
Net investment income	0.79%	0.88%	1.49%	2.50%	2.30%	2.90%	3.86%
Supplemental data
Portfolio turnover rate	179%	341%	327%	268%	89%	194%	368%
Net assets, end of period (000s omitted)	$200,139	$339,446	$436,578	$276,334	$366,430	$243,760	$266,579

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Securities Fund	19

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
INSTITUTIONAL CLASS		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$10.76	$11.47	$11.22	$11.15	$10.88	$10.70	$10.44
Net investment income	0.05	0.11	0.19 [2]	0.30	0.07 [2]	0.32 [2]	0.44 [2]
Net realized and unrealized gains (losses) on investments	0.22	(0.42)	0.33	0.15	0.30	0.41	0.34

Total from investment operations	0.27	(0.31)	0.52	0.45	0.37	0.73	0.78
Distributions to shareholders from
Net investment income	(0.09)	(0.13)	(0.21)	(0.38)	(0.10)	(0.46)	(0.49)
Net realized gains	0.00	(0.27)	(0.06)	0.00	0.00	(0.09)	(0.03)

Total distributions to shareholders	(0.09)	(0.40)	(0.27)	(0.38)	(0.10)	(0.55)	(0.52)
Net asset value, end of period	$10.94	$10.76	$11.47	$11.22	$11.15	$10.88	$10.70
Total return[3]	2.48%	(2.86)%	4.74%	4.14%	3.39%	6.92%	7.62%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.52%	0.53%	0.52%	0.52%	0.54%	0.56%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	0.93%	1.05%	1.71%	2.71%	2.52%	3.06%	4.14%
Supplemental data
Portfolio turnover rate	179%	341%	327%	268%	89%	194%	368%
Net assets, end of period (000s omitted)	$535,349	$565,573	$778,919	$718,411	$531,890	$463,726	$313,486

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
INVESTOR CLASS		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$10.77	$11.49	$11.24	$11.17	$10.90	$10.71	$10.46
Net investment income	0.02	0.07	0.15 [2]	0.25 [2]	0.06 [2]	0.29	0.39 [2]
Net realized and unrealized gains (losses) on investments	0.22	(0.44)	0.33	0.15	0.30	0.40	0.33

Total from investment operations	0.24	(0.37)	0.48	0.40	0.36	0.69	0.72
Distributions to shareholders from
Net investment income	(0.06)	(0.08)	(0.17)	(0.33)	(0.09)	(0.41)	(0.44)
Net realized gains	0.00	(0.27)	(0.06)	0.00	0.00	(0.09)	(0.03)

Total distributions to shareholders	(0.06)	(0.35)	(0.23)	(0.33)	(0.09)	(0.50)	(0.47)
Net asset value, end of period	$10.95	$10.77	$11.49	$11.24	$11.17	$10.90	$10.71
Total return[3]	2.27%	(3.33)%	4.31%	3.72%	3.28%	6.53%	7.02%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.87%	0.89%	0.88%	0.90%	0.94%	0.94%
Net expenses	0.89%	0.87%	0.89%	0.88%	0.90%	0.94%	0.94%
Net investment income	0.51%	0.65%	1.33%	2.25%	2.10%	2.66%	3.65%
Supplemental data
Portfolio turnover rate	179%	341%	327%	268%	89%	194%	368%
Net assets, end of period (000s omitted)	$376,266	$437,217	$640,561	$678,022	$1,146,356	$1,024,088	$1,134,770

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Government Securities Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Government Securities Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount

22	Wells Fargo Advantage Government Securities Fund	Notes to financial statements (unaudited)

of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Advantage Government Securities Fund	23

As of August 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $26,015,724 with $2,028,091 expiring in 2016 and $23,987,633 expiring in 2017.

As of August 31, 2013, the Fund had $18,343,495 of current year deferred post-October capital losses, which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$886,094,408	$4,903	$886,099,311
Municipal obligations	0	8,058,948	0	8,058,948
Non-agency mortgage backed securities	0	80,613,262	0	80,613,262
U.S. Treasury securities	656,593,389	0	0	656,593,389
Yankee corporate bonds and notes	0	38,764,861	0	38,764,861
Short-term investments
Investment companies	16,851,793	0	0	16,851,793
U.S. Treasury securities	1,399,980	41,449,119	0	42,849,099
	$674,845,162	$1,054,980,598	$4,903	$1,729,830,663

As of February 28, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

	Quoted prices (Level 1)		Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts	$124,595	*	$0	$0	$124,595

*	Amount represents the net unrealized gains.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

24	Wells Fargo Advantage Government Securities Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase. For the six months ended February 28, 2014, the advisory fee was equivalent to an annual rate of 0.38% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares, 0.64% for Administrator Class shares, 0.48% for Institutional Class shares, and 0.88% for Investor Class shares. Prior to January 1, 2014, the Fund’s expenses were capped at 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares, and 0.90% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended February 28, 2014, Wells Fargo Funds Distributor, LLC received $291 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2014 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$2,877,821,208	$25,054,652	$2,745,980,971	$47,141,728

Notes to financial statements (unaudited)	Wells Fargo Advantage Government Securities Fund	25

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2014, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2014	Unrealized gains (losses)
6-19-2014	JPMorgan	923 Long	10-Year U.S. Treasury Notes	$114,942,344	$236,207
6-19-2014	JPMorgan	159 Short	U.S. Treasury Bonds	22,831,406	(185,441)
6-30-2014	JPMorgan	203 Short	2-Year U.S. Treasury Notes	44,634,625	(13,073)
6-30-2014	JPMorgan	742 Long	5-Year U.S. Treasury Notes	88,935,656	86,902

The Fund had an average notional amount of $153,296,589 and $66,254,734 in long futures contracts and short futures contracts, respectively, during the six months ended February 28, 2014.

On February 28, 2014, the cumulative unrealized gains on futures contracts in the amount of $124,595 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable and payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount
Futures - variation margin	JPMorgan	$21,736	($21,736)	$0	$0

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount
Futures - variation margin	JPMorgan	$269,031	$(21,736)	$(247,295)	$0

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2014, the Fund paid $314 in commitment fees.

26	Wells Fargo Advantage Government Securities Fund	Notes to financial statements (unaudited)

For the six months ended February 28, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Government Securities Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Government Securities Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Government Securities Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Government Securities Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

223530 04-14 SA216/SAR216 02-14

Wells Fargo Advantage High Income Fund

Semi-Annual Report

February 28, 2014

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The views expressed and any forward-looking statements are as of February 28, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage High Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines.

Reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage High Income Fund for the six-month period that ended February 28, 2014. Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines. However, on the whole, investment-grade (measured by the Barclays U.S. Aggregate Bond Index1) and high-yield markets (measured by the Barclays U.S. High Yield Bond Index2) generated positive returns during the period, notably benefiting from the strong price improvement and declining U.S. Treasury yields that occurred in September and October of 2013 as well as the opening months of 2014. Although the returns of the U.S. high-yield market have often been positively correlated with U.S. equity returns (measured by the S&P 500 Index3) over the long-run, over the period, high-yield (measured by the Barclays U.S. High Yield Bond Index) generally performed well even when equities did not. The lower-rated corporate bond credit tiers outperformed the respectively higher-rated investment-grade credit tiers during the period.

A decline in bond prices was halted by the Fed’s postponement of tapering its bond-buying program.

Before the six-month period began, equity markets rallied, most notably in May and June of 2013. This led to a sharp increase in U.S. Treasury yields and declining valuations for much of the fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). However, in July and August 2013, that equity exuberance quieted a bit, and fixed-income markets stabilized. Returns across the fixed-income markets were largely negative in investment- grade and high-yield markets but modest in comparison with the declines in May and June of 2013.

But, by September and October of 2013, investment-grade and high-yield bond markets began generating positive returns yet again, as the Federal Reserve (Fed) backtracked on its intentions to taper its quantitative easing program, postponing it until 2014, at the earliest. This created a temporary rally in bonds that lasted until around November 20, 2013, when notes were released from the Fed’s October 2013 meeting that tapering of the bond-buying programs would not be postponed beyond January 2014. In response, long-term U.S. Treasury yields and mortgage rates ratcheted higher on expectations for an unwinding of monetary accommodation in the upcoming months. This led to declines in pricing across much of the core fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). U.S. high-yield markets were better able to absorb the shift in U.S. Treasury yields and continued to provide positive returns along with rallies in the equity markets.

Favorable conditions for fixed-income markets were restored in January and February 2014.

Seemingly much to the surprise of many everyday investors and seasoned investment professionals alike, fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index) largely outperformed U.S. equity markets (measured by the S&P 500 Index) during the opening months of 2014. A pullback in equity exuberance in January and reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets. U.S. Treasury yields declined in January 2014 and corporate bonds and mortgage-backed securities performed notably well. U.S. high-yield securities generated positive returns in January 2014 but lagged the rally across the investment-grade

Letter to shareholders (unaudited)	Wells Fargo Advantage High Income Fund	3

bond markets. This theme reversed in February 2014, as high-yield sectors rallied and investment-grade sectors performed well but not to the extent of the lowest-rated credit tiers.

One positive takeaway for bond investors that helped fuel the fixed-income (measured by the Barclays U.S. Aggregate Bond Index) rallies was former Fed Chairman Bernanke’s guidance at the end of 2013. He indicated that the tapering of the Fed’s bond-buying program would proceed at a slow pace and that a reduction in quantitative easing should not be equivocated with a tightening of monetary policy. The distinction was important—although the bond-buying program was declining in volume, it was, nonetheless, still continuing. Additionally, the federal funds target rate would remain unchanged for the foreseeable future, with the implications that it would not increase until the bond-buying program was fully disbanded. These were important statements for fixed-income investors that helped bolster U.S. fixed-income valuations in the opening months of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

2.	The Barclays U.S. High Yield Bond Index is an index consisting of all domestic and Yankee bonds, rated below investment grade, with a minimum outstanding amount of $100 million and maturing over one year. You cannot invest directly in an index.

3.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Advantage High Income Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

This page is intentionally left blank.

6	Wells Fargo Advantage High Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas M. Price, CFA

Kevin J. Maas, CFA

Michael J. Schueller, CFA

Average annual total returns1 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SHBAX)	2-29-2000	1.24	12.19	6.79	6.01	13.23	7.28	1.00	0.91
Class B (WFNBX)*	7-18-2008	0.22	12.13	6.72	5.22	12.39	6.72	1.75	1.66
Class C (WFNCX)	7-18-2008	4.23	12.39	6.48	5.23	12.39	6.48	1.75	1.66
Administrator Class (WFNDX)	7-30-2010	–	–	–	6.11	13.37	7.46	0.94	0.81
Institutional Class (SHYYX)	7-31-2001	–	–	–	6.43	13.69	7.77	0.67	0.51
Investor Class (STHYX)	12-28-1995	–	–	–	5.85	13.16	7.27	1.03	0.94
Barclays U.S. Corporate High Yield Bond Index[4]	–	–	–	–	8.38	18.94	8.73	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment grade bond risk (for example, risk of greater volatility in value) and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage High Income Fund	7

Ten largest long-term holdings[5] (%) as of February 28, 2014
Sprint Corporation, 7.88%, 9-15-2023	1.63
Intelsat Bermuda Limited, 7.75%, 6-1-2021	1.35
ArcelorMittal, 6.75%, 2-25-2022	1.24
SLM Corporation, 8.00%, 3-25-2020	1.21
RSC Equipment Rental Incorporated, 8.25%, 2-1-2021	1.11
DaVita Incorporated, 6.63%, 11-1-2020	1.05
Valeant Pharmaceuticals International Incorporated, 7.50%, 7-15-2021	0.96
Ally Financial Incorporated, 8.00%, 3-15-2020	0.95
HealthSouth Corporation, 8.13%, 2-15-2020	0.95
Deluxe Corporation, 7.00%, 3-15-2019	0.94

Credit quality[6] as of February 28, 2014

1.	Historical performance shown for Class B and Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class B and Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.90% for Class A, 1.65% for Class B, 1.65% for Class C, 0.80% for Administrator Class, 0.50% for Institutional Class, and 0.93% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

5.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality, and credit quality ratings are subject to change.

8	Wells Fargo Advantage High Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2013 to February 28, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,067.62	$4.61	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class B
Actual	$1,000.00	$1,063.68	$8.44	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.25	1.65%
Class C
Actual	$1,000.00	$1,063.69	$8.44	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.25	1.65%
Administrator Class
Actual	$1,000.00	$1,067.70	$4.10	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%
Institutional Class
Actual	$1,000.00	$1,069.34	$2.57	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Investor Class
Actual	$1,000.00	$1,067.31	$4.77	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage High Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 82.65%

Consumer Discretionary: 18.99%

Auto Components: 2.12%
American Axle Manufacturing Incorporated	6.63%	10-15-2022	$6,000,000	$6,525,000
Goodyear Tire & Rubber Company	6.50	3-1-2021	5,000,000	5,462,500
Tenneco Automotive Incorporated	7.75	8-15-2018	3,000,000	3,183,750

				15,171,250

Diversified Consumer Services: 0.77%
Service Corporation International	7.50	4-1-2027	200,000	212,500
Stewart Enterprises Incorporated	6.50	4-15-2019	5,000,000	5,265,000

				5,477,500

Hotels, Restaurants & Leisure: 2.36%
Caesars Entertainment Corporation	8.50	2-15-2020	1,000,000	960,000
Caesars Entertainment Corporation	9.00	2-15-2020	5,000,000	4,862,500
MGM Resorts International Company	6.63	12-15-2021	4,000,000	4,390,000
MGM Resorts International Company	8.63	2-1-2019	1,000,000	1,197,500
Tunica-Biloxi Gaming Authority 144A	9.00	11-15-2015	6,260,000	5,477,500

				16,887,500

Household Durables: 2.51%
Beazer Homes USA Company	6.63	4-15-2018	1,000,000	1,080,000
Beazer Homes USA Company	7.25	2-1-2023	5,000,000	5,150,000
Lennar Corporation	4.13	12-1-2018	5,000,000	5,087,500
Meritage Homes Corporation	7.00	4-1-2022	1,500,000	1,642,500
Meritage Homes Corporation	7.15	4-15-2020	4,500,000	4,995,000

				17,955,000

Media: 7.80%
CCO Holdings LLC	6.50	4-30-2021	4,000,000	4,275,000
CCO Holdings LLC	6.63	1-31-2022	2,000,000	2,155,000
Cequel Communications Holdings 144A	6.38	9-15-2020	5,000,000	5,287,500
Clear Channel Communications Incorporated	9.00	3-1-2021	4,000,000	4,190,000
Clear Channel Communications Incorporated	14.00	2-1-2021	2,020,000	2,004,850
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	6,000,000	6,345,000
Cumulus Media Holdings Incorporated	7.75	5-1-2019	2,400,000	2,592,000
DISH DBS Corporation	5.88	7-15-2022	1,500,000	1,578,750
DISH DBS Corporation	7.88	9-1-2019	4,500,000	5,287,500
Lynx I Corporation 144A	5.38	4-15-2021	6,160,000	6,344,800
Lynx II Corporation 144A	6.38	4-15-2023	2,000,000	2,115,000
National CineMedia LLC	6.00	4-15-2022	3,000,000	3,142,500
Regal Entertainment Group %%	5.75	3-15-2022	2,000,000	2,045,000
Sinclair Television Group Incorporated	5.38	4-1-2021	5,000,000	5,025,000
Visant Corporation	10.00	10-1-2017	3,500,000	3,386,250

				55,774,150

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage High Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Multiline Retail: 0.40%
Bon Ton Stores Incorporated «	8.00%	6-15-2021	$3,000,000	$2,857,500

Specialty Retail: 2.26%
L Brands Incorporated	6.63	4-1-2021	5,000,000	5,606,250
Neiman Marcus Group Limited 144A	8.00	10-15-2021	5,500,000	5,898,750
Sally Beauty Holdings Incorporated	5.75	6-1-2022	4,400,000	4,653,000

				16,158,000

Textiles, Apparel & Luxury Goods: 0.77%
Hanesbrands Incorporated	6.38	12-15-2020	5,000,000	5,487,500

Consumer Staples: 1.98%

Food Products: 1.98%
JBS USA Finance Incorporated 144A	7.25	6-1-2021	4,250,000	4,505,000
Michael Foods Holdings Incorporated (PIK at 9.25%) 144A¥	8.50	7-15-2018	2,000,000	2,097,500
Post Holdings Incorporated 144A	6.75	12-1-2021	4,000,000	4,285,000
Smithfield Foods Incorporated 144A	5.25	8-1-2018	500,000	524,375
TreeHouse Foods Incorporated %%	4.88	3-15-2022	2,730,000	2,777,775

				14,189,650

Energy: 17.83%

Energy Equipment & Services: 3.48%
Basic Energy Services Company	7.75	2-15-2019	2,185,000	2,332,488
Basic Energy Services Company	7.75	10-15-2022	4,000,000	4,270,000
Energy Future Intermediate Holding Company LLC 144A	10.25	12-1-2020	4,000,000	4,160,000
Gulfmark Offshore Incorporated	6.38	3-15-2022	4,000,000	4,120,000
Hercules Offshore Incorporated 144A	7.13	4-1-2017	3,500,000	3,696,875
Key Energy Services Incorporated	6.75	3-1-2021	5,000,000	5,237,500
Parker Drilling Company 144A	6.75	7-15-2022	1,000,000	1,040,000

				24,856,863

Oil, Gas & Consumable Fuels: 14.35%
Arch Coal Incorporated «	7.25	6-15-2021	5,000,000	4,025,000
Athlon Holdings LP 144A	7.38	4-15-2021	4,000,000	4,240,000
Atlas Pipeline Partners LP	5.88	8-1-2023	5,000,000	4,912,500
Bill Barrett Corporation	7.63	10-1-2019	3,100,000	3,340,250
BreitBurn Energy Partners LP	8.63	10-15-2020	4,000,000	4,330,000
Chesapeake Energy Corporation	6.63	11-15-2019	3,100,000	3,286,000
Chesapeake Energy Corporation	6.63	8-15-2020	2,000,000	2,285,000
CITGO Petroleum Corporation 144A	11.50	7-1-2017	6,000,000	6,480,000
Comstock Resources Incorporated	9.50	6-15-2020	5,500,000	6,249,375
El Paso LLC	6.50	9-15-2020	3,500,000	3,836,508
Energy XXI Gulf Coast Incorporated 144A	7.50	12-15-2021	5,000,000	5,225,000
Energy XXI Gulf Coast Incorporated	7.75	6-15-2019	1,450,000	1,558,750
Goodrich Petroleum Corporation	8.88	3-15-2019	4,090,000	4,212,700
Halcon Resources Corporation	8.88	5-15-2021	5,000,000	5,087,500
James River Coal Company (s)	7.88	4-1-2019	5,000,000	837,500
Newfield Exploration Company	6.88	2-1-2020	4,950,000	5,315,063

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage High Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum Incorporated	6.88%	1-15-2023	$4,000,000	$4,350,000
Peabody Energy Corporation	6.00	11-15-2018	1,000,000	1,082,500
Peabody Energy Corporation «	6.25	11-15-2021	5,000,000	5,162,500
Penn Virginia Corporation	8.50	5-1-2020	4,000,000	4,400,000
Sabine Pass Liquefaction LLC 144A	5.88	2-1-2021	4,500,000	4,612,500
Sandridge Energy Incorporated	7.50	2-15-2023	6,000,000	6,330,000
Targa Resources Partners Incorporated	6.38	8-1-2022	750,000	804,375
Targa Resources Partners Incorporated	6.88	2-1-2021	4,000,000	4,340,000
Tesoro Logistics LP Corporation	6.13	10-15-2021	1,000,000	1,045,000
Ultra Petroleum Corporation 144A	5.75	12-15-2018	5,000,000	5,237,500

				102,585,521

Financials: 7.45%

Banks: 1.77%
CIT Group Incorporated	5.25	3-15-2018	5,000,000	5,425,000
CIT Group Incorporated	5.38	5-15-2020	3,000,000	3,240,000
Regions Bank	7.50	5-15-2018	3,350,000	3,988,711

				12,653,711

Consumer Finance: 4.14%
Ally Financial Incorporated	5.50	2-15-2017	1,500,000	1,638,750
Ally Financial Incorporated	6.25	12-1-2017	2,000,000	2,250,000
Ally Financial Incorporated	8.00	3-15-2020	5,500,000	6,806,250
Chrysler Group LLC 144A	8.25	6-15-2021	5,000,000	5,662,500
General Motors Financial Company Incorporated	4.25	5-15-2023	4,550,000	4,595,500
SLM Corporation	8.00	3-25-2020	7,500,000	8,662,500

				29,615,500

Real Estate Management & Development: 0.82%
CBRE Services Incorporated	5.00	3-15-2023	3,000,000	3,000,000
Icahn Enterprises Company 144A	6.00	8-1-2020	2,735,000	2,885,425

				5,885,425

REITs: 0.72%
Crown Castle International Corporation	5.25	1-15-2023	5,000,000	5,125,000

Health Care: 8.27%

Health Care Equipment & Supplies: 1.40%
Biomet Incorporated	6.50	8-1-2020	5,000,000	5,393,750
Kinetics Concepts Incorporated	10.50	11-1-2018	4,000,000	4,625,000

				10,018,750

Health Care Providers & Services: 6.87%
Community Health Systems Incorporated	6.88	2-1-2022	1,000,000	1,063,750
Community Health Systems Incorporated	8.00	11-15-2019	4,000,000	4,444,000
DaVita Incorporated	6.63	11-1-2020	7,000,000	7,516,250
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,500,000	1,616,250
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	2,500,000	2,675,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage High Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
Hanger Orthopedic Group	7.13%	11-15-2018	$4,000,000	$4,260,000
HCA Holdings Incorporated	6.25	2-15-2021	4,000,000	4,360,000
HCA Incorporated	4.75	5-1-2023	3,500,000	3,500,000
HealthSouth Corporation	8.13	2-15-2020	6,200,000	6,758,000
Iasis Healthcare Corporation	8.38	5-15-2019	5,000,000	5,350,000
Select Medical Corporation	6.38	6-1-2021	2,000,000	2,040,000
Tenet Healthcare Corporation	8.00	8-1-2020	5,000,000	5,487,500

				49,070,750

Industrials: 12.15%

Aerospace & Defense: 2.29%
BE Aerospace Incorporated	5.25	4-1-2022	3,500,000	3,609,375
DigitalGlobe Incorporated	5.25	2-1-2021	5,000,000	4,950,000
Esterline Technologies Corporation	7.00	8-1-2020	3,750,000	4,078,125
TransDigm Group Incorporated	7.75	12-15-2018	3,500,000	3,749,375

				16,386,875

Building Products: 1.86%
Masco Corporation	5.95	3-15-2022	6,130,000	6,620,400
Nortek Incorporated	8.50	4-15-2021	5,000,000	5,600,000
Ply Gem Industries Incorporated 144A	6.50	2-1-2022	500,000	507,500
USG Corporation 144A	5.88	11-1-2021	500,000	532,500

				13,260,400

Commercial Services & Supplies: 2.41%
Casella Waste Systems Incorporated	7.75	2-15-2019	4,250,000	4,377,500
Clean Harbors Incorporated	5.13	6-1-2021	5,000,000	5,100,000
Deluxe Corporation	6.00	11-15-2020	1,000,000	1,040,000
Deluxe Corporation	7.00	3-15-2019	6,300,000	6,741,000

				17,258,500

Machinery: 2.42%
Briggs & Stratton Corporation	6.88	12-15-2020	2,970,000	3,296,700
Gardner Denver Incorporated 144A	6.88	8-15-2021	1,500,000	1,533,750
Manitowoc Company Incorporated	8.50	11-1-2020	4,000,000	4,535,000
RSC Equipment Rental Incorporated	8.25	2-1-2021	7,000,000	7,901,250

				17,266,700

Professional Services: 1.25%
Checkout Holdings Corporation 144A¤	0.00	11-15-2015	3,000,000	2,535,000
FTI Consulting Incorporated	6.75	10-1-2020	5,900,000	6,416,250

				8,951,250

Road & Rail: 0.41%
Hertz Corporation	5.88	10-15-2020	2,750,000	2,915,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage High Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Trading Companies & Distributors: 1.51%
Ashtead Capital Incorporated 144A	6.50%	7-15-2022	$3,740,000	$4,057,900
International Lease Finance Corporation	8.25	12-15-2020	5,500,000	6,730,625

				10,788,525

Information Technology: 3.74%

Internet Software & Services: 0.28%
Zayo Group LLC	10.13	7-1-2020	1,700,000	1,972,000

IT Services: 1.59%
First Data Corporation 144A	10.63	6-15-2021	3,000,000	3,375,000
First Data Corporation (PIK at 10.00%) 144A¥	8.75	1-15-2022	3,000,000	3,281,250
Neustar Incorporated	4.50	1-15-2023	5,500,000	4,743,750

				11,400,000

Semiconductors & Semiconductor Equipment: 1.87%
Amkor Technology Incorporated	6.38	10-1-2022	5,000,000	5,175,000
Magnachip Semiconductor Corporation	6.63	7-15-2021	4,000,000	4,120,000
Micron Technology Incorporated 144A	5.88	2-15-2022	3,910,000	4,085,950

				13,380,950

Materials: 4.77%

Chemicals: 1.32%
Huntsman International LLC	4.88	11-15-2020	4,000,000	4,075,000
Momentive Performance Materials Incorporated	8.88	10-15-2020	5,000,000	5,350,000

				9,425,000

Containers & Packaging: 2.25%
BOE Intermediate Holding Corporation (PIK at 9.75%) 144A¥	9.00	11-1-2017	2,091,000	2,247,825
BWAY Corporation	10.00	6-15-2018	4,000,000	4,280,000
Reynolds Group Holdings	5.75	10-15-2020	5,000,000	5,225,000
Reynolds Group Holdings	8.25	2-15-2021	4,000,000	4,370,000

				16,122,825

Metals & Mining: 1.20%
AK Steel Corporation	7.63	5-15-2020	1,000,000	990,000
AK Steel Corporation	8.38	4-1-2022	2,840,000	2,811,600
US Steel Corporation	6.88	4-1-2021	4,500,000	4,770,000

				8,571,600

Telecommunication Services: 6.20%

Diversified Telecommunication Services: 3.67%
CenturyLink Incorporated	5.63	4-1-2020	5,000,000	5,225,000
Cincinnati Bell Incorporated	8.38	10-15-2020	3,000,000	3,270,000
Frontier Communications Corporation	8.75	4-15-2022	2,000,000	2,290,000
Level 3 Communications Incorporated	8.88	6-1-2019	3,500,000	3,858,750
Level 3 Financing Incorporated	7.00	6-1-2020	5,000,000	5,450,000
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	6,000,000	6,120,000

				26,213,750

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage High Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services: 2.53%
Sprint Capital Corporation	6.90%	5-1-2019	$3,000,000	$3,300,000
Sprint Corporation 144A	7.88	9-15-2023	10,500,000	11,628,750
T-Mobile USA Incorporated	6.25	4-1-2021	3,000,000	3,198,750

				18,127,500

Utilities: 1.27%

Independent Power & Renewable Electricity Producers: 1.27%
Calpine Corporation 144A	7.88	1-15-2023	4,795,000	5,394,375
NRG Energy Incorporated	6.63	3-15-2023	3,500,000	3,692,500

				9,086,875

Total Corporate Bonds and Notes (Cost $572,178,555)				590,897,320

Municipal Obligations: 0.59%

Florida: 0.59%
Florida Development Financial Corporation Renaissance Charter School Project Series 2011B (Education Revenue)	8.00	12-15-2018	2,710,000	2,772,005
Florida Development Financial Corporation Renaissance Charter School Project Series 2012B (Education Revenue)	7.50	6-15-2018	1,450,000	1,443,475

Total Municipal Obligations (Cost $4,160,000)				4,215,480

Term Loans ±: 0.56%
Dell Incorporated	4.50	4-29-2020	3,990,000	3,977,870

Total Term Loans (Cost $3,955,713)				3,977,870

Yankee Corporate Bonds and Notes: 10.24%

Consumer Discretionary: 1.77%

Automobiles: 1.06%
Jaguar Land Rover plc 144A	5.63	2-1-2023	3,500,000	3,657,500
Jaguar Land Rover plc 144A	8.13	5-15-2021	3,500,000	3,963,750

				7,621,250

Media: 0.71%
Quebecor Media Incorporated	5.75	1-15-2023	5,000,000	5,062,500

Energy: 0.72%

Oil, Gas & Consumable Fuels: 0.72%
Petrobakken Energy Limited 144A	8.63	2-1-2020	5,000,000	5,112,500

Health Care: 0.96%

Pharmaceuticals: 0.96%
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	6,000,000	6,840,000

Industrials: 0.57%

Aerospace & Defense: 0.57%
Bombardier Incorporated 144A	6.13	1-15-2023	4,000,000	4,050,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage High Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 1.12%

Electronic Equipment, Instruments & Components: 0.60%
Sensata Technologies BV 144A	6.50%	5-15-2019	$4,000,000	$4,300,000

Semiconductors & Semiconductor Equipment: 0.52%
NXP Funding LLC 144A	5.75	2-15-2021	3,500,000	3,727,500

Materials: 3.75%

Chemicals: 1.18%
Ineos Finance plc 144A	7.50	5-1-2020	1,000,000	1,100,000
Ineos Group Holdings plc 144A	5.88	2-15-2019	1,000,000	1,030,000
Ineos Group Holdings plc 144A	6.13	8-15-2018	5,000,000	5,175,000
Ineos Group Holdings plc 144A	8.38	2-15-2019	1,000,000	1,107,500

				8,412,500

Containers & Packaging: 0.14%
Ardagh Holdings USA Incorporated 144A	6.75	1-31-2021	1,000,000	1,040,000

Metals & Mining: 1.86%
ArcelorMittal «	6.75	2-25-2022	8,000,000	8,880,000
FMG Resources Property Limited 144A	8.25	11-1-2019	4,000,000	4,410,000

				13,290,000

Paper & Forest Products: 0.57%
Sappi Papier Holding GmbH 144A	6.63	4-15-2021	4,000,000	4,080,000

Telecommunication Services: 1.35%

Diversified Telecommunication Services: 1.35%
Intelsat Bermuda Limited 144A	7.75	6-1-2021	9,000,000	9,686,248

Total Yankee Corporate Bonds and Notes (Cost $70,237,545)				73,222,498

	Yield		Shares

Short-Term Investments: 6.80%

Investment Companies: 6.69%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07		33,388,112	33,388,112
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.09		14,423,525	14,423,525

				47,811,637

			Principal
U.S. Treasury Securities: 0.11%
U.S. Treasury Bill (z)#	0.02	3-20-2014	$800,000	799,989

Total Short-Term Investments (Cost $48,611,614)				48,611,626

Total investments in securities (Cost $699,143,427)*	100.84%	720,924,794
Other assets and liabilities, net	(0.84)	(5,983,659)

Total net assets	100.00%	$714,941,135

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage High Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

%%	Security issued on a when-issued basis.

«	All or a portion of this security is on loan.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

¤	Security issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

(z)	Zero coupon security. Rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $699,059,582 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$29,414,472
Gross unrealized depreciation	(7,549,260)

Net unrealized appreciation	$21,865,212

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2014 (unaudited)	Wells Fargo Advantage High Income Fund	17

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$673,113,157
In affiliated securities, at value (see cost below)	47,811,637

Total investments, at value (see cost below)	720,924,794
Receivable for investments sold	3,440,000
Receivable for Fund shares sold	617,880
Receivable for interest	11,941,783
Receivable for daily variation margin on open futures contracts	57,031
Receivable for securities lending income	8,103
Prepaid expenses and other assets	68,248

Total assets	737,057,839

Liabilities
Dividends payable	728,779
Payable for investments purchased	4,730,000
Payable for Fund shares redeemed	1,726,553
Payable upon receipt of securities loaned	14,423,525
Advisory fee payable	211,861
Distribution fees payable	19,229
Due to other related parties	114,169
Accrued expenses and other liabilities	162,588

Total liabilities	22,116,704

Total net assets	$714,941,135

NET ASSETS CONSIST OF
Paid-in capital	$691,057,741
Overdistributed net investment income	(65,214)
Accumulated net realized gains on investments	2,259,696
Net unrealized gains on investments	21,688,912

Total net assets	$714,941,135

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$104,738,318
Shares outstanding – Class A	14,000,687
Net asset value per share – Class A	$7.48
Maximum offering price per share – Class A2	$7.83
Net assets – Class B	$809,094
Shares outstanding – Class B	108,162
Net asset value per share – Class B	$7.48
Net assets – Class C	$30,539,948
Shares outstanding – Class C	4,082,573
Net asset value per share – Class C	$7.48
Net assets – Administrator Class	$71,641,899
Shares outstanding – Administrator Class	9,480,901
Net asset value per share – Administrator Class	$7.56
Net assets – Institutional Class	$175,316,983
Shares outstanding – Institutional Class	23,215,074
Net asset value per share – Institutional Class	$7.55
Net assets – Investor Class	$331,894,893
Shares outstanding – Investor Class	44,179,332
Net asset value per share – Investor Class	$7.51

Investments in unaffiliated securities (including securities on loan), at cost	$651,331,790

Investments in affiliated securities, at cost	$47,811,637

Total investments, at cost	$699,143,427

Securities on loan, at value	$14,120,970

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage High Income Fund	Statement of operations—six months ended February 28, 2014 (unaudited)

Investment income
Interest	$22,509,740
Securities lending income, net	68,220
Income from affiliated securities	10,667

Total investment income	22,588,627

Expenses
Advisory fee	1,759,923
Administration fees
Fund level	178,730
Class A	75,708
Class B	752
Class C	24,728
Administrator Class	33,845
Institutional Class	81,032
Investor Class	302,259
Shareholder servicing fees
Class A	118,293
Class B	1,174
Class C	38,638
Administrator Class	81,043
Investor Class	389,681
Distribution fees
Class B	3,523
Class C	115,914
Custody and accounting fees	21,220
Professional fees	34,258
Registration fees	56,117
Shareholder report expenses	51,771
Trustees’ fees and expenses	6,304
Other fees and expenses	17,628

Total expenses	3,392,541
Less: Fee waivers and/or expense reimbursements	(447,236)

Net expenses	2,945,305

Net investment income	19,643,322

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	4,476,017
Futures transactions	(1,389,705)

Net realized gains on investments	3,086,312

Net change in unrealized gains (losses) on:
Unaffiliated securities	24,595,204
Futures transactions	67,680

Net change in unrealized gains (losses) on investments	24,662,884

Net realized and unrealized gains (losses) on investments	27,749,196

Net increase in net assets resulting from operations	$47,392,518

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage High Income Fund	19

	Six months ended February 28, 2014 (unaudited)		Year ended August 31, 2013

Operations
Net investment income		$19,643,322		$46,786,557
Net realized gains on investments		3,086,312		31,870,957
Net change in unrealized gains (losses) on investments		24,662,884		(37,958,563)

Net increase in net assets resulting from operations		47,392,518		40,698,951

Distributions to shareholders from
Net investment income
Class A		(2,568,610)		(6,334,223)
Class B		(21,967)		(60,295)
Class C		(723,129)		(1,561,617)
Administrator Class		(1,868,766)		(3,027,716)
Institutional Class		(5,893,662)		(16,317,531)
Investor Class		(8,585,694)		(19,486,135)
Net realized gains
Class A		(3,842,804)		(630,804)
Class B		(38,215)		(7,202)
Class C		(1,274,798)		(173,756)
Administrator Class		(2,836,913)		(184,150)
Institutional Class		(8,563,107)		(1,630,359)
Investor Class		(13,040,948)		(1,906,689)

Total distributions to shareholders		(49,258,613)		(51,320,477)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,767,780	20,596,797	3,729,282	28,906,262
Class B	12,058	91,004	34,483	267,438
Class C	309,497	2,332,959	988,380	7,647,434
Administrator Class	2,355,821	17,926,770	10,774,515	84,601,571
Institutional Class	1,448,521	10,963,153	9,948,069	77,497,291
Investor Class	7,546,997	56,788,891	27,967,225	217,146,116

		108,699,574		416,066,112

Reinvestment of distributions
Class A	827,081	6,143,398	863,554	6,659,606
Class B	7,542	55,985	8,173	63,017
Class C	258,015	1,915,079	215,962	1,664,678
Administrator Class	591,839	4,441,554	390,072	3,034,685
Institutional Class	501,603	3,760,383	771,438	6,014,965
Investor Class	2,629,319	19,603,463	2,396,488	18,560,873

		35,919,862		35,997,824

Payment for shares redeemed
Class A	(2,842,579)	(21,350,360)	(7,565,808)	(58,516,955)
Class B	(51,052)	(383,490)	(95,801)	(739,857)
Class C	(687,737)	(5,156,985)	(1,208,988)	(9,304,082)
Administrator Class	(1,997,014)	(15,120,582)	(6,972,702)	(54,516,411)
Institutional Class	(7,480,428)	(56,329,830)	(21,331,616)	(167,130,276)
Investor Class	(7,731,605)	(58,155,653)	(33,521,435)	(259,877,886)

		(156,496,900)		(550,085,467)

Net decrease in net assets resulting from capital share transactions		(11,877,464)		(98,021,531)

Total decrease in net assets		(13,743,559)		(108,643,057)

Net assets
Beginning of period		728,684,694		837,327,751

End of period		$714,941,135		$728,684,694

Overdistributed net investment income		$(65,214)		$(46,708)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage High Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31

CLASS A		2013	2012	2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$7.50	$7.63	$7.17	$7.14	$6.90	$6.35	$7.25
Net investment income	0.20	0.43	0.46	0.50	0.13	0.53	0.50
Net realized and unrealized gains (losses) on investments	0.29	(0.10)	0.47	0.03	0.24	0.54	(0.90)

Total from investment operations	0.49	0.33	0.93	0.53	0.37	1.07	(0.40)
Distributions to shareholders from
Net investment income	(0.20)	(0.42)	(0.47)	(0.50)	(0.13)	(0.52)	(0.50)
Net realized gains	(0.31)	(0.04)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.51)	(0.46)	(0.47)	(0.50)	(0.13)	(0.52)	(0.50)
Net asset value, end of period	$7.48	$7.50	$7.63	$7.17	$7.14	$6.90	$6.35
Total return[3]	6.76%	4.42%	13.30%	7.41%	5.44%	17.20%	(5.07)%
Ratios to average net assets (annualized)
Gross expenses	1.00%	0.99%	1.00%	1.01%	1.00%	1.03%	1.05%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.89%
Net investment income	5.43%	5.52%	6.30%	6.77%	7.52%	7.86%	8.13%
Supplemental data
Portfolio turnover rate	26%	60%	22%	78%	11%	77%	52%
Net assets, end of period (000s omitted)	$104,738	$99,410	$123,727	$102,361	$124,730	$99,515	$105,678

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Income Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
CLASS B		2013	2012	2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$7.50	$7.63	$7.17	$7.13	$6.90	$6.35	$6.99
Net investment income	0.17 [3]	0.37 [3]	0.41 [3]	0.45	0.12	0.48	0.39
Net realized and unrealized gains (losses) on investments	0.29	(0.09)	0.46	0.04	0.23	0.54	(0.64)

Total from investment operations	0.46	0.28	0.87	0.49	0.35	1.02	(0.25)
Distributions to shareholders from
Net investment income	(0.17)	(0.37)	(0.41)	(0.45)	(0.12)	(0.47)	(0.39)
Net realized gains	(0.31)	(0.04)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.48)	(0.41)	(0.41)	(0.45)	(0.12)	(0.47)	(0.39)
Net asset value, end of period	$7.48	$7.50	$7.63	$7.17	$7.13	$6.90	$6.35
Total return[4]	6.37%	3.64%	12.46%	6.76%	5.10%	16.33%	(3.11)%
Ratios to average net assets (annualized)
Gross expenses	1.75%	1.74%	1.75%	1.76%	1.75%	1.78%	1.79%
Net expenses	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income	4.67%	4.77%	5.59%	6.04%	6.66%	7.17%	7.35%
Supplemental data
Portfolio turnover rate	26%	60%	22%	78%	11%	77%	52%
Net assets, end of period (000s omitted)	$809	$1,047	$1,470	$2,452	$5,451	$4,564	$7,908

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from July 18, 2008 (commencement of class operations) to May 31, 2009

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage High Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
CLASS C		2013	2012	2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$7.50	$7.63	$7.17	$7.14	$6.90	$6.35	$6.99
Net investment income	0.17	0.37	0.41	0.45	0.12	0.48	0.39
Net realized and unrealized gains (losses) on investments	0.29	(0.09)	0.46	0.03	0.24	0.54	(0.64)

Total from investment operations	0.46	0.28	0.87	0.48	0.36	1.02	(0.25)
Distributions to shareholders from
Net investment income	(0.17)	(0.37)	(0.41)	(0.45)	(0.12)	(0.47)	(0.39)
Net realized gains	(0.31)	(0.04)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.48)	(0.41)	(0.41)	(0.45)	(0.12)	(0.47)	(0.39)
Net asset value, end of period	$7.48	$7.50	$7.63	$7.17	$7.14	$6.90	$6.35
Total return[3]	6.37%	3.65%	12.47%	6.62%	5.25%	16.33%	(3.12)%
Ratios to average net assets (annualized)
Gross expenses	1.76%	1.74%	1.75%	1.76%	1.75%	1.78%	1.79%
Net expenses	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income	4.67%	4.76%	5.56%	6.01%	6.75%	7.04%	7.29%
Supplemental data
Portfolio turnover rate	26%	60%	22%	78%	11%	77%	52%
Net assets, end of period (000s omitted)	$30,540	$31,534	$32,089	$30,645	$30,332	$18,573	$13,460

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from July 18, 2008 (commencement of class operations) to May 31, 2009

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Income Fund	23

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]
Net asset value, beginning of period	$7.58	$7.70	$7.24	$7.20	$7.23
Net investment income	0.21	0.44	0.48	0.51	0.04
Net realized and unrealized gains (losses) on investments	0.29	(0.08)	0.46	0.04	(0.02)

Total from investment operations	0.50	0.36	0.94	0.55	0.02
Distributions to shareholders from
Net investment income	(0.21)	(0.44)	(0.48)	(0.51)	(0.05)
Net realized gains	(0.31)	(0.04)	0.00	0.00	0.00

Total distributions to shareholders	(0.52)	(0.48)	(0.48)	(0.51)	(0.05)
Net asset value, end of period	$7.56	$7.58	$7.70	$7.24	$7.20
Total return[2]	6.77%	4.68%	13.36%	7.66%	0.22%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.91%	0.90%	0.92%	0.99%
Net expenses	0.80%	0.80%	0.80%	0.79%	0.84%
Net investment income	5.52%	5.57%	6.37%	6.73%	7.78%
Supplemental data
Portfolio turnover rate	26%	60%	22%	78%	11%
Net assets, end of period (000s omitted)	$71,642	$64,626	$33,395	$14,654	$10

1.	For the period from July 30, 2010 (commencement of class operations) to August 31, 2010

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage High Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
INSTITUTIONAL CLASS		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$7.57	$7.70	$7.24	$7.20	$6.96	$6.40	$7.31
Net investment income	0.22	0.46	0.50	0.54	0.14	0.57	0.53
Net realized and unrealized gains (losses) on investments	0.29	(0.09)	0.46	0.04	0.24	0.54	(0.91)

Total from investment operations	0.51	0.37	0.96	0.58	0.38	1.11	(0.38)
Distributions to shareholders from
Net investment income	(0.22)	(0.46)	(0.50)	(0.54)	(0.14)	(0.55)	(0.53)
Net realized gains	(0.31)	(0.04)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.53)	(0.50)	(0.50)	(0.54)	(0.14)	(0.55)	(0.53)
Net asset value, end of period	$7.55	$7.57	$7.70	$7.24	$7.20	$6.96	$6.40
Total return[2]	6.93%	4.85%	13.69%	7.98%	5.52%	17.76%	(4.75)%
Ratios to average net assets (annualized)
Gross expenses	0.67%	0.66%	0.67%	0.68%	0.67%	0.68%	0.70%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.81%	5.92%	6.69%	7.15%	7.94%	8.18%	8.42%
Supplemental data
Portfolio turnover rate	26%	60%	22%	78%	11%	77%	52%
Net assets, end of period (000s omitted)	$175,317	$217,648	$302,894	$238,490	$197,158	$189,936	$119,004

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Income Fund	25

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
INVESTOR CLASS		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$7.53	$7.66	$7.20	$7.16	$6.93	$6.37	$7.28
Net investment income	0.20	0.42	0.47	0.50	0.13	0.53	0.50
Net realized and unrealized gains (losses) on investments	0.29	(0.09)	0.46	0.04	0.23	0.55	(0.91)

Total from investment operations	0.49	0.33	0.93	0.54	0.36	1.08	(0.41)
Distributions to shareholders from
Net investment income	(0.20)	(0.42)	(0.47)	(0.50)	(0.13)	(0.52)	(0.50)
Net realized gains	(0.31)	(0.04)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.51)	(0.46)	(0.47)	(0.50)	(0.13)	(0.52)	(0.50)
Net asset value, end of period	$7.51	$7.53	$7.66	$7.20	$7.16	$6.93	$6.37
Total return[2]	6.73%	4.40%	13.24%	7.53%	5.27%	17.28%	(5.20)%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.01%	1.03%	1.04%	1.04%	1.07%	1.10%
Net expenses	0.93%	0.93%	0.93%	0.93%	0.94%	0.95%	0.92%
Net investment income	5.39%	5.48%	6.27%	6.73%	7.49%	7.76%	7.95%
Supplemental data
Portfolio turnover rate	26%	60%	22%	78%	11%	77%	52%
Net assets, end of period (000s omitted)	$331,895	$314,420	$343,752	$278,024	$322,015	$286,836	$231,308

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage High Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage High Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the

Notes to financial statements (unaudited)	Wells Fargo Advantage High Income Fund	27

securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

28	Wells Fargo Advantage High Income Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $1,069,723 with $1,019,921 expiring in 2016 and $49,802 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Corporate bonds and notes	$0	$590,897,320	$0	$590,897,320

Municipal obligations	0	4,215,480	0	4,215,480

Term loans	0	3,977,870	0	3,977,870

Yankee corporate bonds and notes	0	73,222,498	0	73,222,498

Short-term investments
Investment companies	33,388,112	14,423,525	0	47,811,637
U.S. Treasury securities	799,989	0	0	799,989
	$34,188,101	$686,736,693	$0	$720,924,794

As of February 28, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

	Quoted prices (Level 1)		Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts	$(92,455	)*	$0	$0	$(92,455)

*	Amount represents the net unrealized losses.

Notes to financial statements (unaudited)	Wells Fargo Advantage High Income Fund	29

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.50% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended February 28, 2014, the advisory fee was equivalent to an annual rate of 0.49% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares, 0.80% for Administrator Class shares, 0.50% for Institutional Class shares, and 0.93% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended February 28, 2014, Wells Fargo Funds Distributor, LLC received $2,570 from the sale of Class A shares and $64 and $24 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2014 were $175,430,590 and $214,246,707, respectively.

30	Wells Fargo Advantage High Income Fund	Notes to financial statements (unaudited)

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2014	Unrealized losses
6-19-2014	JPMorgan	100 Short	10-Year U.S. Treasury Notes	$12,453,125	$(25,190)
6-30-2014	JPMorgan	300 Short	5-Year U.S. Treasury Notes	35,957,813	(67,265)

The Fund had an average notional amount of $64,483,359 in short futures contracts during the six months ended February 28, 2014.

On February 28, 2014, the cumulative unrealized losses on futures contracts in the amount of $92,455 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount
Futures - variation margin	JPMorgan	$57,031	$0	$0	$57,031

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2014, the Fund paid $754 in commitment fees.

For the six months ended February 28, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage High Income Fund	31

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32	Wells Fargo Advantage High Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage High Income Fund	33

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

34	Wells Fargo Advantage High Income Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

223531 04-14 SA217/SAR217 02-14

Wells Fargo Advantage High Yield Bond Fund

Semi-Annual Report

February 28, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage High Yield Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines.

Reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage High Yield Bond Fund for the six-month period that ended February 28, 2014. Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines. However, on the whole, investment-grade (measured by the Barclays U.S. Aggregate Bond Index1) and high-yield markets (measured by the Barclays U.S. High Yield Bond Index2) generated positive returns during the period, notably benefiting from the strong price improvement and declining U.S. Treasury yields that occurred in September and October of 2013 as well as the opening months of 2014. Although the returns of the U.S. high-yield market have often been positively correlated with U.S. equity returns (measured by the S&P 500 Index3) over the long-run, over the period, high-yield (measured by the Barclays U.S. High Yield Bond Index) generally performed well even when equities did not. The lower-rated corporate bond credit tiers outperformed the respectively higher-rated investment-grade credit tiers during the period.

A decline in bond prices was halted by the Fed’s postponement of tapering its bond-buying program.

Before the six-month period began, equity markets rallied, most notably in May and June of 2013. This led to a sharp increase in U.S. Treasury yields and declining valuations for much of the fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). However, in July and August 2013, that equity exuberance quieted a bit, and fixed-income markets stabilized. Returns across the fixed-income markets were largely negative in investment-grade and high-yield markets but modest in comparison with the declines in May and June of 2013.

But, by September and October of 2013, investment-grade and high-yield bond markets began generating positive returns yet again, as the Federal Reserve (Fed) backtracked on its intentions to taper its quantitative easing program, postponing it until 2014, at the earliest. This created a temporary rally in bonds that lasted until around November 20, 2013, when notes were released from the Fed’s October 2013 meeting that tapering of the bond-buying programs would not be postponed beyond January 2014. In response, long-term U.S. Treasury yields and mortgage rates ratcheted higher on expectations for an unwinding of monetary accommodation in the upcoming months. This led to declines in pricing across much of the core fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). U.S. high-yield markets were better able to absorb the shift in U.S. Treasury yields and continued to provide positive returns along with rallies in the equity markets.

Favorable conditions for fixed-income markets were restored in January and February 2014.

Seemingly much to the surprise of many everyday investors and seasoned investment professionals alike, fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index) largely outperformed U.S. equity markets (measured by the S&P 500 Index) during the opening months of 2014. A pullback in equity exuberance in January and reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets. U.S. Treasury yields declined in January 2014 and corporate bonds and mortgage-backed securities performed notably well. U.S. high-yield securities generated positive returns in January 2014 but lagged the rally across the investment-grade bond markets. This theme reversed in February 2014, as high-yield sectors rallied and investment-grade sectors performed well but not to the extent of the lowest-rated credit tiers.

Letter to shareholders (unaudited)	Wells Fargo Advantage High Yield Bond Fund	3

One positive takeaway for bond investors that helped fuel the fixed-income (measured by the Barclays U.S. Aggregate Bond Index) rallies was former Fed Chairman Bernanke’s guidance at the end of 2013. He indicated that the tapering of the Fed’s bond-buying program would proceed at a slow pace and that a reduction in quantitative easing should not be equivocated with a tightening of monetary policy. The distinction was important—although the bond-buying program was declining in volume, it was, nonetheless, still continuing. Additionally, the federal funds target rate would remain unchanged for the foreseeable future, with the implications that it would not increase until the bond-buying program was fully disbanded. These were important statements for fixed-income investors that helped bolster U.S. fixed-income valuations in the opening months of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

2.	The Barclays U.S. High Yield Bond Index is an index consisting of all domestic and Yankee bonds, rated below investment grade, with a minimum outstanding amount of $100 million and maturing over one year. You cannot invest directly in an index.

3.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Advantage High Yield Bond Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage High Yield Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Margaret D. Patel

Average annual total returns1 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKHAX)	1-20-1998	0.94	15.25	6.52	5.56	16.29	7.00	1.04	1.03
Class B (EKHBX)*	9-11-1935	(0.22)	15.20	6.46	4.78	15.43	6.46	1.79	1.78
Class C (EKHCX)	1-21-1998	3.78	15.43	6.22	4.78	15.43	6.22	1.79	1.78
Administrator Class (EKHYX)	4-14-1998	–	–	–	5.81	16.56	7.27	0.98	0.80
BofA Merrill Lynch U.S. High Yield Master II Constrained Index[4]	–	–	–	–	8.37	18.77	8.59	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage High Yield Bond Fund	7

Ten largest long-term holdings[5] (%) as of February 28, 2014
Tronox Finance LLC, 6.38%, 8-15-2020	5.00
Hertz Corporation, 6.25%, 10-15-2022	4.51
Seagate Technology HDD Holdings, 7.00%, 11-1-2021	4.37
Olin Corporation, 5.50%, 8-15-2022	4.35
DaVita HealthCare Partners Incorporated, 5.75%, 8-15-2022	4.31
Bristow Group Incorporated, 6.25%, 10-15-2022	4.19
NRG Energy Incorporated, 6.63%, 3-15-2023	4.17
Fresenius Medical Care Holdings Incorporated, 5.88%, 1-31-2022	4.07
Valeant Pharmaceuticals International Incorporated, 7.25%, 7-15-2022	4.06
Penske Auto Group Incorporated, 5.75%, 10-1-2022	3.40

Credit quality[6] as of February 28, 2014

1.	Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen High Income Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB–/Baa3, but are not in default. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index.

5.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality, and credit quality ratings are subject to change.

8	Wells Fargo Advantage High Yield Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2013 to February 28, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,074.67	$5.30	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.16	1.03%
Class B
Actual	$1,000.00	$1,070.76	$9.09	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.02	$8.85	1.77%
Class C
Actual	$1,000.00	$1,070.73	$9.14	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$8.90	1.78%
Administrator Class
Actual	$1,000.00	$1,075.90	$4.12	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage High Yield Bond Fund	9

Security name	Shares	Value

Common Stocks: 9.31%

Consumer Discretionary: 1.16%

Distributors: 0.53%
Genuine Parts Company	20,000	$1,761,800

Hotels, Restaurants & Leisure: 0.00%
Trump Entertainment Resorts Incorporated †(a)(i)	1,840	0

Media: 0.63%
Comcast Corporation Class A	40,000	2,067,600

Consumer Staples: 0.33%

Food & Staples Retailing: 0.33%
CVS Caremark Corporation	15,000	1,097,100

Energy: 2.03%

Energy Equipment & Services: 0.12%
Bristow Group Incorporated	5,000	388,000

Oil, Gas & Consumable Fuels: 1.91%
ConocoPhillips Company	5,000	332,500
Energy Transfer LP	25,000	1,091,250
EOG Resources Incorporated	3,000	568,260
Marathon Petroleum Corporation	12,000	1,008,000
Phillips 66	15,000	1,122,900
Plains All American Pipeline LP	40,000	2,166,800

		6,289,710

Financials: 0.53%

REITs: 0.53%
Plum Creek Timber Company	40,000	1,731,600

Health Care: 1.85%

Biotechnology: 0.19%
Amgen Incorporated	5,000	620,100

Health Care Equipment & Supplies: 0.68%
Becton Dickinson & Company	7,000	806,540
Covidien plc	20,000	1,439,000

		2,245,540

Life Sciences Tools & Services: 0.23%
Thermo Fisher Scientific Incorporated	6,000	747,240

Pharmaceuticals: 0.75%
AbbVie Incorporated	20,000	1,018,200
Eli Lilly & Company	15,000	894,150
Mylan Laboratories Incorporated †	10,000	555,700

		2,468,050

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name			Shares	Value

Industrials: 1.37%

Aerospace & Defense: 0.76%
General Dynamics Corporation			8,000	$876,320
Lockheed Martin Corporation			10,000	1,623,000

				2,499,320

Electrical Equipment: 0.35%
AMETEK Incorporated			10,000	532,400
Regal-Beloit Corporation			2,000	147,380
Rockwell Automation Incorporated			4,000	491,360

				1,171,140

Industrial Conglomerates: 0.03%
General Electric Company			4,000	101,880

Machinery: 0.23%
IDEX Corporation			10,000	750,700

Information Technology : 0.55%

IT Services: 0.23%
Automatic Data Processing Incorporated			10,000	777,800

Technology Hardware, Storage & Peripherals: 0.32%
Seagate Technology plc			20,000	1,043,800

Materials: 1.27%

Chemicals: 1.27%
FMC Corporation			5,000	385,900
LyondellBasell Industries Class A			43,000	3,787,440

				4,173,340

Utilities: 0.22%

Electric Utilities: 0.22%
American Electric Power Company Incorporated			7,000	351,400
Edison International			7,000	366,590

				717,990

Total Common Stocks (Cost $27,091,097)				30,652,710

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 83.49%

Consumer Discretionary: 6.35%

Auto Components: 2.08%
American Axle Manufacturing Incorporated	6.63%	10-15-2022	$2,250,000	2,446,875
Cooper Tire & Rubber Company	7.63	3-15-2027	1,500,000	1,477,500
Lear Corporation 144A	4.75	1-15-2023	3,000,000	2,910,000

				6,834,375

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage High Yield Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure: 0.57%
Speedway Motorsports Incorporated	6.75%	2-1-2019	$1,775,000	$1,881,500

Media: 0.30%
DISH DBS Corporation	5.00	3-15-2023	1,000,000	992,500

Specialty Retail: 3.40%
Penske Auto Group Incorporated	5.75	10-1-2022	10,702,000	11,183,590

Energy: 15.84%

Energy Equipment & Services: 7.36%
Atwood Oceanics Incorporated	6.50	2-1-2020	1,000,000	1,077,500
Bristow Group Incorporated	6.25	10-15-2022	12,990,000	13,801,875
Dresser-Rand Group Incorporated	6.50	5-1-2021	1,225,000	1,310,750
Gulfmark Offshore Incorporated	6.38	3-15-2022	1,635,000	1,684,050
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,350,000	1,404,000
PHI Incorporated	8.63	10-15-2018	2,050,000	2,203,750
Regency Energy Partners LP	5.88	3-1-2022	2,625,000	2,730,000

				24,211,925

Oil, Gas & Consumable Fuels: 8.48%
Atlas Pipeline Partners LP	5.88	8-1-2023	8,000,000	7,860,000
Energy Transfer Equity LP	7.50	10-15-2020	3,475,000	3,970,188
QEP Resources Incorporated	5.25	5-1-2023	2,000,000	1,995,000
Sabine Pass Liquefaction LLC 144A	5.88	2-1-2021	7,000,000	7,175,000
Suburban Propane Partners LP	7.38	3-15-2020	2,550,000	2,741,250
Tesoro Logistics LP	5.88	10-1-2020	4,000,000	4,180,000

				27,921,438

Financials: 1.84%

REITs: 1.84%
Crown Castle International Corporation	5.25	1-15-2023	2,000,000	2,050,000
Sabra Health Care Incorporated	5.38	6-1-2023	4,000,000	3,990,000

				6,040,000

Health Care: 18.50%

Health Care Equipment & Supplies: 2.60%
Hologic Incorporated	6.25	8-1-2020	8,062,000	8,565,875

Health Care Providers & Services: 9.30%
Aviv Healthcare Properties LP	7.75	2-15-2019	1,150,000	1,242,000
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	13,425,000	14,196,938
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	12,529,000	13,406,030
MPT Operating Partnership LP	6.88	5-1-2021	1,625,000	1,759,063

				30,604,031

Pharmaceuticals: 6.60%
Forest Laboratories Incorporated 144A	5.00	12-15-2021	2,000,000	2,140,000
Salix Pharmaceuticals Incorporated 144A	6.00	1-15-2021	5,800,000	6,206,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Valeant Pharmaceuticals International Incorporated 144A	7.25%	7-15-2022	$12,000,000	$13,350,000

				21,696,000

Industrials: 12.47%

Aerospace & Defense: 0.62%
Alliant Techsystems Incorporated 144A	5.25	10-1-2021	2,000,000	2,050,000

Building Products: 0.66%
Dycom Investments Incorporated	7.13	1-15-2021	2,000,000	2,160,000

Commercial Services & Supplies: 2.28%
Clean Harbors Incorporated	5.13	6-1-2021	1,000,000	1,020,000
Iron Mountain Incorporated	5.75	8-15-2024	6,650,000	6,483,750

				7,503,750

Electrical Equipment: 4.23%
Belden Incorporated 144A	5.50	9-1-2022	2,850,000	2,814,375
General Cable Corporation 144A	6.50	10-1-2022	11,000,000	11,110,000

				13,924,375

Machinery: 0.17%
Columbus McKinnon Corporation	7.88	2-1-2019	525,000	567,000

Road & Rail: 4.51%
Hertz Corporation «	6.25	10-15-2022	14,021,000	14,827,208

Information Technology: 1.57%

IT Services: 1.57%
Neustar Incorporated	4.50	1-15-2023	6,000,000	5,175,000

Materials: 15.99%

Chemicals: 10.94%
Celanese U.S. Holdings LLC	4.63	11-15-2022	2,000,000	1,990,000
Huntsman International LLC	4.88	11-15-2020	1,000,000	1,018,750
Kraton Polymers LLC	6.75	3-1-2019	2,105,000	2,239,194
Olin Corporation	5.50	8-15-2022	14,000,000	14,315,000
Tronox Finance LLC «	6.38	8-15-2020	16,000,000	16,440,000

				36,002,944

Containers & Packaging: 3.60%
Sealed Air Corporation 144A	5.25	4-1-2023	500,000	507,500
Sealed Air Corporation 144A	6.50	12-1-2020	8,635,000	9,552,469
Silgan Holdings Incorporated	5.00	4-1-2020	1,750,000	1,785,000

				11,844,969

Paper & Forest Products: 1.45%
P.H. Glatfelter Company	5.38	10-15-2020	4,630,000	4,768,900

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage High Yield Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 4.22%

Diversified Telecommunication Services: 1.06%
GCI Incorporated	8.63%	11-15-2019	$3,235,000	$3,477,625

Wireless Telecommunication Services: 3.16%
MetroPCS Wireless Incorporated	6.63	11-15-2020	1,575,000	1,689,188
SBA Telecommunications Corporation	5.63	10-1-2019	6,700,000	7,018,250
SBA Telecommunications Corporation	5.75	7-15-2020	1,625,000	1,710,313

				10,417,751

Utilities: 6.71%

Electric Utilities: 1.33%
DPL Incorporated	7.25	10-15-2021	4,375,000	4,369,531

Gas Utilities: 0.53%
AmeriGas Finance LLC	6.75	5-20-2020	1,600,000	1,744,000

Independent Power & Renewable Electricity Producers: 4.85%
Calpine Corporation 144A	5.88	1-15-2024	500,000	512,500
Calpine Corporation 144A	6.00	1-15-2022	1,625,000	1,722,500
NRG Energy Incorporated	6.63	3-15-2023	13,000,000	13,715,000

				15,950,000

Total Corporate Bonds and Notes (Cost $268,443,195)				274,714,287

Yankee Corporate Bonds and Notes: 5.69%

Financials: 0.00%

Diversified Financial Services: 0.00%
Preferred Term Securities XII Limited (s)(i)	0.00	12-24-2033	720,000	7

Industrials: 0.45%

Electrical Equipment: 0.45%
Sensata Technologies Holdings B.V. 144A	4.88	10-15-2023	1,500,000	1,473,747

Information Technology: 4.37%

Technology Hardware, Storage & Peripherals: 4.37%
Seagate Technology HDD Holdings	7.00	11-1-2021	12,850,000	14,392,000

Telecommunication Services: 0.87%

Diversified Telecommunication Services: 0.87%
Intelsat Jackson Holdings SA	7.25	10-15-2020	2,625,000	2,854,688

Total Yankee Corporate Bonds and Notes (Cost $18,152,338)				18,720,442

	Yield		Shares
Short-Term Investments: 2.02%

Investment Companies: 1.94%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07		767,385	767,385
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.09		5,618,660	5,618,660

				6,386,045

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage High Yield Bond Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Yield	Maturity date	Principal	Value

U.S. Treasury Securities: 0.08%
U.S. Treasury Bill (z)#	0.01%	3-13-2014	$252,000	$251,999

Total Short-Term Investments (Cost $6,638,034)				6,638,044

Total investments in securities
(Cost $320,324,664) *	100.51%	330,725,483
Other assets and liabilities, net	(0.51)	(1,669,766)

Total net assets	100.00%	$329,055,717

†	Non-income-earning security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

(z)	Zero coupon security. Rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $320,320,743 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,654,734
Gross unrealized depreciation	(2,249,994)

Net unrealized appreciation	$10,404,740

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2014 (unaudited)	Wells Fargo Advantage High Yield Bond Fund	15

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$324,339,438
In affiliated securities, at value (see cost below)	6,386,045

Total investments, at value (see cost below)	330,725,483
Foreign currency, at value (see cost below)	48
Receivable for investments sold	2,481,352
Receivable for Fund shares sold	100,560
Receivable for dividends and interest	4,330,316
Receivable for daily variation margin on open futures contracts	35,000
Receivable for securities lending income	882
Prepaid expenses and other assets	127,773

Total assets	337,801,414

Liabilities
Dividends payable	138,000
Payable for investments purchased	1,830,480
Payable for Fund shares redeemed	735,500
Payable upon receipt of securities loaned	5,618,660
Advisory fee payable	129,786
Distribution fees payable	50,580
Due to other related parties	54,877
Accrued expenses and other liabilities	187,814

Total liabilities	8,745,697

Total net assets	$329,055,717

NET ASSETS CONSIST OF
Paid-in capital	$380,403,334
Overdistributed net investment income	(108,773)
Accumulated net realized losses on investments	(61,541,783)
Net unrealized gains on investments	10,302,939

Total net assets	$329,055,717

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$221,601,257
Shares outstanding – Class A	67,042,664
Net asset value per share – Class A	$3.31
Maximum offering price per share – Class A2	$3.47
Net assets – Class B	$5,338,032
Shares outstanding – Class B	1,614,718
Net asset value per share – Class B	$3.31
Net assets – Class C	$76,993,411
Shares outstanding – Class C	23,289,209
Net asset value per share – Class C	$3.31
Net assets – Administrator Class	$25,123,017
Shares outstanding – Administrator Class	7,589,088
Net asset value per share – Administrator Class	$3.31

Investments in unaffiliated securities (including securities on loan), at cost	$313,938,619

Investments in affiliated securities, at cost	$6,386,045

Total investments, at cost	$320,324,664

Securities on loan, at value	$5,507,087

Foreign currency, at cost	$45

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage High Yield Bond Fund	Statement of operations—six months ended February 28, 2014 (unaudited)

Investment income
Interest	$8,880,596
Dividends	287,048
Securities lending income, net	11,311
Income from affiliated securities	869

Total investment income	9,179,824

Expenses
Advisory fee	817,794
Administration fees
Fund level	81,779
Class A	177,118
Class B	4,698
Class C	63,256
Administrator Class	10,389
Shareholder servicing fees
Class A	276,747
Class B	7,137
Class C	98,837
Administrator Class	24,761
Distribution fees
Class B	22,020
Class C	296,512
Custody and accounting fees	11,610
Professional fees	34,542
Registration fees	30,216
Shareholder report expenses	32,215
Trustees’ fees and expenses	5,017
Other fees and expenses	6,618

Total expenses	2,001,266
Less: Fee waivers and/or expense reimbursements	(22,184)

Net expenses	1,979,082

Net investment income	7,200,742

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,309,355
Futures transactions	(600,678)

Net realized gains on investments	708,677

Net change in unrealized gains (losses) on:
Unaffiliated securities	15,418,689
Futures transactions	102,594

Net change in unrealized gains (losses) on investments	15,521,283

Net realized and unrealized gains (losses) on investments	16,229,960

Net increase in net assets resulting from operations	$23,430,702

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage High Yield Bond Fund	17

	Six months ended February 28, 2014 (unaudited)		Year ended August 31, 2013

Operations
Net investment income		$7,200,742		$17,384,672
Net realized gains on investments		708,677		18,224,276
Net change in unrealized gains (losses) on investments		15,521,283		(20,063,715)

Net increase in net assets resulting from operations		23,430,702		15,545,233

Distributions to shareholders from
Net investment income
Class A		(5,055,774)		(11,802,757)
Class B		(112,165)		(390,499)
Class C		(1,509,742)		(3,771,645)
Administrator Class		(497,874)		(1,421,343)

Total distributions to shareholders		(7,175,555)		(17,386,244)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,990,995	9,586,655	8,686,785	28,273,612
Class B	3,953	12,745	67,461	219,086
Class C	496,256	1,593,936	1,743,975	5,681,242
Administrator Class	2,273,680	7,377,623	3,242,704	10,578,643

		18,570,959		44,752,583

Reinvestment of distributions
Class A	1,354,088	4,382,107	3,080,175	9,994,164
Class B	30,873	99,842	103,737	336,538
Class C	424,201	1,372,616	1,024,306	3,323,484
Administrator Class	136,113	440,937	383,719	1,245,710

		6,295,502		14,899,896

Payment for shares redeemed
Class A	(9,043,827)	(29,054,270)	(22,446,941)	(72,965,905)
Class B	(538,457)	(1,731,899)	(2,220,348)	(7,234,458)
Class C	(4,178,048)	(13,437,784)	(7,565,262)	(24,547,467)
Administrator Class	(1,605,729)	(5,176,241)	(8,617,078)	(28,015,457)

		(49,400,194)		(132,763,287)

Net decrease in net assets resulting from capital share transactions		(24,533,733)		(73,110,808)

Total decrease in net assets		(8,278,586)		(74,951,819)

Net assets
Beginning of period		337,334,303		412,286,122

End of period		$329,055,717		$337,334,303

Overdistributed net investment income		$(108,773)		$(133,960)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended April 30
CLASS A		2013	2012	2011	2010[1,2]	2010[1]	2009[1]
Net asset value, beginning of period	$3.15	$3.18	$3.03	$3.05	$3.10	$2.39	$3.13
Net investment income	0.07	0.15	0.20	0.21	0.08	0.25	0.27
Net realized and unrealized gains (losses) on investments	0.16	(0.03)	0.15	(0.02)	(0.05)	0.72	(0.76)

Total from investment operations	0.23	0.12	0.35	0.19	0.03	0.97	(0.49)
Distributions to shareholders from
Net investment income	(0.07)	(0.15)	(0.20)	(0.21)	(0.08)	(0.26)	(0.25)
Net asset value, end of period	$3.31	$3.15	$3.18	$3.03	$3.05	$3.10	$2.39
Total return[3]	7.47%	3.78%	12.00%	6.07%	0.99%	42.27%	(15.50)%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.04%	1.02%	1.02%	1.06%	1.14%	1.22%
Net expenses	1.03%	1.03%	1.02%	1.02%	1.05%	1.13%	1.08%
Net investment income	4.58%	4.65%	6.52%	6.60%	7.70%	8.96%	10.60%
Supplemental data
Portfolio turnover rate	13%	95%	37%	70%	46%	129%	119%
Net assets, end of period (000s omitted)	$221,601	$225,743	$261,938	$240,653	$281,044	$292,039	$217,199

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen High Income Fund.

2.	For the four months ended August 31, 2010. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2010.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Yield Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended April 30
CLASS B		2013	2012	2011	2010[1,2]	2010[1]	2009[1]
Net asset value, beginning of period	$3.15	$3.18	$3.03	$3.05	$3.10	$2.39	$3.13
Net investment income	0.06 [3]	0.13 [3]	0.18 [3]	0.18 [3]	0.07	0.22	0.25 [3]
Net realized and unrealized gains (losses) on investments	0.16	(0.03)	0.15	(0.02)	(0.05)	0.73	(0.76)

Total from investment operations	0.22	0.10	0.33	0.16	0.02	0.95	(0.51)
Distributions to shareholders from
Net investment income	(0.06)	(0.13)	(0.18)	(0.18)	(0.07)	(0.24)	(0.23)
Net asset value, end of period	$3.31	$3.15	$3.18	$3.03	$3.05	$3.10	$2.39
Total return[4]	7.08%	3.01%	11.17%	5.28%	0.74%	41.23%	(16.13)%
Ratios to average net assets (annualized)
Gross expenses	1.78%	1.78%	1.77%	1.78%	1.81%	1.89%	1.97%
Net expenses	1.77%	1.78%	1.77%	1.77%	1.81%	1.88%	1.83%
Net investment income	3.83%	3.93%	5.80%	5.85%	6.98%	8.29%	9.70%
Supplemental data
Portfolio turnover rate	13%	95%	37%	70%	46%	129%	119%
Net assets, end of period (000s omitted)	$5,338	$6,667	$13,247	$21,656	$50,671	$54,017	$58,429

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen High Income Fund.

2.	For the four months ended August 31, 2010. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2010.
3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended April 30
CLASS C		2013	2012	2011	2010[1,2]	2010[1]	2009[1]
Net asset value, beginning of period	$3.15	$3.18	$3.03	$3.05	$3.10	$2.39	$3.13
Net investment income	0.06	0.13	0.18	0.18	0.07	0.23	0.25
Net realized and unrealized gains (losses) on investments	0.16	(0.03)	0.15	(0.02)	(0.05)	0.72	(0.76)

Total from investment operations	0.22	0.10	0.33	0.16	0.02	0.95	(0.51)
Distributions to shareholders from
Net investment income	(0.06)	(0.13)	(0.18)	(0.18)	(0.07)	(0.24)	(0.23)
Net asset value, end of period	$3.31	$3.15	$3.18	$3.03	$3.05	$3.10	$2.39
Total return[3]	7.07%	3.01%	11.17%	5.28%	0.74%	41.23%	(16.13)%
Ratios to average net assets (annualized)
Gross expenses	1.78%	1.79%	1.77%	1.77%	1.81%	1.89%	1.97%
Net expenses	1.78%	1.78%	1.77%	1.77%	1.81%	1.88%	1.83%
Net investment income	3.83%	3.90%	5.78%	5.85%	6.97%	8.21%	9.79%
Supplemental data
Portfolio turnover rate	13%	95%	37%	70%	46%	129%	119%
Net assets, end of period (000s omitted)	$76,993	$83,548	$99,633	$95,999	$104,954	$106,886	$78,995

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen High Income Fund.

2.	For the four months ended August 31, 2010. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2010.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Yield Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended April 30
ADMINISTRATOR CLASS		2013	2012	2011	2010[1],[2]	2010[1]	2009[1]
Net asset value, beginning of period	$3.15	$3.18	$3.03	$3.05	$3.10	$2.39	$3.13
Net investment income	0.08	0.16	0.21	0.22	0.08	0.26	0.28 [3]
Net realized and unrealized gains (losses) on investments	0.16	(0.03)	0.15	(0.03)	(0.05)	0.72	(0.76)

Total from investment operations	0.24	0.13	0.36	0.19	0.03	0.98	(0.48)
Distributions to shareholders from
Net investment income	(0.08)	(0.16)	(0.21)	(0.21)	(0.08)	(0.27)	(0.26)
Net asset value, end of period	$3.31	$3.15	$3.18	$3.03	$3.05	$3.10	$2.39
Total return[4]	7.59%	4.02%	12.25%	6.30%	1.07%	42.62%	(15.28)%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.96%	0.95%	0.95%	0.87%	0.89%	0.94%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.81%	0.88%	0.80%
Net investment income	4.81%	4.91%	6.73%	6.79%	7.95%	9.17%	11.89%
Supplemental data
Portfolio turnover rate	13%	95%	37%	70%	46%	129%	119%
Net assets, end of period (000s omitted)	$25,123	$21,376	$37,469	$26,234	$48,709	$93,639	$68,991

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen High Income Fund.

2.	For the four months ended August 31, 2010. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage High Yield Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized

Notes to financial statements (unaudited)	Wells Fargo Advantage High Yield Bond Fund	23

foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

24	Wells Fargo Advantage High Yield Bond Fund	Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $62,421,082 with $25,170,390 expiring in 2016 and $37,250,692 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage High Yield Bond Fund	25

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$30,652,710	$0	$0	$30,652,710

Corporate bonds and notes	0	274,714,287	0	274,714,287

Yankee corporate bonds and notes	0	18,720,442	0	18,720,442

Short-term investments
Investment companies	767,385	5,618,660	0	6,386,045
U.S. Treasury securities	251,999	0	0	251,999
	$31,672,094	$299,053,389	$0	$330,725,483

As of February 28, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)		Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts	$(97,883	)*	$0	$0	$(97,883)

*	Amount represents the net unrealized losses.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.50% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended February 28, 2014, the advisory fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

26	Wells Fargo Advantage High Yield Bond Fund	Notes to financial statements (unaudited)

Funds Management has committed through December 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.03% for Class A shares, 1.78% for Class B shares, 1.78% for Class C shares, and 0.80% for Administrator Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended February 28, 2014, Wells Fargo Funds Distributor, LLC received $2,210 from the sale of Class A shares and $19 and $690 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby all classes of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2014 were $42,772,541 and $66,149,069, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2014	Unrealized losses
6-19-2014	Goldman Sachs	160 Short	10-Year U.S. Treasury Notes	$19,925,000	$(97,883)

The Fund had an average notional amount of $19,966,353 in short futures contracts during the six months ended February 28, 2014.

On February 28, 2014, the cumulative unrealized losses on futures contracts in the amount of $97,883 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount
Futures - variation margin	Goldman Sachs	$35,000	$0	$0	$35,000

Notes to financial statements (unaudited)	Wells Fargo Advantage High Yield Bond Fund	27

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2014, the Fund paid $349 in commitment fees.

For the six months ended February 28, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

28	Wells Fargo Advantage High Yield Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage High Yield Bond Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

30	Wells Fargo Advantage High Yield Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage High Yield Bond Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

223532 04-14 SA218/SAR218 02-14

Wells Fargo Advantage Income Plus Fund

Semi-Annual Report

February 28, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Income Plus Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines.

Reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Income Plus Fund for the six-month period that ended February 28, 2014. Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines. However, on the whole, investment-grade (measured by the Barclays U.S. Aggregate Bond Index1) and high-yield markets (measured by the Barclays U.S. High Yield Bond Index2) generated positive returns during the period, notably benefiting from the strong price improvement and declining U.S. Treasury yields that occurred in September and October of 2013 as well as the opening months of 2014. Although the returns of the U.S. high-yield market have often been positively correlated with U.S. equity returns (measured by the S&P 500 Index3) over the long-run, over the period, high-yield (measured by the Barclays U.S. High Yield Bond Index) generally performed well even when equities did not. The lower-rated corporate bond credit tiers outperformed the respectively higher-rated investment-grade credit tiers during the period.

A decline in bond prices was halted by the Fed’s postponement of tapering its bond-buying program.

Before the six-month period began, equity markets rallied, most notably in May and June of 2013. This led to a sharp increase in U.S. Treasury yields and declining valuations for much of the fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). However, in July and August 2013, that equity exuberance quieted a bit, and fixed-income markets stabilized. Returns across the fixed-income markets were largely negative in investment-grade and high-yield markets but modest in comparison with the declines in May and June of 2013.

But, by September and October of 2013, investment-grade and high-yield bond markets began generating positive returns yet again, as the Federal Reserve (Fed) backtracked on its intentions to taper its quantitative easing program, postponing it until 2014, at the earliest. This created a temporary rally in bonds that lasted until around November 20, 2013, when notes were released from the Fed’s October 2013 meeting that tapering of the bond-buying programs would not be postponed beyond January 2014. In response, long-term U.S. Treasury yields and mortgage rates ratcheted higher on expectations for an unwinding of monetary accommodation in the upcoming months. This led to declines in pricing across much of the core fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). U.S. high-yield markets were better able to absorb the shift in U.S. Treasury yields and continued to provide positive returns along with rallies in the equity markets.

Favorable conditions for fixed-income markets were restored in January and February 2014.

Seemingly much to the surprise of many everyday investors and seasoned investment professionals alike, fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index) largely outperformed U.S. equity markets (measured by the S&P 500 Index) during the opening months of 2014. A pullback in equity exuberance in January and reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets. U.S. Treasury yields declined in January 2014 and corporate bonds and mortgage-backed securities performed notably well. U.S. high-yield securities generated positive returns in January 2014 but lagged the rally across the investment-grade bond markets. This theme reversed in February 2014, as high-yield sectors rallied and investment-grade sectors performed well but not to the extent of the lowest-rated credit tiers.

Letter to shareholders (unaudited)	Wells Fargo Advantage Income Plus Fund	3

One positive takeaway for bond investors that helped fuel the fixed-income (measured by the Barclays U.S. Aggregate Bond Index) rallies was former Fed Chairman Bernanke’s guidance at the end of 2013. He indicated that the tapering of the Fed’s bond-buying program would proceed at a slow pace and that a reduction in quantitative easing should not be equivocated with a tightening of monetary policy. The distinction was important—although the bond-buying program was declining in volume, it was, nonetheless, still continuing. Additionally, the federal funds target rate would remain unchanged for the foreseeable future, with the implications that it would not increase until the bond-buying program was fully disbanded. These were important statements for fixed-income investors that helped bolster U.S. fixed-income valuations in the opening months of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

2.	The Barclays U.S. High Yield Bond Index is an index consisting of all domestic and Yankee bonds, rated below investment grade, with a minimum outstanding amount of $100 million and maturing over one year. You cannot invest directly in an index.

3.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Advantage Income Plus Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Income Plus Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas M. Price, CFA

Janet S. Rilling, CFA, CPA

Michael J. Bray, CFA

Average annual total returns1 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STYAX)	7-13-1998	(3.63)	5.83	4.88	0.89	6.81	5.37	0.93	0.86
Class B (STYBX)*	7-13-1998	(4.82)	5.71	4.82	0.18	6.03	4.82	1.68	1.61
Class C (WFIPX)	7-13-1998	(0.79)	6.04	4.59	0.21	6.04	4.59	1.68	1.61
Administrator Class (WIPDX)	7-30-2010	–	–	–	1.04	6.97	5.38	0.87	0.74
Institutional Class (WIPIX)	7-18-2008	–	–	–	1.18	7.17	5.56	0.60	0.60
Investor Class (WIPNX)	7-18-2008	–	–	–	0.89	6.80	5.35	0.96	0.87
Barclays U.S. Universal Bond Index[4]	–	–	–	–	0.72	6.07	4.87	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Income Plus Fund	7

Ten largest long-term holdings[5] (%) as of February 28, 2014
U.S. Treasury Note, 0.50%, 8-15-2014	8.09
U.S. Treasury Note, 0.38%, 3-15-2015	5.23
FHLMC, 3.50%, 3-1-2044	4.43
FNMA, 3.00%, 3-1-2044	3.95
U.S. Treasury Note, 2.25%, 7-31-2018	3.93
U.S. Treasury Note, 1.00%, 8-31-2016	2.83
U.S. Treasury Note, 0.88%, 1-31-2018	2.79
U.S. Treasury Note, 0.25%, 12-15-2015	2.43
FNMA, 4.00%, 3-1-2044	2.30
U.S. Treasury Note, 1.00%, 5-31-2018	2.19

Portfolio allocation[6] as of February 28, 2014

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to include the higher expenses applicable to Administrator Class shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Class A shares and has been adjusted to include the higher expenses applicable to Investor Class shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Class A shares and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.02% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.84% for Class A, 1.59% for Class B, 1.59% for Class C, 0.72% for Administrator Class, 0.58% for Institutional Class, and 0.85% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays U.S. Universal Bond Index is an unmanaged market value-weighted performance benchmark for the U.S. dollar-denominated bond market, which includes investment-grade, high yield, and emerging market debt securities with maturities of one year or more. You cannot invest directly in an index.

5.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

8	Wells Fargo Advantage Income Plus Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2013 to February 28, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,038.61	$4.35	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%
Class B
Actual	$1,000.00	$1,035.34	$8.12	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.81	$8.05	1.61%
Class C
Actual	$1,000.00	$1,035.61	$8.13	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.81	$8.05	1.61%
Administrator Class
Actual	$1,000.00	$1,039.43	$3.64	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Institutional Class
Actual	$1,000.00	$1,040.05	$2.93	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$2.91	0.58%
Investor Class
Actual	$1,000.00	$1,038.58	$4.40	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Income Plus Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 33.12%
FHLB Series VN-2015 Class A	5.46%	11-27-2015	$920,266	$974,438
FHLMC ±	1.95	1-1-2036	83,465	88,166
FHLMC %%	3.50	3-1-2044	20,440,000	20,666,757
FHLMC %%	4.00	3-1-2044	6,310,000	6,595,922
FHLMC	5.00	6-1-2036	887,045	968,897
FHLMC	5.00	8-1-2040	841,385	920,757
FHLMC	5.50	10-1-2017	414,041	440,092
FHLMC	5.50	11-1-2023	191,621	209,112
FHLMC	5.50	8-1-2038	209,109	229,227
FHLMC	5.50	12-1-2038	1,766,685	1,936,658
FHLMC	5.50	6-1-2040	1,919,984	2,112,662
FHLMC	7.50	5-1-2038	7,889	8,658
FHLMC	8.00	2-1-2030	613	739
FHLMC Series 2013-K28 Class B ±144A	3.49	6-25-2046	1,970,000	1,831,696
FHLMC Series 2013-K30 Class B ±144A	3.56	6-25-2045	2,515,000	2,347,393
FHLMC Series 2013-K32 Class B ±144A	3.54	10-25-2046	1,875,000	1,746,866
FHLMC Series 3774 Class AB	3.50	12-15-2020	634,074	674,882
FHLMC Series K020 Class X1 ±(c)	1.47	5-25-2022	14,578,923	1,364,339
FHLMC Series K021 Class X1 ±(c)	1.51	6-25-2022	12,985,745	1,268,837
FHLMC Series M009 Class A ±(i)	5.40	10-15-2021	106,099	106,099
FHLMC Series T-42 Class A5	7.50	2-25-2042	2,599,568	3,056,923
FHLMC Series T-57 Class 2A1 ±	3.24	7-25-2043	83,383	87,112
FHLMC Series T-59 Class 2A1 ±	2.91	10-25-2043	76,918	79,348
FNMA ±	2.40	1-1-2036	268,820	285,675
FNMA ±	2.41	8-1-2036	114,153	122,640
FNMA ±	2.48	9-1-2036	67,429	71,501
FNMA	2.75	10-1-2022	2,250,000	2,167,079
FNMA %%	3.00	3-1-2029	3,355,000	3,471,377
FNMA %%	3.00	3-1-2044	18,940,000	18,395,475
FNMA	3.27	7-1-2022	1,313,993	1,348,994
FNMA %%	3.50	3-1-2029	3,655,000	3,863,449
FNMA %%	3.50	3-1-2044	4,400,000	4,459,813
FNMA	3.95	9-1-2021	440,833	472,548
FNMA	4.00	9-1-2024	291,071	310,808
FNMA %%	4.00	3-1-2029	2,570,000	2,741,869
FNMA %%	4.00	3-1-2044	10,230,000	10,718,323
FNMA	4.26	4-1-2021	2,889,528	3,157,503
FNMA	4.39	1-1-2020	1,586,866	1,747,371
FNMA %%	4.50	3-1-2029	3,760,000	4,013,800
FNMA %%	4.50	3-1-2044	8,250,000	8,859,404
FNMA	5.00	1-1-2024	382,844	415,839
FNMA	5.00	2-1-2036	85,128	93,273
FNMA	5.00	6-1-2040	279,667	307,008
FNMA	5.00	8-1-2040	5,031,910	5,525,162
FNMA	5.50	8-1-2034	292,640	324,394
FNMA	5.50	2-1-2035	88,917	98,560
FNMA	5.50	8-1-2038	476,990	525,373
FNMA	5.50	8-1-2038	1,166,317	1,293,408
FNMA	6.00	10-1-2037	1,713,192	1,907,244
FNMA	6.00	11-1-2037	144,873	161,440

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Income Plus Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA %%	6.00%	3-1-2044	$795,000	$884,934
FNMA	6.50	7-1-2036	73,158	81,894
FNMA	6.50	7-1-2036	28,809	32,229
FNMA	6.50	11-1-2036	25,757	28,981
FNMA	6.50	7-1-2037	2,028,819	2,274,926
FNMA	7.00	3-1-2024	837,125	908,250
FNMA	7.00	7-1-2036	35,532	40,665
FNMA	7.00	11-1-2037	39,990	42,842
FNMA	7.50	5-1-2038	2,084	2,126
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	10,437	12,308
FNMA Series 2003-W08 Class 4A ±	3.13	11-25-2042	217,926	227,070
FNMA Series 2003-W14 Class 2A ±	2.21	6-25-2035	194,295	199,164
FNMA Series 2003-W14 Class 2A ±	3.40	1-25-2043	109,733	113,769
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	2,143,308	2,566,086
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	1,592,063	1,863,829
GNMA	4.00	6-20-2042	4,814,936	5,114,025
GNMA %%	4.50	3-1-2044	7,540,000	8,191,503
GNMA	5.00	7-20-2040	2,158,857	2,393,668
GNMA	7.50	12-15-2029	832	949
GNMA Series 2008-22 Class XM ±(c)	3.70	2-16-2050	5,149,952	183,410
GNMA Series 2008-86 Class D	5.46	6-16-2040	4,365,000	4,680,136

Total Agency Securities (Cost $151,344,438)				154,417,674

Asset-Backed Securities: 1.11%
CVS Pass-Through Trust First Lien	6.04	12-10-2028	1,517,668	1,719,386
Nissan Auto Lease Trust Series 2013-A Class A2A	0.45	9-15-2015	3,441,248	3,442,338

Total Asset-Backed Securities (Cost $4,948,601)				5,161,724

Corporate Bonds and Notes: 25.14%

Consumer Discretionary: 4.22%

Auto Components: 0.62%
Delphi Corporation	5.00	2-15-2023	1,025,000	1,092,906
TRW Automotive Incorporated 144A	4.50	3-1-2021	1,750,000	1,811,250

				2,904,156

Automobiles: 0.45%
Ford Motor Company	7.45	7-16-2031	1,645,000	2,114,626

Diversified Consumer Services: 0.37%
Service Corporation International	8.00	11-15-2021	1,500,000	1,730,625

Hotels, Restaurants & Leisure: 0.33%
Agua Caliente Band of Cahuilla Indians 144A	6.44	10-1-2016	434,000	407,682
Darden Restaurants Incorporated	6.80	10-15-2037	1,060,000	1,147,245

				1,554,927

Household Durables: 0.35%
D.R. Horton Incorporated	4.75	2-15-2023	1,650,000	1,617,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Income Plus Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Media: 1.20%
CBS Corporation	7.88%	7-30-2030	$775,000	$1,009,489
CCO Holdings LLC	8.13	4-30-2020	1,300,000	1,423,500
National CineMedia LLC	6.00	4-15-2022	1,500,000	1,571,250
News America Incorporated	7.85	3-1-2039	1,180,000	1,573,018

				5,577,257

Multiline Retail: 0.34%
Macy’s Retail Holdings Incorporated	6.65	7-15-2024	1,330,000	1,599,560

Specialty Retail: 0.56%
L Brands Incorporated	6.63	4-1-2021	1,020,000	1,143,675
Sally Beauty Holdings Incorporated	5.75	6-1-2022	1,360,000	1,438,200

				2,581,875

Consumer Staples: 0.30%

Food Products: 0.04%
TreeHouse Foods Incorporated %%	4.88	3-15-2022	180,000	183,150

Tobacco: 0.26%
Lorillard Incorporated	8.13	6-23-2019	975,000	1,215,936

Energy: 1.98%

Energy Equipment & Services: 0.33%
SESI LLC	7.13	12-15-2021	1,410,000	1,565,100

Oil, Gas & Consumable Fuels: 1.65%
Chesapeake Energy Corporation	6.63	8-15-2020	1,390,000	1,588,075
Energy Transfer Equity LP	7.50	10-15-2020	1,450,000	1,656,625
Kinder Morgan Energy Partners LP	5.50	3-1-2044	1,335,000	1,347,672
Newfield Exploration Company	6.88	2-1-2020	1,500,000	1,610,625
Sabine Pass Liquefaction LLC 144A	5.63	4-15-2023	1,500,000	1,473,750

				7,676,747

Financials: 10.71%

Banks: 3.56%
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,320,000	3,445,403
Bank of America Corporation	6.50	8-1-2016	2,300,000	2,590,430
Bank of America Corporation	7.63	6-1-2019	2,480,000	3,089,289
CBA Capital Trust II ±144A	6.02	12-31-2049	1,300,000	1,374,750
CIT Group Incorporated	5.38	5-15-2020	1,650,000	1,782,000
Citigroup Incorporated	5.88	1-30-2042	1,390,000	1,610,120
JPMorgan Chase & Company Series Q ±	5.15	12-31-2049	1,620,000	1,530,900
PNC Financial Services Group Incorporated ±«	4.45	5-29-2049	1,165,000	1,166,165

				16,589,057

Capital Markets: 0.53%
Alterra Finance LLC	6.25	9-30-2020	2,150,000	2,499,736

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Income Plus Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance: 1.91%
Ally Financial Incorporated	8.00%	3-15-2020	$1,000,000	$1,237,500
Discover Financial Services	5.20	4-27-2022	1,795,000	1,933,712
General Motors Financial Company Incorporated	4.25	5-15-2023	1,710,000	1,727,100
HSBC Finance Corporation	6.68	1-15-2021	2,185,000	2,569,250
SLM Corporation	8.00	3-25-2020	1,240,000	1,432,200

				8,899,762

Diversified Financial Services: 1.32%
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	1,110,000	1,274,858
General Electric Capital Corporation ±	6.38	11-15-2067	2,200,000	2,433,750
Moody’s Corporation	5.50	9-1-2020	2,165,000	2,427,740

				6,136,348

Insurance: 3.03%
Allstate Corporation ±	5.75	8-15-2053	1,635,000	1,700,564
National Life Insurance Company of Vermont 144A	10.50	9-15-2039	1,315,000	1,821,596
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	1,730,000	1,958,978
Protective Life Corporation	8.45	10-15-2039	1,855,000	2,495,628
Prudential Financial Incorporated ±	8.88	6-15-2038	1,645,000	2,006,900
Torchmark Corporation	9.25	6-15-2019	1,600,000	2,071,930
ZFS Finance (USA) Trust II ±144A	6.45	12-15-2065	1,920,000	2,054,400

				14,109,996

REITs: 0.36%
American Tower Corporation	7.00	10-15-2017	1,455,000	1,706,311

Health Care: 1.09%

Health Care Providers & Services: 0.76%
Community Health Systems Incorporated	5.13	8-1-2021	335,000	346,725
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	1,435,000	1,535,450
HCA Incorporated	6.50	2-15-2020	1,450,000	1,636,688

				3,518,863

Pharmaceuticals: 0.33%
Teva Pharmaceutical Finance Company LLC	6.15	2-1-2036	1,370,000	1,559,407

Industrials: 2.61%

Aerospace & Defense: 0.13%
DigitalGlobe Incorporated	5.25	2-1-2021	635,000	628,650

Building Products: 0.34%
Masco Corporation	5.95	3-15-2022	1,450,000	1,566,000

Commercial Services & Supplies: 0.62%
Clean Harbors Incorporated	5.25	8-1-2020	1,375,000	1,416,250
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	1,445,000	1,485,324

				2,901,574

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Income Plus Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Professional Services: 1.02%
FTI Consulting Incorporated	6.75%	10-1-2020	$1,650,000	$1,794,375
Verisk Analytics Incorporated	5.80	5-1-2021	2,650,000	2,945,043

				4,739,418

Trading Companies & Distributors: 0.50%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	790,000	857,150
International Lease Finance Corporation	8.25	12-15-2020	1,190,000	1,456,263

				2,313,413

Information Technology: 0.82%

Electronic Equipment, Instruments & Components: 0.49%
Corning Incorporated	7.25	8-15-2036	1,912,000	2,306,015

Semiconductors & Semiconductor Equipment: 0.01%
Micron Technology Incorporated 144A	5.88	2-15-2022	60,000	62,700

Software: 0.32%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	1,370,000	1,472,750

Materials: 1.23%

Chemicals: 0.33%
Rockwood Specialties Group Incorporated	4.63	10-15-2020	1,475,000	1,530,313

Metals & Mining: 0.35%
Steel Dynamics Incorporated	6.38	8-15-2022	1,465,000	1,607,838

Paper & Forest Products: 0.55%
International Paper Company	7.30	11-15-2039	1,970,000	2,574,695

Telecommunication Services: 1.37%

Diversified Telecommunication Services: 0.90%
CenturyLink Incorporated	5.63	4-1-2020	1,375,000	1,436,875
Verizon Communications Incorporated	6.55	9-15-2043	1,080,000	1,322,441
Virgin Media Secured Finance plc 144A	5.38	4-15-2021	1,390,000	1,431,700

				4,191,016

Wireless Telecommunication Services: 0.47%
SBA Tower Trust 144A	3.72	4-15-2048	1,820,000	1,744,823
Sprint Corporation 144A	7.88	9-15-2023	430,000	476,225

				2,221,048

Utilities: 0.81%

Independent Power & Renewable Electricity Producers: 0.81%
Calpine Corporation 144A	7.88	1-15-2023	1,294,000	1,455,750
Harper Lake Solar Funding Corporation 144A	7.65	12-31-2018	1,340,064	1,408,687
NRG Energy Incorporated	7.63	1-15-2018	800,000	904,000

				3,768,437

Total Corporate Bonds and Notes (Cost $109,892,543)				117,224,306

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Income Plus Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 2.09%

California: 0.99%
California Build America Bonds Stem Cell Research and Cures Series A (GO)	4.99%	4-1-2039	$1,505,000	$1,511,110
San Jose CA Series B (Airport Revenue, AGM Insured)	6.60	3-1-2041	3,000,000	3,113,880

				4,624,990

Illinois: 0.67%
Illinois (GO)	4.51	3-1-2015	3,000,000	3,114,480

Puerto Rico: 0.43%
Puerto Rico Government Development Bank (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	2,005,000	1,986,795

Total Municipal Obligations (Cost $9,430,213)				9,726,265

Non-Agency Mortgage Backed Securities: 3.69%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	1,940,000	2,001,735
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.14	10-12-2042	2,480,000	2,621,824
Commercial Mortgage Trust Pass-Through Certificates Series 2005-C6 Class A5A ±	5.12	6-10-2044	1,712,921	1,796,921
Credit Suisse First Boston Commercial Mortgage Trust Series 1998-C2 Class AX ±(c)	0.34	11-15-2030	354,130	1,398
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 (s)	7.88	7-25-2027	92,234	90,928
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	2,695,000	2,815,588
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	3,545,000	3,760,454
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X ±144A(c)(i)	0.53	5-28-2040	630,519	10,870
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	4-14-2040	1,423,767	1,432,167
Morgan Stanley Capital I Series 2004-RR2 Class X ±144A(c)	0.54	10-28-2033	409,743	3,073
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	2,564,008	2,676,316

Total Non-Agency Mortgage Backed Securities (Cost $17,431,202)				17,211,274

U.S. Treasury Securities: 39.43%
U.S. Treasury Bond ##	2.75	11-15-2042	3,280,000	2,776,723
U.S. Treasury Bond	2.88	5-15-2043	5,370,000	4,656,800
U.S. Treasury Bond	3.75	11-15-2043	4,680,000	4,820,400
U.S. Treasury Bond	4.50	2-15-2036	4,415,000	5,173,828
U.S. Treasury Note	0.25	12-15-2015	11,350,000	11,345,562
U.S. Treasury Note	0.25	5-15-2016	2,975,000	2,965,471
U.S. Treasury Note	0.38	3-15-2015	24,345,000	24,400,166
U.S. Treasury Note	0.38	11-15-2015	5,820,000	5,831,820
U.S. Treasury Note ##	0.38	3-15-2016	2,250,000	2,251,582
U.S. Treasury Note ##	0.50	8-15-2014	37,625,000	37,695,547
U.S. Treasury Note ##	0.88	1-31-2018	13,145,000	13,025,880
U.S. Treasury Note	1.00	8-31-2016	13,015,000	13,174,642
U.S. Treasury Note	1.00	5-31-2018	10,335,000	10,228,425
U.S. Treasury Note	1.25	10-31-2018	9,915,000	9,844,514
U.S. Treasury Note ##	1.38	7-31-2018	4,290,000	4,301,394
U.S. Treasury Note	1.38	2-28-2019	7,915,000	7,859,350
U.S. Treasury Note	2.25	7-31-2018	17,585,000	18,300,762
U.S. Treasury Note	2.75	2-15-2024	5,105,000	5,147,275

Total U.S. Treasury Securities (Cost $184,050,901)				183,800,141

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Income Plus Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 6.85%

Consumer Discretionary: 1.18%

Media: 1.18%
British Sky Broadcasting Group plc 144A	9.50%	11-15-2018	$1,785,000	$2,340,660
Myriad International Holdings BV 144A	6.38	7-28-2017	1,445,000	1,603,950
WPP Finance 2010	5.63	11-15-2043	1,470,000	1,548,942

				5,493,552

Consumer Staples: 0.28%

Food Products: 0.28%
BRF SA 144A	3.95	5-22-2023	1,525,000	1,322,938

Energy: 1.37%

Oil, Gas & Consumable Fuels: 1.37%
CNOOC Finance 2013 Limited	3.00	5-9-2023	1,565,000	1,418,142
Petroleos Mexicanos 144A	6.38	1-23-2045	2,005,000	2,129,116
Talisman Energy Incorporated	5.50	5-15-2042	1,070,000	1,075,289
Weatherford International Limited	9.63	3-1-2019	1,370,000	1,788,383

				6,410,930

Financials: 1.02%

Banks: 0.82%
BBVA Bancomer SA 144A	4.50	3-10-2016	1,720,000	1,821,050
BPCE SA 144A	5.15	7-21-2024	2,005,000	2,012,820

				3,833,870

Capital Markets: 0.20%
Macquarie Group Limited 144A	6.00	1-14-2020	825,000	921,773

Health Care: 0.37%

Pharmaceuticals: 0.37%
Perrigo Company Limited 144A	5.30	11-15-2043	1,635,000	1,734,581

Information Technology: 0.37%

Internet Software & Services: 0.37%
Tencent Holdings Limited 144A	4.63	12-12-2016	1,595,000	1,708,492

Materials: 0.37%

Metals & Mining: 0.37%
ArcelorMittal	6.13	6-1-2018	1,565,000	1,721,500

Telecommunication Services: 0.96%

Diversified Telecommunication Services: 0.49%
Telefonos de Mexico SAB de CV	5.50	11-15-2019	2,045,000	2,287,844

Wireless Telecommunication Services: 0.47%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	2,145,000	2,166,450

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Income Plus Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 0.93%

Electric Utilities: 0.93%
Comision Federal de Electricidad 144A	4.88%	1-15-2024	$1,635,000	$1,655,438
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,701,291

				4,356,729

Total Yankee Corporate Bonds and Notes (Cost $29,618,764)				31,958,659

Yankee Government Bonds: 0.42%
Banco Nacional de Desenvolvimento Economico e Social 144A	5.50	7-12-2020	1,855,000	1,954,706

Total Yankee Government Bonds (Cost $1,841,869)				1,954,706

	Yield		Shares
Short-Term Investments: 7.92%

Investment Companies : 7.83%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07		35,359,841	35,359,841
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.09		1,149,500	1,149,500

				36,509,341

			Principal
U.S. Treasury Securities: 0.09%
U.S. Treasury Bill (z)#	0.03	3-20-2014	$400,000	399,994

Total Short-Term Investments (Cost $36,909,329)				36,909,335

Total investments in securities (Cost $545,467,860) *	119.77%	558,364,084
Other assets and liabilities, net	(19.77)	(92,183,476)

Total net assets	100.00%	$466,180,608

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(i)	Illiquid security

«	All or a portion of this security is on loan.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

##	All or a portion of this security has been segregated for when-issued securities.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

(z)	Zero coupon security. Rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $545,662,572 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,288,843
Gross unrealized depreciation	(2,587,331)

Net unrealized appreciation	$12,701,512

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2014 (unaudited)	Wells Fargo Advantage Income Plus Fund	17

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$521,854,743
In affiliated securities, at value (see cost below)	36,509,341

Total investments, at value (see cost below)	558,364,084
Receivable for investments sold	3,001,249
Principal paydown receivable	828
Receivable for Fund shares sold	371,049
Receivable for interest	3,268,842
Receivable for daily variation margin on open futures contracts	2,592
Receivable for securities lending income	219
Prepaid expenses and other assets	198,844

Total assets	565,207,707

Liabilities
Payable for investments purchased	94,691,574
Payable for Fund shares redeemed	1,482,961
Payable upon receipt of securities loaned	1,149,500
Payable for daily variation margin on open futures contracts	3,875
Due to custodian bank	1,317,545
Advisory fee payable	113,644
Distribution fees payable	16,756
Due to other related parties	77,471
Accrued expenses and other liabilities	173,773

Total liabilities	99,027,099

Total net assets	$466,180,608

NET ASSETS CONSIST OF
Paid-in capital	$485,752,461
Undistributed net investment income	283,691
Accumulated net realized losses on investments	(32,758,223)
Net unrealized gains on investments	12,902,679

Total net assets	$466,180,608

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$136,614,827
Shares outstanding – Class A	11,390,558
Net asset value per share – Class A	$11.99
Maximum offering price per share – Class A2	$12.55
Net assets – Class B	$1,084,996
Shares outstanding – Class B	90,270
Net asset value per share – Class B	$12.02
Net assets – Class C	$25,901,963
Shares outstanding – Class C	2,160,633
Net asset value per share – Class C	$11.99
Net assets – Administrator Class	$103,558,914
Shares outstanding – Administrator Class	8,648,330
Net asset value per share – Administrator Class	$11.97
Net assets – Institutional Class	$30,793,610
Shares outstanding – Institutional Class	2,565,595
Net asset value per share – Institutional Class	$12.00
Net assets – Investor Class	$168,226,298
Shares outstanding – Investor Class	14,027,758
Net asset value per share – Investor Class	$11.99

Investments in unaffiliated securities (including securities on loan), at cost	$508,958,519

Investments in affiliated securities, at cost	$36,509,341

Total investments, at cost	$545,467,860

Securities on loan, at value	$1,125,552

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Income Plus Fund	Statement of operations—six months ended February 28, 2014 (unaudited)

Investment income
Interest	$7,048,771
Income from affiliated securities	7,470
Securities lending income, net	406

Total investment income	7,056,647

Expenses
Advisory fee	939,948
Administration fees
Fund level	117,494
Class A	110,037
Class B	1,018
Class C	21,962
Administrator Class	51,767
Institutional Class	12,616
Investor Class	160,198
Shareholder servicing fees
Class A	171,932
Class B	1,590
Class C	34,316
Administrator Class	128,434
Investor Class	206,733
Distribution fees
Class B	4,771
Class C	102,949
Custody and accounting fees	18,141
Professional fees	33,833
Registration fees	49,932
Shareholder report expenses	35,968
Trustees’ fees and expenses	5,671
Other fees and expenses	12,433

Total expenses	2,221,743
Less: Fee waivers and/or expense reimbursements	(200,935)

Net expenses	2,020,808

Net investment income	5,035,839

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	4,666,301
Futures transactions	(348,107)

Net realized gains on investments	4,318,194

Net change in unrealized gains (losses) on:
Unaffiliated securities	8,613,554
Futures transactions	116,066

Net change in unrealized gains (losses) on investments	8,729,620

Net realized and unrealized gains (losses) on investments	13,047,814

Net increase in net assets resulting from operations	$18,083,653

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Income Plus Fund	19

	Six months ended February 28, 2014 (unaudited)		Year ended August 31, 2013

Operations
Net investment income		$5,035,839		$11,794,250
Net realized gains on investments		4,318,194		8,469,691
Net change in unrealized gains (losses) on investments		8,729,620		(31,180,884)

Net increase (decrease) in net assets resulting from operations		18,083,653		(10,916,943)

Distributions to shareholders from
Net investment income
Class A		(1,377,623)		(3,255,786)
Class B		(7,505)		(28,488)
Class C		(170,782)		(477,921)
Administrator Class		(1,117,187)		(3,262,469)
Institutional Class		(362,607)		(1,185,125)
Investor Class		(1,688,423)		(3,772,466)
Net realized gains
Class A		0		(5,344,156)
Class B		0		(84,631)
Class C		0		(1,334,285)
Administrator Class		0		(5,253,361)
Institutional Class		0		(3,379,857)
Investor Class		0		(6,207,603)

Total distributions to shareholders		(4,724,127)		(33,586,148)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	656,444	7,771,502	2,194,258	26,576,272
Class B	1,292	15,321	19,713	244,010
Class C	49,236	582,848	557,473	6,833,980
Administrator Class	702,092	8,294,793	3,465,099	42,415,638
Institutional Class	200,845	2,344,569	564,097	6,695,195
Investor Class	414,400	4,902,862	1,665,351	20,364,228

		23,911,895		103,129,323

Reinvestment of distributions
Class A	100,000	1,183,488	626,860	7,655,699
Class B	580	6,874	8,527	104,611
Class C	10,720	126,781	115,670	1,414,974
Administrator Class	93,273	1,102,074	689,176	8,404,691
Institutional Class	27,404	324,617	129,399	1,584,715
Investor Class	130,130	1,540,094	746,653	9,115,740

		4,283,928		28,280,430

Payment for shares redeemed
Class A	(1,958,461)	(23,094,420)	(3,958,532)	(48,016,018)
Class B	(48,268)	(569,653)	(115,777)	(1,405,362)
Class C	(447,003)	(5,281,863)	(1,409,995)	(16,983,515)
Administrator Class	(1,174,023)	(13,866,577)	(8,041,038)	(96,613,493)
Institutional Class	(338,158)	(4,001,026)	(10,844,409)	(133,899,676)
Investor Class	(1,313,156)	(15,517,392)	(3,158,782)	(38,294,452)

		(62,330,931)		(335,212,516)

Net decrease in net assets resulting from capital share transactions		(34,135,108)		(203,802,763)

Total decrease in net assets		(20,775,582)		(248,305,854)

Net assets
Beginning of period		486,956,190		735,262,044

End of period		$466,180,608		$486,956,190

Undistributed (overdistributed) net investment income		$283,691		$(28,021)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Income Plus Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
CLASS A		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$11.66	$12.57	$12.04	$12.00	$11.59	$10.82	$10.70
Net investment income	0.13	0.25	0.30	0.37 [2]	0.09 [2]	0.37 [2]	0.42 [2]
Net realized and unrealized gains (losses) on investments	0.32	(0.51)	0.55	0.18	0.44	0.88	0.15

Total from investment operations	0.45	(0.26)	0.85	0.55	0.53	1.25	0.57
Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.29)	(0.42)	(0.12)	(0.48)	(0.45)
Net realized gains	0.00	(0.40)	(0.03)	(0.09)	0.00	0.00	0.00

Total distributions to shareholders	(0.12)	(0.65)	(0.32)	(0.51)	(0.12)	(0.48)	(0.45)
Net asset value, end of period	$11.99	$11.66	$12.57	$12.04	$12.00	$11.59	$10.82
Total return[3]	3.86%	(2.25)%	7.19%	4.76%	4.62%	11.74%	5.52%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.91%	0.89%	0.88%	0.91%	1.03%	1.05%
Net expenses	0.86%	0.87%	0.88%	0.88%	0.88%	0.90%	0.90%
Net investment income	2.14%	2.00%	2.42%	3.17%	3.07%	3.29%	4.01%
Supplemental data
Portfolio turnover rate	131%	256%	256%	215%	84%	187%	455%
Net assets, end of period (000s omitted)	$136,615	$146,836	$172,577	$163,499	$261,227	$130,382	$94,938

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Income Plus Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
CLASS B		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$11.68	$12.59	$12.05	$12.01	$11.61	$10.82	$10.70
Net investment income	0.08 [2]	0.15 [2]	0.21 [2]	0.29 [2]	0.07 [2]	0.29 [2]	0.35 [2]
Net realized and unrealized gains (losses) on investments	0.33	(0.51)	0.56	0.17	0.43	0.89	0.14

Total from investment operations	0.41	(0.36)	0.77	0.46	0.50	1.18	0.49
Distributions to shareholders from
Net investment income	(0.07)	(0.15)	(0.20)	(0.33)	(0.10)	(0.39)	(0.37)
Net realized gains	0.00	(0.40)	(0.03)	(0.09)	0.00	0.00	0.00

Total distributions to shareholders	(0.07)	(0.55)	(0.23)	(0.42)	(0.10)	(0.39)	(0.37)
Net asset value, end of period	$12.02	$11.68	$12.59	$12.05	$12.01	$11.61	$10.82
Total return[3]	3.53%	(3.00)%	6.45%	3.97%	4.31%	11.04%	4.69%
Ratios to average net assets (annualized)
Gross expenses	1.67%	1.66%	1.63%	1.63%	1.65%	1.78%	1.80%
Net expenses	1.61%	1.62%	1.62%	1.63%	1.62%	1.65%	1.65%
Net investment income	1.38%	1.24%	1.71%	2.40%	2.33%	2.54%	3.30%
Supplemental data
Portfolio turnover rate	131%	256%	256%	215%	84%	187%	455%
Net assets, end of period (000s omitted)	$1,085	$1,597	$2,823	$4,054	$6,140	$1,839	$3,937

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Income Plus Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
CLASS C		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$11.65	$12.56	$12.03	$12.00	$11.59	$10.82	$10.69
Net investment income	0.08	0.15	0.21	0.29 [2]	0.07 [2]	0.29 [2]	0.35 [2]
Net realized and unrealized gains (losses) on investments	0.33	(0.51)	0.55	0.16	0.44	0.88	0.15

Total from investment operations	0.41	(0.36)	0.76	0.45	0.51	1.17	0.50
Distributions to shareholders from
Net investment income	(0.07)	(0.15)	(0.20)	(0.33)	(0.10)	(0.40)	(0.37)
Net realized gains	0.00	(0.40)	(0.03)	(0.09)	0.00	0.00	0.00

Total distributions to shareholders	(0.07)	(0.55)	(0.23)	(0.42)	(0.10)	(0.40)	(0.37)
Net asset value, end of period	$11.99	$11.65	$12.56	$12.03	$12.00	$11.59	$10.82
Total return[3]	3.56%	(3.00)%	6.40%	3.92%	4.42%	10.93%	4.85%
Ratios to average net assets (annualized)
Gross expenses	1.68%	1.66%	1.64%	1.63%	1.66%	1.78%	1.80%
Net expenses	1.61%	1.62%	1.63%	1.63%	1.63%	1.65%	1.65%
Net investment income	1.39%	1.24%	1.65%	2.41%	2.32%	2.53%	3.32%
Supplemental data
Portfolio turnover rate	131%	256%	256%	215%	84%	187%	455%
Net assets, end of period (000s omitted)	$25,902	$29,692	$41,259	$30,364	$30,253	$14,533	$7,242

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Income Plus Fund	23

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]
Net asset value, beginning of period	$11.64	$12.55	$12.02	$12.00	$11.87
Net investment income	0.13	0.26 [2]	0.33	0.39 [2]	0.03 [2]
Net realized and unrealized gains (losses) on investments	0.33	(0.51)	0.54	0.16	0.14

Total from investment operations	0.46	(0.25)	0.87	0.55	0.17
Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.31)	(0.44)	(0.04)
Net realized gains	0.00	(0.40)	(0.03)	(0.09)	0.00

Total distributions to shareholders	(0.13)	(0.66)	(0.34)	(0.53)	(0.04)
Net asset value, end of period	$11.97	$11.64	$12.55	$12.02	$12.00
Total return[3]	3.94%	(2.11)%	7.37%	4.82%	1.43%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.85%	0.83%	0.82%	0.86%
Net expenses	0.72%	0.72%	0.73%	0.75%	0.86%
Net investment income	2.28%	2.14%	2.53%	3.29%	3.31%
Supplemental data
Portfolio turnover rate	131%	256%	256%	215%	84%
Net assets, end of period (000s omitted)	$103,559	$105,094	$162,067	$90,063	$10

1.	For the period from July 30, 2010 (commencement of class operations) to August 31, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Income Plus Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
INSTITUTIONAL CLASS		2013	2012	2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$11.67	$12.57	$12.03	$12.00	$11.60	$10.82	$10.51
Net investment income	0.14	0.27 [3]	0.34	0.41 [3]	0.10 [3]	0.41 [3]	0.39 [3]
Net realized and unrealized gains (losses) on investments	0.32	(0.49)	0.56	0.17	0.43	0.88	0.36

Total from investment operations	0.46	(0.22)	0.90	0.58	0.53	1.29	0.75
Distributions to shareholders from
Net investment income	(0.13)	(0.28)	(0.33)	(0.46)	(0.13)	(0.51)	(0.44)
Net realized gains	0.00	(0.40)	(0.03)	(0.09)	0.00	0.00	0.00

Total distributions to shareholders	(0.13)	(0.68)	(0.36)	(0.55)	(0.13)	(0.51)	(0.44)
Net asset value, end of period	$12.00	$11.67	$12.57	$12.03	$12.00	$11.60	$10.82
Total return[4]	4.00%	(1.89)%	7.62%	5.04%	4.71%	12.06%	7.29%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.56%	0.56%	0.55%	0.59%	0.68%	0.69%
Net expenses	0.58%	0.56%	0.56%	0.55%	0.56%	0.61%	0.61%
Net investment income	2.42%	2.26%	2.74%	3.53%	3.36%	3.58%	4.29%
Supplemental data
Portfolio turnover rate	131%	256%	256%	215%	84%	187%	455%
Net assets, end of period (000s omitted)	$30,794	$31,221	$161,191	$161,276	$147,102	$112,163	$97,574

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from July 18, 2008 (commencement of class operations) to May 31, 2009

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Income Plus Fund	25

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
INVESTOR CLASS		2013	2012	2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$11.66	$12.57	$12.03	$12.00	$11.60	$10.82	$10.51
Net investment income	0.13	0.24	0.30	0.37 [3]	0.09 [3]	0.37 [3]	0.36 [3]
Net realized and unrealized gains (losses) on investments	0.32	(0.51)	0.56	0.17	0.43	0.88	0.36

Total from investment operations	0.45	(0.27)	0.86	0.54	0.52	1.25	0.72
Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.29)	(0.42)	(0.12)	(0.47)	(0.41)
Net realized gains	0.00	(0.40)	(0.03)	(0.09)	0.00	0.00	0.00

Total distributions to shareholders	(0.12)	(0.64)	(0.32)	(0.51)	(0.12)	(0.47)	(0.41)
Net asset value, end of period	$11.99	$11.66	$12.57	$12.03	$12.00	$11.60	$10.82
Total return[4]	3.86%	(2.26)%	7.25%	4.67%	4.52%	11.79%	6.99%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.93%	0.91%	0.90%	0.97%	1.07%	1.08%
Net expenses	0.87%	0.89%	0.90%	0.90%	0.92%	0.94%	0.94%
Net investment income	2.13%	1.98%	2.40%	3.14%	3.00%	3.25%	3.94%
Supplemental data
Portfolio turnover rate	131%	256%	256%	215%	84%	187%	455%
Net assets, end of period (000s omitted)	$168,226	$172,516	$195,346	$189,051	$198,176	$188,551	$177,010

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from July 18, 2008 (commencement of class operations) to May 31, 2009

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Income Plus Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Income Plus Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Plus Fund	27

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

28	Wells Fargo Advantage Income Plus Fund	Notes to financial statements (unaudited)

As of August 31, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $33,383,427 with $1,522,495 expiring in 2015; $21,588,119 expiring in 2016; and $10,272,813 expiring in 2017.

As of August 31, 2013, the Fund had $3,018,429 of current year deferred post-October capital losses, which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$154,417,674	$0	$154,417,674
Asset-backed securities	0	5,161,724	0	5,161,724
Corporate bonds and notes	0	117,224,306	0	117,224,306
Municipal obligations	0	9,726,265	0	9,726,265
Non-agency mortgage backed securities	0	17,211,274	0	17,211,274
U.S. Treasury securities	183,800,141	0	0	183,800,141
Yankee corporate bonds and notes	0	31,958,659	0	31,958,659
Yankee government bonds	0	1,954,706	0	1,954,706
Short-term investments
Investment companies	35,359,841	1,149,500	0	36,509,341
U.S. Treasury securities	399,994	0	0	399,994
	$219,559,976	$338,804,108	$0	$558,364,084

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Plus Fund	29

As of February 28, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

	Quoted prices (Level 1)		Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts	$6,455	*	$0	$0	$6,455

*	Amount represents the net unrealized gains.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase. For the six months ended February 28, 2014, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.84% for Class A shares, 1.59% for Class B shares, 1.59% for Class C shares, 0.72% for Administrator Class shares, 0.58% for Institutional Class shares, and 0.85% for Investor Class shares. Prior to January 1, 2014, the Fund’s expenses were capped at 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares, and 0.88% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended February 28, 2014, Wells Fargo Funds Distributor, LLC received $3,296 from the sale of Class A shares.

30	Wells Fargo Advantage Income Plus Fund	Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2014 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$639,319,022	$69,781,372	$642,731,034	$92,901,285

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2014, the Fund had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2014	Unrealized gains
6-19-2014	JPMorgan	37 Long	10-Year U.S. Treasury Notes	$4,607,656	$3,359
6-30-2014	JPMorgan	103 Long	2-Year U.S. Treasury Notes	22,647,125	3,096

The Fund had an average notional amount of $16,746,477 and $22,298,583 in long and short futures contracts, respectively, during the six months ended February 28, 2014.

On February 28, 2014, the cumulative unrealized gains on futures contracts in the amount of $6,455 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable and payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount
Futures – variation margin	JPMorgan	$2,592	$(2,592)	$0	$0

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Plus Fund	31

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount
Futures – variation margin	JPMorgan	$3,875	$(2,592)	$(1,283)	$0

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2014, the Fund paid $305 in commitment fees.

For the six months ended February 28, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On March 25, 2014, the Fund declared distributions from net investment income to shareholders of record on March 24, 2014. The per share amounts payable on March 26, 2014 were as follows:

Net investment income
Class A	$0.01974
Class B	0.01218
Class C	0.01247
Administrator Class	0.02088
Institutional Class	0.02220
Investor Class	0.01963

On April 24, 2014, the Fund declared distributions from net investment income to shareholders of record on April 23, 2014. The per share amounts payable on April 25, 2014 were as follows:

Net investment income
Class A	$0.02302
Class B	0.01415
Class C	0.01479
Administrator Class	0.02432
Institutional Class	0.02588
Investor Class	0.02292

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

32	Wells Fargo Advantage Income Plus Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Income Plus Fund	33

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

34	Wells Fargo Advantage Income Plus Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Income Plus Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

223533 04-14 SA219/SAR219 02-14

Wells Fargo Advantage

Short Duration Government Bond Fund

Semi-Annual Report

February 28, 2014

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Short Duration Government Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines.

Reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Short Duration Government Bond Fund for the six-month period that ended February 28, 2014. Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines. However, on the whole, investment-grade (measured by the Barclays U.S. Aggregate Bond Index1) and high-yield markets (measured by the Barclays U.S. High Yield Bond Index2) generated positive returns in September and October of 2013 as well as the period, notably benefiting from the strong price improvement and declining U.S. Treasury yields that occurred during the opening months of 2014. Although the returns of the U.S. high-yield market have often been positively correlated with U.S. equity returns (measured by the S&P 500 Index3) over the long-run, over the period, high-yield (measured by the Barclays U.S. High Yield Bond Index) generally performed well even when equities did not. The lower-rated corporate bond credit tiers outperformed the respectively higher-rated investment-grade credit tiers during the period.

A decline in bond prices was halted by the Fed’s postponement of tapering its bond-buying program.

Before the six-month period began, equity markets rallied, most notably in May and June of 2013. This led to a sharp increase in U.S. Treasury yields and declining valuations for much of the fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). However, in July and August 2013, that equity exuberance quieted a bit, and fixed-income markets stabilized. Returns across the fixed-income markets were largely negative in investment-grade and high-yield markets but modest in comparison with the declines in May and June of 2013.

But, by September and October of 2013, investment-grade and high-yield bond markets began generating positive returns yet again, as the Federal Reserve (Fed) backtracked on its intentions to taper its quantitative easing program, postponing it until 2014, at the earliest. This created a temporary rally in bonds that lasted until around November 20, 2013, when notes were released from the Fed’s October 2013 meeting that tapering of the bond-buying programs would not be postponed beyond January 2014. In response, long-term U.S. Treasury yields and mortgage rates ratcheted higher on expectations for an unwinding of monetary accommodation in the upcoming months. This led to declines in pricing across much of the core fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). U.S. high-yield markets were better able to absorb the shift in U.S. Treasury yields and continued to provide positive returns along with rallies in the equity markets.

Favorable conditions for fixed-income markets were restored in January and February 2014.

Seemingly much to the surprise of many everyday investors and seasoned investment professionals alike, fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index) largely outperformed U.S. equity markets (measured by the S&P 500 Index) during the opening months of 2014. A pullback in equity exuberance in January and reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets. U.S. Treasury yields declined in January 2014 and corporate bonds and mortgage-backed securities performed notably well. U.S. high-yield securities generated positive returns in January 2014 but lagged the rally across the investment-grade

Letter to shareholders (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	3

bond markets. This theme reversed in February 2014, as high-yield sectors rallied and investment-grade sectors performed well but not to the extent of the lowest-rated credit tiers.

One positive takeaway for bond investors that helped fuel the fixed-income (measured by the Barclays U.S. Aggregate Bond Index) rallies was former Fed Chairman Bernanke’s guidance at the end of 2013. He indicated that the tapering of the Fed’s bond-buying program would proceed at a slow pace and that a reduction in quantitative easing should not be equivocated with a tightening of monetary policy. The distinction was important—although the bond-buying program was declining in volume, it was, nonetheless, still continuing. Additionally, the federal funds target rate would remain unchanged for the foreseeable future, with the implications that it would not increase until the bond-buying program was fully disbanded. These were important statements for fixed-income investors that helped bolster U.S. fixed-income valuations in the opening months of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

2.	The Barclays U.S. High Yield Bond Index is an index consisting of all domestic and Yankee bonds, rated below investment grade, with a minimum outstanding amount of $100 million and maturing over one year. You cannot invest directly in an index.

3.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Advantage Short Duration Government Bond Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Short Duration Government Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks to provide current income consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas O’Connor, CFA

Troy Ludgood

Average annual total returns1 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (MSDAX)	3-11-1996	(2.04)	2.01	2.72	(0.04)	2.43	2.93	0.77	0.77
Class B (MSDBX)*	5-31-2002	(3.88)	1.82	2.62	(0.88)	1.82	2.62	1.52	1.52
Class C (MSDCX)	5-31-2002	(1.88)	1.66	2.15	(0.88)	1.66	2.15	1.52	1.52
Class R6 (MSDRX)	11-30-2012	–	–	–	0.28	2.89	3.35	0.39	0.37
Administrator Class (MNSGX)	12-18-1992	–	–	–	0.05	2.65	3.16	0.71	0.60
Institutional Class (WSGIX)	4-8-2005	–	–	–	0.23	2.84	3.33	0.44	0.42
Barclays 1-3 Year U.S. Government Bond Index[4]	–	–	–	–	0.53	1.34	2.62	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class B shares, the maximum contingent deferred sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	7

Ten largest long-term holdings[5] (%) as of February 28, 2014
U.S. Treasury Note, 0.25%, 2-29-2016	17.38
U.S. Treasury Note, 0.25%, 5-31-2014	14.55
U.S. Treasury Note, 0.38%, 1-31-2016	6.96
FNMA Series 2013-121 Class LB, 3.00%, 12-25-2043	4.21
U.S. Treasury Note, 0.25%, 7-31-2015	3.42
U.S. Treasury Note, 0.25%, 9-30-2015	2.82
U.S. Treasury Note, 0.25%, 10-31-2015	2.69
FNMA, 5.50%, 12-1-2041	2.20
FNMA Series 2011-53 Class TN, 4.00%, 6-25-2041	1.85
FNMA, 2.76%, 1-1-2044	1.63

Portfolio allocation[6] as of February 28, 2014

1.	Historical performance shown for Class R6 shares prior to its inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.78% for Class A, 1.53% for Class B, 1.53% for Class C, 0.37% for Class R6, 0.60% for Administrator Class, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays 1-3 Year U.S. Government Bond Index is composed of all publicly issued, nonconvertible domestic debt of the U.S. government and its agencies. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. You cannot invest directly in an index.

5.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

8	Wells Fargo Advantage Short Duration Government Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2013 to February 28, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,008.60	$3.88	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	$3.91	0.78%
Class B
Actual	$1,000.00	$1,003.87	$7.60	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.21	$7.65	1.53%
Class C
Actual	$1,000.00	$1,003.87	$7.60	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.21	$7.65	1.53%
Class R6
Actual	$1,000.00	$1,009.64	$1.84	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,008.50	$2.99	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Institutional Class
Actual	$1,000.00	$1,010.39	$2.09	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11	0.42%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 32.36%
FHLMC (a)%%	2.93%	3-15-2044	$8,548,000	$8,875,466
FHLMC ±	3.11	10-1-2043	1,224,513	1,276,923
FHLMC ±	3.15	8-1-2041	6,614,629	6,927,658
FHLMC ±%%	3.26	10-1-2041	4,802,019	5,027,559
FHLMC ±	3.56	8-1-2041	1,567,400	1,670,125
FHLMC ±	3.63	6-1-2041	7,677,482	8,142,900
FHLMC ±	3.65	10-1-2041	6,505,478	6,877,368
FHLMC	4.50	9-1-2024	3,982,319	4,298,055
FHLMC	4.50	12-1-2024	1,327,483	1,432,996
FHLMC	4.50	7-1-2025	2,923,735	3,155,159
FHLMC	4.50	6-1-2026	1,428,654	1,542,228
FHLMC	4.50	7-1-2026	1,756,342	1,896,517
FHLMC	4.50	8-1-2026	775,843	837,548
FHLMC	5.50	12-15-2039	14,786,376	16,512,271
FHLMC	5.50	7-1-2041	1,816,476	2,061,637
FHLMC ±	5.86	7-1-2038	7,396,439	7,980,467
FHLMC ±	5.95	10-1-2038	593,608	635,322
FHLMC	6.00	5-15-2039	4,938,888	5,477,010
FHLMC ±	6.06	6-1-2037	1,591,409	1,706,861
FHLMC	6.50	11-1-2037	952,122	1,079,187
FHLMC	6.50	12-1-2038	1,912,480	2,107,094
FHLMC	7.00	3-25-2044	2,259,579	2,738,728
FHLMC Series 2638 Class MJ	5.00	7-15-2033	4,711,000	5,193,562
FHLMC Series 2744 Class JH	5.00	2-15-2034	1,809,000	1,981,105
FHLMC Series 2762 Class LY	5.00	3-15-2034	1,888,000	2,082,821
FHLMC Series 3704 Class CT	7.00	12-15-2036	2,905,715	3,496,423
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	437,470	525,424
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	183,642	218,564
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	68,377	82,002
FHLMC Structured Pass-Through Securities Series T-51 Class 2A ±	7.50	8-25-2042	2,030,543	2,442,426
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	632,835	712,112
FNMA ±	2.76	1-1-2044	21,373,680	22,149,188
FNMA ±	2.80	3-1-2044	12,059,000	12,479,945
FNMA ±	2.81	11-1-2043	5,748,685	5,968,912
FNMA ±	2.89	4-1-2042	4,412,052	4,582,071
FNMA ±	3.04	10-1-2041	1,307,780	1,384,851
FNMA ±	3.26	6-1-2041	2,275,451	2,387,755
FNMA ±	3.29	7-1-2041	3,194,552	3,385,862
FNMA ±	3.30	11-1-2041	6,165,510	6,466,869
FNMA ±	3.55	7-1-2041	4,133,774	4,398,434
FNMA ±	3.67	7-1-2041	2,356,388	2,516,030
FNMA	4.50	8-1-2024	794,824	861,370
FNMA	4.50	10-1-2024	3,362,995	3,644,132
FNMA	4.50	12-1-2024	1,294,841	1,403,097
FNMA	4.50	6-1-2025	828,871	898,334
FNMA	4.50	2-1-2026	1,044,389	1,131,963
FNMA	5.00	2-1-2023	7,422,522	8,041,360
FNMA	5.00	5-1-2023	1,308,355	1,419,321
FNMA %%	5.00	8-1-2030	1,474,262	1,621,356
FNMA	5.50	11-1-2033	13,055,415	14,518,413

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	9-1-2039	$1,328,147	$1,501,878
FNMA	5.50	8-1-2040	1,596,485	1,787,790
FNMA	5.50	12-1-2041	26,882,182	29,902,001
FNMA	6.00	3-25-2035	1,733,385	1,844,704
FNMA	6.00	7-1-2036	8,703,082	10,053,566
FNMA	6.50	8-1-2037	9,176,465	10,476,026
FNMA	6.50	6-1-2038	6,398,658	7,463,015
FNMA	6.50	8-1-2039	7,213,916	8,158,079
FNMA	6.50	2-1-2041	2,560,879	2,893,648
FNMA	7.50	7-1-2032	311,703	356,241
FNMA Grantor Trust Series 2000-T6 Class A1	7.50	6-25-2030	695,647	811,618
FNMA Grantor Trust Series 2001-T16 Class A2	7.00	7-25-2042	284,289	328,903
FNMA Grantor Trust Series 2001-T3 Class A1	7.50	11-25-2040	767,457	902,586
FNMA Series 1999-T2 Class A1 ±	7.50	1-19-2039	453,960	507,683
FNMA Series 2001-T4 Class A1	7.50	7-25-2041	103,130	123,689
FNMA Series 2001-W03 Class A ±	7.00	9-25-2041	780,075	899,962
FNMA Series 2002-14 Class A2	7.00	1-25-2042	743,473	852,133
FNMA Series 2002-14 Class A2	7.50	1-25-2042	1,597,600	1,892,925
FNMA Series 2002-26 Class A1	7.00	1-25-2048	980,897	1,145,432
FNMA Series 2002-33 Class A2	7.50	6-25-2032	232,032	275,028
FNMA Series 2002-90 Class A1	6.50	6-25-2042	28,417	32,859
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	3,886,949	4,584,069
FNMA Series 2002-W1 Class 2A ±	6.64	2-25-2042	605,002	711,786
FNMA Series 2002-W6 Class 2A1 ±	6.50	6-25-2042	12,863	14,796
FNMA Series 2003-W1 Class 2A ±	6.68	12-25-2042	314,711	370,979
FNMA Series 2003-W2 Class 1A1	6.50	7-25-2042	179,902	206,376
FNMA Series 2003-W4 Class 4A ±	7.07	10-25-2042	824,899	954,023
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	153,839	181,093
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	1,378,237	1,616,706
FNMA Series 2004-W9 Class 1A3	6.05	2-25-2044	4,735,804	5,379,220
FNMA Series 2004-W9 Class 2A3	7.50	2-25-2044	850,040	1,042,680
FNMA Series 2005-W3 Class 1A	7.50	3-25-2045	254,693	304,526
FNMA Series 2009-14 Class A	7.00	6-25-2035	1,870,739	2,194,671
FNMA Series 2010-111 Class WA ±	6.05	10-25-2040	1,120,894	1,293,069
FNMA Series 2011-53 Class TN	4.00	6-25-2041	23,639,217	25,144,633
FNMA Series 2011-58 Class AT	4.00	7-25-2041	257,854	271,970
FNMA Series 2011-M2 Class A1	2.02	4-25-2021	3,760,039	3,850,836
FNMA Series 2012-28 Class PT	4.00	3-25-2042	1,368,755	1,440,619
FNMA Series 2012-65 Class HJ	5.00	7-25-2040	12,183,032	13,511,384
FNMA Series 2013-121 Class LB	3.00	12-25-2043	55,575,688	57,298,868
FNMA Whole Loan Series 2002-W8 Class A3	7.50	6-25-2042	129,180	152,564
FNMA Whole Loan Series 2004-W11 Class 1A2	6.50	5-25-2044	5,442,427	6,334,310
FNMA Whole Loan Series 2004-W14 Class 2A	7.50	7-25-2044	164,385	183,952
FNMA Whole Loan Series 2005-W1 Class 1A4	7.50	10-25-2044	421,356	505,439
GNMA ±	3.00	8-20-2041	5,110,991	5,322,244
GNMA	5.50	3-15-2033	1,721,574	1,939,254
GNMA	6.00	9-15-2035	11,584,732	13,321,157
GNMA Series 2009-42 Class CT	6.00	8-16-2035	1,623,521	1,900,461

Total Agency Securities (Cost $439,258,787)				440,494,232

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 11.69%
Ally Auto Receivables Trust Series 2013-2 Class A4	1.24%	11-15-2018	$3,396,000	$3,393,422
Ally Master Owner Trust Series 2014-1 Class A1 ±	0.62	1-15-2019	4,646,000	4,651,394
American Express Issuance Trust II Series 2013-1 Class A ±	0.43	2-15-2019	8,456,000	8,462,875
American Express Issuance Trust II Series 2013-2 Class A ±	0.57	5-17-2021	7,166,000	7,189,533
American Express Issuance Trust II Series 2013-2 Class A ±	0.58	8-15-2019	4,304,000	4,321,677
California Republic Auto Receivables Trust Series 2013-2 Class A2	1.23	3-15-2019	6,225,000	6,226,282
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	5,028,000	5,031,867
Capital Auto Receivables Asset Trust Series 2013-3 Class A2	1.04	11-21-2016	8,512,000	8,551,096
Capital Auto Receivables Asset Trust Series 2014-1 Class A3	1.32	6-20-2018	7,667,000	7,690,530
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.59	9-10-2020	5,664,000	5,684,742
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10-14-2022	8,357,131	8,500,924
Discover Card Master Trust I Series 2013-A1 Class A1 ±	0.45	8-17-2020	3,443,000	3,436,696
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	8,063,000	8,064,459
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.32	10-26-2026	6,484,687	6,467,892
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.24	11-27-2018	876,318	874,668
Santander Drive Auto Receivables Trust Series 2012-5 Class A2	0.57	12-15-2015	469,498	469,531
Santander Drive Auto Receivables Trust Series 2012-5 Class A3	0.83	12-15-2016	2,745,000	2,749,562
SLC Student Loan Trust Series 2010-1 Class A ±	1.11	11-25-2042	2,234,705	2,267,075
SLM Student Loan Trust Series 2002-6 Class A4 ±	0.40	3-15-2019	1,252,181	1,251,499
SLM Student Loan Trust Series 2003-6 Class A4 ±	0.44	12-17-2018	759,300	758,765
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.44	7-27-2026	1,855,871	1,883,413
SLM Student Loan Trust Series 2006-7 Class A5 ±	0.34	1-27-2025	11,255,000	11,109,934
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.64	5-15-2028	1,166,773	1,164,775
SLM Student Loan Trust Series 2010-1 Class A ±	0.56	3-25-2025	5,448,998	5,466,893
SLM Student Loan Trust Series 2010-A Class 2A ±144A	3.40	5-16-2044	12,943,329	13,745,790
SLM Student Loan Trust Series 2010-A Class1A ±144A	3.20	5-16-2044	4,269,701	4,431,881
SLM Student Loan Trust Series 2011-B Class A4 ±144A	1.00	12-16-2024	2,997,560	3,006,807
SLM Student Loan Trust Series 2011-C Class A2A ±144A	3.40	10-17-2044	1,882,000	2,031,128
SLM Student Loan Trust Series 2012-E Class A2 ±144A	1.90	6-15-2045	3,636,000	3,722,911
SLM Student Loan Trust Series 2013-1 Class A2 ±	0.41	9-25-2019	2,919,000	2,895,309
SLM Student Loan Trust Series 2013-3 Class A2 ±	0.46	5-26-2020	1,762,000	1,761,209
SLM Student Loan Trust Series 2013-6 Class A2 ±	0.66	2-25-2021	1,490,000	1,495,379
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	6,259,000	6,098,012
SLM Student Loan Trust Series 2014-A Class A2B ±144A%%	1.71	1-15-2026	4,304,000	4,304,052

Total Asset-Backed Securities (Cost $159,165,633)				159,161,982

Non-Agency Mortgage Backed Securities: 5.71%
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A1 144A	1.87	4-15-2044	2,970,666	3,002,924
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A1	1.56	12-15-2047	2,172,176	2,183,801
Commercial Mortgage Trust Series 2013-CR10 Class A1	1.28	8-10-2046	5,630,614	5,649,944
Commercial Mortgage Trust Series 2013-CR11 Class A1	1.47	10-10-2046	3,286,733	3,301,428
Commercial Mortgage Trust Series 2013-CR12 Class A1	1.30	10-10-2046	2,312,713	2,316,936
Commercial Mortgage Trust Series 2013-CR6 Class A1	0.72	3-10-2046	3,510,608	3,489,351
Commercial Mortgage Trust Series 2013-CR8 Class A1	1.02	6-10-2046	7,741,087	7,727,695
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A4 ±	5.01	2-15-2038	3,203,629	3,282,214
DBUBS Mortgage Trust Series 2011 Class C2 144A	3.53	7-10-2044	1,156,628	1,222,473
DBUBS Mortgage Trust Series 2011-LC3A Class A1	2.24	8-10-2044	2,074,746	2,101,552
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	7,562,473	7,973,372
GS Mortgage Securities Trust Series 2013-GC16 Class A1	1.26	11-10-2046	4,431,880	4,445,198

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Short Duration Government Bond Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A2 144A	4.61%	6-15-2043	$2,478,000	$2,706,323
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,866,737	1,954,498
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A1 144A	1.87	2-15-2046	684,792	687,105
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C6 Class A6 ±	5.02	8-15-2029	2,279,412	2,299,052
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C7 Class A3 ±	5.46	11-15-2030	2,404,619	2,481,454
Morgan Stanley Capital I Trust Series 2011-C2 Class A1 144A	1.48	6-15-2044	1,561,244	1,565,625
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	19,517,000	19,380,264

Total Non-Agency Mortgage Backed Securities (Cost $78,655,315)				77,771,209

U.S. Treasury Securities: 49.75%
U.S. Treasury Note	0.13	12-31-2014	19,046,000	19,046,000
U.S. Treasury Note	0.25	5-31-2014	197,940,000	198,025,114
U.S. Treasury Note	0.25	7-31-2015	46,514,000	46,559,444
U.S. Treasury Note	0.25	9-30-2015	38,312,000	38,332,957
U.S. Treasury Note	0.25	10-31-2015	36,571,000	36,576,705
U.S. Treasury Note	0.25	12-31-2015	2,004,000	2,003,138
U.S. Treasury Note	0.25	2-29-2016	236,983,000	236,631,317
U.S. Treasury Note	0.38	8-31-2015	1,200,000	1,203,094
U.S. Treasury Note	0.38	1-31-2016	94,595,000	94,728,001
U.S. Treasury Note	0.75	1-15-2017	3,995,000	4,007,030

Total U.S. Treasury Securities (Cost $676,638,367)				677,112,800

	Yield		Shares

Short-Term Investments: 5.49%

Investment Companies: 5.49%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)##	0.01		74,690,151	74,690,151

Total Short-Term Investments (Cost $74,690,151)				74,690,151

Total investments in securities
(Cost $1,428,408,253) *	105.00%	1,429,230,374
Other assets and liabilities, net	(5.00)	(68,063,485)

Total net assets	100.00%	$1,361,166,889

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

%%	Security issued on a when-issued basis.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

*	Cost for federal income tax purposes is $1,429,476,231 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,756,591
Gross unrealized depreciation	(5,002,448)

Net unrealized depreciation	$(245,857)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2014 (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	13

Assets
Investments
In unaffiliated securities, at value (see cost below)	$1,354,540,223
In affiliated securities, at value (see cost below)	74,690,151

Total investments, at value (see cost below)	1,429,230,374
Receivable for investments sold	17,668,134
Principal paydown receivable	677,080
Receivable for Fund shares sold	426,576
Receivable for interest	2,263,986
Prepaid expenses and other assets	60,315

Total assets	1,450,326,465

Liabilities
Dividends payable	119,009
Payable for investments purchased	84,321,130
Payable for Fund shares redeemed	4,115,661
Advisory fee payable	267,191
Distribution fees payable	33,060
Due to other related parties	155,522
Accrued expenses and other liabilities	148,003

Total liabilities	89,159,576

Total net assets	$1,361,166,889

NET ASSETS CONSIST OF
Paid-in capital	$1,394,814,398
Overdistributed net investment income	(6,864,789)
Accumulated net realized losses on investments	(27,604,841)
Net unrealized gains on investments	822,121

Total net assets	$1,361,166,889

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$113,374,037
Shares outstanding – Class A	11,218,128
Net asset value per share – Class A	$10.11
Maximum offering price per share – Class A2	$10.32
Net assets – Class B	$400,123
Shares outstanding – Class B	39,567
Net asset value per share – Class B	$10.11
Net assets – Class C	$52,522,043
Shares outstanding – Class C	5,188,431
Net asset value per share – Class C	$10.12
Net assets – Class R6	$58,796,713
Share outstanding – Class R6	5,799,756
Net asset value per share – Class R6	$10.14
Net assets – Administrator Class	$205,352,236
Shares outstanding – Administrator Class	20,286,268
Net asset value per share – Administrator Class	$10.12
Net assets – Institutional Class	$930,721,737
Shares outstanding – Institutional Class	91,958,130
Net asset value per share – Institutional Class	$10.12

Investments in unaffiliated securities, at cost	$1,353,718,102

Investments in affiliated securities, at cost	$74,690,151

Total investments, at cost	$1,428,408,253

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Short Duration Government Bond Fund	Statement of operations—six months ended February 28, 2014 (unaudited)

Investment income
Interest	$7,698,642
Income from affiliated securities	3,193

Total investment income	7,701,835

Expenses
Advisory fee	2,126,880
Administration fees
Fund level	335,918
Class A	94,125
Class B	526
Class C	45,636
Class R6	591
Administrator Class	104,432
Institutional Class	382,204
Shareholder servicing fees
Class A	147,070
Class B	821
Class C	71,307
Administrator Class	261,081
Distribution fees
Class B	2,464
Class C	213,922
Custody and accounting fees	38,832
Professional fees	26,232
Registration fees	83,354
Shareholder report expenses	52,738
Trustees’ fees and expenses	5,808
Other fees and expenses	19,928

Total expenses	4,013,869
Less: Fee waivers and/or expense reimbursements	(473,131)

Net expenses	3,540,738

Net investment income	4,161,097

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(4,196,892)
TBA sale commitments	161,445

Net realized losses on investments	(4,035,447)

Net change in unrealized gains (losses) on:
Unaffiliated securities	12,763,174
TBA sale commitments	47,031

Net change in unrealized gains (losses) on investments	12,810,205

Net realized and unrealized gains (losses) on investments	8,774,758

Net increase in net assets resulting from operations	$12,935,855

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Short Duration Government Bond Fund	15

	Six months ended February 28, 2014 (unaudited)		Year ended August 31, 2013

Operations
Net investment income		$4,161,097		$11,723,427
Net realized gains (losses) on investments		(4,035,447)		3,557,750
Net change in unrealized gains (losses) on investments		12,810,205		(20,513,653)

Net increase (decrease) in net assets resulting from operations		12,935,855		(5,232,476)

Distributions to shareholders from
Net investment income
Class A		(780,732)		(2,893,432)
Class B		(2,001)		(12,194)
Class C		(166,380)		(849,500)
Class R6		(32,381)		(2,174)[1]
Administrator Class		(1,572,723)		(5,836,366)
Institutional Class		(8,048,451)		(24,450,585)

Total distributions to shareholders		(10,602,668)		(34,044,251)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,108,699	11,200,615	5,827,532	59,920,732
Class B	5,110	51,685	39,572	406,801
Class C	207,605	2,101,610	1,407,819	14,495,026
Class R6	5,868,873	59,513,180	297,805 [1]	3,017,844 [1]
Administrator Class	2,525,266	25,564,265	12,119,160	124,915,405
Institutional Class	15,611,631	158,034,854	57,274,381	589,598,252

		256,466,209		792,354,060

Reinvestment of distributions
Class A	71,247	720,195	262,636	2,692,834
Class B	174	1,764	1,070	10,987
Class C	15,210	153,985	76,201	782,704
Class R6	3,193	32,381	213 [1]	2,174 [1]
Administrator Class	142,010	1,437,625	447,427	4,598,087
Institutional Class	725,116	7,340,752	2,105,516	21,621,155

		9,686,702		29,707,941

Payment for shares redeemed
Class A	(2,481,865)	(25,074,869)	(9,733,675)	(99,903,018)
Class B	(50,496)	(510,667)	(63,520)	(651,395)
Class C	(1,280,941)	(12,965,116)	(2,799,797)	(28,742,133)
Class R6	(366,865)	(3,720,380)	(3,463)[1]	(35,115)[1]
Administrator Class	(5,617,260)	(56,823,536)	(16,889,747)	(173,638,405)
Institutional Class	(28,467,033)	(288,006,461)	(66,951,756)	(689,561,038)

		(387,101,029)		(992,531,104)

Net decrease in net assets resulting from capital share transactions		(120,948,118)		(170,469,103)

Total decrease in net assets		(118,614,931)		(209,745,830)

Net assets
Beginning of period		1,479,781,820		1,689,527,650

End of period		$1,361,166,889		$1,479,781,820

Undistributed (overdistributed) net investment income		$(6,864,789)		$606,566

1.	For the period from November 30, 2012 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
CLASS A		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$10.09	$10.35	$10.36	$10.47	$10.41	$10.30	$10.01
Net investment income	0.02	0.08 [2]	0.10	0.16	0.05	0.19 [2]	0.37
Net realized and unrealized gains (losses) on investments	0.07	(0.14)	0.09	0.07	0.08	0.20	0.32

Total from investment operations	0.09	(0.06)	0.19	0.23	0.13	0.39	0.69
Distributions to shareholders from
Net investment income	(0.07)	(0.20)	(0.20)	(0.25)	(0.07)	(0.28)	(0.40)
Net realized gains	0.00	0.00	0.00	(0.09)	0.00	0.00	0.00

Total distributions to shareholders	(0.07)	(0.20)	(0.20)	(0.34)	(0.07)	(0.28)	(0.40)
Net asset value, end of period	$10.11	$10.09	$10.35	$10.36	$10.47	$10.41	$10.30
Total return[3]	0.86%	(0.63)%	1.86%	2.17%	1.23%	3.85%	7.05%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.82%	0.86%	0.87%	0.86%	0.88%	0.94%
Net expenses	0.78%	0.79%	0.83%	0.83%	0.84%	0.85%	0.85%
Net investment income	0.09%	0.80%	0.98%	1.60%	1.85%	1.86%	3.61%
Supplemental data
Portfolio turnover rate	198%	324%	399%	485%	135%	501%	277%
Net assets, end of period (000s omitted)	$113,374	$126,316	$167,266	$162,719	$181,951	$162,737	$105,430

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short Duration Government Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
CLASS B		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$10.10	$10.36	$10.36	$10.48	$10.42	$10.31	$10.01
Net investment income (loss)	(0.02)[2]	0.01 [2]	0.03 [2]	0.09	0.03	0.14 [2]	0.30
Net realized and unrealized gains (losses) on investments	0.06	(0.15)	0.10	0.05	0.08	0.18	0.32

Total from investment operations	0.04	(0.14)	0.13	0.14	0.11	0.32	0.62
Distributions to shareholders from
Net investment income	(0.03)	(0.12)	(0.13)	(0.17)	(0.05)	(0.21)	(0.32)
Net realized gains	0.00	0.00	0.00	(0.09)	0.00	0.00	0.00

Total distributions to shareholders	(0.03)	(0.12)	(0.13)	(0.26)	(0.05)	(0.21)	(0.32)
Net asset value, end of period	$10.11	$10.10	$10.36	$10.36	$10.48	$10.42	$10.31
Total return[3]	0.39%	(1.37)%	1.22%	1.32%	1.04%	3.08%	6.36%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.58%	1.60%	1.62%	1.62%	1.66%	1.69%
Net expenses	1.53%	1.54%	1.57%	1.58%	1.59%	1.60%	1.60%
Net investment income (loss)	(0.10)%	0.06%	0.25%	0.85%	1.07%	1.30%	2.90%
Supplemental data
Portfolio turnover rate	198%	324%	399%	485%	135%	501%	277%
Net assets, end of period (000s omitted)	$400	$856	$1,115	$1,543	$1,548	$1,760	$4,779

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
CLASS C		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$10.11	$10.37	$10.37	$10.48	$10.43	$10.32	$10.02
Net investment income (loss)	(0.02)	0.01 [2]	0.03	0.08	0.03	0.11 [2]	0.34
Net realized and unrealized gains (losses) on investments	0.06	(0.15)	0.09	0.07	0.07	0.20	0.28

Total from investment operations	0.04	(0.14)	0.12	0.15	0.10	0.31	0.62
Distributions to shareholders from
Net investment income	(0.03)	(0.12)	(0.12)	(0.17)	(0.05)	(0.20)	(0.32)
Net realized gains	0.00	0.00	0.00	(0.09)	0.00	0.00	0.00

Total distributions to shareholders	(0.03)	(0.12)	(0.12)	(0.26)	(0.05)	(0.20)	(0.32)
Net asset value, end of period	$10.12	$10.11	$10.37	$10.37	$10.48	$10.43	$10.32
Total return[3]	0.39%	(1.37)%	1.20%	1.41%	0.94%	3.06%	6.34%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.57%	1.61%	1.62%	1.62%	1.65%	1.69%
Net expenses	1.53%	1.54%	1.58%	1.58%	1.59%	1.60%	1.60%
Net investment income (loss)	(0.09)%	0.05%	0.23%	0.85%	1.10%	1.01%	2.82%
Supplemental data
Portfolio turnover rate	198%	324%	399%	485%	135%	501%	277%
Net assets, end of period (000s omitted)	$52,522	$63,126	$78,385	$69,077	$72,124	$65,664	$18,009

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short Duration Government Bond Fund	19

(For a share outstanding throughout each period)

CLASS R6	Six months ended February 28, 2014 (unaudited)	Year ended August 31, 2013[1]
Net asset value, beginning of period	$10.13	$10.33
Net investment income	0.05 [2]	0.13 [2]
Net realized and unrealized gains (losses) on investments	0.05	(0.15)

Total from investment operations	0.10	(0.02)
Distributions to shareholders from
Net investment income	(0.09)	(0.18)
Net asset value, end of period	$10.14	$10.13
Total return[3]	0.96%	(0.17)%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.43%
Net expenses	0.37%	0.37%
Net investment income	0.22%	0.81%
Supplemental data
Portfolio turnover rate	198%	324%
Net assets, end of period (000s omitted)	$58,797	$2,983

1.	For the period from November 30, 2012 (commencement of class operations) to August 31, 2013

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$10.11	$10.36	$10.37	$10.48	$10.42	$10.32	$10.02
Net investment income	0.03	0.10 [2]	0.13	0.17	0.05	0.22 [2]	0.39
Net realized and unrealized gains (losses) on investments	0.06	(0.13)	0.09	0.08	0.08	0.19	0.33

Total from investment operations	0.09	(0.03)	0.22	0.25	0.13	0.41	0.72
Distributions to shareholders from
Net investment income	(0.08)	(0.22)	(0.23)	(0.27)	(0.07)	(0.31)	(0.42)
Net realized gains	0.00	0.00	0.00	(0.09)	0.00	0.00	0.00

Total distributions to shareholders	(0.08)	(0.22)	(0.23)	(0.36)	(0.07)	(0.31)	(0.42)
Net asset value, end of period	$10.12	$10.11	$10.36	$10.37	$10.48	$10.42	$10.32
Total return[3]	0.85%	(0.34)%	2.10%	2.41%	1.29%	4.01%	7.42%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.80%	0.80%	0.79%	0.80%	0.84%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.13%	0.99%	1.20%	1.84%	2.06%	2.13%	3.89%
Supplemental data
Portfolio turnover rate	198%	324%	399%	485%	135%	501%	277%
Net assets, end of period (000s omitted)	$205,352	$234,808	$285,637	$247,357	$435,363	$505,432	$356,409

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short Duration Government Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
INSTITUTIONAL CLASS		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$10.10	$10.36	$10.37	$10.48	$10.43	$10.32	$10.02
Net investment income	0.04	0.12	0.15	0.21	0.06	0.31 [2]	0.41
Net realized and unrealized gains (losses) on investments	0.06	(0.15)	0.09	0.06	0.07	0.13	0.33

Total from investment operations	0.10	(0.03)	0.24	0.27	0.13	0.44	0.74
Distributions to shareholders from
Net investment income	(0.08)	(0.23)	(0.25)	(0.29)	(0.08)	(0.33)	(0.44)
Net realized gains	0.00	0.00	0.00	(0.09)	0.00	0.00	0.00

Total distributions to shareholders	(0.08)	(0.23)	(0.25)	(0.38)	(0.08)	(0.33)	(0.44)
Net asset value, end of period	$10.12	$10.10	$10.36	$10.37	$10.48	$10.43	$10.32
Total return[3]	1.04%	(0.26)%	2.28%	2.59%	1.24%	4.30%	7.61%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.49%	0.53%	0.54%	0.53%	0.55%	0.59%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	0.18%	1.16%	1.39%	1.97%	2.27%	2.98%	4.02%
Supplemental data
Portfolio turnover rate	198%	324%	399%	485%	135%	501%	277%
Net assets, end of period (000s omitted)	$930,722	$1,051,693	$1,157,125	$862,174	$572,274	$489,762	$248,124

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Short Duration Government Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Short Duration Government Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

Notes to financial statements (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	23

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

24	Wells Fargo Advantage Short Duration Government Bond Fund	Notes to financial statements (unaudited)

As of August 31, 2013, the Fund had capital loss carryforwards which consisted of $5,241,457 in short-term capital losses and $409,157 in long-term capital losses.

As of August 31, 2013, the Fund had $16,977,404 of current year deferred post-October capital losses, which were recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$440,494,232	$0	$440,494,232
Asset-backed securities	0	159,161,982	0	159,161,982
Non-agency mortgage backed securities	0	77,771,209	0	77,771,209
U.S. Treasury securities	677,112,800	0	0	677,112,800
Short-term investments
Investment companies	74,690,151	0	0	74,690,151
	$751,802,951	$677,427,423	$0	$1,429,230,374

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	25

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.225% as the average daily net assets of the Fund increase. Prior to January 1, 2014, Funds Management was entitled to receive an annual advisory fee which started at 0.35% and declined to 0.25% as the average daily net assets of the Fund increased. For the six months ended February 28, 2014, the advisory fee was equivalent to an annual rate of 0.32% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.78% for Class A shares, 1.53% for Class B shares, 1.53%

for Class C shares, 0.37% for Class R6 shares, 0.60% for Administrator Class shares, and 0.42% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended February 28, 2014, Wells Fargo Funds Distributor, LLC received $701 from the sale of Class A shares and $21 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2014 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$2,564,541,662	$155,985,812	$2,563,002,629	$147,622,878

26	Wells Fargo Advantage Short Duration Government Bond Fund	Notes to financial statements (unaudited)

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2014, the Fund paid $874 in commitment fees.

For the six months ended February 28, 2014, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Short Duration Government Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Short Duration Government Bond Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Short Duration Government Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

223534 04-14 SA220/SAR220 02-14

Wells Fargo Advantage Short-Term Bond Fund

Semi-Annual Report

February 28, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Short-Term Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines.

Reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Short-Term Bond Fund for the six-month period that ended February 28, 2014. Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines. However, on the whole, investment-grade (measured by the Barclays U.S. Aggregate Bond Index1) and high-yield markets (measured by the Barclays U.S. High Yield Bond Index2) generated positive returns during the period, notably benefiting from the strong price improvement and declining U.S. Treasury yields that occurred in September and October of 2013 as well as the opening months of 2014. Although the returns of the U.S. high-yield market have often been positively correlated with U.S. equity returns (measured by the S&P 500 Index3) over the long-run, over the period, high-yield (measured by the Barclays U.S. High Yield Bond Index) generally performed well even when equities did not. The lower-rated corporate bond credit tiers outperformed the respectively higher-rated investment-grade credit tiers during the period.

A decline in bond prices was halted by the Fed’s postponement of tapering its bond-buying program.

Before the six-month period began, equity markets rallied, most notably in May and June of 2013. This led to a sharp increase in U.S. Treasury yields and declining valuations for much of the fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). However, in July and August 2013, that equity exuberance quieted a bit, and fixed-income markets stabilized. Returns across the fixed-income markets were largely negative in investment-grade and high-yield markets but modest in comparison with the declines in May and June of 2013.

But, by September and October of 2013, investment-grade and high-yield bond markets began generating positive returns yet again, as the Federal Reserve (Fed) backtracked on its intentions to taper its quantitative easing program, postponing it until 2014, at the earliest. This created a temporary rally in bonds that lasted until around November 20, 2013, when notes were released from the Fed’s October 2013 meeting that tapering of the bond-buying programs would not be postponed beyond January 2014. In response, long-term U.S. Treasury yields and mortgage rates ratcheted higher on expectations for an unwinding of monetary accommodation in the upcoming months. This led to declines in pricing across much of the core fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). U.S. High-yield markets were better able to absorb the shift in U.S. Treasury yields and continued to provide positive returns along with rallies in the equity markets.

Favorable conditions for fixed-income markets were restored in January and February 2014.

Seemingly much to the surprise of many everyday investors and seasoned investment professionals alike, fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index) largely outperformed U.S. equity markets (measured by the S&P 500 Index) during the opening months of 2014. A pullback in equity exuberance in January and reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets. U.S. Treasury yields declined in January 2014 and corporate bonds and mortgage-backed securities performed notably well. U.S. high-yield securities generated positive returns in January 2014 but lagged the rally across the investment-grade

Letter to shareholders (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	3

bond markets. This theme reversed in February 2014, as high-yield sectors rallied and investment-grade sectors performed well but not to the extent of the lowest-rated credit tiers.

One positive takeaway for bond investors that helped fuel the fixed-income (measured by the Barclays U.S. Aggregate Bond Index) rallies was former Fed Chairman Bernanke’s guidance at the end of 2013. He indicated that the tapering of the Fed’s bond-buying program would proceed at a slow pace and that a reduction in quantitative easing should not be equivocated with a tightening of monetary policy. The distinction was important—although the bond-buying program was declining in volume, it was, nonetheless, still continuing. Additionally, the federal funds target rate would remain unchanged for the foreseeable future, with the implications that it would not increase until the bond-buying program was fully disbanded. These were important statements for fixed-income investors that helped bolster U.S. fixed-income valuations in the opening months of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

2.	The Barclays U.S. High Yield Bond Index is an index consisting of all domestic and Yankee bonds, rated below investment grade, with a minimum outstanding amount of $100 million and maturing over one year. You cannot invest directly in an index.

3.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Advantage Short-Term Bond Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Short-Term Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jay N. Mueller, CFA

Christopher Y. Kauffman, CFA

Noah Wise, CFA

Average annual total returns1 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SSTVX)	8-31-1999	(0.94)	3.24	2.87	1.09	3.65	3.07	0.81	0.78
Class C (WFSHX)	3-31-2008	(0.67)	2.88	2.32	0.33	2.88	2.32	1.56	1.53
Institutional Class (SSHIX)	8-31-1999	–	–	–	1.41	3.96	3.43	0.48	0.48
Investor Class (SSTBX)	8-31-1987	–	–	–	1.07	3.62	3.06	0.84	0.79
Barclays 1-3 Year U.S. Government/Credit Bond Index[4]	–	–	–	–	0.81	2.07	2.86	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	7

Ten largest long-term holdings[5] (%) as of February 28, 2014
Nordea Eiendomskreditt, 1.88%, 4-7-2014	0.93%
Volvo Financial Equipment LLC Series 2014-1A Class A2, 0.54%, 11-15-2016	0.79%
CNH Equipment Trust Series 2013-C Class A2, 0.63%, 1-17-2017	0.77%
GNMA Series 2012-19 Class A, 1.83%, 3-16-2039	0.74%
Ford Credit Auto Owner Trust Series 2014-A Class A2, 0.48%, 11-15-2016	0.72%
FNMA, 3.25%, 4-1-2015	0.65%
Mercedes-Benz Auto Lease Trust Series 2013-B Class A2, 0.53%, 9-15-2015	0.64%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D, 0.28%, 11-1-2040	0.64%
Murray Street Investment Trust I, 4.65%, 3-9-2017	0.62%
Portland OR Taxable Pension, 0.08%, 6-1-2019	0.61%

Portfolio allocation[6] as of February 28, 2014

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to include the higher expenses applicable to Class C shares. Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.77% for Class A, 1.52% for Class C, 0.48% for Institutional Class, and 0.78% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays 1-3 Year U.S. Government/Credit Bond Index is the one- to three-year component of the Barclays Government/Credit Bond Index which includes securities in the Government and Credit Indices. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

5.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

8	Wells Fargo Advantage Short-Term Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2013 to February 28, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,011.54	$3.94	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$3.96	0.79%
Class C
Actual	$1,000.00	$1,007.79	$7.67	1.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$7.70	1.54%
Institutional Class
Actual	$1,000.00	$1,013.10	$2.40	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%
Investor Class
Actual	$1,000.00	$1,012.63	$3.99	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 16.04%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$2,405,586	$2,422,103
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	2,056,638	1,998,167
FHLMC ±	2.38	4-1-2032	68,742	72,753
FHLMC ±	2.53	7-1-2029	5,828	6,146
FHLMC ±	2.53	9-1-2031	7,404	7,556
FHLMC ±	2.95	5-1-2026	136,200	142,503
FHLMC	3.00	2-15-2024	1,753,033	1,813,939
FHLMC	3.50	6-15-2038	1,730,935	1,816,534
FHLMC	4.50	5-15-2018	320,085	337,785
FHLMC	4.50	7-15-2022	404,263	411,535
FHLMC	5.00	10-15-2032	757,102	789,138
FHLMC	6.00	10-1-2021	748,735	820,156
FHLMC	8.50	9-1-2017	117,018	123,857
FHLMC	9.00	8-1-2018	95,938	103,366
FHLMC	9.00	6-1-2019	113,517	122,624
FHLMC	9.00	10-1-2019	211,007	234,155
FHLMC	9.50	12-1-2022	181,875	200,105
FHLMC	10.50	1-1-2016	1,663	1,756
FHLMC	10.50	11-1-2017	939	1,033
FHLMC	10.50	8-1-2018	81,640	90,643
FHLMC	10.50	2-1-2019	1,175	1,330
FHLMC	10.50	4-1-2019	494	544
FHLMC	10.50	5-1-2019	561	634
FHLMC	10.50	6-1-2019	4,381	4,885
FHLMC	10.50	7-1-2019	1,159	1,316
FHLMC Series 2597 Series AE	5.50	4-15-2033	454,310	506,044
FHLMC Series 2631 Class LC	4.50	6-15-2018	717,032	755,784
FHLMC Series 2656 Class BG	5.00	10-15-2032	1,755,218	1,849,708
FHLMC Series 2958 Class QD	4.50	4-15-2020	2,343,604	2,477,783
FHLMC Series 3117 Class PL	5.00	8-15-2034	1,563,103	1,604,095
FHLMC Series 3656 Class BH	3.00	12-15-2019	3,079,695	3,129,047
FHLMC Series 3778 Class BM	3.50	8-15-2028	839,332	875,278
FHLMC Series 3794 Class LK	3.00	2-15-2024	3,167,097	3,285,733
FHLMC Series 3855 Class HL	3.50	2-15-2026	654,422	693,099
FHLMC Series 3920 Class AB	3.00	9-15-2025	1,519,328	1,591,661
FHLMC Series T-57 Class 2A1 ±	3.24	7-25-2043	28,489	29,763
FHLMC Series T-59 Class 2A1 ±	2.91	10-25-2043	1,196,438	1,234,242
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	2-25-2042	556,488	695,777
FNMA ±	2.31	11-1-2031	71,608	76,214
FNMA	2.73	10-1-2017	3,083,386	3,229,526
FNMA	2.93	12-1-2017	2,407,994	2,537,306
FNMA	3.25	4-1-2015	4,415,480	4,526,874
FNMA	3.33	10-1-2017	1,659,210	1,719,356
FNMA	3.34	4-1-2016	975,359	1,017,811
FNMA	3.34	9-1-2017	1,431,210	1,523,236
FNMA	3.50	10-1-2023	1,977,322	2,100,010
FNMA	3.50	11-1-2023	1,184,099	1,257,635
FNMA	3.69	6-1-2017	3,387,307	3,649,246
FNMA	3.74	5-1-2018	1,327,545	1,433,328
FNMA	3.85	10-1-2016	3,167,929	3,236,903

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	5-25-2019	$578,996	$610,230
FNMA	4.00	12-15-2024	908,898	959,763
FNMA	4.00	6-25-2026	1,728,034	1,856,775
FNMA	4.00	8-25-2037	1,812,115	1,882,468
FNMA	4.34	2-1-2017	475,888	490,213
FNMA	4.44	9-1-2015	1,718,645	1,822,674
FNMA	4.69	11-1-2015	1,781,801	1,863,472
FNMA	5.00	1-15-2022	2,545,761	2,719,398
FNMA	5.00	3-25-2034	812,503	831,380
FNMA	5.09	2-1-2016	875,711	926,077
FNMA	5.19	1-1-2018	2,365,155	2,540,770
FNMA	5.29	8-1-2015	2,700,053	2,837,782
FNMA	5.50	1-1-2016	344,486	365,333
FNMA	5.50	8-25-2034	1,242,736	1,341,424
FNMA	6.00	4-1-2021	1,292,197	1,377,969
FNMA	6.00	3-1-2033	1,057,214	1,196,228
FNMA	6.28	11-1-2018	754,708	787,771
FNMA	6.50	8-1-2031	514,666	582,518
FNMA	7.60	8-1-2018	205,675	225,320
FNMA	8.00	4-1-2017	156,369	166,231
FNMA	8.00	9-1-2019	110,272	117,428
FNMA	8.00	9-1-2023	12,164	13,132
FNMA	8.33	7-15-2020	39,743	44,488
FNMA	8.50	7-1-2018	73,522	78,382
FNMA	8.50	2-1-2023	78,604	84,276
FNMA	9.00	2-15-2020	1,495	1,730
FNMA	9.00	11-1-2024	132,380	150,449
FNMA	11.00	10-15-2020	62,049	64,627
FNMA	12.00	3-1-2017	6,570	6,638
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	882,428	1,103,301
FNMA Series 1989-29 Class Z	10.00	6-25-2019	127,813	146,256
FNMA Series 1989-63 Class Z	9.40	10-25-2019	66,694	73,063
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	77,276	94,836
FNMA Series 2003-15 Class CB	5.00	3-25-2018	1,478,793	1,565,224
FNMA Series 2003-41 Class PE	5.50	5-25-2023	1,908,411	2,087,202
FNMA Series 2004-90 Class XY	4.00	9-25-2034	1,233,596	1,301,389
FNMA Series 2006-48 Class TD	5.50	12-25-2034	992,309	1,017,581
FNMA Series 2006-9 Class BM	6.00	10-25-2033	490,509	492,908
FNMA Series 2008-53 Class CA	5.00	7-25-2023	1,549,791	1,660,573
FNMA Series 2011-133 Class A	3.50	6-25-2029	2,388,455	2,507,156
FNMA Series 2011-17 Class ED	3.50	7-25-2025	710,688	740,799
FNMA Series 2011-39 Class CA	3.00	5-25-2024	623,678	648,960
FNMA Series 2011-66 Class BE	3.00	3-25-2025	1,531,117	1,589,468
FNMA Series 2011-71 Class DJ	3.00	3-25-2025	3,037,839	3,134,937
FNMA Series G95-2 Class IO	10.00	5-25-2020	166,957	15,401
FNMA Whole Loan Series 2003-W06 Class PT4 ±	8.86	10-25-2042	121,557	141,421
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.29	6-25-2033	25,294	25,001
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.05	8-25-2042	1,419,973	1,481,920
FNMA Whole Loan Series 2004-W6 Class 1A4	5.50	7-25-2034	1,109,313	1,127,650
GNMA	4.00	8-16-2023	1,090,657	1,165,675

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.50%	4-20-2035	$871,615	$934,261
GNMA	8.00	12-15-2023	44,967	53,253
GNMA	9.00	11-15-2017	52,306	56,786
GNMA	9.00	11-15-2024	31,690	37,164
GNMA	10.00	2-20-2018	8,955	9,857
GNMA	12.50	4-15-2019	44,618	45,842
GNMA Series 2010-6 Class EA	4.00	9-16-2023	1,108,247	1,164,395
GNMA Series 2012-19 Class A	1.83	3-16-2039	5,201,063	5,201,885

Total Agency Securities (Cost $111,079,240)				112,129,132

Asset-Backed Securities: 8.28%
ASG Resecuritization Trust Series 2009-4 Class A60 144A	6.00	6-28-2037	676,915	707,272
CNH Equipment Trust Series 2013-C Class A2	0.63	1-17-2017	5,402,964	5,409,907
DBRR Trust Series 2012-EZ1 Class A 144A	0.95	9-25-2045	548,818	548,847
Ford Credit Auto Owner Trust Series 2012-D Class A2	0.40	9-15-2015	456,698	456,707
Ford Credit Auto Owner Trust Series 2013-A Class A2	0.38	11-15-2015	809,501	809,716
Ford Credit Auto Owner Trust Series 2014-A Class A2	0.48	11-15-2016	5,000,000	5,003,435
GE Equipment LLC Series 2013-2 Class A2	0.61	6-24-2016	3,250,000	3,252,418
GE Equipment Small Ticket LLC Series 2013-1A Class A2 144A	0.73	1-25-2016	1,700,000	1,702,491
GE Equipment Transportation LLC Series 2013-1 Class A2	0.50	11-24-2015	2,147,204	2,147,024
Home Equity Asset Trust Series 2003-6 Class M1 ±	1.66	2-25-2034	1,696,076	1,594,293
Honda Auto Receivables Owner Trust Series 2014-1 Class A2	0.41	9-21-2016	2,700,000	2,699,668
Hyundai Auto Lease Securitization Trust Series 2013-A Class A2 144A	0.51	9-15-2015	2,102,622	2,103,318
Hyundai Auto Lease Securitization Trust Series 2013-B Class A2 144A	0.75	3-15-2016	3,900,000	3,908,424
Hyundai Auto Receivables Trust Hart Series 2013-A Class A2	0.40	12-15-2015	1,208,274	1,208,779
Mercedes-Benz Auto Lease Trust Series 2013-B Class A2	0.53	9-15-2015	4,500,000	4,503,722
Mercedes-Benz Auto Receivables Trust Series 2012-1 Class A2	0.37	3-16-2015	299,346	299,362
Newcastle Investment Trust Series 2011-MH1 Class A 144A	2.45	12-10-2033	554,690	559,569
Nissan Auto Lease Trust Series 2013-A Class A2A	0.45	9-15-2015	3,236,140	3,237,166
Nissan Auto Receivables Owner Trust Series 2012-B Class A2	0.39	4-15-2015	338,981	338,993
Porsche Innovative Lease Owner Pilot Trust Series 2013-1 Class A2 144A	0.54	1-22-2016	3,000,000	3,002,814
Volkswagen Auto Lease Trust Series 2013-A Class A2A	0.63	12-21-2015	2,357,701	2,361,195
Volkswagen Auto Lease Trust Series 2014-A Class A2A	0.52	10-20-2016	4,100,000	4,110,754
Volvo Financial Equipment LLC Series 2013-1A Class A2 144A	0.53	11-16-2015	2,407,499	2,408,023
Volvo Financial Equipment LLC Series 2014-1A Class A2 144A%%	0.54	11-15-2016	5,500,000	5,499,985

Total Asset-Backed Securities (Cost $57,895,006)				57,873,882

Corporate Bonds and Notes: 41.01%

Consumer Discretionary: 5.57%

Automobiles: 0.89%
Ford Motor Company	6.50	8-1-2018	2,667,000	3,108,124
Hyundai Motor Company 144A	4.50	4-15-2015	3,006,000	3,121,893

				6,230,017

Leisure Products: 0.39%
Hasbro Incorporated	6.13	5-15-2014	2,725,000	2,754,174

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media: 3.36%
Cox Communications Incorporated	5.45%	12-15-2014	$1,543,000	$1,601,569
Cox Communications Incorporated	5.50	10-1-2015	2,000,000	2,143,576
Interpublic Group of Companies Incorporated	6.25	11-15-2014	2,860,000	2,956,525
McGraw-Hill Company Incorporated	5.90	11-15-2017	3,500,000	3,855,541
TCI Communications Incorporated	8.75	8-1-2015	2,290,000	2,550,078
Tcm Sub LLC 144A	3.55	1-15-2015	4,000,000	4,101,132
Thompson Reuters Corporation	6.50	7-15-2018	2,500,000	2,911,778
Viacom Incorporated	6.25	4-30-2016	3,000,000	3,335,841

				23,456,040

Multiline Retail: 0.93%
Dollar General Corporation	4.13	7-15-2017	3,000,000	3,229,926
Macy’s Retail Holding Incorporated	7.88	7-15-2015	3,000,000	3,278,454

				6,508,380

Consumer Staples: 1.63%

Beverages: 0.16%
Constellation Brands Incorporated	7.25	9-1-2016	1,000,000	1,132,500

Food & Staples Retailing: 0.99%
Safeway Incorporated	5.63	8-15-2014	3,000,000	3,055,911
Tyson Foods Incorporated	6.60	4-1-2016	3,495,000	3,883,805

				6,939,716

Household Products: 0.48%
Newell Rubbermaid Incorporated	2.00	6-15-2015	3,290,000	3,336,646

Energy: 3.65%

Oil, Gas & Consumable Fuels: 3.65%
Boardwalk Pipelines LP	5.88	11-15-2016	1,000,000	1,093,635
Buckeye Partners LP	2.65	11-15-2018	3,000,000	3,007,746
Continental Resources Company	8.25	10-1-2019	3,075,000	3,328,688
Energy Transfer Partners LP	5.95	2-1-2015	3,205,000	3,351,174
Marathon Petroleum Corporation	3.50	3-1-2016	3,000,000	3,150,288
Nabors Industries Incorporated 144A	2.35	9-15-2016	3,000,000	3,071,946
Pioneer Natural Resources Company	5.88	7-15-2016	2,940,000	3,251,614
Weatherford Bermuda Company	5.50	2-15-2016	2,000,000	2,154,678
Williams Partners LP	3.80	2-15-2015	3,000,000	3,086,979

				25,496,748

Financials: 14.43%

Banks: 1.65%
Australia and New Zealand Banking Group Limited 144A	2.40	11-23-2016	3,000,000	3,113,316
Bank of America Corporation	6.50	8-1-2016	3,000,000	3,378,822
Bank One Corporation	4.90	4-30-2015	1,500,000	1,571,459
ING Bank NV ±	0.91	5-23-2016	2,500,000	2,468,750
US Bank NA ±	3.78	4-29-2020	1,006,000	1,040,315

				11,572,662

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets: 1.11%
Janus Capital Group Incorporated	6.70%	6-15-2017	$2,500,000	$2,849,883
Lazard Group LLC	6.85	6-15-2017	3,000,000	3,428,883
Merrill Lynch & Company	5.30	9-30-2015	1,400,000	1,492,336

				7,771,102

Consumer Finance: 3.96%
Capital One Bank Company	1.20	2-13-2017	3,000,000	3,002,085
Discover Financial Services Company	6.45	6-12-2017	3,000,000	3,400,392
Ford Motor Credit Company	5.63	9-15-2015	1,000,000	1,070,401
Gatx Financial Corporation	5.70	4-15-2015	2,635,000	2,776,571
General Motors Financial Company Incorporated	2.75	5-15-2016	3,665,000	3,736,468
Harley-Davidson Funding Corporation 144A	5.75	12-15-2014	3,000,000	3,117,240
Murray Street Investment Trust I	4.65	3-9-2017	4,000,000	4,335,284
Nissan Motor Acceptance Corporation ±144A%%	1.00	3-3-2017	3,000,000	2,995,500
SLM Corporation	3.88	9-10-2015	1,500,000	1,551,266
SLM Corporation	6.25	1-25-2016	1,535,000	1,657,800

				27,643,007

Diversified Financial Services: 3.36%
Citigroup Incorporated	1.30	4-1-2016	2,300,000	2,313,108
HSBC Finance Corporation	5.25	4-15-2015	3,000,000	3,150,750
JPMorgan Chase & Company	1.35	2-15-2017	2,000,000	2,008,316
Morgan Stanley	4.75	4-1-2014	3,000,000	3,009,294
Raymond James Financial Incorporated	4.25	4-15-2016	2,000,000	2,129,304
Santander Holdings USA	4.63	4-19-2016	2,000,000	2,143,980
Toll Road Investors Partnership II 144A¤	0.00	2-15-2016	2,500,000	2,312,205
UBS AG Stamford Connecticut	5.88	7-15-2016	3,000,000	3,332,829
Woodside Finance Limited 144A	4.50	11-10-2014	3,000,000	3,077,154

				23,476,940

Insurance: 2.21%
Genworth Financial Incorporated	8.63	12-15-2016	2,000,000	2,365,064
MetLife Insurance Company 144A	7.70	11-1-2015	3,000,000	3,302,862
Prudential Insurance Company 144A	8.10	7-15-2015	3,910,000	4,205,099
Symetra Financial Corporation 144A	6.13	4-1-2016	2,150,000	2,297,327
Unum Group 144A	6.85	11-15-2015	2,997,000	3,264,117

				15,434,469

REITs: 2.14%
American Tower Corporation	4.50	1-15-2018	2,700,000	2,936,966
ARC Properties Operating Partnership LP 144A	2.00	2-6-2017	3,245,000	3,247,197
Digital Realty Trust LP	4.50	7-15-2015	3,000,000	3,115,698
Health Care REIT Incorporated	3.63	3-15-2016	2,380,000	2,505,033
Regency Centers LP	5.25	8-1-2015	3,000,000	3,172,218

				14,977,112

Health Care: 1.30%

Biotechnology: 0.52%
Biogen Idec Incorporated	6.88	3-1-2018	3,045,000	3,611,397

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Equipment & Supplies: 0.31%
Boston Scientific Corporation	6.25%	11-15-2015	$2,000,000	$2,177,320

Life Sciences Tools & Services: 0.47%
Life Technologies Corporation	4.40	3-1-2015	3,170,000	3,284,380

Industrials: 4.52%

Aerospace & Defense: 0.92%
BAE Systems Holdings Incorporated 144A	4.95	6-1-2014	3,000,000	3,031,065
L-3 Communications Corporation	3.95	11-15-2016	3,175,000	3,379,499

				6,410,564

Airlines: 0.43%
Delta Air Lines Incorporated	4.75	11-7-2021	2,789,789	2,999,023

Building Products: 0.41%
Owens Corning Incorporated	6.50	12-1-2016	2,575,000	2,863,907

Commercial Services & Supplies: 1.39%
Boardwalk Pipelines LLC	5.20	6-1-2018	2,179,000	2,311,287
Brambles USA Incorporated 144A	3.95	4-1-2015	2,000,000	2,062,728
Equifax Incorporated	4.45	12-1-2014	2,000,000	2,055,138
Penske Truck Leasing Company LP 144A	2.50	7-11-2014	1,500,000	1,509,936
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	1,740,000	1,788,556

				9,727,645

Machinery: 0.42%
CNH Capital LLC	3.25	2-1-2017	1,760,000	1,786,400
CNH Capital LLC	3.88	11-1-2015	1,145,000	1,177,919

				2,964,319

Road & Rail: 0.95%
JB Hunt Transportation Services Company	3.38	9-15-2015	3,700,000	3,827,099
Ryder System Incoporated	3.60	3-1-2016	2,675,000	2,807,217

				6,634,316

Information Technology: 3.43%

Electronic Equipment, Instruments & Components: 0.64%
Agilent Technologies Incorporated	5.50	9-14-2015	1,300,000	1,393,428
Arrow Electronics Incorporated	3.38	11-1-2015	3,000,000	3,104,037

				4,497,465

IT Services: 0.40%
Western Union Company	2.38	12-10-2015	2,700,000	2,770,419

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Software: 1.53%
Autodesk Incorporated	1.95%	12-15-2017	$3,000,000	$3,024,468
CA Incorporated	6.13	12-1-2014	3,000,000	3,121,953
Fidelity National Information Services Incorporated	2.00	4-15-2018	2,000,000	1,969,610
Symantec Corporation	2.75	9-15-2015	1,000,000	1,029,685
Symantec Corporation	2.75	6-15-2017	1,500,000	1,555,128

				10,700,844

Technology Hardware, Storage & Peripherals: 0.86%
Hewlett-Packard Company	2.75	1-14-2019	3,000,000	3,043,692
Xerox Corporation	8.25	5-15-2014	2,940,000	2,981,866

				6,025,558

Materials: 0.77%

Chemicals: 0.19%
CF Industries Incorporated	6.88	5-1-2018	1,165,000	1,357,922

Metals & Mining: 0.58%
Arcelormittal Company	3.75	2-25-2015	1,000,000	1,023,750
Glencore Funding LLC 144A	1.70	5-27-2016	3,000,000	3,019,569

				4,043,319

Telecommunication Services: 1.65%

Diversified Telecommunication Services: 1.65%
Crown Castle Towers LLC 144A	3.21	8-15-2035	2,650,000	2,701,431
Qwest Corporation	7.50	10-1-2014	3,520,000	3,648,110
SBA Tower Trust 144A	4.25	4-15-2040	3,000,000	3,033,741
Verizon Communications Incorporated	3.65	9-14-2018	2,000,000	2,131,360

				11,514,642

Utilities: 4.06%

Electric Utilities: 4.06%
Ameren Corporation	8.88	5-15-2014	3,738,000	3,797,662
Dayton Power & Light Company 144A	1.88	9-15-2016	4,000,000	4,071,916
FPL Group Capital Incorporated	2.60	9-1-2015	3,000,000	3,082,413
Interstate Power & Light Company	3.30	6-15-2015	3,750,000	3,859,136
ITC Holdings Corporation 144A	5.88	9-30-2016	3,000,000	3,311,052
Monongahela Power Company 144A	5.70	3-15-2017	3,000,000	3,263,937
Niagara Mohawk Power Corporation 144A	3.55	10-1-2014	3,667,000	3,731,987
Progress Energy Incorporated	5.63	1-15-2016	3,000,000	3,260,922

				28,379,025

Total Corporate Bonds and Notes (Cost $283,993,172)				286,691,578

Municipal Obligations: 6.27%

California: 1.90%
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue) ø144A	0.55	8-1-2023	3,000,000	3,000,000
California PCFA Waste Management Services Incorporated Series A1 (Resource Recovery Revenue) ±	1.88	4-1-2025	2,000,000	2,021,340

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Public Works Board Lease Series E (Miscellaneous Revenue)	3.68%	12-1-2015	$2,960,000	$3,068,810
Irvine Ranch CA Water District (Water & Sewer Revenue)	2.39	3-15-2014	2,305,000	2,306,867
San Bernardino County CA Financing Authority (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2017	3,500,000	2,911,300

				13,308,317

Florida: 0.17%
Miami-Dade County FL IDA Waste Management Incorporated Florida Project (Resource Recovery Revenue) ±	2.63	8-1-2023	1,200,000	1,208,172

Georgia: 0.45%
Georgia Municipal Gas Authority Taxable Gas Portfolio III Series F (Utilities Revenue)	4.77	8-1-2015	3,000,000	3,172,080

Illinois: 0.79%
Chicago IL (Tax Revenue)	6.30	12-1-2021	2,000,000	2,242,320
Illinois (GO)	5.16	2-1-2018	2,545,000	2,754,479
Illinois (GO)	5.20	3-1-2018	500,000	542,380

				5,539,179

Michigan: 0.27%
Michigan Strategic Fund Limited Obligation Revenue (Resource Recovery Revenue) ±	4.25	8-1-2031	1,885,000	1,888,450

Ohio: 0.43%
Columbus Franklin County OH Finance Authority Research & Development (Industrial Development Revenue)	3.45	2-15-2015	2,885,000	2,965,463

Oregon: 0.61%
Portland OR Taxable Pension (GO) ±(m)(n)	0.08	6-1-2019	4,525,000	4,253,500

Pennsylvania: 0.29%
Bucks County PA IDA (Resource Recovery Revenue) ±	1.38	12-1-2022	2,000,000	2,005,980

South Carolina: 0.43%
South Carolina Public Service Authority Series D (GO) ±	1.03	6-1-2015	3,000,000	3,013,320

Texas: 0.64%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) ø	0.28	11-1-2040	4,500,000	4,500,000

Wisconsin: 0.29%
Menomonee Falls WI (GO)	4.25	11-1-2014	2,000,000	2,007,340

Total Municipal Obligations (Cost $43,718,595)				43,861,801

Non-Agency Mortgage Backed Securities: 8.65%
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.63	10-20-2032	23,040	23,428
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 9 Class A4A	4.87	9-11-2042	3,302,000	3,453,615
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	2,055,000	2,120,394

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67%	6-11-2041	$2,719,934	$2,822,258
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T18 Class A4 ±	4.93	2-13-2042	2,431,979	2,508,802
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T20 Class A4A ±	5.14	10-12-2042	1,100,000	1,162,906
Citigroup Commercial Mortgage Trust Series 2004-C1 Class A4 ±	5.35	4-15-2040	1,483,328	1,489,269
Citigroup/Deutsche Bank Commercial Mortgage Trust Pass-Through Certificate Series 2005-CD1 Class A4 ±	5.22	7-15-2044	2,500,000	2,639,145
Commercial Mortgage Trust Pass-Through Certificate Series 2005-C6 Class A5A ±	5.12	6-10-2044	2,790,614	2,927,463
Commercial Mortgage Trust Series 2010-C1 Class A1 144A	3.16	7-10-2046	2,720,628	2,794,871
Commercial Mortgage Trust Series 2012-CR2 Class A1	0.82	8-15-2045	1,802,193	1,799,409
Commercial Mortgage Trust Series 2013-FL3 Class B ±144A	2.15	10-13-2028	3,000,000	3,004,791
ContiMortgage Home Equity Trust Series 1996-2 ±(c)(i)	0.00	7-15-2027	1,049,571	5,573
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.93	6-19-2031	334,308	335,925
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.27	9-25-2034	87,475	75,427
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C1 Class AAB ±	5.49	2-15-2039	1,144,664	1,166,266
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	1,000,000	1,089,015
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	9-20-2019	118,455	128,609
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.28	9-25-2033	633,477	607,431
Fedex Express Corporation 1998 Pass Through Certificates Series 981C Class C	7.02	1-15-2016	1,173,444	1,232,116
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 (s)(i)	8.02	2-25-2027	46,429	46,439
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	3-10-2039	3,000,000	3,307,095
GSMPS Mortgage Loan Trust Series 1998-1 Class A ±144A	8.00	9-19-2027	382,760	390,730
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 ±144A	0.56	4-25-2036	1,302,504	1,089,480
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB16 Class A4	5.55	5-12-2045	973,042	1,055,734
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB18 Class A4	5.44	6-12-2047	2,810,000	3,095,145
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C6 Class A6 ±	5.02	8-15-2029	199,162	200,878
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A4	4.74	2-15-2030	2,506,386	2,572,016
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C5 Class 4	4.95	9-15-2030	2,457,320	2,564,464
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.50	10-25-2032	9,818	9,877
Merrill Lynch Mortgage Trust Series 2004-KEY 2 Class A4 ±	4.86	8-12-2039	1,142,195	1,153,754
Morgan Stanley Capital I Series 2005-IQ10 Class A4A ±	5.23	9-15-2042	3,021,993	3,167,562
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	2,549,043	2,660,696
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12-12-2049	2,705,000	3,035,253
Morgan Stanley Dean Witter Capital I Series 2005-IQ9 Class A5	4.70	7-15-2056	919,389	936,906
NCUA Guaranteed Notes Series 2010-C1 Class APT	2.65	10-29-2020	2,428,717	2,505,221
Nomura Asset Acceptance Corporation Series 2005-AR1 Class 1A1 ±	2.62	2-25-2035	1,134,894	1,144,166
Salomon Brothers Mortgage Securities VI Series 1987-3 Class A ¤	0.00	10-23-2017	55	55
Structured Mortgage Asset Residential Trust Series 1992-5B Class BO ¤(i)	0.00	6-25-2023	8,054	7,592
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.12	12-25-2034	16,249	15,522
Wilshire Funding Corporation Series 1996-3 Class M2 ±	5.76	8-25-2032	96,936	95,088
Wilshire Funding Corporation Series 1996-3 Class M3 ±	5.76	8-25-2032	98,532	94,684
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	36,408	33,405

Total Non-Agency Mortgage Backed Securities (Cost $61,024,574)				60,568,475

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Dividend yield		Shares	Value

Preferred Stocks: 0.23%

Financials: 0.23%

Banks: 0.23%
Huntington Bancshares ±(a)(i)	3.69%		80,000	$1,610,000

Total Preferred Stocks (Cost $1,958,484)				1,610,000

	Interest rate	Maturity date	Principal

Yankee Corporate Bonds and Notes: 13.69%

Consumer Discretionary: 0.72%

Auto Components: 0.29%
Autoliv Incorporated	3.85	4-30-2014	$2,000,000	2,004,072

Diversified Consumer Services: 0.43%
Anglo American Capital Company 144A	9.38	4-8-2014	3,000,000	3,023,271

Consumer Staples: 0.89%

Food & Staples Retailing: 0.45%
Tesco plc 144A	2.70	1-5-2017	3,000,000	3,105,747

Food Products: 0.44%
Tate & Lyle International Finance plc 144A	5.00	11-15-2014	3,000,000	3,083,070

Energy: 1.47%

Oil, Gas & Consumable Fuels: 1.47%
Korea National Oil Corporation 144A	2.75	1-23-2019	3,000,000	3,038,376
Petrobras International Finance Company	2.88	2-6-2015	3,000,000	3,037,500
Petroleos Mexicanos Company 144A	3.13	1-23-2019	1,000,000	1,022,000
Petroleos Mexicanos Company	4.88	3-15-2015	3,070,000	3,188,963

				10,286,839

Financials: 7.21%

Banks: 4.82%
Bank of Montreal 144A	1.30	10-31-2014	2,500,000	2,517,508
Bank of Nova Scotia 144A	1.65	10-29-2015	3,430,000	3,497,804
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	2,850,000	2,858,550
Canadian Imperial Bank 144A	0.90	9-19-2014	4,100,000	4,115,109
Canadian Imperial Bank 144A	2.75	1-27-2016	3,000,000	3,125,007
Corporacion Andina De Fomento	3.75	1-15-2016	3,385,000	3,536,885
Lloyds TSB Bank plc	4.88	1-21-2016	2,000,000	2,154,652
Nordea Eiendomskreditt 144A	1.88	4-7-2014	6,500,000	6,509,490
Swedbank Hypotek 144A	2.13	8-31-2016	3,000,000	3,094,929
Westpac Banking Corporation 144A	5.30	10-15-2015	2,150,000	2,286,598

				33,696,532

Capital Markets: 0.43%
Nomura Holdings Incorporated	2.00	9-13-2016	3,000,000	3,040,620

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services: 0.52%
WPP Finance	8.00%	9-15-2014	$3,485,000	$3,619,465

Insurance: 0.85%
Endurance Specialty Holdings Limited	6.15	10-15-2015	2,850,000	3,059,880
QBE Insurance Group Limited 144A	2.40	5-1-2018	2,985,000	2,916,205

				5,976,085

Real Estate Management & Development: 0.59%
Deutsche Annington Finance BV 144A	3.20	10-2-2017	4,000,000	4,102,760

Health Care: 0.46%

Pharmaceuticals: 0.46%
Warner Chilcott Company	7.75	9-15-2018	3,000,000	3,210,000

Information Technology: 0.64%

Electronic Equipment, Instruments & Components: 0.22%
Seagate HDD Cayman Company 144A	3.75	11-15-2018	1,500,000	1,548,750

Semiconductors & Semiconductor Equipment: 0.42%
TSMC Global Limited 144A	1.63	4-3-2018	3,035,000	2,928,050

Materials: 0.19%

Construction Materials: 0.19%
Lafarge SA 144A	6.20	7-9-2015	1,255,000	1,327,163

Telecommunication Services: 1.10%

Diversified Telecommunication Services: 0.81%
Orange SA	2.75	2-6-2019	3,000,000	3,040,047
Telefonos de Mexico SA	5.50	1-27-2015	2,510,000	2,597,850

				5,637,897

Wireless Telecommunication Services: 0.29%
Telefonica Moviles Chile SA 144A	2.88	11-9-2015	2,000,000	2,037,972

Utilities: 1.01%

Independent Power & Renewable Electricity Producers: 0.56%
TransAlta Corporation	4.75	1-15-2015	3,820,000	3,946,068

Multi-Utilities: 0.45%
Korea Western Power Company 144A	3.13	5-10-2017	3,000,000	3,123,111

Total Yankee Corporate Bonds and Notes (Cost $94,805,217)				95,697,472

	Yield		Shares
Short-Term Investments: 6.24%

Investment Companies: 6.20%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07		43,314,863	43,314,863

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Short-Term Bond Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Yield	Maturity date	Principal	Value

U.S. Treasury Securities: 0.04%
U.S. Treasury Bill #(z)	0.06%	3-20-2014	$300,000	$299,996

Total Short-Term Investments (Cost $43,614,854)				43,614,859

Total investments in securities
(Cost $698,089,142) *	100.41%	702,047,199
Other assets and liabilities, net	(0.41)	(2,880,874)

Total net assets	100.00%	$699,166,325

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

%%	Security issued on a when-issued basis.

¤	Security issued in zero coupon form with no periodic interest payments.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(i)	Illiquid security

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

(l)	Investment in an affiliate

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents the current yield to maturity.

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued.

*	Cost for federal income tax purposes is $698,094,953 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,313,525
Gross unrealized depreciation	(2,361,279)

Net unrealized appreciation	$3,952,246

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2014 (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	21

Assets
Investments
In unaffiliated securities, at value (see cost below)	$658,732,336
In affiliated securities, at value (see cost below)	43,314,863

Total investments, at value (see cost below)	702,047,199
Principal paydown receivable	28,596
Receivable for Fund shares sold	1,274,508
Receivable for dividend and interest	5,407,192
Receivable for daily variation margin on open futures contracts	38,438
Prepaid expenses and other assets	41,167

Total assets	708,837,100

Liabilities
Dividends payable	152,103
Payable for investments purchased	8,499,919
Payable for Fund shares redeemed	595,615
Payable for daily variation margin on open futures contracts	23,671
Advisory fee payable	156,308
Distribution fees payable	9,520
Due to other related parties	101,691
Accrued expenses and other liabilities	131,948

Total liabilities	9,670,775

Total net assets	$699,166,325

NET ASSETS CONSIST OF
Paid-in capital	$694,721,655
Undistributed net investment income	145,691
Accumulated net realized gains on investments	392,074
Net unrealized gains on investments	3,906,905

Total net assets	$699,166,325

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$78,398,482
Shares outstanding – Class A	8,888,825
Net asset value per share – Class A	$8.82
Maximum offering price per share – Class A2	$9.00
Net assets – Class C	$15,934,142
Shares outstanding – Class C	1,808,640
Net asset value per share – Class C	$8.81
Net assets – Institutional Class	$356,362,569
Shares outstanding – Institutional Class	40,384,583
Net asset value per share – Institutional Class	$8.82
Net assets – Investor Class	$248,471,132
Shares outstanding – Investor Class	28,184,332
Net asset value per share – Investor Class	$8.82

Investments in unaffiliated securities, at cost	$654,774,279

Investments in affiliated securities, at cost	$43,314,863

Total investments, at cost	$698,089,142

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Short-Term Bond Fund	Statement of operations—six months ended February 28, 2014 (unaudited)

Investment income
Interest**	$5,896,663
Dividends	29,558
Income from affiliated securities	11,666
Securities lending income, net	1,479

Total investment income	5,939,366

Expenses
Advisory fee	1,022,835
Administration fees
Fund level	155,203
Class A	57,440
Class C	12,802
Institutional Class	115,449
Investor Class	232,167
Shareholder servicing fees
Class A	89,750
Class C	20,004
Investor Class	305,231
Distribution fees
Class C	60,012
Custody and accounting fees	21,373
Professional fees	26,898
Registration fees	41,219
Shareholder report expenses	30,603
Trustees’ fees and expenses	6,058
Other fees and expenses	10,931

Total expenses	2,207,975
Less: Fee waivers and/or expense reimbursements	(135,272)

Net expenses	2,072,703

Net investment income	3,866,663

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,123,917
Futures transactions	(427,900)

Net realized gains on investments	696,017

Net change in unrealized gains (losses) on:
Unaffiliated securities	3,200,826
Futures transactions	36,650

Net change in unrealized gains (losses) on investments	3,237,476

Net realized and unrealized gains (losses) on investments	3,933,493

Net increase in net assets resulting from operations	$7,800,156

** Net of foreign interest withholding taxes in the amount of	$168

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Short-Term Bond Fund	23

	Six months ended February 28, 2014 (unaudited)		Year ended August 31, 2013

Operations
Net investment income		$3,866,663		$7,271,403
Net realized gains on investments		696,017		3,042,972
Net change in unrealized gains (losses) on investments		3,237,476		(5,844,682)

Net increase in net assets resulting from operations		7,800,156		4,469,693

Distributions to shareholders from
Net investment income
Class A		(417,700)		(765,025)
Class C		(33,546)		(77,500)
Institutional Class		(2,119,999)		(3,571,064)
Investor Class		(1,408,490)		(2,857,617)

Total distributions to shareholders		(3,979,735)		(7,271,206)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,871,354	25,246,036	4,511,065	39,715,808
Class C	366,171	3,217,089	802,264	7,057,514
Institutional Class	15,550,877	136,861,317	21,596,913	190,360,131
Investor Class	3,484,644	30,634,865	6,399,086	56,331,030

		195,959,307		293,464,483

Reinvestment of distributions
Class A	40,702	358,188	75,025	660,884
Class C	3,134	27,537	7,821	68,854
Institutional Class	138,680	1,220,734	216,233	1,904,254
Investor Class	149,164	1,311,994	296,167	2,607,124

		2,918,453		5,241,116

Payment for shares redeemed
Class A	(1,530,887)	(13,468,784)	(4,941,438)	(43,537,034)
Class C	(466,251)	(4,095,183)	(1,007,483)	(8,862,824)
Institutional Class	(5,990,350)	(52,603,330)	(23,189,763)	(204,359,095)
Investor Class	(3,767,626)	(33,105,884)	(6,579,452)	(57,918,194)

		(103,273,181)		(314,677,147)

Net increase (decrease) in net assets resulting from capital share transactions		95,604,579		(15,971,548)

Total increase (decrease) in net assets		99,425,000		(18,773,061)

Net assets
Beginning of period		599,741,325		618,514,386

End of period		$699,166,325		$599,741,325

Undistributed net investment income		$145,691		$258,763

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Short-Term Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 28				Year ended May 31
CLASS A		2013	2012	2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$8.77	$8.81	$8.76	$8.73	$8.66	$8.23	$8.38
Net investment income	0.05	0.10	0.14	0.16	0.05	0.23	0.32
Net realized and unrealized gains (losses) on investments	0.05	(0.04)	0.05	0.04	0.07	0.46	(0.15)

Total from investment operations	0.10	0.06	0.19	0.20	0.12	0.69	0.17
Distributions to shareholders from
Net investment income	(0.05)	(0.10)	(0.14)	(0.17)	(0.05)	(0.26)	(0.32)
Net asset value, end of period	$8.82	$8.77	$8.81	$8.76	$8.73	$8.66	$8.23
Total return[3]	1.15%	0.72%	2.22%	2.33%	1.37%	8.43%	2.14%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.87%	0.90%	0.89%	0.89%	0.93%	0.95%
Net expenses	0.79%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.13%	1.17%	1.63%	1.84%	2.05%	2.64%	3.86%
Supplemental data
Portfolio turnover rate	36%	75%	44%	51%	11%	45%	50%
Net assets, end of period (000s omitted)	$78,398	$65,812	$69,247	$56,555	$47,121	$41,369	$16,456

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term Bond Fund	25

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 28				Year ended May 31
CLASS C		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$8.76	$8.80	$8.75	$8.73	$8.65	$8.22	$8.37
Net investment income	0.02	0.04	0.08	0.10	0.03	0.16	0.26
Net realized and unrealized gains (losses) on investments	0.05	(0.04)	0.05	0.03	0.08	0.46	(0.15)

Total from investment operations	0.07	0.00	0.13	0.13	0.11	0.62	0.11
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.08)	(0.11)	(0.03)	(0.19)	(0.26)
Net asset value, end of period	$8.81	$8.76	$8.80	$8.75	$8.73	$8.65	$8.22
Total return[2]	0.78%	(0.03)%	1.46%	1.45%	1.29%	7.61%	1.35%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.62%	1.65%	1.65%	1.65%	1.68%	1.67%
Net expenses	1.54%	1.55%	1.55%	1.55%	1.55%	1.55%	1.53%
Net investment income	0.37%	0.42%	0.89%	1.10%	1.28%	1.70%	2.72%
Supplemental data
Portfolio turnover rate	36%	75%	44%	51%	11%	45%	50%
Net assets, end of period (000s omitted)	$15,934	$16,686	$18,501	$19,510	$14,299	$11,050	$1,199

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.
2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Short-Term Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended February 28				Year ended May 31
INSTITUTIONAL CLASS		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$8.77	$8.81	$8.77	$8.74	$8.66	$8.24	$8.39
Net investment income	0.06	0.13	0.17	0.19	0.06	0.25	0.35
Net realized and unrealized gains (losses) on investments	0.05	(0.04)	0.04	0.04	0.08	0.45	(0.15)

Total from investment operations	0.11	0.09	0.21	0.23	0.14	0.70	0.20
Distributions to shareholders from
Net investment income	(0.06)	(0.13)	(0.17)	(0.20)	(0.06)	(0.28)	(0.35)
Net asset value, end of period	$8.82	$8.77	$8.81	$8.77	$8.74	$8.66	$8.24
Total return[2]	1.31%	1.04%	2.43%	2.66%	1.57%	8.65%	2.47%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.53%	0.57%	0.56%	0.56%	0.58%	0.59%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.44%	1.47%	1.95%	2.17%	2.38%	2.84%	4.22%
Supplemental data
Portfolio turnover rate	36%	75%	44%	51%	11%	45%	50%
Net assets, end of period (000s omitted)	$356,363	$269,123	$282,512	$327,124	$292,080	$285,559	$77,900

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term Bond Fund	27

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
INVESTOR CLASS		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$8.76	$8.80	$8.76	$8.73	$8.66	$8.23	$8.38
Net investment income	0.05	0.10	0.14	0.16	0.05	0.23	0.32
Net realized and unrealized gains (losses) on investments	0.06	(0.04)	0.04	0.04	0.07	0.45	(0.15)

Total from investment operations	0.11	0.06	0.18	0.20	0.12	0.68	0.17
Distributions to shareholders from
Net investment income	(0.05)	(0.10)	(0.14)	(0.17)	(0.05)	(0.25)	(0.32)
Net asset value, end of period	$8.82	$8.76	$8.80	$8.76	$8.73	$8.66	$8.23
Total return[2]	1.26%	0.70%	2.08%	2.30%	1.36%	8.38%	2.09%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.90%	0.93%	0.92%	0.94%	0.99%	0.99%
Net expenses	0.80%	0.82%	0.83%	0.83%	0.84%	0.85%	0.85%
Net investment income	1.11%	1.15%	1.61%	1.82%	2.02%	2.73%	3.87%
Supplemental data
Portfolio turnover rate	36%	75%	44%	51%	11%	45%	50%
Net assets, end of period (000s omitted)	$248,471	$248,120	$248,254	$248,514	$266,746	$267,625	$250,572

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Short-Term Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Short-Term Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	29

business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

30	Wells Fargo Advantage Short-Term Bond Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2013, the Fund had capital loss carryforwards which consisted of $385,934 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$112,129,132	$0	$112,129,132
Asset-backed securities	0	57,873,882	0	57,873,882
Corporate bonds and notes	0	286,691,578	0	286,691,578
Municipal obligations	0	39,608,301	4,253,500	43,861,801
Non-agency mortgage backed securities	0	60,568,475	0	60,568,475
Equity securities
Preferred stocks	0	0	1,610,000	1,610,000
Yankee corporate bonds and notes	0	95,697,472	0	95,697,472
Short-term investments
Investment companies	43,314,863	0	0	43,314,863
U.S. Treasury securities	299,996	0	0	299,996
	$43,614,859	$652,568,840	$5,863,500	$702,047,199

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	31

As of February 28, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)		Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts	$(51,152	)*	$0	$0	$(51,152)

*	Amount represents the net unrealized losses.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.225% as the average daily net assets of the Fund increase. Prior to January 1, 2014, Funds Management was entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increased. For the six months ended February 28, 2014, the advisory fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.77% for Class A shares, 1.52% for Class C shares, 0.48% for Institutional Class shares, and 0.78% for Investor Class shares. Prior to January 1, 2014, the Fund’s expenses were capped at 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, and 0.81% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended February 28, 2014, Wells Fargo Funds Distributor, LLC received $497 from the sale of Class A shares and $107 and $100 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

32	Wells Fargo Advantage Short-Term Bond Fund	Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2014 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$50,572,710	$283,307,917	$10,577,284	$208,244,402

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2014, the Fund entered into futures contracts for to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2014, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2014	Unrealized gains (losses)
6-30-2014	JPMorgan	842 Long	2-Year U.S. Treasury Notes	$185,134,750	$22,479
6-30-2014	JPMorgan	328 Short	5-Year U.S. Treasury Notes	39,313,875	(73,631)

The Fund had an average notional amount of $152,059,955 and $44,534,800 in long and short futures contracts, respectively, during the six months ended February 28, 2014.

On February 28, 2014, the cumulative unrealized loss on futures contracts in the amount of $51,152 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable and payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount
Futures – variation margin	JPMorgan	$38,438	$(23,671)	$0	$14,767

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount
Futures – variation margin	JPMorgan	$23,671	$(23,671)	$0	$0

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	33

7. CAPITAL SHARES

As a result of the transfer of assets from Funds Management, former program manager of the 529 college savings plans for the State of Wisconsin, to a new program manager, the Fund redeemed assets from its Institutional Class on October 26, 2012 with a value of $96,706,612, representing 16.1% of the Fund. This amount is reflected in the Statement of Changes in Net Assets for the year ended August 31, 2013.

8. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2014, the Fund paid $373 in commitment fees.

For the six months ended February 28, 2014, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

34	Wells Fargo Advantage Short-Term Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Short-Term Bond Fund	35

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy

Forum at the University of Minnesota since 1995. Member of the Board of

Trustees of NorthStar Education Finance, Inc., a non-profit organization,

since 2007.

Asset Allocation Trust

36	Wells Fargo Advantage Short-Term Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Short-Term Bond Fund	37

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

223535 04-14 SA221/SAR221 02-14

Wells Fargo Advantage

Short-Term High Yield Bond Fund

Semi-Annual Report

February 28, 2014

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Short-Term High Yield Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines.

Reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Short-Term High Yield Bond Fund for the six-month period that ended February 28, 2014. Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines. However, on the whole, investment-grade (measured by the Barclays U.S. Aggregate Bond Index1) and high-yield markets (measured by the Barclays U.S. High Yield Bond Index2) generated positive returns during the period, notably benefiting from the strong price improvement and declining U.S. Treasury yields that occurred in September and October of 2013 as well as the opening months of 2014. Although the returns of the U.S. high-yield market have often been positively correlated with U.S. equity returns (measured by the S&P 500 Index3) over the long-run, over the period, high-yield (measured by the Barclays U.S. High Yield Bond Index) generally performed well even when equities did not. The lower-rated corporate bond credit tiers outperformed the respectively higher-rated investment-grade credit tiers during the period.

A decline in bond prices was halted by the Fed’s postponement of tapering its bond-buying program.

Before the six-month period began, equity markets rallied, most notably in May and June of 2013. This led to a sharp increase in U.S. Treasury yields and declining valuations for much of the fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). However, in July and August 2013, that equity exuberance quieted a bit, and fixed-income markets stabilized. Returns across the fixed-income markets were largely negative in investment-grade and high-yield markets but modest in comparison with the declines in May and June of 2013.

But, by September and October of 2013, investment-grade and high-yield bond markets began generating positive returns yet again, as the Federal Reserve (Fed) backtracked on its intentions to taper its quantitative easing program, postponing it until 2014, at the earliest. This created a temporary rally in bonds that lasted until around November 20, 2013, when notes were released from the Fed’s October 2013 meeting that tapering of the bond-buying programs would not be postponed beyond January 2014. In response, long-term U.S. Treasury yields and mortgage rates ratcheted higher on expectations for an unwinding of monetary accommodation in the upcoming months. This led to declines in pricing across much of the core fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). U.S. high-yield markets were better able to absorb the shift in U.S. Treasury yields and continued to provide positive returns along with rallies in the equity markets.

Favorable conditions for fixed-income markets were restored in January and February 2014.

Seemingly much to the surprise of many everyday investors and seasoned investment professionals alike, fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index) largely outperformed U.S. equity markets (measured by the S&P 500 Index) during the opening months of 2014. A pullback in equity exuberance in January and reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets. U.S. Treasury yields declined in January 2014 and corporate bonds and mortgage-backed securities performed notably well. U.S. high-yield securities generated positive returns in January 2014 but lagged the rally across the investment-grade bond markets. This theme reversed in February 2014, as high-yield sectors rallied and investment-grade sectors performed well but not to the extent of the lowest-rated credit tiers.

Letter to shareholders (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	3

One positive takeaway for bond investors that helped fuel the fixed-income (measured by the Barclays U.S. Aggregate Bond Index) rallies was former Fed Chairman Bernanke’s guidance at the end of 2013. He indicated that the tapering of the Fed’s bond-buying program would proceed at a slow pace and that a reduction in quantitative easing should not be equivocated with a tightening of monetary policy. The distinction was important—although the bond-buying program was declining in volume, it was, nonetheless, still continuing. Additionally, the federal funds target rate would remain unchanged for the foreseeable future, with the implications that it would not increase until the bond-buying program was fully disbanded. These were important statements for fixed-income investors that helped bolster U.S. fixed-income valuations in the opening months of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

2.	The Barclays U.S. High Yield Bond Index is an index consisting of all domestic and Yankee bonds, rated below investment grade, with a minimum outstanding amount of $100 million and maturing over one year. You cannot invest directly in an index.

3.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Advantage Short-Term High Yield Bond Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Short-Term High Yield Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas M. Price, CFA

Kevin J. Maas, CFA

Michael J. Schueller, CFA

Average annual total returns1 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SSTHX)	2-29-2000	0.40	5.64	4.18	3.51	6.29	4.50	0.94	0.83
Class C (WFHYX)	3-31-2008	1.74	5.49	3.74	2.74	5.49	3.74	1.69	1.58
Administrator Class (WDHYX)	7-30-2010	–	–	–	3.68	6.40	4.55	0.88	0.67
Institutional Class (STYIX)	11-30-2012	–	–	–	3.83	6.40	4.55	0.61	0.52
Investor Class (STHBX)	6-30-1997	–	–	–	3.48	6.25	4.49	0.97	0.86
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index[4]	–	–	–	–	6.83	13.35	7.23	–	–
Short-Term High Yield Bond Index III[5]	–	–	–	–	7.18	14.16	7.54	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	7

Ten largest long-term holdings[6] (%) as of February 28, 2014
CIT Group Incorporated, 4.25%, 8-15-2017	1.13
Sally Beauty Holdings Incorporated, 6.88%, 11-15-2019	1.13
FMG Resources Limited, 6.00%, 4-1-2017	1.05
United Rentals Incorporated, 5.75%, 7-15-2018	1.04
Kodiak Oil & Gas Corporation, 8.13%, 12-1-2019	1.01
Regency Energy Partners Company, 6.88%, 12-1-2018	1.01
Energy XXI Gulf Coast Incorporated, 9.25%, 12-15-2017	0.98
SESI LLC, 6.38%, 5-1-2019	0.96
General Motors Financial Company Incorporated, 4.75%, 8-15-2017	0.93
Sprint Nextel Corporation, 6.00%, 12-1-2016	0.90

Credit quality[7] as of February 28, 2014

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to include the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.02% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.81% for Class A, 1.56% for Class C, 0.65% for Administrator Class, 0.50% for Institutional Class, and 0.84% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

5.	The Short-Term High Yield Bond Index III is comprised of 70% of BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index and 30% of BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index. The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

6.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality, and credit quality ratings are subject to change.

8	Wells Fargo Advantage Short-Term High Yield Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2013 to February 28, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,026.17	$4.07	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class C
Actual	$1,000.00	$1,022.37	$7.82	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80	1.56%
Administrator Class
Actual	$1,000.00	$1,028.24	$3.27	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Institutional Class
Actual	$1,000.00	$1,029.02	$2.52	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Investor Class
Actual	$1,000.00	$1,026.02	$4.22	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 63.43%

Consumer Discretionary: 17.01

Auto Components: 1.89%
Cooper-Standard Holdings Incorporated	8.50%	5-1-2018	$6,280,000	$6,609,700
Lear Corporation	7.88	3-15-2018	9,273,000	9,655,511
Tenneco Automotive Incorporated	7.75	8-15-2018	7,570,000	8,033,663
TRW Automotive Incorporated 144A	7.25	3-15-2017	7,400,000	8,454,500

				32,753,374

Automobiles: 0.75
Chrysler Group LLC/CG Co-Issuer Incorporated 144A	8.00	6-15-2019	3,200,000	3,520,000
Chrysler Group LLC/CG Co-Issuer Incorporated	8.00	6-15-2019	8,630,000	9,493,000

				13,013,000

Diversified Consumer Services: 2.87%
ADT Corporation	2.25	7-15-2017	13,255,000	13,163,090
Avis Budget Car Rental LLC ±144A	2.99	12-1-2017	7,000,000	7,070,000
Avis Budget Car Rental LLC «	4.88	11-15-2017	8,120,000	8,566,600
Hertz Corporation	7.50	10-15-2018	5,870,000	6,273,563
Service Corporation International	7.00	6-15-2017	13,006,000	14,615,493

				49,688,746

Hotels, Restaurants & Leisure: 0.92%
Burger King Corporation	9.88	10-15-2018	3,310,000	3,616,175
MGM Resorts International	6.63	7-15-2015	6,000,000	6,397,200
MGM Resorts International	7.50	6-1-2016	5,265,000	5,870,475

				15,883,850

Household Durables: 3.30%
Beazer Homes USA Company	6.63	4-15-2018	12,395,000	13,386,600
DR Horton Incorporated	3.63	2-15-2018	2,000,000	2,052,500
DR Horton Incorporated	4.75	5-15-2017	6,050,000	6,473,500
Jarden Corporation	7.50	5-1-2017	12,300,000	14,145,000
Lennar Corporation	4.13	12-1-2018	7,000,000	7,122,500
Lennar Corporation	4.75	12-15-2017	300,000	318,750
Mohawk Industries Incorporated	6.13	1-15-2016	7,035,000	7,632,975
Pulte Group Incorporated	7.63	10-15-2017	5,155,000	5,966,913

				57,098,738

Media: 4.03%
Allbritton Communications Company	8.00	5-15-2018	12,955,000	13,619,592
CSC Holdings LLC	7.63	7-15-2018	8,050,000	9,358,125
DISH DBS Corporation	4.63	7-15-2017	12,800,000	13,584,000
Gannett Companies Incorporated	7.13	9-1-2018	11,500,000	12,190,000
Gannett Companies Incorporated	8.75	11-15-2014	5,000,000	5,250,000
Lamar Media Corporation	7.88	4-15-2018	300,000	314,250
Mediacom LLC/Mediacom Capital Corporation	9.13	8-15-2019	9,430,000	10,137,250
Regal Cinemas Corporation	8.63	7-15-2019	5,000,000	5,355,000

				69,808,217

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Multiline Retail: 0.15%
Macy’s Retail Holdings Incorporated	5.75%	7-15-2014	$2,500,000	$2,545,968

Specialty Retail: 2.61%
AutoNation Incorporated	6.75	4-15-2018	10,382,000	11,965,255
Limited Brands Incorporated	6.90	7-15-2017	12,025,000	13,768,625
Sally Beauty Holdings Incorporated	6.88	11-15-2019	17,825,000	19,562,938

				45,296,818

Textiles, Apparel & Luxury Goods: 0.49%
Jones Group Incorporated	5.13	11-15-2014	8,385,000	8,573,663

Consumer Staples: 1.69%

Beverages: 0.86%
Constellation Brands Incorporated	7.25	9-1-2016	13,190,000	14,937,675

Food Products: 0.83%
Dean Foods Company	7.00	6-1-2016	5,300,000	5,843,250
TreeHouse Foods Incorporated	7.75	3-1-2018	8,205,000	8,557,815

				14,401,065

Energy: 12.31%

Energy Equipment & Services: 2.65%
Exterran Holdings Incorporated	7.25	12-1-2018	5,910,000	6,249,825
Hercules Offshore Incorporated 144A	7.13	4-1-2017	11,455,000	12,099,344
SESI LLC	6.38	5-1-2019	15,550,000	16,599,625
Targa Resources Partners LP	7.88	10-15-2018	10,255,000	10,998,488

				45,947,282

Oil, Gas & Consumable Fuels: 9.66%
Berry Petroleum Companies Class A	10.25	6-1-2014	5,329,000	5,435,580
Carrizo Oil & Gas Incorporated	8.63	10-15-2018	12,185,000	13,129,338
Chesapeake Energy Corporation	3.25	3-15-2016	965,000	972,238
Chesapeake Energy Corporation	9.50	2-15-2015	7,700,000	8,287,125
CITGO Petroleum Corporation 144A	11.50	7-1-2017	9,500,000	10,260,000
Consol Energy Incorporated	8.00	4-1-2017	9,300,000	9,706,875
El Paso LLC	7.00	6-15-2017	5,300,000	5,992,662
Energy XXI Gulf Coast Incorporated	9.25	12-15-2017	15,595,000	17,037,538
Kinder Morgan Finance Company LLC 144A	6.00	1-15-2018	9,000,000	9,922,500
Kodiak Oil & Gas Corporation	8.13	12-1-2019	15,785,000	17,560,813
Oasis Petroleum Incorporated	7.25	2-1-2019	1,860,000	1,999,491
Peabody Energy Corporation	7.38	11-1-2016	7,100,000	8,005,250
Plains Exploration & Production Company	6.13	6-15-2019	13,755,000	15,147,694
PVR Partners LP	8.25	4-15-2018	7,140,000	7,479,150
Regency Energy Partners Company	6.88	12-1-2018	16,311,000	17,411,993
Tesoro Corporation	4.25	10-1-2017	4,000,000	4,210,000
Tesoro Corporation	9.75	6-1-2019	1,300,000	1,387,750
WPX Energy Incorporated	5.25	1-15-2017	12,450,000	13,368,188

				167,314,185

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Financials: 8.09%

Banks: 1.88%
AmSouth Bank	5.20%	4-1-2015	$5,370,000	$5,593,671
CIT Group Incorporated	4.25	8-15-2017	18,700,000	19,611,625
CIT Group Incorporated	5.00	5-15-2017	135,000	144,788
Zions Bancorporation	7.75	9-23-2014	7,000,000	7,256,347

				32,606,431

Consumer Finance: 6.21%
Ally Financial Incorporated ±	2.92	7-18-2016	4,560,000	4,654,757
Ally Financial Incorporated	5.50	2-15-2017	9,500,000	10,378,750
Discover Financial Services Company	6.45	6-12-2017	8,035,000	9,107,383
Ford Motor Credit Company LLC	3.88	1-15-2015	2,000,000	2,055,308
Ford Motor Credit Company LLC	8.00	12-15-2016	8,385,000	9,859,293
Ford Motor Credit Company LLC	8.70	10-1-2014	3,500,000	3,661,312
General Motors Financial Company Incorporated	3.25	5-15-2018	880,000	900,900
General Motors Financial Company Incorporated	4.75	8-15-2017	14,970,000	16,190,055
Icahn Enterprises LP/Icahn Enterprises Finance Corporation 144A	3.50	3-15-2017	8,595,000	8,702,438
Nielsen Finance LLC	7.75	10-15-2018	13,880,000	14,868,950
SLM Corporation	3.88	9-10-2015	8,000,000	8,273,416
SLM Corporation Series A	5.00	4-15-2015	7,300,000	7,592,000
Toll Brothers Finance Corporation	4.00	12-31-2018	1,905,000	1,952,625
Toll Brothers Finance Corporation	8.91	10-15-2017	7,750,000	9,377,500

				107,574,687

Health Care: 3.39%

Health Care Equipment & Supplies: 0.44%
Fresenius US Finance II Incorporated 144A	9.00	7-15-2015	7,000,000	7,682,500

Health Care Providers & Services: 2.95%
DaVita HealthCare Partners Incorporated	6.38	11-1-2018	7,400,000	7,779,250
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	9,120,000	10,351,200
Hanger Incorporated	7.13	11-15-2018	13,547,000	14,427,555
HealthSouth Corporation	7.25	10-1-2018	7,470,000	7,936,875
Universal Health Services Incorporated	7.00	10-1-2018	9,650,000	10,229,000
Universal Health Services Incorporated	7.13	6-30-2016	300,000	337,500

				51,061,380

Industrials: 6.79%

Building Products: 0.63%
Masco Corporation	5.85	3-15-2017	508,000	560,070
Masco Corporation	6.13	10-3-2016	9,409,000	10,443,990

				11,004,060

Commercial Services & Supplies: 3.50%
Case Corporation	7.25	1-15-2016	5,800,000	6,380,000
Deluxe Corporation	5.13	10-1-2014	5,000,000	5,090,625
Deluxe Corporation	7.00	3-15-2019	6,770,000	7,243,900
International Lease Finance Corporation	4.88	4-1-2015	5,300,000	5,498,750
International Lease Finance Corporation	5.65	6-1-2014	5,000,000	5,058,100
RR Donnelley & Sons Company	5.50	5-15-2015	6,550,000	6,861,125
Swift Services Holdings Incorporated	10.00	11-15-2018	11,775,000	12,967,219
West Corporation	7.88	1-15-2019	2,420,000	2,601,500
West Corporation	8.63	10-1-2018	8,230,000	8,867,825

				60,569,044

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electrical Equipment: 0.29%
General Cable Corporation ±	2.62%	4-1-2015	$5,000,000	$4,987,500

Machinery: 1.33%
Case New Holland Incorporated	7.88	12-1-2017	8,000,000	9,370,000
CNH Capital America LLC Company	3.88	11-1-2015	2,000,000	2,057,500
Oshkosh Corporation	8.25	3-1-2017	2,985,000	3,111,863
SPX Corporation	6.88	9-1-2017	7,545,000	8,582,438

				23,121,801

Trading Companies & Distributors: 1.04%
United Rentals Incorporated	5.75	7-15-2018	16,730,000	17,942,925

Information Technology: 2.95%

Communications Equipment: 0.50%
Crown Castle International Corporation	7.13	11-1-2019	8,070,000	8,614,725

Electronic Equipment, Instruments & Components: 0.56%
CDW LLC	8.00	12-15-2018	275,000	297,688
Jabil Circuit Incorporated	7.75	7-15-2016	8,300,000	9,451,625

				9,749,313

Internet Software & Services: 0.46%
IAC/InterActiveCorp 144A	4.88	11-30-2018	7,640,000	7,964,700

IT Services: 1.43%
Cardtronics Incorporated	8.25	9-1-2018	8,535,000	9,132,450
iGATE Corporation	9.00	5-1-2016	14,755,000	15,584,969

				24,717,419

Materials: 4.65%

Chemicals: 0.39%
Celanese US Holdings LLC	6.63	10-15-2018	6,299,000	6,676,940

Construction Materials: 0.52%
Vulcan Materials Company	6.40	11-30-2017	3,250,000	3,680,625
Vulcan Materials Company	6.50	12-1-2016	4,735,000	5,350,550

				9,031,175

Containers & Packaging: 2.69%
Graphic Packaging International Company	7.88	10-1-2018	3,482,000	3,730,093
Greif Incorporated	6.75	2-1-2017	10,590,000	11,754,900
Owens Brockway Glass Container Incorporated	7.38	5-15-2016	6,560,000	7,306,200
Owens-Illinois Incorporated	7.80	5-15-2018	7,975,000	9,370,625
Reynolds Group Holdings Limited	7.13	4-15-2019	195,000	207,431
Reynolds Group Holdings Limited	7.88	8-15-2019	2,500,000	2,762,500
Sealed Air Corporation 144A	8.13	9-15-2019	10,285,000	11,532,056

				46,663,805

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining: 1.05%
Sunchoke Energy Incorporated	7.63%	8-1-2019	$9,850,000	$10,588,750
US Steel Corporation	7.00	2-1-2018	6,903,000	7,627,815

				18,216,565

Telecommunication Services: 4.52%

Diversified Telecommunication Services: 2.60%
Centurylink Incorporated	6.00	4-1-2017	10,390,000	11,480,950
Frontier Communications Corporation	8.25	4-15-2017	7,630,000	8,869,875
Windstream Corporation	7.88	11-1-2017	8,050,000	9,217,250
Windstream Corporation	9.88	12-1-2018	3,630,000	4,020,225
Zayo Group LLC/Zayo Capital Incorporated	8.13	1-1-2020	10,290,000	11,344,725

				44,933,025

Wireless Telecommunication Services: 1.92%
CCO Holdings LLC	7.00	1-15-2019	4,625,000	4,896,719
CCO Holdings LLC	7.25	10-30-2017	8,500,000	9,031,250
MetroPCS Wireless Incorporated	7.88	9-1-2018	3,545,000	3,775,425
Sprint Nextel Corporation	6.00	12-1-2016	14,260,000	15,596,875

				33,300,269

Utilities: 2.03%

Gas Utilities: 0.56%
AmeriGas Partners LP	6.25	8-20-2019	9,085,000	9,766,375

Independent Power & Renewable Electricity Producers: 1.47%
AES Corporation	8.00	10-15-2017	13,110,000	15,535,350
NRG Energy Incorporated	7.63	5-15-2019	9,470,000	9,919,825

				25,455,175

Total Corporate Bonds and Notes (Cost $1,085,922,060)				1,098,902,395

Municipal Obligations: 0.49%

California: 0.49%
California Judgment Trust (Miscellaneous Revenue) ±	1.59	6-1-2015	3,175,000	3,174,905
Oakland CA Redevelopment Agency Refunding Bond Subordinated Housing Series 2006A (Tax Revenue, Ambac Insured)	5.38	9-1-2016	5,000,000	5,201,450

Total Municipal Obligations (Cost $8,159,536)				8,376,355

Non-Agency Mortgage Backed Securities: 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±(i)	2.80	4-25-2024	46,822	39,249

Total Non-Agency Mortgage Backed Securities (Cost $47,954)				39,249

Term Loans ±: 27.15%
Activision Blizzard Incorporated	3.25	10-12-2020	11,441,250	11,458,641
Allison Transmission Incorporated	3.16	8-7-2017	2,085,748	2,092,693
Allison Transmission Incorporated	3.50	8-23-2019	6,260,765	6,258,824
ARAMARK Corporation <	0.00	9-21-2019	7,775,000	7,742,578

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Term Loans ± (continued)
ARAMARK Corporation	3.60%	7-26-2016	$253,281	$253,342
Berry Plastics Group Incorporated	3.50	2-8-2020	14,213,448	14,129,446
Biomet Incorporated	3.66	7-25-2017	10,833,804	10,848,430
Biomet Incorporated	3.15	3-25-2015	1,042,070	1,045,978
Burger King Corporation	3.75	9-28-2019	7,607,957	7,640,291
BWAY Holding Company	4.50	8-6-2017	10,288,270	10,329,423
CDW LLC	3.25	4-29-2020	11,910,019	11,845,466
Cequel Communications LLC <	3.50	2-14-2019	11,977,273	11,965,655
Chrysler Group LLC	3.50	5-24-2017	7,829,471	7,844,112
CHS/Community Health System Incorporated	4.25	1-22-2021	6,900,000	6,957,477
CHS/Community Health System Incorporated	3.45	1-25-2017	9,300,000	9,342,594
Cinemark USA Incorporated	3.16	12-18-2019	990,000	990,139
Crown Castle Operating Company	3.25	1-31-2021	2,000,000	1,999,620
DaVita Incorporated	4.50	10-20-2016	4,850,000	4,872,747
Dell Incorporated	4.50	4-29-2020	8,349,075	8,323,694
DigitalGlobe Incorporated	3.75	1-31-2020	11,441,112	11,426,811
EFS Cogen Holdings I LLC	3.75	12-17-2020	8,230,000	8,267,693
Generac Power Systems Incorporated <	3.50	5-31-2020	14,527,075	14,524,460
HCA Incorporated	2.65	2-2-2016	6,809,764	6,804,112
HCA Incorporated	2.90	3-31-2017	8,977,500	8,966,278
Huntsman International LLC <	0.00	10-15-2020	11,120,000	11,130,453
Iasis Healthcare LLC	4.50	5-3-2018	7,811,025	7,832,974
Ineos US Finance LLC <	3.75	5-4-2018	15,566,003	15,522,729
Intelsat Jackson Holdings <	3.75	6-30-2019	14,548,512	14,644,677
KAR Auction Services Incorporated <	3.75	5-19-2017	12,283,411	12,288,570
Lifepoint Hospitals Incorporated	2.66	7-24-2017	4,793,654	4,803,577
Manitowoc Company Incorporated	3.25	1-3-2021	2,000,000	2,007,460
Michaels Stores Incorporated	3.75	1-28-2020	11,215,996	11,239,774
NBTY Incorporated	3.50	10-1-2017	8,172,889	8,178,038
Novelis Incorporated <	3.75	3-10-2017	13,333,904	13,377,639
Omnova Solutions Incorporated	4.25	5-31-2018	2,297,813	2,306,429
Peabody Energy Corporation	4.25	9-24-2020	7,595,963	7,612,598
Phillips Van Heusen Corporation	3.25	2-13-2020	7,437,705	7,443,878
Pinnacle Foods Finance LLC	3.25	4-29-2020	6,962,450	6,934,182
Progressive Waste Solutions Limited	3.00	10-24-2019	11,294,444	11,333,974
Rexnord LLC	4.00	8-21-2020	11,556,536	11,581,267
Reynolds Group Holdings Incorporated	4.00	12-1-2018	7,377,237	7,427,033
Salix Pharmaceuticals Limited <	4.25	1-2-2020	10,510,000	10,601,963
Select Medical Corporation	3.50	2-19-2016	990,000	991,238
Select Medical Corporation	4.00	6-1-2018	9,710,323	9,742,658
Sensata Technologies Finance Company	3.25	5-12-2018	1,701,418	1,706,301
Serta Simmons Holdings LLC	4.25	10-1-2019	1,939,198	1,950,271
Spectrum Brands Incorporated	3.50	9-4-2019	997,500	996,253
Sungard Data Systems Incorporated	4.00	3-8-2020	6,054,682	6,079,203
Swift Transportation Company LLC	2.90	12-21-2016	1,326,019	1,331,323
Swift Transportation Company LLC	4.00	12-21-2017	4,422,287	4,463,768
Tempur-Pedic International Incorporated	3.50	3-18-2020	11,745,415	11,736,606
Terex Corporation <	3.50	4-28-2017	11,223,795	11,265,884
The Hertz Corporation	3.00	3-11-2018	9,328,635	9,297,571

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Term Loans ± (continued)
The Hertz Corporation	3.75%	3-11-2018	$2,227,500	$2,230,262
Transdigm Group Incorporated	3.50	2-14-2017	784,270	788,583
Transdigm Group Incorporated	3.75	2-28-2020	12,748,968	12,796,777
UCI International Incorporarted	5.50	7-26-2017	3,543,657	3,537,030
Universal Health Services Incorporated	2.40	11-15-2016	3,423,473	3,440,591
Valeant Pharmaceuticals International Incorporated	3.75	2-13-2019	10,917,085	10,946,125
Virgin Media Investment Holdings Limited	3.50	6-7-2020	14,270,000	14,254,731
Wendy’s International Incorporated	3.25	5-15-2019	2,041,408	2,037,591
West Corporation <	0.00	6-30-2018	8,600,000	8,551,668

Total Term Loans (Cost $471,163,396)				470,342,153

Yankee Corporate Bonds and Notes: 5.25%

Consumer Discretionary: 0.17%

Automobiles: 0.17%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	2,905,000	2,963,100

Financials: 0.12%

Consumer Finance: 0.12%
Inmarsat Finance plc 144A	7.38	12-1-2017	2,000,000	2,080,000

Health Care: 0.38%

Pharmaceuticals : 0.38%
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2018	5,900,000	6,504,750

Information Technology: 1.71%

Electronic Equipment, Instruments & Components: 1.24%
NXP BV/NXP Funding LLC 144A	3.50	9-15-2016	8,705,000	8,922,622
Sensata Technologies BV 144A	6.50	5-15-2019	11,709,000	12,587,175

				21,509,797

Technology Hardware, Storage & Peripherals: 0.47%
Seagate Technology HDD Holdings	6.80	10-1-2016	7,300,000	8,194,250

Materials: 2.74%

Metals & Mining: 2.10%
ArcelorMittal SA	4.25	8-5-2015	7,300,000	7,528,125
ArcelorMittal SA	5.00	2-25-2017	10,000,000	10,687,500
FMG Resources Limited 144A«	6.00	4-1-2017	17,260,000	18,209,300

				36,424,925

Paper & Forest Products: 0.64%
Smurfit Kappa Acquisitions 144A	4.88	9-15-2018	8,000,000	8,420,000
UPM Kymmene Corporation 144A	5.63	12-1-2014	2,500,000	2,581,250

				11,001,250

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 0.13%

Diversified Telecommunication Services: 0.13%
Intelsat Jackson Holdings SA	7.25%	4-1-2019	$2,140,000	$2,305,850

Total Yankee Corporate Bonds and Notes (Cost $89,762,602)				90,983,922

	Yield		Shares
Short-Term Investments: 6.15%

Investment Companies: 6.15%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07		100,726,393	100,726,393
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.09		5,794,353	5,794,353

Total Short-Term Investments (Cost $106,520,746)				106,520,746

Total investments in securities (Cost $1,761,576,294)*	102.47%	1,775,164,820
Other assets and liabilities, net	(2.47)	(42,761,414)

Total net assets	100.00%	$1,732,403,406

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment. The rate shown is the rate in effect at period end.

«	All or a portion of this security is on loan.

(i)	Illiquid security

<	All or a portion of the position represents an unfunded term loan commitment.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for unfunded term loans.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $1,761,579,460 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$19,232,664
Gross unrealized depreciation	(5,647,304)

Net unrealized appreciation	$13,585,360

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2014 (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	17

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,668,644,074
In affiliated securities, at value (see cost below)	106,520,746

Total investments, at value (see cost below)	1,775,164,820
Receivable for investments sold	7,367,317
Receivable for Fund shares sold	4,750,236
Receivable for interest	23,085,097
Receivable for securities lending income	1,704
Prepaid expenses and other assets	83,257

Total assets	1,810,452,431

Liabilities
Dividends payable	944,497
Payable for investments purchased	66,650,713
Payable for Fund shares redeemed	3,576,928
Payable upon receipt of securities loaned	5,794,353
Advisory fee payable	423,816
Distribution fees payable	87,973
Due to other related parties	246,174
Accrued expenses and other liabilities	324,571

Total liabilities	78,049,025

Total net assets	$1,732,403,406

NET ASSETS CONSIST OF
Paid-in capital	$1,720,661,035
Overdistributed net investment income	(422,872)
Accumulated net realized losses on investments	(1,423,283)
Net unrealized gains on investments	13,588,526

Total net assets	$1,732,403,406

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$324,640,254
Shares outstanding – Class A	39,247,644
Net asset value per share – Class A	$8.27
Maximum offering price per share – Class A2	$8.53
Net assets – Class C	$143,983,131
Shares outstanding – Class C	17,406,687
Net asset value per share – Class C	$8.27
Net assets – Administrator Class	$591,018,937
Shares outstanding – Administrator Class	71,473,658
Net asset value per share – Administrator Class	$8.27
Net assets – Institutional Class	$413,501,415
Shares outstanding – Institutional Class	50,078,559
Net asset value per share – Institutional Class	$8.26
Net assets – Investor Class	$259,259,669
Shares outstanding – Investor Class	31,340,997
Net asset value per share – Investor Class	$8.27

Investments in unaffiliated securities (including securities on loan), at cost	$1,655,055,548

Investments in affiliated securities, at cost	$106,520,746

Total investments, at cost	$1,761,576,294

Securities on loan, at value	$5,669,258

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Short-Term High Yield Bond Fund	Statement of operations—six months ended February 28, 2014 (unaudited)

Investment income
Interest	$32,179,777
Income from affiliated securities	41,230
Securities lending income, net	21,691

Total investment income	32,242,698

Expenses
Advisory fee	3,284,019
Administration fees
Fund level	387,258
Class A	241,317
Class C	110,409
Administrator Class	277,436
Institutional Class	117,124
Investor Class	248,604
Shareholder servicing fees
Class A	377,058
Class C	172,513
Administrator Class	672,657
Investor Class	327,110
Distribution fees
Class C	517,540
Custody and accounting fees	40,670
Professional fees	27,802
Registration fees	63,766
Shareholder report expenses	48,973
Trustees’ fees and expenses	5,245
Other fees and expenses	13,607

Total expenses	6,933,108
Less: Fee waivers and/or expense reimbursements	(1,000,498)

Net expenses	5,932,610

Net investment income	26,310,088

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(1,276,047)
Net change in unrealized gains (losses) on investments	15,942,942

Net realized and unrealized gains (losses) on investments	14,666,895

Net increase in net assets resulting from operations	$40,976,983

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Short-Term High Yield Bond Fund	19

	Six months ended February 28, 2014 (unaudited)		Year ended August 31, 2013

Operations
Net investment income		$26,310,088		$47,173,697
Net realized gains (losses) on investments		(1,276,047)		3,396,952
Net change in unrealized gains (losses) on investments		15,942,942		(13,871,308)

Net increase in net assets resulting from operations		40,976,983		36,699,341

Distributions to shareholders from
Net investment income
Class A		(4,975,102)		(10,513,974)
Class C		(1,758,568)		(3,582,237)
Administrator Class		(9,615,919)		(20,506,069)
Institutional Class		(5,325,387)		(3,103,533)[1]
Investor Class		(4,268,857)		(9,162,511)
Net realized gains
Class A		(679,349)		(39,696)
Class C		(311,057)		(16,294)
Administrator Class		(1,207,759)		(72,797)
Institutional Class		(665,596)		(720)[1]
Investor Class		(604,264)		(34,580)

Total distributions to shareholders		(29,411,858)		(47,032,411)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,781,990	80,845,404	20,148,710	166,913,214
Class C	3,573,647	29,515,203	7,114,933	58,920,937
Administrator Class	30,718,372	253,873,882	52,099,199	430,972,636
Institutional Class	37,955,425	313,265,925	29,495,940 [1]	243,096,222 [1]
Investor Class	11,845,658	97,907,563	20,125,073	166,584,407

		775,407,977		1,066,487,416

Reinvestment of distributions
Class A	659,588	5,453,152	1,222,470	10,111,232
Class C	238,894	1,975,054	407,267	3,367,963
Administrator Class	1,096,702	9,063,556	1,777,306	14,688,659
Institutional Class	408,573	3,373,025	324,060 [1]	2,672,119 [1]
Investor Class	537,638	4,445,138	932,578	7,712,933

		24,309,925		38,552,906

Payment for shares redeemed
Class A	(6,007,476)	(49,644,290)	(18,180,394)	(150,369,835)
Class C	(2,657,076)	(21,953,406)	(3,715,552)	(30,732,520)
Administrator Class	(27,495,426)	(227,270,967)	(42,406,628)	(350,281,858)
Institutional Class	(14,118,097)	(116,600,427)	(3,987,342)[1]	(32,846,380)[1]
Investor Class	(12,513,166)	(103,441,106)	(17,698,204)	(146,319,663)

		(518,910,196)		(710,550,256)

Net increase in net assets resulting from capital share transactions		280,807,706		394,490,066

Total increase in net assets		292,372,831		384,156,996

Net assets
Beginning of period		1,440,030,575		1,055,873,579

End of period		$1,732,403,406		$1,440,030,575

Overdistributed net investment income		$(422,872)		$(789,127)

1.	For the period from November 30, 2012 (commencement of class operations) to August 31, 2013

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
CLASS A		2013	2012	2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$8.21	$8.26	$8.04	$8.18	$8.09	$7.82	$8.31
Net investment income	0.14	0.31	0.36	0.40	0.11	0.45	0.40
Net realized and unrealized gains (losses) on investments	0.08	(0.05)	0.26	(0.14)	0.09	0.26	(0.49)

Total from investment operations	0.22	0.26	0.62	0.26	0.20	0.71	(0.09)
Distributions to shareholders from
Net investment income	(0.14)	(0.31)	(0.36)	(0.40)	(0.11)	(0.44)	(0.40)
Net realized gains	(0.02)	(0.00)[3]	(0.04)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.16)	(0.31)	(0.40)	(0.40)	(0.11)	(0.44)	(0.40)
Net asset value, end of period	$8.27	$8.21	$8.26	$8.04	$8.18	$8.09	$7.82
Total return[4]	2.62%	3.17%	7.81%	3.10%	2.43%	9.17%	(0.89)%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.94%	0.99%	1.00%	1.01%	1.03%	1.08%
Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	3.35%	3.73%	4.33%	4.77%	5.14%	5.50%	5.27%
Supplemental data
Portfolio turnover rate	14%	33%	28%	36%	15%	40%	46%
Net assets, end of period (000s omitted)	$324,640	$285,726	$261,173	$201,523	$235,754	$212,688	$110,451

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term High Yield Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
CLASS C		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$8.21	$8.26	$8.04	$8.18	$8.09	$7.82	$8.31
Net investment income	0.11	0.25	0.29 [2]	0.33	0.09	0.38	0.34
Net realized and unrealized gains (losses) on investments	0.07	(0.06)	0.26	(0.14)	0.09	0.26	(0.49)

Total from investment operations	0.18	0.19	0.55	0.19	0.18	0.64	(0.15)
Distributions to shareholders from
Net investment income	(0.10)	(0.24)	(0.29)	(0.33)	(0.09)	(0.37)	(0.34)
Net realized gains	(0.02)	(0.00)[3]	(0.04)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.12)	(0.24)	(0.33)	(0.33)	(0.09)	(0.37)	(0.34)
Net asset value, end of period	$8.27	$8.21	$8.26	$8.04	$8.18	$8.09	$7.82
Total return[4]	2.24%	2.40%	7.00%	2.33%	2.24%	8.35%	(1.70)%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.69%	1.73%	1.75%	1.76%	1.78%	1.76%
Net expenses	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Net investment income	2.60%	2.98%	3.58%	3.97%	4.39%	4.69%	4.50%
Supplemental data
Portfolio turnover rate	14%	33%	28%	36%	15%	40%	46%
Net assets, end of period (000s omitted)	$143,983	$133,379	$102,780	$71,831	$36,050	$32,985	$11,096

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]
Net asset value, beginning of period	$8.20	$8.26	$8.03	$8.18	$8.18
Net investment income	0.14	0.32	0.37	0.41	0.03 [2]
Net realized and unrealized gains (losses) on investments	0.09	(0.06)	0.27	(0.15)	0.00 [3]

Total from investment operations	0.23	0.26	0.64	0.26	0.03
Distributions to shareholders from
Net investment income	(0.14)	(0.32)	(0.37)	(0.41)	(0.03)
Net realized gains	(0.02)	(0.00)[3]	(0.04)	0.00	0.00

Total distributions to shareholders	(0.16)	(0.32)	(0.41)	(0.41)	(0.03)
Net asset value, end of period	$8.27	$8.20	$8.26	$8.03	$8.18
Total return[4]	2.82%	3.21%	8.12%	3.15%	0.39%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.87%	0.92%	0.94%	0.89%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.64%
Net investment income	3.52%	3.89%	4.48%	4.87%	4.39%
Supplemental data
Portfolio turnover rate	14%	33%	28%	36%	15%
Net assets, end of period (000s omitted)	$591,019	$550,981	$459,746	$249,301	$60

1.	For the period from July 30, 2010 (commencement of class operations) to August 31, 2010

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term High Yield Bond Fund	23

(For a share outstanding throughout each period)

INSTITUTIONAL CLASS	Six months ended February 28, 2014 (unaudited)	Year ended August 31, 2013[1]
Net asset value, beginning of period	$8.19	$8.28
Net investment income	0.15	0.25
Net realized and unrealized gains (losses) on investments	0.09	(0.09)

Total from investment operations	0.24	0.16
Distributions to shareholders from
Net investment income	(0.15)	(0.25)
Net realized gains	(0.02)	(0.00)[2]

Total distributions to shareholders	(0.17)	(0.25)
Net asset value, end of period	$8.26	$8.19
Total return[3]	2.90%	1.92%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.60%
Net expenses	0.50%	0.50%
Net investment income	3.67%	4.05%
Supplemental data
Portfolio turnover rate	14%	33%
Net assets, end of period (000s omitted)	$413,501	$211,642

1.	For the period from November 30, 2012 (commencement of class operations) to August 31, 2013

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
INVESTOR CLASS		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$8.21	$8.26	$8.03	$8.18	$8.09	$7.82	$8.31
Net investment income	0.14	0.31	0.35 [2]	0.39	0.11	0.44	0.40
Net realized and unrealized gains (losses) on investments	0.07	(0.06)	0.27	(0.15)	0.08	0.26	(0.49)

Total from investment operations	0.21	0.25	0.62	0.24	0.19	0.70	(0.09)
Distributions to shareholders from
Net investment income	(0.13)	(0.30)	(0.35)	(0.39)	(0.10)	(0.43)	(0.40)
Net realized gains	(0.02)	(0.00)[3]	(0.04)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.15)	(0.30)	(0.39)	(0.39)	(0.10)	(0.43)	(0.40)
Net asset value, end of period	$8.27	$8.21	$8.26	$8.03	$8.18	$8.09	$7.82
Total return[4]	2.60%	3.13%	7.91%	2.95%	2.42%	9.12%	(0.91)%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.97%	1.01%	1.03%	1.05%	1.07%	1.13%
Net expenses	0.84%	0.84%	0.84%	0.84%	0.85%	0.86%	0.84%
Net investment income	3.31%	3.70%	4.30%	4.76%	5.10%	5.49%	5.20%
Supplemental data
Portfolio turnover rate	14%	33%	28%	36%	15%	40%	46%
Net assets, end of period (000s omitted)	$259,260	$258,302	$232,175	$170,952	$177,946	$165,759	$128,789

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Short-Term High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

26	Wells Fargo Advantage Short-Term High Yield Bond Fund	Notes to financial statements (unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	27

Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Corporate bonds and notes	$0	$1,098,902,395	$0	$1,098,902,395

Municipal obligations	0	8,376,355	0	8,376,355

Non-agency mortgage backed securities	0	39,249	0	39,249

Term loans	0	468,035,724	2,306,429	470,342,153

Yankee corporate bonds and notes	0	90,983,922	0	90,983,922

Short-term investments
Investment companies	100,726,393	5,794,353	0	106,520,746
	$100,726,393	$1,672,131,998	$2,306,429	$1,775,164,820

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase. For the six months ended February 28, 2014, the advisory fee was equivalent to an annual rate of 0.42% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer

28	Wells Fargo Advantage Short-Term High Yield Bond Fund	Notes to financial statements (unaudited)

agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.81 % for Class A shares, 1.56% for Class C shares, 0.65% for Administrator Class shares, 0.50% for Institutional Class shares, and 0.84% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended February 28, 2014, Wells Fargo Funds Distributor, LLC received $12,720 from the sale of Class A shares and $120 and $787 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2014 were $678,591,567 and $205,105,225, respectively.

As of February 28, 2014, the Fund had unfunded term loan commitments of $63,210,713.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2014, the Fund paid $1,476 in commitment fees.

For the six months ended February 28, 2014, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	29

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Short-Term High Yield Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Short-Term High Yield Bond Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage Short-Term High Yield Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

223536 04-14 SA222/SAR222 02-14

Wells Fargo Advantage
Ultra Short-Term Income Fund

Semi-Annual Report

February 28, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Ultra Short-Term Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines.

Reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Ultra Short-Term Income Fund for the six-month period that ended February 28, 2014. Fixed-income markets shifted during the period, driven by vacillations between U.S. Treasury yield increases and subsequent declines. However, on the whole, investment-grade (measured by the Barclays U.S. Aggregate Bond Index1) and high-yield markets (measured by the Barclays U.S. High Yield Bond Index2) generated positive returns during the period, notably benefiting from the strong price improvement and declining U.S. Treasury yields that occurred in September and October of 2013 as well as the opening months of 2014. Although the returns of the U.S. high-yield market have often been positively correlated with U.S. equity returns (measured by the S&P 500 Index3) over the long-run, over the period, high-yield (measured by the Barclays U.S. High Yield Bond Index) generally performed well even when equities did not. The lower-rated corporate bond credit tiers outperformed the respectively higher-rated investment-grade credit tiers during the period.

A decline in bond prices was halted by the Fed’s postponement of tapering its bond-buying program.

Before the six-month period began, equity markets rallied, most notably in May and June of 2013. This led to a sharp increase in U.S. Treasury yields and declining valuations for much of the fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). However, in July and August 2013, that equity exuberance quieted a bit, and fixed-income markets stabilized. Returns across the fixed-income markets were largely negative in investment-grade and high-yield markets but modest in comparison with the declines in May and June of 2013.

But, by September and October of 2013, investment-grade and high-yield bond markets began generating positive returns yet again, as the Federal Reserve (Fed) backtracked on its intentions to taper its quantitative easing program, postponing it until 2014, at the earliest. This created a temporary rally in bonds that lasted until around November 20, 2013, when notes were released from the Fed’s October 2013 meeting that tapering of the bond-buying programs would not be postponed beyond January 2014. In response, long-term U.S. Treasury yields and mortgage rates ratcheted higher on expectations for an unwinding of monetary accommodation in the upcoming months. This led to declines in pricing across much of the core fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index). U.S. high-yield markets were better able to absorb the shift in U.S. Treasury yields and continued to provide positive returns along with rallies in the equity markets.

Favorable conditions for fixed-income markets were restored in January and February 2014.

Seemingly much to the surprise of many everyday investors and seasoned investment professionals alike, fixed-income markets (measured by the Barclays U.S. Aggregate Bond Index) largely outperformed U.S. equity markets (measured by the S&P 500 Index) during the opening months of 2014. A pullback in equity exuberance in January and reassurances from the Fed that a highly accommodative monetary policy would continue throughout 2014 inspired price rallies across both the investment-grade and high-yield bond markets. U.S. Treasury yields declined in January 2014 and corporate bonds and mortgage-backed securities performed notably well. U.S. high-yield securities generated positive returns in January 2014 but lagged the rally across the investment-grade bond markets. This theme reversed in February 2014, as high-yield sectors rallied and investment-grade sectors performed well but not to the extent of the lowest-rated credit tiers.

Letter to shareholders (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	3

One positive takeaway for bond investors that helped fuel the fixed-income (measured by the Barclays U.S. Aggregate Bond Index) rallies was former Fed Chairman Bernanke’s guidance at the end of 2013. He indicated that the tapering of the Fed’s bond-buying program would proceed at a slow pace and that a reduction in quantitative easing should not be equivocated with a tightening of monetary policy. The distinction was important—although the bond-buying program was declining in volume, it was, nonetheless, still continuing. Additionally, the federal funds target rate would remain unchanged for the foreseeable future, with the implications that it would not increase until the bond-buying program was fully disbanded. These were important statements for fixed-income investors that helped bolster U.S. fixed-income valuations in the opening months of 2014.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

2.	The Barclays U.S. High Yield Bond Index is an index consisting of all domestic and Yankee bonds, rated below investment grade, with a minimum outstanding amount of $100 million and maturing over one year. You cannot invest directly in an index.

3.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Advantage Ultra Short-Term Income Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

This page is intentionally left blank.

6	Wells Fargo Advantage Ultra Short-Term Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas M. Price, CFA

Jay N. Mueller, CFA

Christopher Y. Kauffman, CFA

Noah Wise, CFA

Average annual total returns1 (%) as of February 28, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SADAX)	8-31-1999	(1.53)	2.41	1.83	0.48	2.82	2.03	0.79	0.71
Class C (WUSTX)	7-18-2008	(1.09)	2.07	1.31	(0.09)	2.07	1.31	1.54	1.46
Administrator Class (WUSDX)	4-8-2005	–	–	–	0.75	2.96	2.20	0.73	0.56
Institutional Class (SADIX)	8-31-1999	–	–	–	0.95	3.19	2.47	0.46	0.36
Investor Class (STADX)	11-25-1998	–	–	–	0.57	2.79	2.04	0.82	0.74
Barclays Short-Term U.S. Government/Corporate Index[4]	–	–	–	–	0.25	0.60	–	–	–
Barclays 9-12 Month U.S. Short-Term Treasury Index[5]	–	–	–	–	0.25	0.52	2.04	–	–
Barclays 1-3 Year U.S. Government/Credit Bond Index[6]	–	–	–	–	0.81	2.07	2.86	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	7

Ten largest long-term holdings[7] (%) as of February 28, 2014
Bank Nederlandse Gemeenten, 5.00%, 5-16-2014	0.80
Ford Credit Auto Owner Trust Series 2014-A Class A2, 0.48%, 11-15-2016	0.79
California PCFA Solid Waste Disposal Series A, 0.55%, 8-1-2023	0.79
Nordea Eiendomskreditt, 1.88%, 4-7-2014	0.71
Mercedes-Benz Auto Lease Trust Series 2013-B Class A2, 0.53%, 9-15-2015	0.68
Port Arthur TX Navigation District Motiva Enterprises Project Series B, 0.28%, 12-1-2039	0.68
Providence Health & Services Company, 1.05%, 10-1-2016	0.68
Prudential Insurance Company, 8.10%, 7-15-2015	0.68
FHLMC Series 3166 Class AC, 5.00%, 6-15-2021	0.67
Mercedes-Benz Auto Lease Trust Series 2013-A Class A2, 0.49%, 6-15-2015	0.66

Portfolio allocation[8] as of February 28, 2014

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to include the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to include the higher expenses applicable to Administrator Class shares. Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through December 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.70% for Class A, 1.45% for Class C, 0.55% for Administrator Class, 0.35% for Institutional Class, and 0.73% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Short-Term U.S. Government/Corporate Index contains securities that have fallen out of the Barclays U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Barclays Short-Term U.S. Government/Corporate Index must have a maturity from one up to (but not including) 12 months. However, the limited performance history of the index does not allow for comparison to all periods of the Fund’s performance. This index has an inception date of August 9, 2004. You cannot invest directly in an index.

5.	The Barclays 9-12 Month U.S. Short-Term Treasury Index includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from nine up to (but not including) 12 months. It excludes zero coupon STRIPS. You cannot invest directly in an index.

6.	The Barclays 1-3 Year U.S. Government/Credit Bond Index is the one- to three-year component of the Barclays U.S. Government/Credit Bond Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

7.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

8.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

8	Wells Fargo Advantage Ultra Short-Term Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2013 to February 28, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2013	Ending account value 2-28-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,004.87	$3.48	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Class C
Actual	$1,000.00	$1,002.62	$7.20	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25	1.45%
Administrator Class
Actual	$1,000.00	$1,005.63	$2.74	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76	0.55%
Institutional Class
Actual	$1,000.00	$1,007.80	$1.74	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%
Investor Class
Actual	$1,000.00	$1,005.90	$3.63	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 14.72%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$4,524,604	$4,395,968
FHLMC ±	2.35	3-1-2035	1,837,497	1,965,752
FHLMC ±	2.37	11-1-2035	7,940,574	8,461,896
FHLMC ±	2.38	4-1-2032	163,263	172,789
FHLMC ±	2.38	6-1-2032	7,634	8,037
FHLMC ±	2.46	1-1-2029	83,027	83,731
FHLMC ±	2.53	7-1-2029	5,828	6,146
FHLMC ±	2.69	10-1-2031	81,129	81,609
FHLMC	5.00	12-1-2019	3,342,241	3,631,635
FHLMC	5.50	8-1-2018	940,227	1,008,838
FHLMC	6.00	4-1-2016	183,917	190,757
FHLMC	6.00	5-1-2017	356,404	374,001
FHLMC	6.00	1-1-2024	2,952,217	3,232,799
FHLMC	7.00	6-1-2031	439,143	498,551
FHLMC	9.00	11-1-2016	80,438	85,943
FHLMC	9.00	12-1-2016	394,543	419,137
FHLMC	9.00	8-1-2018	106,546	114,796
FHLMC	9.00	10-1-2019	61,827	68,610
FHLMC	9.50	12-1-2016	41,090	43,569
FHLMC	9.50	5-1-2020	19,859	21,448
FHLMC	9.50	9-1-2020	160,522	179,694
FHLMC	9.50	12-1-2022	310,999	342,172
FHLMC	10.00	11-17-2021	49,792	51,683
FHLMC	10.50	5-1-2020	134,472	153,363
FHLMC Series 2530 Class BH	5.00	11-15-2017	2,535,637	2,679,149
FHLMC Series 2617 Class GR	4.50	5-15-2018	735,588	775,639
FHLMC Series 2684 Class PE	5.00	1-15-2033	113,019	117,438
FHLMC Series 2690 Class TG	4.50	4-15-2032	653,246	678,262
FHLMC Series 2707 Class QE	4.50	11-15-2018	709,548	753,100
FHLMC Series 2727 Class PE	4.50	7-15-2032	1,385,983	1,426,096
FHLMC Series 2843 Class BC	5.00	8-15-2019	1,671,732	1,789,232
FHLMC Series 2849 Class B	5.00	8-15-2019	3,172,443	3,398,546
FHLMC Series 2855 Class WN	4.00	9-15-2019	692,372	729,587
FHLMC Series 2864 Class NB	5.50	7-15-2033	2,827,761	3,067,001
FHLMC Series 2896 Class CB	4.50	11-15-2019	2,585,623	2,751,193
FHLMC Series 2911 Class UE	5.00	6-15-2033	1,392,970	1,420,093
FHLMC Series 2937 Class HJ	5.00	10-15-2019	513,028	524,932
FHLMC Series 2948 Class KB	4.50	7-15-2019	484,964	487,776
FHLMC Series 2953 Class LD	5.00	12-15-2034	803,698	867,722
FHLMC Series 2963 Class BP	5.00	9-15-2034	550,509	576,130
FHLMC Series 3053 Class AC	5.00	2-15-2035	1,622,254	1,653,807
FHLMC Series 3166 Class AC	5.00	6-15-2021	10,585,600	11,848,589
FHLMC Series 3420 Class A	4.50	1-15-2027	603,840	615,555
FHLMC Series 3574 Class EA	3.00	9-15-2021	697,163	715,293
FHLMC Series 3589 Class CA	4.00	10-15-2021	1,231,082	1,278,013
FHLMC Series 3643 Class AJ	1.50	7-15-2015	137,024	137,026
FHLMC Series 3647 Class BG	4.00	12-15-2027	924,353	933,178
FHLMC Series 3689 Class AJ	4.00	12-15-2027	1,881,631	1,898,148
FHLMC Series 3689 Class BD	2.00	7-15-2020	1,025,353	1,033,171
FHLMC Series 3772 Class HC	3.00	10-15-2018	1,917,664	1,985,873

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC Series 3780 Class DG	3.00%	10-15-2027	$1,530,142	$1,566,248
FHLMC Series 3821 Class LA	3.50	4-15-2025	1,073,560	1,127,689
FHLMC Series 3834 Class EA	3.50	6-15-2029	1,159,434	1,228,902
FHLMC Series 3842 Class CJ	2.00	9-15-2018	618,100	628,758
FHLMC Series 3878 Class JA	3.50	1-15-2025	1,020,348	1,064,658
FHLMC Series 3898 Class NE	4.00	7-15-2040	1,648,978	1,728,686
FHLMC Series 3952 Class MK	3.00	11-15-2021	2,207,856	2,249,461
FHLMC Series K003 Class A3	4.32	12-25-2015	2,025,000	2,141,974
FHLMC Series K003 Class AAB	4.77	5-25-2018	1,291,000	1,388,625
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	2-25-2042	1,070,170	1,338,033
FNMA ±	1.77	10-1-2031	156,223	161,206
FNMA	1.89	2-1-2017	2,000,000	2,046,073
FNMA ±	1.98	1-1-2023	22,615	22,931
FNMA ±	2.14	12-1-2034	1,777,275	1,881,310
FNMA ±	2.25	5-1-2032	49,701	52,766
FNMA ±	2.31	11-1-2031	102,922	109,542
FNMA ±	2.34	6-1-2032	151,196	154,809
FNMA ±	2.39	12-1-2040	482,352	516,493
FNMA ±	2.39	2-1-2033	1,205,474	1,279,481
FNMA ±	2.41	8-1-2045	1,648,837	1,754,288
FNMA ±	2.42	5-1-2036	1,885,540	2,014,927
FNMA ±	2.49	11-1-2034	1,288,397	1,374,225
FNMA ±	2.51	5-1-2036	1,843,353	1,953,964
FNMA	2.71	9-1-2017	3,414,922	3,571,191
FNMA	3.00	1-1-2021	1,229,408	1,287,419
FNMA	3.03	1-1-2015	2,600,000	2,623,766
FNMA ±	3.05	4-1-2033	9,088	9,681
FNMA	3.09	5-1-2016	1,167,112	1,211,265
FNMA ±	3.45	7-1-2033	66,652	66,829
FNMA	3.50	9-1-2018	1,199,040	1,269,774
FNMA	3.77	1-1-2018	958,414	979,712
FNMA	3.85	10-1-2016	7,178,249	7,334,538
FNMA	4.00	5-25-2019	246,073	259,348
FNMA	4.00	12-15-2024	1,413,142	1,492,227
FNMA	4.22	5-1-2016	2,285,049	2,418,830
FNMA	4.29	5-1-2016	784,550	830,148
FNMA	4.33	8-1-2014	700,115	704,121
FNMA	4.34	2-1-2017	727,643	749,546
FNMA	4.44	9-1-2015	4,008,544	4,251,181
FNMA	4.50	6-1-2019	376,640	402,524
FNMA	4.50	5-1-2020	651,642	696,246
FNMA	5.00	1-15-2022	5,673,411	6,060,372
FNMA	5.09	12-1-2016	985,111	1,080,780
FNMA	5.13	2-1-2016	6,484,391	6,892,965
FNMA	5.17	1-1-2016	1,132,695	1,194,427
FNMA	5.19	1-1-2018	2,421,468	2,601,265
FNMA	5.23	7-1-2018	1,747,098	1,846,495
FNMA	5.27	12-1-2016	958,594	1,055,568
FNMA	5.29	8-1-2015	5,767,933	6,062,154
FNMA	5.40	12-1-2016	991,284	1,091,435

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	1-1-2016	$2,814,949	$2,985,300
FNMA	5.85	5-1-2016	4,000,000	4,369,488
FNMA	6.00	4-1-2021	2,399,794	2,559,085
FNMA	6.50	8-1-2031	828,037	937,202
FNMA	7.00	11-1-2014	23,233	23,505
FNMA	7.84	4-1-2018	4,798,235	5,184,792
FNMA	8.33	7-15-2020	55,334	61,941
FNMA	8.50	7-1-2017	284,590	303,979
FNMA	9.00	12-1-2016	262,111	280,092
FNMA	9.00	2-15-2020	169,472	196,069
FNMA	9.00	10-1-2021	104,806	117,914
FNMA	9.00	6-1-2024	127,584	142,024
FNMA	9.50	12-1-2020	119,575	133,898
FNMA	9.50	3-1-2021	31,414	33,619
FNMA	10.00	3-1-2018	47,946	49,510
FNMA	10.25	9-1-2021	134,088	150,610
FNMA	10.50	10-1-2014	10,170	10,222
FNMA	10.50	8-1-2020	5,701	6,452
FNMA	10.50	4-1-2022	167,042	182,671
FNMA Grantor Trust Series 2000-T6 Class A2	9.50	6-25-2030	656,125	754,270
FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12-25-2041	1,361,190	1,567,795
FNMA Grantor Trust Series 2001-T12 Class A3	9.50	8-25-2041	1,138,686	1,344,128
FNMA Grantor Trust Series 2001-T8 Class A3 ±	3.61	7-25-2041	2,724,653	2,746,101
FNMA Series 1988-4 Class Z	9.25	3-25-2018	60,988	66,796
FNMA Series 1988-9 Class Z	9.45	4-25-2018	34,552	37,703
FNMA Series 1989-30 Class Z	9.50	6-25-2019	178,241	199,402
FNMA Series 1989-49 Class E	9.30	8-25-2019	24,252	26,584
FNMA Series 1990-111 Class Z	8.75	9-25-2020	36,887	40,133
FNMA Series 1990-119 Class J	9.00	10-25-2020	107,332	122,463
FNMA Series 1990-124 Class Z	9.00	10-25-2020	44,501	50,802
FNMA Series 1990-21 Class Z	9.00	3-25-2020	163,033	186,057
FNMA Series 1990-27 Class Z	9.00	3-25-2020	121,703	139,059
FNMA Series 1990-30 Class D	9.75	3-25-2020	50,692	57,932
FNMA Series 1990-77 Class D	9.00	6-25-2020	49,454	55,528
FNMA Series 1991-132 Class Z	8.00	10-25-2021	222,087	255,658
FNMA Series 1992-71 Class X	8.25	5-25-2022	80,910	95,064
FNMA Series 2002-94 Class BK	5.50	1-25-2018	2,182,782	2,302,381
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	1,441,622	1,769,208
FNMA Series 2002-W4 Class A6 ±	3.33	5-25-2042	1,335,129	1,407,098
FNMA Series 2003-125 Class AY	4.00	12-25-2018	3,418,195	3,591,945
FNMA Series 2003-129 Class AP	4.00	1-25-2019	1,015,738	1,050,436
FNMA Series 2003-15 Class CN	5.00	3-25-2018	646,419	685,965
FNMA Series 2003-35 Class BC	5.00	5-25-2018	1,210,423	1,286,432
FNMA Series 2003-35 Class ME	5.00	5-25-2018	640,613	681,131
FNMA Series 2006-74 Class DP %%	5.50	3-25-2035	847,429	867,299
FNMA Series 2006-9 Class BM	6.00	10-25-2033	1,118,090	1,123,557
FNMA Series 2006-M3 Class B	5.10	8-25-2016	634,506	688,356
FNMA Series 2007-2 Class FA ±	0.36	2-25-2037	261,519	261,554
FNMA Series 2007-79 Class A	6.00	10-25-2036	635,268	641,517
FNMA Series 2007-W2 Class 1A1 ±	0.48	3-25-2037	1,667,456	1,662,552

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2008-36 Class AB	4.50%	10-25-2022	$1,234,727	$1,273,275
FNMA Series 2009-76 Class HA	4.00	1-25-2019	898,475	932,992
FNMA Series 2010-153 Class AB	2.00	11-25-2018	1,814,533	1,847,414
FNMA Series 2010-153 Class BG	2.50	11-25-2018	1,117,183	1,148,246
FNMA Series 2010-39 Class PD	3.00	6-25-2038	964,494	988,604
FNMA Series 2010-39 Class VY	4.50	3-25-2025	2,570,000	2,748,050
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	1,206,528	1,264,248
FNMA Series 2010-9 Class PD	4.50	10-25-2039	1,290,330	1,321,915
FNMA Series 2011-111 Class MA	4.00	7-25-2038	2,068,378	2,134,996
FNMA Series 2011-115 Class DP	3.50	4-25-2034	957,191	988,589
FNMA Series 2011-122 Class A	3.00	12-25-2025	796,510	821,215
FNMA Series 2011-129 Class LG	3.00	3-25-2037	1,336,620	1,388,219
FNMA Series 2011-33 Class GA	3.50	10-25-2028	2,136,384	2,220,295
FNMA Series 2011-35 Class PA	4.00	2-25-2039	1,571,200	1,640,522
FNMA Series 2011-39 Class DA	3.50	7-25-2024	1,125,432	1,165,976
FNMA Series 2011-40 Class CA	3.50	12-25-2028	1,686,145	1,757,933
FNMA Series 2011-42 Class A	3.00	2-25-2024	8,670,036	9,007,448
FNMA Series 2011-56 Class AC	2.00	7-25-2018	635,671	645,457
FNMA Series 2011-99 Class AB	4.00	12-25-2038	514,942	534,531
FNMA Series 2012-94 Class E	3.00	6-25-2022	270,757	283,021
FNMA Series 2013-M5 Class ASQ2	0.59	8-25-2015	4,455,236	4,464,102
FNMA Series G-22 Class ZT	8.00	12-25-2016	307,728	328,630
FNMA Whole Loan Series 2003-W11 Class A1 ±	3.29	6-25-2033	65,213	64,458
FNMA Whole Loan Series 2003-W3 Class 1A4 ±	3.36	8-25-2042	59,008	61,720
FNMA Whole Loan Series 2003-W6 Class 6A ±	3.05	8-25-2042	3,904,926	4,075,279
FNMA Whole Loan Series 2004-W6 Class 1A4	5.50	7-25-2034	3,314,003	3,368,784
GNMA	7.00	6-15-2033	811,556	971,762
GNMA	9.00	11-15-2017	91,646	99,495
GNMA	9.50	11-15-2017	25,635	26,752
GNMA	10.00	10-20-2017	65,650	68,197
GNMA Series 2004-11 Class QE	5.00	12-16-2032	2,094,096	2,170,035
GNMA Series 2009-35 Class PA	5.00	11-16-2032	1,052,578	1,090,725
GNMA Series 2009-74 Class BP	3.50	1-20-2037	873,218	907,696
GNMA Series 2010-10 Class KC	3.00	8-20-2035	1,224,593	1,246,204
GNMA Series 2010-133 Class QK	3.50	9-16-2034	1,412,163	1,474,719
GNMA Series 2010-145 Class UA	1.25	1-20-2036	452,161	453,788
GNMA Series 2010-29 Class PL	3.00	8-20-2036	1,191,817	1,216,936
GNMA Series 2010-32 Class PL %%	3.25	3-20-2036	1,203,246	1,229,435
GNMA Series 2010-43 Class JA	3.00	9-20-2037	1,210,015	1,246,727
GNMA Series 2010-7 Class CK	3.50	1-16-2034	1,002,894	1,029,353
GNMA Series 2010-84 Class PA	2.00	2-20-2033	167,994	168,993
GNMA Series 2011-29 Class AG	3.00	8-16-2037	545,357	561,508

Total Agency Securities (Cost $257,076,398)				259,493,852

Asset-Backed Securities: 9.85%
CNH Equipment Trust Series 2012-C Class A2	0.44	2-16-2016	1,290,282	1,290,430
CNH Equipment Trust Series 2013-A Class A2	0.44	7-15-2016	3,571,222	3,571,536
CNH Equipment Trust Series 2013-C Class A2	0.63	1-17-2017	6,409,801	6,418,038
Countrywide Asset-Backed Certificates Series 2004-AB2 Class A3 ±	0.98	5-25-2036	1,141,919	1,134,061
DBRR Trust Series 2012-EZ1 Class A 144A	0.95	9-25-2045	1,324,002	1,324,072

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Ford Credit Auto Lease Trust Series 2012-A Class A3	0.85%	1-15-2015	$4,511,018	$4,513,634
Ford Credit Auto Lease Trust Series 2012-B Class A2	0.54	11-15-2014	512,980	513,044
Ford Credit Auto Owner Trust Series 2012-D Class A2	0.40	9-15-2015	20,902	20,902
Ford Credit Auto Owner Trust Series 2013-A Class A2	0.38	11-15-2015	1,688,620	1,689,067
Ford Credit Auto Owner Trust Series 2014-A Class A2	0.48	11-15-2016	14,000,000	14,009,618
GE Equipment LLC Series 2013-1 Class A2	0.64	3-22-2016	5,000,000	5,003,540
GE Equipment LLC Series 2013-2 Class A2	0.61	6-24-2016	8,750,000	8,756,510
GE Equipment Small Ticket LLC Series 2013-1A Class A2 144A	0.73	1-25-2016	10,800,000	10,815,822
GE Equipment Transportation LLC Series 2013-1 Class A2	0.50	11-24-2015	4,402,563	4,402,193
Honda Auto Receivables Owner Trust 2014-1 Class A2	0.41	9-21-2016	7,300,000	7,299,102
Honda Auto Receivables Owner Trust Series 2012-4 Class A2	0.40	4-20-2015	1,174,003	1,174,245
Hyundai Auto Lease Securitization Trust Series 2013-A Class A2 144A	0.51	9-15-2015	4,552,311	4,553,818
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3 144A	0.66	6-15-2016	6,407,000	6,416,220
Hyundai Auto Lease Securitization Trust Series 2013-B Class A2 144A	0.75	3-15-2016	10,600,000	10,622,896
Hyundai Auto Receivables Trust Hart Series 2013-A Class A2	0.40	12-15-2015	2,909,722	2,910,938
Mercedes-Benz Auto Lease Trust Series 2013-A Class A2	0.49	6-15-2015	11,641,696	11,644,793
Mercedes-Benz Auto Lease Trust Series 2013-B Class A2	0.53	9-15-2015	12,000,000	12,009,924
Mercedes-Benz Auto Receivables Trust Series 2012-1 Class A2	0.37	3-16-2015	628,888	628,922
Nissan Auto Lease Trust Series 2013-A Class A2A	0.45	9-15-2015	7,634,556	7,636,976
Nissan Auto Receivables Owner Trust Series 2012-B Class A2	0.39	4-15-2015	1,001,829	1,001,865
Porsche Innovative Lease Owner Pilot Trust Series 2013-1 Class A2 144A	0.54	1-22-2016	8,000,000	8,007,504
Toyota Auto Receivables Owner Trust Series 2013-B Class A2	0.48	2-15-2016	7,000,000	7,006,013
Volkswagen Auto Lease Trust Series 2013-A Class A2A	0.63	12-21-2015	5,035,819	5,043,282
Volkswagen Auto Lease Trust Series 2014-A Class A2A	0.52	10-20-2016	11,055,000	11,083,997
Volvo Financial Equipment LLC Series 2013-1A Class A2 144A	0.53	11-16-2015	5,165,179	5,166,305
World Omni Automobile Lease Trust Series 2013-A Class A2A	0.73	5-16-2016	7,970,000	7,989,359

Total Asset-Backed Securities (Cost $173,509,641)				173,658,626

Corporate Bonds and Notes: 40.91%

Consumer Discretionary: 4.85%

Automobiles: 0.46%
Harley-Davidson Financial Services Incorporated 144A	1.15	9-15-2015	2,500,000	2,510,553
Harley-Davidson Financial Services Incorporated 144A	3.88	3-15-2016	1,500,000	1,585,377
Nissan Motor Acceptance Corporation ±144A%%	0.79	3-3-2017	4,000,000	3,994,000

				8,089,930

Leisure Products: 0.29%
Hasbro Incorporated	6.13	5-15-2014	5,000,000	5,053,530

Media: 3.56%
Cox Communications Incorporated	5.50	10-1-2015	9,000,000	9,646,092
DIRECTV Holdings LLC	3.55	3-15-2015	3,000,000	3,085,170
DIRECTV Holdings LLC	4.75	10-1-2014	7,000,000	7,169,701
Interpublic Group of Companies Incorporated	6.25	11-15-2014	8,243,000	8,521,201
News America Incorporated	7.60	10-11-2015	5,618,000	6,183,047
News America Incorporated	8.00	10-17-2016	827,000	973,507
Omnicom Group Incorporated	5.90	4-15-2016	7,000,000	7,702,065
Tcm Sub LLC 144A	3.55	1-15-2015	9,071,000	9,300,342
Thompson Reuters Corporation	1.30	2-23-2017	3,000,000	2,997,753
Viacom Incorporated	6.25	4-30-2016	6,500,000	7,227,656

				62,806,534

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Multiline Retail: 0.54%
Macy’s Retail Holdings Incorporated	5.75%	7-15-2014	$6,000,000	$6,110,322
Macy’s Retail Holdings Incorporated	5.90	12-1-2016	3,000,000	3,357,882

				9,468,204

Consumer Staples: 2.20%

Beverages: 0.42%
Constellation Brands Incorporated	7.25	9-1-2016	6,600,000	7,474,500

Food & Staples Retailing: 0.81%
Safeway Incorporated	5.63	8-15-2014	6,600,000	6,723,004
Tyson Foods Incorporated	6.60	4-1-2016	6,760,000	7,512,023

				14,235,027

Food Products: 0.43%
Conagra Foods Incorporated	5.88	4-15-2014	5,500,000	5,534,007
Kraft Foods Group Incorporated	4.13	2-9-2016	2,000,000	2,124,916

				7,658,923

Household Products: 0.54%
Newell Rubbermaid Incorporated	2.00	6-15-2015	9,360,000	9,492,706

Energy: 5.36%

Energy Equipment & Services: 0.35%
Enterprise Products Operating LLC	3.70	6-1-2015	6,000,000	6,225,300

Oil, Gas & Consumable Fuels: 5.01%
Boardwalk Pipelines LP	5.88	11-15-2016	9,000,000	9,842,715
Colorado Interstate Gas Company	5.95	3-15-2015	8,450,000	8,863,087
Energy Transfer Partners LP	5.95	2-1-2015	3,970,000	4,151,064
Enterprise Products Operating LLC	1.25	8-13-2015	3,000,000	3,023,523
Magellan Midstream Partners LP	6.45	6-1-2014	6,929,000	7,028,577
Marathon Petroleum Corporation	3.50	3-1-2016	9,029,000	9,481,317
Maritimes & NE Pipeline Company 144A	7.50	5-31-2014	2,468,400	2,499,517
Nabors Industries Incorporated 144A	2.35	9-15-2016	10,000,000	10,239,820
ONEOK Partners LP	3.25	2-1-2016	10,000,000	10,427,210
Spectra Energy Capital LLC	5.67	8-15-2014	6,996,000	7,155,236
Valero Energy Corporation	4.75	4-1-2014	5,125,000	5,140,759
Williams Partners LP	3.80	2-15-2015	6,000,000	6,173,958
Williams Partners LP	7.25	2-1-2017	3,700,000	4,275,587

				88,302,370

Financials: 13.86%

Banks: 0.84%
Bank One Corporation	4.90	4-30-2015	4,260,000	4,462,942
US Bank NA ±	3.78	4-29-2020	10,000,000	10,341,100

				14,804,042

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets: 1.21%
Goldman Sachs Group Incorporated	5.13%	1-15-2015	$3,000,000	$3,116,844
Goldman Sachs Group Incorporated	5.63	1-15-2017	6,261,000	6,939,511
Merrill Lynch & Company	5.30	9-30-2015	1,600,000	1,705,526
Morgan Stanley	1.75	2-25-2016	5,500,000	5,594,298
Morgan Stanley	6.00	4-28-2015	3,660,000	3,880,731

				21,236,910

Consumer Finance: 4.19%
American Express Company	7.25	5-20-2014	6,000,000	6,085,716
Capital One Financial Corporation	1.00	11-6-2015	2,315,000	2,321,457
Capital One Financial Corporation	7.38	5-23-2014	7,000,000	7,105,819
Ford Motor Credit Company LLC	3.88	1-15-2015	5,000,000	5,138,270
Ford Motor Credit Company LLC	4.21	4-15-2016	5,000,000	5,322,060
Ford Motor Credit Company LLC	12.00	5-15-2015	1,000,000	1,131,531
General Motors Financial Company Incorporated	2.75	5-15-2016	9,890,000	10,082,855
Harley-Davidson Funding Corporation 144A	5.75	12-15-2014	4,866,000	5,056,163
HSBC Finance Corporation	5.50	1-19-2016	2,665,000	2,886,789
Hyundai Capital America Company 144A	3.75	4-6-2016	7,331,000	7,700,761
Nisource Finance Corporation	5.40	7-15-2014	4,797,000	4,879,902
SLM Corporation	3.88	9-10-2015	3,500,000	3,619,620
SLM Corporation	6.25	1-25-2016	3,465,000	3,742,200
Western Union Company ±	1.23	8-21-2015	8,830,000	8,895,836

				73,968,979

Diversified Financial Services: 2.70%
Bank of America Corporation	6.05	5-16-2016	8,000,000	8,803,560
Citigroup Incorporated	4.88	5-7-2015	5,589,000	5,844,635
Citigroup Incorporated	6.38	8-12-2014	3,556,000	3,647,738
JPMorgan Chase & Company	1.35	2-15-2017	5,000,000	5,020,790
PNC Funding Corporation	5.25	11-15-2015	9,221,000	9,890,426
Toll Road Investors Partnership II 144A¤	0.00	2-15-2016	6,000,000	5,549,292
UBS AG Stamford Connecticut	5.88	7-15-2016	8,000,000	8,887,544

				47,643,985

Insurance: 1.92%
American International Group Incorporated	5.05	10-1-2015	1,675,000	1,785,957
MetLife Insurance Company 144A	7.70	11-1-2015	8,500,000	9,358,109
Prudential Insurance Company 144A	8.10	7-15-2015	11,090,000	11,926,996
Unum Group 144A	6.85	11-15-2015	7,425,000	8,086,775
W.R. Berkley Corporation	5.60	5-15-2015	2,620,000	2,755,572

				33,913,409

REITs: 3.00%
American Tower Corporation	4.63	4-1-2015	7,300,000	7,593,372
ARC Properties Operating Partnership LP 144A	2.00	2-6-2017	8,755,000	8,760,927
Camden Property Trust	5.00	6-15-2015	6,490,000	6,831,374
Digital Realty Trust LP	4.50	7-15-2015	8,210,000	8,526,627
Health Care REIT Incorporated	3.63	3-15-2016	5,470,000	5,757,366
Health Care REIT Incorporated	6.20	6-1-2016	3,000,000	3,337,299
Liberty Property LP	5.65	8-15-2014	2,750,000	2,807,899
Realty Income Corporation	5.50	11-15-2015	3,833,000	4,125,316
Regency Centers LP	5.25	8-1-2015	4,788,000	5,062,860

				52,803,040

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 2.39%

Health Care Equipment & Supplies: 0.23%
CareFusion Corporation	5.13%	8-1-2014	$4,000,000	$4,073,988

Health Care Providers & Services: 1.53%
Cardinal Health Incorporated	5.80	10-15-2016	4,500,000	5,045,184
Express Scripts Holding Company	2.10	2-12-2015	8,160,000	8,273,767
Express Scripts Holding Company	2.75	11-21-2014	1,745,000	1,773,105
Providence Health & Services Company ±	1.05	10-1-2016	12,000,000	11,936,352

				27,028,408

Life Sciences Tools & Services: 0.63%
Life Technologies Corporation	4.40	3-1-2015	5,830,000	6,040,358
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	5,000,000	5,000,535

				11,040,893

Industrials: 2.63%

Aerospace & Defense: 0.52%
L-3 Communications Corporation	3.95	11-15-2016	8,590,000	9,143,273

Air Freight & Logistics: 0.19%
Fedex Express Corporation 1998 Pass Through Certificates	7.02	1-15-2016	3,295,054	3,459,807

Commercial Services & Supplies: 0.64%
Penske Truck Leasing Company LP 144A	2.50	7-11-2014	2,000,000	2,013,248
Penske Truck Leasing Company LP 144A	2.50	3-15-2016	2,720,000	2,797,743
Penske Truck Leasing Company LP 144A	3.13	5-11-2015	6,310,000	6,486,087

				11,297,078

Machinery: 0.50%
CNH Capital LLC	3.25	2-1-2017	5,240,000	5,318,600
CNH Capital LLC	3.88	11-1-2015	3,355,000	3,451,456

				8,770,056

Road & Rail: 0.78%
Erac USA Finance LLC 144A	1.40	4-15-2016	1,024,000	1,032,076
Erac USA Finance LLC 144A	2.75	3-15-2017	750,000	773,012
Erac USA Finance LLC 144A	5.90	11-15-2015	1,020,000	1,105,531
GATX Corporation	4.75	5-15-2015	5,442,000	5,699,554
Ryder System Incorporated	3.15	3-2-2015	5,000,000	5,123,295

				13,733,468

Information Technology: 2.38%

Electronic Equipment, Instruments & Components: 0.97%
Agilent Technologies Incorporated	5.50	9-14-2015	7,456,000	7,991,848
Arrow Electronics Incorporated	3.38	11-1-2015	8,800,000	9,105,175

				17,097,023

Software: 0.35%
CA Incorporated	6.13	12-1-2014	6,000,000	6,243,906

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Technology Hardware, Storage & Peripherals: 1.06%
Hewlett-Packard Company	6.13%	3-1-2014	$9,257,000	$9,257,000
Xerox Corporation	6.40	3-15-2016	2,950,000	3,262,591
Xerox Corporation	8.25	5-15-2014	6,000,000	6,085,440

				18,605,031

Materials: 1.04%

Chemicals: 0.57%
Eastman Chemical Company	3.00	12-15-2015	9,760,000	10,120,368

Paper & Forest Products: 0.47%
Georgia-Pacific LLC	7.70	6-15-2015	7,570,000	8,240,604

Telecommunication Services: 2.62%

Diversified Telecommunication Services: 2.62%
Alltel Corporation	7.00	3-15-2016	1,000,000	1,119,037
AT&T Incorporated	0.88	2-13-2015	6,976,000	7,005,446
Crown Castle Towers LLC 144A	3.21	8-15-2035	8,061,000	8,217,448
Qwest Corporation	7.50	10-1-2014	8,609,000	8,922,325
SBA Tower Trust 144A	4.25	4-15-2040	10,090,000	10,203,482
Verizon Communications Incorporated	0.70	11-2-2015	2,325,000	2,326,862
Verizon Communications Incorporated	2.50	9-15-2016	8,000,000	8,302,600

				46,097,200

Utilities: 3.58%

Electric Utilities: 2.44%
Ameren Corporation	8.88	5-15-2014	8,000,000	8,127,688
Dayton Power & Light Company 144A	1.88	9-15-2016	9,000,000	9,161,811
Exelon Corporation	4.90	6-15-2015	2,000,000	2,100,824
ITC Holdings Corporation 144A	5.88	9-30-2016	7,000,000	7,725,788
LG&E & KU Energy LLC	2.13	11-15-2015	7,635,000	7,782,638
Nextera Energy Capital Holdings Incorporated	1.34	9-1-2015	7,000,000	7,060,802
PECO Energy Company	5.00	10-1-2014	1,000,000	1,025,630

				42,985,181

Gas Utilities: 0.33%
Atmos Energy Corporation	4.95	10-15-2014	5,640,000	5,789,466

Multi-Utilities: 0.81%
CMS Energy Corporation	4.25	9-30-2015	6,901,000	7,271,411
DTE Energy Company	6.35	6-1-2016	6,250,000	6,980,768

				14,252,179

Total Corporate Bonds and Notes (Cost $718,725,713)				721,155,318

Municipal Obligations: 5.55%

California: 1.63%
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue) ±144A	0.55	8-1-2023	14,000,000	14,000,000
California PCFA Waste Management Services Incorporated Series A1 (Resource Recovery Revenue) ±	1.88	4-1-2025	4,000,000	4,042,680
California Public Works Board Lease Series E (Miscellaneous Revenue)	3.68	12-1-2015	5,000,000	5,183,800
Irvine Ranch CA Water District (Water & Sewer Revenue)	2.39	3-15-2014	5,535,000	5,539,483

				28,765,963

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Connecticut: 0.44%
Connecticut Series A (GO)	5.46%	3-1-2019	$7,090,000	$7,699,315

Florida: 0.16%
Miami-Dade County FL IDA Waste Management Incorporated Florida Project (Resource Recovery Revenue) ±	2.63	8-1-2023	2,800,000	2,819,068

Illinois: 0.58%
Illinois (GO)	4.42	1-1-2015	9,865,000	10,174,169

Michigan: 0.13%
Michigan Housing Development Authority Series A (Housing Revenue) ±	0.81	12-1-2014	2,300,000	2,300,230

Minnesota: 0.08%
Minnesota Tobacco Securitization Authority Series A (Tobacco Revenue)	2.64	3-1-2014	1,500,000	1,500,285

New York: 0.67%
Dutchess County NY Local Development Corporation (Health Revenue)	1.35	7-1-2014	1,775,000	1,779,296
Suffolk County NY TAN Series I (GO)	1.50	8-14-2014	10,000,000	10,053,900

				11,833,196

Pennsylvania: 0.46%
Bucks County PA IDA (Resource Recovery Revenue) ±	1.38	12-1-2022	1,000,000	1,002,990
Pennsylvania EDFA Waste Management Incorporated (Resource Recovery Revenue) ±	0.50	8-1-2045	4,000,000	4,000,000
Philadelphia PA School District Series C (GO, AGM Insured)	4.66	7-1-2014	3,145,000	3,183,023

				8,186,013

South Carolina: 0.63%
South Carolina Jobs EDA Waste Management South Carolina Incorporated Project (Resource Recovery Revenue) ±	1.88	11-1-2016	2,500,000	2,516,925
South Carolina Public Service Authority Series D (GO) ±	1.03	6-1-2015	8,500,000	8,537,740

				11,054,665

Texas: 0.77%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Industrial Development Revenue) §	0.28	11-1-2040	1,500,000	1,500,000
Port Arthur TX Navigation District Motiva Enterprises Project Series B (Resource Recovery Revenue) §	0.28	12-1-2039	12,000,000	12,000,000

				13,500,000

Total Municipal Obligations (Cost $97,508,229)				97,832,904

Non-Agency Mortgage Backed Securities: 10.14%
Bank of America Commercial Mortgage Incorporated Series 2004-3 Class A5 ±	5.35	6-10-2039	3,020,500	3,026,284
Bank of America Commercial Mortgage Incorporated Series 2004-5 Class A4 ±	4.94	11-10-2041	4,832,880	4,879,073
Bank of America Commercial Mortgage Incorporated Series 2007-3 Class A1A ±	5.62	6-10-2049	1,208,596	1,317,016
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.63	10-20-2032	2,560	2,603
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PW10 Class A4 ±	5.41	12-11-2040	7,430,805	7,827,721
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 9 Class A4A	4.87	9-11-2042	5,850,000	6,118,609

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12%	2-11-2041	$5,270,000	$5,437,702
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	6-11-2041	6,178,136	6,410,557
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-T18 Class A4 ±	4.93	2-13-2042	5,589,675	5,766,247
Bear Stearns Commercial Mortgage Securities Incorporated Series 2007-PWR15 Class A4	5.33	2-11-2044	2,606,376	2,842,444
Citigroup Commercial Mortgage Trust Series 2004-C1 Class A4 ±	5.35	4-15-2040	2,786,859	2,798,021
Citigroup/Deutsche Bank Commercial Mortgage Trust Pass-Through Certificate Series 2005-CD1 Class A4 ±	5.22	7-15-2044	3,675,000	3,879,543
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	93,803	103,801
Commercial Mortgage Trust Pass-Through Ceriificate Series 2005-C6 Class A5A ±	5.12	6-10-2044	5,578,231	5,851,782
Commercial Mortgage Trust Series 2010-C1 Class A1 144A	3.16	7-10-2046	8,321,921	8,549,018
Commercial Mortgage Trust Series 2013-FL3 Class B ±144A	2.15	10-13-2028	9,000,000	9,014,373
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.08	6-19-2031	625,680	626,957
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	1.93	6-19-2031	285,418	286,799
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.27	9-25-2034	210,425	181,445
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-C3 Class A5 ±	5.11	7-15-2036	2,671,217	2,693,263
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A4	4.69	7-15-2037	5,747,000	5,928,691
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	2,850,000	2,979,732
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47	9-15-2039	5,155,542	5,614,035
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	8,958,064	9,755,466
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±	3.34	1-25-2022	107,035	109,399
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 ±	1.93	1-25-2021	34,742	35,396
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.28	9-25-2033	731,378	701,307
GE Capital Commercial Mortgage Corporation Series 2004-C3 Class A4 ±	5.19	7-10-2039	2,860,820	2,883,703
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	5,430,000	5,672,965
GSMPS Mortgage Loan Trust Series 1998-1 Class A ±144A	8.00	9-19-2027	88,035	89,868
Housing Securities Incorporated Series 1992-8 Class E ±	3.56	6-25-2024	142,544	143,975
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP6 Class A4 ±	5.48	4-15-2043	1,752,503	1,887,549
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class A4 ±	5.87	4-15-2045	2,200,000	2,403,773
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A4	4.74	2-15-2030	5,083,167	5,216,270
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C5 Class 4	4.95	9-15-2030	4,838,066	5,049,015
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C2 Class A3	5.43	2-15-2040	2,941,736	3,252,078
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.50	10-25-2032	19,635	19,753
Morgan Stanley Capital I Series 2005-IQ10 Class A4A ±	5.23	9-15-2042	5,905,784	6,190,266
Morgan Stanley Capital I Series 2005-T19 Class A4A	4.89	6-12-2047	4,828,715	5,040,222
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12-12-2049	7,800,000	8,752,302
Morgan Stanley Dean Witter Capital I Series 2005-IQ9 Class A5	4.70	7-15-2056	919,389	936,906
Morgan Stanley Mortgage Trust Series 35 Class 2 ±(w)(i)	15,333.50	4-20-2021	16	2,680
NCUA Guaranteed Notes Series 2010-C1 Class A1	1.60	10-29-2020	5,831,414	5,876,526
NCUA Guaranteed Notes Series 2010-C1 Class APT	2.65	10-29-2020	4,840,023	4,992,484
NCUA Guaranteed Notes Series 2010-R1 Class 2A	1.84	10-7-2020	688,442	694,434
Prudential Home Mortgage Securities Series 1988-1 Class A ±	2.43	4-25-2018	21,350	21,746
Resecuritization Mortgage Trust Series 1998-B Class A ±144A	0.40	4-26-2021	9,822	9,233
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±	2.24	11-25-2020	409,869	419,787
SCG Trust Series 2013-SRP1 Class A ±144A	1.55	11-15-2026	7,500,000	7,507,763
Springleaf Mortgage Loan Trust Series 2012-2A Class A ±144A	2.22	10-25-2057	2,541,616	2,587,538
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±	9.54	10-25-2024	148,873	156,040

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.68%	2-25-2028	$268,125	$263,931
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.12	12-25-2034	34,215	32,684
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A1	1.01	5-10-2063	4,887,830	4,908,950
Wilshire Funding Corporation Series 1996-3 Class M2 ±	5.76	8-25-2032	160,222	157,168
Wilshire Funding Corporation Series 1996-3 Class M3 ±	5.76	8-25-2032	143,574	137,968
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	695,373	638,021

Total Non-Agency Mortgage Backed Securities (Cost $178,558,191)				178,682,882

Yankee Corporate Bonds and Notes: 14.41%

Consumer Discretionary: 0.58%

Auto Components: 0.23%
Autoliv Incorporated	3.85	4-30-2014	4,000,000	4,008,144

Diversified Consumer Services: 0.35%
Anglo American Capital Company 144A	9.38	4-8-2014	6,130,000	6,177,550

Consumer Staples: 1.23%

Food & Staples Retailing: 0.82%
FBG Finance Limited 144A	5.13	6-15-2015	5,900,000	6,222,022
Tesco plc 144A	2.70	1-5-2017	8,000,000	8,281,992

				14,504,014

Food Products: 0.41%
Tate & Lyle International Finance plc 144A	5.00	11-15-2014	7,000,000	7,193,830

Energy: 2.15%

Energy Equipment & Services: 0.50%
Ensco plc	3.25	3-15-2016	8,380,000	8,774,597

Oil, Gas & Consumable Fuels: 1.65%
Husky Energy Incorporated	5.90	6-15-2014	8,640,000	8,770,395
Petrobras International Finance Company	2.88	2-6-2015	7,000,000	7,087,500
Petroleos Mexicanos Company	4.88	3-15-2015	6,930,000	7,198,538
Woodside Finance Limited 144A	8.13	3-1-2014	6,000,000	6,000,000

				29,056,433

Financials: 6.74%

Banks: 4.59%
ABN AMRO Bank NV 144A	1.38	1-22-2016	9,815,000	9,912,914
ANZ New Zealand International Limited 144A	1.13	3-24-2016	4,000,000	4,015,532
Bank Nederlandse Gemeenten	5.00	5-16-2014	14,000,000	14,132,636
Bank of Montreal 144A	1.30	10-31-2014	5,500,000	5,538,517
Banque Federative du Credit Mutuel SA 144A	1.70	1-20-2017	8,150,000	8,174,450
ING Bank NV 144A	1.38	3-7-2016	8,000,000	8,036,648
Macquarie Bank Limited 144A	3.45	7-27-2015	5,000,000	5,171,820
Nordea Eiendomskreditt 144A	1.88	4-7-2014	12,500,000	12,518,250
Royal Bank of Scotland plc	3.95	9-21-2015	3,000,000	3,140,145
Westpac Banking Corporation 144A	5.30	10-15-2015	4,040,000	4,296,677
Xstrata Finance Canada Limited 144A	2.85	11-10-2014	6,000,000	6,074,928

				81,012,517

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services: 0.82%
Abbey National Treasury Services plc 144A	3.88%	11-10-2014	$4,400,000	$4,501,411
WPP Finance	8.00	9-15-2014	9,533,000	9,900,821

				14,402,232

Insurance: 1.03%
Allied World Assurance Company Holdings AG	7.50	8-1-2016	9,252,000	10,570,105
Endurance Specialty Holdings Limited	6.15	10-15-2015	7,130,000	7,655,067

				18,225,172

Thrifts & Mortgage Finance: 0.30%
Korea Finance Corporation	3.25	9-20-2016	5,000,000	5,254,365

Information Technology: 0.19%

Semiconductors & Semiconductor Equipment: 0.19%
TSMC Global Limited 144A	0.95	4-3-2016	3,385,000	3,352,446

Materials: 1.08%

Construction Materials: 0.46%
Lafarge SA 144A	6.20	7-9-2015	7,720,000	8,163,900

Metals & Mining: 0.62%
ArcelorMittal	9.50	2-15-2015	5,450,000	5,845,125
Rio Tinto Finance USA Limited	8.95	5-1-2014	5,000,000	5,066,015

				10,911,140

Telecommunication Services: 1.78%

Diversified Telecommunication Services: 1.55%
Deutsche Telekom International Finance Company 144A	3.13	4-11-2016	10,290,000	10,753,914
Rogers Cable Incorporated	5.50	3-15-2014	2,000,000	2,002,828
Telefonica Emisiones SAU	6.42	6-20-2016	7,500,000	8,345,948
Telefonos de Mexico SA	5.50	1-27-2015	6,000,000	6,210,000

				27,312,690

Wireless Telecommunication Services: 0.23%
America Movil SAB de CV ±	1.24	9-12-2016	4,000,000	4,053,908

Utilities: 0.66%

Independent Power & Renewable Electricity Producers: 0.66%
TransAlta Corporation	4.75	1-15-2015	11,217,000	11,587,183

Total Yankee Corporate Bonds and Notes (Cost $252,572,355)				253,990,121

	Yield		Shares
Short-Term Investments: 3.49%

Investment Companies: 3.39%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07		59,839,038	59,839,038

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Yield	Maturity date	Principal	Value

U.S. Treasury Securities: 0.10%
U.S. Treasury Bill (z)#	0.02%	3-20-2014	$1,750,000	$1,749,976

Total Short-Term Investments (Cost $61,588,989)				61,589,014

Total investments in securities
(Cost $1,739,539,516)*	99.07%	1,746,402,717
Other assets and liabilities, net	0.93	16,430,246

Total net assets	100.00%	$1,762,832,963

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis.

¤	Security issued in zero coupon form with no periodic interest payments.

§	Security is subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security

(w)	This security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to amandatory cap of 15,573.5% and a mandatory floor of 11%.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(z)	Zero coupon security. Rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,739,078,990 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,722,053
Gross unrealized depreciation	(2,398,326)

Net unrealized appreciation	$7,323,727

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2014 (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	23

Assets
Investments
In unaffiliated securities, at value (see cost below)	$1,686,563,679
In affiliated securities, at value (see cost below)	59,839,038

Total investments, at value (see cost below)	1,746,402,717
Cash	3,354,221
Receivable for investments sold	1,420,000
Principal paydown receivable	3,706,435
Receivable for Fund shares sold	8,723,182
Receivable for interest	11,250,293
Receivable for daily variation margin on open futures contracts	202,518
Prepaid expenses and other assets	89,197

Total assets	1,775,148,563

Liabilities
Dividends payable	835,652
Payable for investments purchased	6,345,826
Payable for Fund shares redeemed	4,361,728
Advisory fee payable	295,568
Distribution fees payable	6,421
Due to other related parties	238,043
Accrued expenses and other liabilities	232,362

Total liabilities	12,315,600

Total net assets	$1,762,832,963

NET ASSETS CONSIST OF
Paid-in capital	$1,866,290,411
Overdistributed net investment income	(1,016,381)
Accumulated net realized losses on investments	(108,916,467)
Net unrealized gains on investments	6,475,400

Total net assets	$1,762,832,963

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$181,030,577
Shares outstanding – Class A	21,189,773
Net asset value per share – Class A	$8.54
Maximum offering price per share – Class A2	$8.71
Net assets – Class C	$10,428,880
Shares outstanding – Class C	1,221,834
Net asset value per share – Class C	$8.54
Net assets – Administrator Class	$116,036,206
Shares outstanding – Administrator Class	13,632,159
Net asset value per share – Administrator Class	$8.51
Net assets – Institutional Class	$1,130,915,287
Shares outstanding – Institutional Class	132,446,202
Net asset value per share – Institutional Class	$8.54
Net assets – Investor Class	$324,422,013
Shares outstanding – Investor Class	37,962,698
Net asset value per share – Investor Class	$8.55

Investments in unaffiliated securities, at cost	$1,679,700,478

Investments in affiliated securities, at cost	$59,839,038

Total investments, at cost	$1,739,539,516

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Ultra Short-Term Income Fund	Statement of operations—six months ended February 28, 2014 (unaudited)

Investment income
Interest**	$11,842,698
Income from affiliated securities	42,620
Securities lending income, net	1,546

Total investment income	11,886,864

Expenses
Advisory fee	2,679,692
Administration fees
Fund level	431,560
Class A	134,438
Class C	8,765
Administrator Class	62,815
Institutional Class	438,123
Investor Class	309,983
Shareholder servicing fees
Class A	210,060
Class C	13,696
Administrator Class	156,650
Investor Class	407,633
Distribution fees
Class C	41,088
Custody and accounting fees	46,078
Professional fees	36,397
Registration fees	50,018
Shareholder report expenses	52,269
Trustees’ fees and expenses	6,056
Other fees and expenses	17,065

Total expenses	5,102,386
Less: Fee waivers and/or expense reimbursements	(981,524)

Net expenses	4,120,862

Net investment income	7,766,002

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,724,421
Futures transactions	(4,722,183)

Net realized losses on investments	(2,997,762)

Net change in unrealized gains (losses) on:
Unaffiliated securities	6,550,570
Futures transactions	72,725

Net change in unrealized gains (losses) on investments	6,623,295

Net realized and unrealized gains (losses) on investments	3,625,533

Net increase in net assets resulting from operations	$11,391,535

** Net of foreign interest withholding taxes in the amount of	$578

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Ultra Short-Term Income Fund	25

	Six months ended February 28, 2014 (unaudited)		Year ended August 31, 2013

Operations
Net investment income		$7,766,002		$11,503,650
Net realized losses on investments		(2,997,762)		(234,972)
Net change in unrealized gains (losses) on investments		6,623,295		(3,619,071)

Net increase in net assets resulting from operations		11,391,535		7,649,607

Distributions to shareholders from
Net investment income
Class A		(628,048)		(1,173,593)
Class C		(2,957)		(5,744)
Administrator Class		(562,652)		(902,787)
Institutional Class		(6,025,382)		(7,274,377)
Investor Class		(1,169,750)		(2,478,423)

Total distributions to shareholders		(8,388,789)		(11,834,924)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,128,557	77,934,305	19,035,708	162,795,928
Class C	98,403	839,441	361,139	3,086,464
Administrator Class	7,906,377	67,258,913	19,412,067	165,243,754
Institutional Class	102,372,291	873,555,924	151,122,150	1,291,229,934
Investor Class	5,045,081	43,088,037	11,705,065	100,154,971

		1,062,676,620		1,722,511,051

Reinvestment of distributions
Class A	72,159	616,019	134,732	1,152,206
Class C	333	2,841	655	5,604
Administrator Class	35,176	299,156	66,524	566,898
Institutional Class	302,703	2,582,951	455,243	3,890,255
Investor Class	131,046	1,119,395	272,097	2,328,027

		4,620,362		7,942,990

Payment for shares redeemed
Class A	(6,580,232)	(56,178,770)	(17,716,568)	(151,488,125)
Class C	(268,370)	(2,289,037)	(718,484)	(6,146,290)
Administrator Class	(11,434,114)	(97,240,981)	(14,537,285)	(123,830,546)
Institutional Class	(87,132,153)	(743,545,574)	(103,476,714)	(884,571,432)
Investor Class	(6,328,983)	(54,052,069)	(13,992,732)	(119,750,034)

		(953,306,431)		(1,285,786,427)

Net increase in net assets resulting from capital share transactions		113,990,551		444,667,614

Total increase in net assets		116,993,297		440,482,297

Net assets
Beginning of period		1,645,839,666		1,205,357,369

End of period		$1,762,832,963		$1,645,839,666

Overdistributed net investment income		$(1,016,381)		$(393,594)

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
CLASS A		2013	2012	2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$8.53	$8.55	$8.52	$8.52	$8.48	$8.03	$8.71
Net investment income	0.03	0.06	0.10	0.10	0.04	0.17	0.31
Net realized and unrealized gains (losses) on investments	0.01	(0.02)	0.03	0.02	0.04	0.48	(0.68)

Total from investment operations	0.04	0.04	0.13	0.12	0.08	0.65	(0.37)
Distributions to shareholders from
Net investment income	(0.03)	(0.06)	(0.10)	(0.12)	(0.04)	(0.20)	(0.31)
Net asset value, end of period	$8.54	$8.53	$8.55	$8.52	$8.52	$8.48	$8.03
Total return[3]	0.49%	0.52%	1.47%	1.37%	0.94%	8.22%	(4.27)%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.83%	0.88%	0.87%	0.88%	0.91%	0.93%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	0.68%	0.72%	1.11%	1.17%	1.62%	1.98%	3.70%
Supplemental data
Portfolio turnover rate	25%	56%	61%	60%	9%	45%	32%
Net assets, end of period (000s omitted)	$181,031	$158,363	$146,400	$160,768	$208,845	$154,016	$44,163

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Ultra Short-Term Income Fund	27

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
CLASS C		2013	2012	2011	2010[1]	2010	2009[2]
Net asset value, beginning of period	$8.52	$8.55	$8.52	$8.52	$8.48	$8.03	$8.57
Net investment income (loss)	(0.00)[3]	(0.00)[3]	0.03	0.04	0.02	0.12	0.21
Net realized and unrealized gains (losses) on investments	0.02	(0.03)	0.03	0.01	0.04	0.47	(0.54)

Total from investment operations	0.02	(0.03)	0.06	0.05	0.06	0.59	(0.33)
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.03)	(0.05)	(0.02)	(0.14)	(0.21)
Net asset value, end of period	$8.54	$8.52	$8.55	$8.52	$8.52	$8.48	$8.03
Total return[4]	0.26%	(0.31)%	0.71%	0.61%	0.75%	7.41%	(3.85)%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.59%	1.63%	1.62%	1.63%	1.67%	1.64%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	(0.07)%	(0.02)%	0.37%	0.43%	0.88%	1.30%	2.77%
Supplemental data
Portfolio turnover rate	25%	56%	61%	60%	9%	45%	32%
Net assets, end of period (000s omitted)	$10,429	$11,859	$14,951	$19,117	$21,226	$16,519	$4,775

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	For the period from July 18, 2008 (commencement of class operations) to May 31, 2009

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$8.50	$8.52	$8.48	$8.48	$8.45	$8.00	$8.68
Net investment income	0.04	0.07	0.11	0.11	0.04	0.19	0.32
Net realized and unrealized gains (losses) on investments	0.01	(0.01)	0.04	0.02	0.03	0.46	(0.68)

Total from investment operations	0.05	0.06	0.15	0.13	0.07	0.65	(0.36)
Distributions to shareholders from
Net investment income	(0.04)	(0.08)	(0.11)	(0.13)	(0.04)	(0.20)	(0.32)
Net asset value, end of period	$8.51	$8.50	$8.52	$8.48	$8.48	$8.45	$8.00
Total return[2]	0.56%	0.67%	1.74%	1.52%	0.86%	8.41%	(4.15)%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.77%	0.82%	0.79%	0.79%	0.81%	0.81%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	0.83%	0.87%	1.26%	1.33%	1.65%	2.32%	3.77%
Supplemental data
Portfolio turnover rate	25%	56%	61%	60%	9%	45%	32%
Net assets, end of period (000s omitted)	$116,036	$145,498	$103,810	$107,449	$205,587	$82,835	$59,184

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Ultra Short-Term Income Fund	29

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
INSTITUTIONAL CLASS		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$8.52	$8.55	$8.51	$8.51	$8.48	$8.03	$8.71
Net investment income	0.04	0.09	0.13	0.13	0.04	0.19	0.33
Net realized and unrealized gains (losses) on investments	0.03	(0.03)	0.04	0.02	0.04	0.49	(0.67)

Total from investment operations	0.07	0.06	0.17	0.15	0.08	0.68	(0.34)
Distributions to shareholders from
Net investment income	(0.05)	(0.09)	(0.13)	(0.15)	(0.05)	(0.23)	(0.34)
Net asset value, end of period	$8.54	$8.52	$8.55	$8.51	$8.51	$8.48	$8.03
Total return[2]	0.78%	0.75%	1.94%	1.72%	1.03%	8.48%	(3.93)%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.50%	0.55%	0.54%	0.54%	0.57%	0.59%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.03%	1.07%	1.46%	1.50%	2.01%	2.26%	4.09%
Supplemental data
Portfolio turnover rate	25%	56%	61%	60%	9%	45%	32%
Net assets, end of period (000s omitted)	$1,130,915	$996,437	$588,228	$596,838	$260,747	$197,087	$27,680

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2014 (unaudited)	Year ended August 31				Year ended May 31
INVESTOR CLASS		2013	2012	2011	2010[1]	2010	2009
Net asset value, beginning of period	$8.53	$8.56	$8.52	$8.52	$8.48	$8.03	$8.71
Net investment income	0.03	0.06	0.09	0.10	0.04	0.18	0.31
Net realized and unrealized gains (losses) on investments	0.02	(0.03)	0.04	0.01	0.04	0.47	(0.68)

Total from investment operations	0.05	0.03	0.13	0.11	0.08	0.65	(0.37)
Distributions to shareholders from
Net investment income	(0.03)	(0.06)	(0.09)	(0.11)	(0.04)	(0.20)	(0.31)
Net asset value, end of period	$8.55	$8.53	$8.56	$8.52	$8.52	$8.48	$8.03
Total return[2]	0.59%	0.37%	1.56%	1.34%	0.93%	8.18%	(4.32)%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.87%	0.91%	0.90%	0.92%	0.98%	0.99%
Net expenses	0.73%	0.73%	0.73%	0.73%	0.74%	0.75%	0.75%
Net investment income	0.65%	0.69%	1.08%	1.15%	1.66%	2.16%	3.69%
Supplemental data
Portfolio turnover rate	25%	56%	61%	60%	9%	45%	32%
Net assets, end of period (000s omitted)	$324,422	$333,684	$351,969	$384,998	$436,991	$453,772	$423,039

1.	For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	31

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Ultra Short-Term Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

32	Wells Fargo Advantage Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	33

As of August 31, 2013, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

						No expiration
2014	2015	2016	2017	2018	2019	Short-term	Long-term
$25,866,042	$2,154,408	$8,848,032	$35,029,445	$7,738,751	$7,448,920	$870,403	$18,423,230

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$259,493,852	$0	$259,493,852
Asset-backed securities	0	173,658,626	0	173,658,626
Corporate bonds and notes	0	721,155,318	0	721,155,318
Municipal obligations	0	97,832,904	0	97,832,904
Non-agency mortgage backed securities	0	178,682,882	0	178,682,882
Yankee corporate bonds and notes	0	253,990,121	0	253,990,121
Short-term investments
Investment companies	59,839,038	0	0	59,839,038
U.S. Treasury securities	1,749,976	0	0	1,749,976
	$61,589,014	$1,684,813,703	$0	$1,746,402,717

34	Wells Fargo Advantage Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

As of February 28, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)		Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts	$(387,801	)*	$0	$0	$(387,801)

*	Amount represents the net unrealized losses.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended February 28, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.225% as the average daily net assets of the Fund increase. Prior to January 1, 2014, Funds Management was entitled to receive an annual advisory fee which started at 0.35% and declined to 0.25% as the average daily net assets of the Fund increased. For the six months ended February 28, 2014, the advisory fee was equivalent to an annual rate of 0.31% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.55% for Administrator Class shares, 0.35% for Institutional Class shares, and 0.73% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended February 28, 2014, Wells Fargo Funds Distributor, LLC received $855 from the sale of Class A shares and $550 in contingent deferred sales charges from redemptions of Class C shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	35

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2014 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$144,880,519	$722,751,036	$17,852,902	$382,855,572

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2014, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2014, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2014	Unrealized losses
6-30-2014	JPMorgan	2,149 Short	2-Year U.S. Treasury Notes	$472,511,375	$(138,396)
6-30-2014	JPMorgan	1,110 Short	5-Year U.S. Treasury Notes	133,043,906	(249,405)

The Fund had an average notional amount of $687,303,411 in short futures contracts during the six months ended February 28, 2014.

On August 31, 2013, the cumulative unrealized losses on futures contracts in the amount of $387,801 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount
Futures - variation margin	JPMorgan	$202,518	$0	$0	$202,518

36	Wells Fargo Advantage Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended February 28, 2014, the Fund paid $930 in commitment fees.

For the six months ended February 28, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	37

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

38	Wells Fargo Advantage Ultra Short-Term Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Ultra Short-Term Income Fund	39

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

40	Wells Fargo Advantage Ultra Short-Term Income Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

223537 04-14 SA223/SAR223 02-14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for Wells Fargo Advantage Adjustable Rate Government Fund and Wells Fargo Advantage Government Securities Fund, are filed under this Item.

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 96.73%
Federal Agricultural Mortgage Corporation Series 2000-A Class A ±	1.22%	12-15-2039	$239,106	$241,657
FHLMC ±	1.79	2-1-2037	17,373	18,550
FHLMC ±	1.97	3-15-2024	1,292,404	1,337,115
FHLMC ±	2.00	1-1-2023	63,394	65,719
FHLMC ±	2.03	2-1-2037	738,290	781,231
FHLMC ±	2.04	5-1-2035	1,296,295	1,365,287
FHLMC ±	2.05	5-1-2028	373,780	399,379
FHLMC ±	2.05	6-1-2037	1,614,558	1,697,251
FHLMC ±	2.07	1-1-2037	3,802,249	4,055,890
FHLMC ±	2.10	1-1-2024	39,770	39,347
FHLMC ±	2.11	6-1-2024	11,754	12,646
FHLMC ±	2.11	11-1-2034	1,056,904	1,118,394
FHLMC ±	2.12	7-1-2034	15,455,947	16,396,359
FHLMC ±	2.13	5-1-2019	7,931	8,048
FHLMC ±	2.14	6-1-2020	2,418	2,428
FHLMC ±	2.14	5-1-2020	748	762
FHLMC ±	2.14	5-1-2020	1,583	1,591
FHLMC ±	2.16	3-1-2025	142,195	146,566
FHLMC ±	2.19	7-1-2024	54,514	56,586
FHLMC ±	2.20	8-1-2033	3,211,459	3,432,547
FHLMC ±	2.21	1-1-2030	8,973	9,383
FHLMC ±	2.21	1-1-2030	15,487	16,324
FHLMC ±	2.21	7-1-2030	202,074	214,470
FHLMC ±	2.21	6-1-2035	4,349,576	4,598,981
FHLMC ±	2.21	9-1-2016	4,756	4,826
FHLMC ±	2.21	11-1-2016	102,610	106,891
FHLMC ±	2.21	7-1-2018	2,766	2,822
FHLMC ±	2.21	1-1-2019	7,981	8,359
FHLMC ±	2.21	2-1-2019	14,050	14,724
FHLMC ±	2.21	7-1-2030	27,963	29,436
FHLMC ±	2.21	2-1-2035	476,362	500,640
FHLMC ±	2.23	1-1-2030	33,016	35,322
FHLMC ±	2.23	2-1-2035	1,857,996	1,954,795
FHLMC ±	2.24	12-1-2017	5,783	5,768
FHLMC ±	2.25	12-1-2017	20,669	21,688
FHLMC ±	2.25	5-1-2018	1,004	1,052
FHLMC ±	2.25	6-1-2018	12,640	13,237
FHLMC ±	2.25	9-1-2018	2,351	2,481
FHLMC ±	2.26	7-1-2019	1,991	2,004
FHLMC ±	2.29	6-1-2033	827,310	878,637
FHLMC ±	2.29	10-1-2037	2,001,321	2,142,816
FHLMC ±	2.29	11-1-2030	1,339,033	1,382,660
FHLMC ±	2.30	8-1-2034	2,311,984	2,461,318
FHLMC ±	2.30	8-1-2036	5,351,546	5,706,625
FHLMC ±	2.30	4-1-2023	487,850	503,656
FHLMC ±	2.33	7-1-2036	887,079	945,996
FHLMC ±	2.33	6-1-2037	9,380,789	10,028,693
FHLMC ±	2.34	10-1-2033	3,083,152	3,279,438
FHLMC ±	2.34	10-1-2033	762,520	811,065
FHLMC ±	2.34	10-1-2033	1,559,207	1,658,473

2	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.34%	8-1-2036	$4,831,244	$5,166,803
FHLMC ±	2.35	8-1-2033	694,966	739,737
FHLMC ±	2.35	12-1-2034	1,051,105	1,118,356
FHLMC ±	2.35	1-1-2033	1,473,746	1,557,525
FHLMC ±	2.35	7-1-2036	6,443,555	6,913,967
FHLMC ±	2.35	10-1-2033	67,871	70,448
FHLMC ±	2.35	2-1-2034	2,041,105	2,174,495
FHLMC ±	2.35	4-1-2034	1,517,567	1,618,109
FHLMC ±	2.35	1-1-2035	609,990	644,927
FHLMC ±	2.35	9-1-2035	3,317,877	3,558,659
FHLMC ±	2.35	5-1-2032	79,490	81,072
FHLMC ±	2.35	5-1-2034	4,319,163	4,614,541
FHLMC ±	2.35	3-1-2035	8,489,037	9,081,562
FHLMC ±	2.36	4-1-2034	1,269,673	1,354,003
FHLMC ±	2.36	6-1-2037	9,953,786	10,546,164
FHLMC ±	2.36	9-1-2035	9,215,208	9,808,292
FHLMC ±	2.36	10-1-2030	19,095	20,234
FHLMC ±	2.36	7-1-2034	312,924	332,592
FHLMC ±	2.36	5-1-2038	3,543,369	3,796,142
FHLMC ±	2.36	1-1-2036	3,736,556	3,978,987
FHLMC ±	2.36	2-1-2036	1,618,364	1,734,557
FHLMC ±	2.36	5-1-2036	3,391,197	3,589,398
FHLMC ±	2.37	12-1-2032	4,898,171	5,246,576
FHLMC ±	2.37	6-1-2035	4,264,100	4,537,822
FHLMC ±	2.37	12-1-2036	736,466	780,874
FHLMC ±	2.37	11-1-2035	2,726,041	2,905,014
FHLMC ±	2.37	11-1-2022	438,674	451,905
FHLMC ±	2.37	3-1-2027	322,973	346,260
FHLMC ±	2.37	4-1-2035	4,350,442	4,665,009
FHLMC ±	2.37	2-1-2036	1,719,860	1,830,754
FHLMC ±	2.37	5-1-2036	2,639,195	2,816,418
FHLMC ±	2.37	11-1-2036	2,187,449	2,329,630
FHLMC ±	2.37	8-1-2035	1,167,775	1,242,935
FHLMC ±	2.37	8-1-2035	5,512,763	5,905,656
FHLMC ±	2.38	12-1-2032	2,810,180	2,967,229
FHLMC ±	2.38	9-1-2033	547,025	579,883
FHLMC ±	2.38	4-1-2034	5,646,486	6,045,237
FHLMC ±	2.38	5-1-2034	1,240,309	1,322,715
FHLMC ±	2.38	5-1-2034	183,881	195,503
FHLMC ±	2.38	9-1-2034	1,319,035	1,420,628
FHLMC ±	2.38	2-1-2035	3,232,702	3,443,448
FHLMC ±	2.38	7-1-2035	5,309,911	5,678,538
FHLMC ±	2.38	8-1-2035	9,588,365	10,245,818
FHLMC ±	2.38	9-1-2035	14,560,655	15,508,105
FHLMC ±	2.38	12-1-2035	4,229,455	4,543,315
FHLMC ±	2.38	2-1-2036	2,510,268	2,685,085
FHLMC ±	2.38	2-1-2036	2,791,197	2,994,145
FHLMC ±	2.38	3-1-2036	1,762,455	1,882,554
FHLMC ±	2.38	1-1-2037	484,090	509,083
FHLMC ±	2.38	4-1-2038	9,159,474	9,762,840

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.38%	3-1-2037	$7,894,394	$8,479,073
FHLMC ±	2.38	2-1-2036	1,420,064	1,511,483
FHLMC ±	2.38	9-1-2030	685,780	733,215
FHLMC ±	2.38	7-1-2031	3,516,633	3,687,099
FHLMC ±	2.38	12-1-2034	6,404,898	6,868,671
FHLMC ±	2.38	10-1-2034	2,399,369	2,575,467
FHLMC ±	2.38	6-1-2036	5,648,199	6,016,450
FHLMC ±	2.39	2-1-2035	7,223,905	7,738,165
FHLMC ±	2.39	5-1-2035	5,257,718	5,582,228
FHLMC ±	2.39	10-1-2035	5,967,681	6,424,654
FHLMC ±	2.39	8-1-2035	403,500	413,530
FHLMC ±	2.39	2-1-2036	1,695,527	1,809,705
FHLMC ±	2.39	8-1-2027	9,775	9,985
FHLMC ±	2.40	5-1-2025	112,265	120,055
FHLMC ±	2.40	11-1-2029	203,822	218,303
FHLMC ±	2.40	10-1-2036	1,703,618	1,807,286
FHLMC ±	2.40	10-1-2036	1,096,716	1,182,009
FHLMC ±	2.40	11-1-2035	837,517	889,999
FHLMC ±	2.40	2-1-2034	4,205,276	4,498,185
FHLMC ±	2.41	3-1-2018	19,152	19,320
FHLMC ±	2.41	1-1-2035	729,519	775,282
FHLMC ±	2.41	11-1-2036	2,194,971	2,350,868
FHLMC ±	2.41	5-1-2034	3,570,308	3,820,147
FHLMC ±	2.41	11-1-2035	2,541,034	2,724,388
FHLMC ±	2.41	11-1-2027	994,101	1,064,972
FHLMC ±	2.41	11-1-2029	415,741	444,555
FHLMC ±	2.41	4-1-2034	7,038,823	7,471,861
FHLMC ±	2.42	9-1-2033	1,988,562	2,127,852
FHLMC ±	2.42	6-1-2020	123,505	131,660
FHLMC ±	2.42	6-1-2026	1,748,474	1,884,672
FHLMC ±	2.42	2-1-2031	1,457,927	1,531,295
FHLMC ±	2.43	6-1-2035	702,458	745,241
FHLMC ±	2.43	6-1-2035	2,725,824	2,893,825
FHLMC ±	2.43	9-1-2032	3,568,000	3,826,485
FHLMC ±	2.44	7-1-2031	416,266	446,671
FHLMC ±	2.44	10-1-2035	4,232,931	4,488,232
FHLMC ±	2.45	6-1-2035	4,189,822	4,491,060
FHLMC ±	2.45	10-1-2033	3,483,840	3,730,190
FHLMC ±	2.46	9-1-2033	1,502,053	1,624,104
FHLMC ±	2.46	8-1-2018	3,808	4,028
FHLMC ±	2.47	9-1-2030	14,032,446	15,022,972
FHLMC ±	2.48	1-1-2033	254,836	254,858
FHLMC ±	2.48	10-1-2035	3,495,364	3,732,508
FHLMC ±	2.48	7-1-2038	3,869,028	4,167,017
FHLMC ±	2.48	2-1-2036	299,406	318,790
FHLMC ±	2.48	6-1-2035	1,095,894	1,170,284
FHLMC ±	2.48	9-1-2036	3,097,874	3,293,762
FHLMC ±	2.48	1-1-2038	4,572,726	4,906,341
FHLMC ±	2.48	4-1-2038	3,076,994	3,282,005
FHLMC ±	2.48	1-1-2028	33,855	36,254

4	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.48%	1-1-2028	$7,757	$8,334
FHLMC ±	2.48	12-1-2034	6,052,748	6,496,767
FHLMC ±	2.48	2-1-2035	2,601,597	2,781,346
FHLMC ±	2.48	9-1-2038	1,401,648	1,500,976
FHLMC ±	2.48	1-1-2037	2,155,118	2,304,849
FHLMC ±	2.49	1-1-2019	934	941
FHLMC ±	2.49	5-1-2037	4,617,565	4,926,711
FHLMC ±	2.49	9-1-2035	7,055,661	7,624,475
FHLMC ±	2.49	7-1-2034	1,377,766	1,492,643
FHLMC ±	2.50	5-1-2037	535,648	566,108
FHLMC ±	2.50	6-1-2033	2,959,284	3,173,907
FHLMC ±	2.50	7-1-2027	901,290	968,676
FHLMC ±	2.51	10-1-2030	3,416,446	3,671,049
FHLMC ±	2.51	5-1-2033	461,880	476,055
FHLMC ±	2.51	4-1-2034	1,372,995	1,466,087
FHLMC ±	2.51	12-1-2032	1,253,372	1,323,934
FHLMC ±	2.52	3-1-2037	3,490,969	3,717,693
FHLMC ±	2.52	5-1-2023	91,958	92,397
FHLMC ±	2.52	6-1-2035	3,151,872	3,373,562
FHLMC ±	2.53	9-1-2031	157,474	161,710
FHLMC ±	2.53	7-1-2029	110,949	118,881
FHLMC ±	2.53	4-1-2035	695,435	740,622
FHLMC ±	2.53	4-1-2036	4,192,025	4,446,866
FHLMC ±	2.53	7-1-2037	1,294,571	1,389,481
FHLMC ±	2.54	10-1-2029	144,409	153,369
FHLMC ±	2.54	1-1-2022	28,731	28,928
FHLMC ±	2.54	10-1-2036	1,491,398	1,598,521
FHLMC ±	2.55	6-1-2025	111,002	113,008
FHLMC ±	2.55	8-1-2029	169,762	172,593
FHLMC ±	2.55	6-1-2028	507,850	531,567
FHLMC ±	2.55	2-1-2037	880,002	934,327
FHLMC ±	2.56	11-1-2018	16,405	16,513
FHLMC ±	2.57	2-1-2029	278,252	281,231
FHLMC ±	2.57	4-1-2029	174,049	182,281
FHLMC ±	2.57	10-1-2024	241,383	258,072
FHLMC ±	2.57	11-1-2035	5,340,818	5,707,437
FHLMC ±	2.58	4-1-2035	1,724,034	1,833,958
FHLMC ±	2.59	6-1-2019	95,351	95,812
FHLMC ±	2.60	7-1-2034	2,851,181	3,045,639
FHLMC ±	2.60	7-1-2017	29,998	31,903
FHLMC ±	2.60	10-1-2025	139,963	142,257
FHLMC ±	2.60	10-1-2025	46,094	46,564
FHLMC ±	2.60	2-1-2030	66,353	71,169
FHLMC ±	2.60	6-1-2030	146,772	157,372
FHLMC ±	2.60	6-1-2030	544,813	585,084
FHLMC ±	2.60	6-1-2030	142,363	145,387
FHLMC ±	2.60	11-1-2032	242,853	251,950
FHLMC ±	2.60	4-1-2035	4,224,896	4,512,612
FHLMC ±	2.62	5-1-2035	675,310	716,983
FHLMC ±	2.62	5-1-2036	5,905,890	6,357,400

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.63%	2-1-2036	$8,636,126	$9,235,441
FHLMC ±	2.63	11-1-2029	1,443,459	1,533,938
FHLMC ±	2.65	11-1-2029	325,250	333,633
FHLMC ±	2.66	7-1-2036	1,453,342	1,554,345
FHLMC ±	2.67	1-1-2017	544	550
FHLMC ±	2.67	9-1-2029	177,931	190,640
FHLMC ±	2.69	8-1-2030	7,553,487	8,077,246
FHLMC ±	2.69	5-1-2028	458,140	472,834
FHLMC ±	2.69	11-1-2026	377,533	388,299
FHLMC ±	2.70	10-1-2018	70,580	74,039
FHLMC ±	2.70	4-1-2035	2,617,299	2,811,778
FHLMC ±	2.71	4-1-2037	2,194,310	2,349,841
FHLMC ±	2.71	2-1-2036	6,732,226	7,278,230
FHLMC ±	2.73	6-1-2032	257,444	259,190
FHLMC ±	2.74	9-1-2030	184,461	188,431
FHLMC ±	2.74	3-1-2032	1,968,387	2,124,173
FHLMC ±	2.75	4-1-2037	991,920	1,061,761
FHLMC ±	2.75	8-1-2029	254,418	257,454
FHLMC ±	2.75	4-1-2020	29,709	31,763
FHLMC ±	2.79	2-1-2024	34,726	34,999
FHLMC ±	2.84	6-1-2022	1,741	1,721
FHLMC ±	2.88	6-1-2019	114,425	122,131
FHLMC ±	2.88	10-1-2019	31,790	31,656
FHLMC ±	2.88	5-1-2039	3,003,276	3,206,780
FHLMC ±	2.91	2-1-2018	5,104	5,136
FHLMC ±	2.91	12-1-2018	34,101	34,288
FHLMC ±	2.91	12-1-2018	30,781	30,883
FHLMC ±	2.91	3-1-2025	3,804,463	4,013,934
FHLMC ±	2.92	5-1-2032	293,463	314,735
FHLMC ±	2.95	4-1-2032	139,535	141,895
FHLMC ±	2.97	6-1-2029	1,284,684	1,374,001
FHLMC ±	3.00	9-1-2016	23,295	23,142
FHLMC ±	3.08	12-1-2025	554,842	576,588
FHLMC ±	3.12	2-1-2027	194,400	203,354
FHLMC ±	3.15	4-1-2019	28,842	28,903
FHLMC ±	3.25	8-1-2019	21,637	21,750
FHLMC ±	3.29	6-1-2035	2,241,898	2,433,435
FHLMC ±	3.32	7-1-2028	100,945	102,902
FHLMC ±	3.37	5-1-2031	191,814	196,688
FHLMC ±	3.39	6-1-2021	143,203	152,316
FHLMC ±	3.48	7-1-2018	82,132	82,691
FHLMC ±	3.56	12-1-2025	884,709	955,183
FHLMC ±	3.61	11-1-2026	197,068	205,931
FHLMC ±	3.90	4-1-2023	206,989	211,085
FHLMC	4.00	12-15-2023	260,659	273,923
FHLMC	4.00	3-15-2039	536,619	550,485
FHLMC ±	4.21	8-1-2029	43,624	45,031
FHLMC ±	4.47	10-1-2029	3,485	3,412
FHLMC ±	4.52	2-1-2021	44,593	45,558
FHLMC ±	4.72	8-1-2027	82,798	83,124

6	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	5.00%	10-1-2022	$51,314	$55,853
FHLMC ±	5.50	8-1-2024	645,377	691,855
FHLMC	6.50	4-1-2018	99,105	110,873
FHLMC	7.00	9-1-2035	70,415	77,489
FHLMC	7.50	1-1-2016	13,555	13,824
FHLMC	7.50	6-1-2016	4,859	4,951
FHLMC	8.50	5-1-2020	125,656	134,419
FHLMC Series 0020 Class F ±	1.15	7-1-2029	30,869	31,512
FHLMC Series 1671 Class QA ±	1.73	2-15-2024	590,190	607,955
FHLMC Series 1686 Class FE ±	1.88	2-15-2024	53,162	54,568
FHLMC Series 1730 Class FA ±	2.22	5-15-2024	357,910	373,417
FHLMC Series 2315 Class FW ±	0.70	4-15-2027	213,549	216,029
FHLMC Series 2391 Class EF ±	0.65	6-15-2031	186,139	188,004
FHLMC Series 2454 Class SL ±(c)	7.85	3-15-2032	423,125	85,466
FHLMC Series 2461 Class FI ±	0.65	4-15-2028	275,123	278,139
FHLMC Series 2464 Class FE ±	1.15	3-15-2032	275,782	283,642
FHLMC Series 2466 Class FV ±	0.70	3-15-2032	458,409	463,981
FHLMC Series 2882 Class EC	4.00	9-15-2034	4,927,257	5,250,534
FHLMC Series T-48 Class 2A ±	3.35	7-25-2033	3,525,051	3,686,611
FHLMC Series T-54 Class 4A ±	3.05	2-25-2043	2,521,522	2,649,343
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	116,219	130,785
FHLMC Series T-62 Class 1A1 ±	1.34	10-25-2044	5,938,282	6,057,802
FHLMC Series T-63 Class 1A1 ±	1.34	2-25-2045	3,554,631	3,637,717
FHLMC Series T-66 Class 2A1 ±	2.84	1-25-2036	4,269,980	4,435,570
FHLMC Series T-67 Class 1A1C ±	2.98	3-25-2036	15,364,881	15,950,190
FHLMC Series T-67 Class 2A1C ±	3.03	3-25-2036	9,716,861	10,159,931
FHLMC Series T-75 Class A1 ±	0.20	12-25-2036	4,013,788	3,983,504
FHLMC Series T61 Class 1A1 ±	1.54	7-25-2044	2,040,150	2,075,183
FNMA ±	2.30	12-1-2034	2,485,760	2,644,808
FNMA ±	1.25	12-1-2020	32,734	32,794
FNMA ±	1.25	6-1-2021	78,310	80,199
FNMA ±	1.38	1-1-2021	5,002	5,170
FNMA ±	1.38	1-1-2021	4,887	4,922
FNMA ±	1.45	9-1-2032	66,881	67,712
FNMA ±	1.52	8-1-2032	276,753	280,818
FNMA ±	1.53	12-1-2030	175,627	183,343
FNMA ±	1.63	12-1-2016	1,223	1,227
FNMA ±	1.63	7-1-2017	1,547	1,555
FNMA ±	1.63	3-1-2015	4,582	4,590
FNMA ±	1.71	3-1-2034	672,521	693,613
FNMA ±	1.73	1-1-2017	1,601	1,623
FNMA ±	1.74	1-1-2032	450,079	460,846
FNMA ±	1.74	8-1-2033	428,904	442,833
FNMA ±	1.75	8-1-2033	4,152	4,259
FNMA ±	1.75	8-1-2031	163,266	165,828
FNMA ±	1.75	12-1-2031	27,601	28,235
FNMA ±	1.77	5-1-2029	460,562	493,959
FNMA ±	1.79	1-1-2035	156,070	161,970
FNMA ±	1.79	8-1-2031	146,523	148,095
FNMA ±	1.79	9-1-2031	265,983	280,229

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	1.79%	12-1-2031	$399,465	$425,056
FNMA ±	1.79	4-1-2033	691,002	733,873
FNMA ±	1.80	12-1-2022	16,189	16,495
FNMA ±	1.81	12-1-2031	168,385	179,987
FNMA ±	1.82	3-1-2030	24,471	25,099
FNMA ±	1.83	7-1-2020	15,923	16,089
FNMA ±	1.87	5-1-2018	8,072	8,058
FNMA ±	1.87	1-1-2032	36,954	36,814
FNMA ±	1.88	1-1-2022	13,263	13,423
FNMA ±	1.88	8-1-2032	169,738	178,035
FNMA ±	1.92	2-1-2035	5,404,166	5,746,976
FNMA ±	1.92	1-1-2035	4,237,505	4,469,537
FNMA ±	1.94	2-1-2033	268,891	282,522
FNMA ±	1.95	6-1-2031	334,535	354,024
FNMA ±	1.95	4-1-2038	1,225,091	1,293,799
FNMA ±	2.01	8-1-2031	76,780	78,295
FNMA ±	2.01	7-1-2032	222,553	223,340
FNMA ±	2.02	6-1-2032	155,419	156,035
FNMA ±	2.03	10-1-2035	10,338,874	10,899,881
FNMA ±	2.03	4-1-2042	4,399,068	4,653,101
FNMA ±	2.03	10-1-2044	2,098,898	2,220,751
FNMA ±	2.08	12-1-2035	8,816,487	9,325,436
FNMA ±	2.08	7-1-2035	2,470,671	2,591,610
FNMA ±	2.10	7-1-2018	2,470	2,484
FNMA ±	2.10	1-1-2036	5,031,526	5,328,728
FNMA ±	2.10	10-1-2018	120,503	126,616
FNMA ±	2.12	10-1-2024	61,927	65,722
FNMA ±	2.12	12-1-2024	96,464	101,904
FNMA ±	2.13	11-1-2017	153,331	162,286
FNMA ±	2.13	2-1-2020	16,081	16,893
FNMA ±	2.15	7-1-2035	2,034,779	2,144,978
FNMA ±	2.15	10-1-2035	1,066,484	1,127,408
FNMA ±	2.15	11-1-2027	63,505	67,386
FNMA ±	2.15	12-1-2032	1,284,045	1,343,798
FNMA ±	2.16	6-1-2018	1,985	2,054
FNMA ±	2.16	6-1-2034	1,084,893	1,153,491
FNMA ±	2.17	9-1-2035	1,940,316	2,053,449
FNMA ±	2.18	4-1-2030	173,795	185,106
FNMA ±	2.18	1-1-2034	4,184,486	4,464,140
FNMA ±	2.18	12-1-2023	12,749	12,890
FNMA ±	2.20	4-1-2021	93,153	97,567
FNMA ±	2.20	4-1-2019	7,024	7,079
FNMA ±	2.21	10-1-2017	57,569	59,231
FNMA ±	2.21	3-1-2033	297,889	310,502
FNMA ±	2.21	8-1-2033	1,687,022	1,796,281
FNMA ±	2.21	11-1-2024	13,266	13,911
FNMA ±	2.21	8-1-2025	51,567	54,743
FNMA ±	2.21	1-1-2036	537,960	568,179
FNMA ±	2.21	1-1-2018	73,364	75,634
FNMA ±	2.21	11-1-2023	45,104	46,824

8	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.22%	11-1-2034	$1,752,886	$1,876,511
FNMA ±	2.22	9-1-2032	8,488,649	9,040,558
FNMA ±	2.22	12-1-2017	80,181	81,573
FNMA ±	2.22	1-1-2038	754,039	791,080
FNMA ±	2.23	4-1-2018	395,142	416,435
FNMA ±	2.23	7-1-2038	1,671,389	1,773,848
FNMA ±	2.23	7-1-2018	450,739	474,757
FNMA ±	2.23	12-1-2033	2,135,173	2,276,464
FNMA ±	2.23	7-1-2036	4,847,853	5,163,461
FNMA ±	2.23	9-1-2036	1,886,048	2,020,093
FNMA ±	2.23	3-1-2034	971,526	1,035,429
FNMA ±	2.24	11-1-2035	964,263	1,011,612
FNMA ±	2.24	8-1-2036	5,035,385	5,335,319
FNMA ±	2.24	12-1-2025	24,869	25,030
FNMA ±	2.24	8-1-2026	112,481	113,871
FNMA ±	2.24	7-1-2035	2,010,740	2,146,061
FNMA ±	2.25	3-1-2031	44,281	46,765
FNMA ±	2.25	4-1-2035	4,276,124	4,549,182
FNMA ±	2.25	1-1-2035	1,607,837	1,681,283
FNMA ±	2.25	7-1-2017	3,114	3,171
FNMA ±	2.25	8-1-2017	1,250	1,267
FNMA ±	2.25	1-1-2018	652,272	686,295
FNMA ±	2.25	3-1-2021	1,223	1,277
FNMA ±	2.25	10-1-2025	166,641	175,405
FNMA ±	2.25	1-1-2027	46,048	48,794
FNMA ±	2.25	3-1-2030	38,066	40,063
FNMA ±	2.25	5-1-2033	1,277,820	1,361,579
FNMA ±	2.26	10-1-2035	516,643	552,073
FNMA ±	2.26	8-1-2035	826,399	867,239
FNMA ±	2.26	4-1-2040	370,693	395,475
FNMA ±	2.26	7-1-2029	917,488	963,541
FNMA ±	2.26	12-1-2033	2,810,591	2,992,496
FNMA ±	2.26	9-1-2035	3,570,144	3,805,055
FNMA ±	2.27	10-1-2033	904,339	963,141
FNMA ±	2.27	1-1-2037	4,121,875	4,352,127
FNMA ±	2.28	4-1-2018	5,543	5,708
FNMA ±	2.28	12-1-2039	438,386	465,981
FNMA ±	2.29	4-1-2034	5,518,277	5,876,579
FNMA ±	2.29	4-1-2028	46,977	47,360
FNMA ±	2.29	4-1-2033	1,071,127	1,150,134
FNMA ±	2.30	10-1-2035	4,077,720	4,342,123
FNMA ±	2.30	12-1-2024	38,457	40,686
FNMA ±	2.30	6-1-2032	47,278	48,502
FNMA ±	2.30	6-1-2032	368,772	377,510
FNMA ±	2.30	1-1-2035	503,309	535,945
FNMA ±	2.30	6-1-2035	604,823	648,869
FNMA ±	2.30	1-1-2036	1,756,701	1,864,709
FNMA ±	2.30	1-1-2037	11,334,904	12,058,245
FNMA ±	2.30	3-1-2038	5,898,991	6,268,928
FNMA ±	2.31	2-1-2036	1,504,245	1,601,897

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.31%	7-1-2038	$7,808,720	$8,411,013
FNMA ±	2.31	3-1-2035	1,826,366	1,965,010
FNMA ±	2.31	2-1-2033	420,660	449,058
FNMA ±	2.31	1-1-2035	3,451,035	3,646,964
FNMA ±	2.31	12-1-2035	991,658	1,055,227
FNMA ±	2.32	6-1-2033	1,230,279	1,303,024
FNMA ±	2.32	9-1-2039	10,541,690	11,210,591
FNMA ±	2.32	7-1-2048	6,307,329	6,743,252
FNMA ±	2.32	1-1-2040	726,138	771,270
FNMA ±	2.32	12-1-2043	3,492,510	3,717,138
FNMA ±	2.32	6-1-2023	842	850
FNMA ±	2.32	2-1-2035	571,246	602,453
FNMA ±	2.32	7-1-2043	2,848,373	3,043,329
FNMA ±	2.32	10-1-2024	407,372	436,833
FNMA ±	2.32	12-1-2040	12,508,026	13,355,604
FNMA ±	2.33	5-1-2033	782,459	836,966
FNMA ±	2.33	7-1-2025	5,782	6,003
FNMA ±	2.33	2-1-2035	5,615,162	6,005,834
FNMA ±	2.33	6-1-2035	3,732,294	3,973,512
FNMA ±	2.33	5-1-2034	3,930,447	4,148,600
FNMA ±	2.33	6-1-2033	685,241	722,334
FNMA ±	2.33	5-1-2037	2,778,713	2,957,689
FNMA ±	2.33	1-1-2027	915,882	976,987
FNMA ±	2.34	7-1-2033	216,439	226,666
FNMA ±	2.34	6-1-2035	1,939,910	2,058,142
FNMA ±	2.34	7-1-2035	2,467,741	2,646,805
FNMA ±	2.34	7-1-2038	1,551,467	1,663,380
FNMA ±	2.34	1-11-2035	2,986,904	3,194,855
FNMA ±	2.34	9-1-2034	6,060,461	6,446,236
FNMA ±	2.34	1-1-2044	2,974,187	3,159,757
FNMA ±	2.34	4-1-2030	19,788	21,026
FNMA ±	2.34	9-1-2032	141,951	142,751
FNMA ±	2.34	2-1-2033	2,045	2,049
FNMA ±	2.34	4-1-2033	2,766,153	2,932,370
FNMA ±	2.34	6-1-2037	405,492	430,444
FNMA ±	2.34	1-1-2038	8,289,468	8,836,504
FNMA ±	2.34	6-1-2027	119,656	127,385
FNMA ±	2.34	7-1-2040	4,901,349	5,205,909
FNMA ±	2.34	4-1-2043	6,094,935	6,508,789
FNMA ±	2.35	8-1-2031	138,306	140,126
FNMA ±	2.35	10-1-2034	566,334	605,239
FNMA ±	2.35	7-1-2035	2,697,880	2,888,250
FNMA ±	2.35	7-1-2035	987,732	1,053,073
FNMA ±	2.35	6-1-2026	98,841	105,829
FNMA ±	2.35	7-1-2033	103,991	110,700
FNMA ±	2.35	7-1-2038	4,181,365	4,467,202
FNMA ±	2.35	9-1-2033	65,291	68,987
FNMA ±	2.35	9-1-2033	70,418	71,524
FNMA ±	2.35	10-1-2035	2,070,708	2,212,177
FNMA ±	2.35	1-1-2036	613,334	640,214

10	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.35%	12-1-2040	$4,060,787	$4,313,881
FNMA ±	2.35	9-1-2034	10,712,322	11,436,154
FNMA ±	2.35	5-1-2035	3,168,427	3,374,789
FNMA ±	2.36	7-1-2035	7,548,722	8,045,848
FNMA ±	2.36	7-1-2028	312	332
FNMA ±	2.36	2-1-2036	7,205,099	7,704,133
FNMA ±	2.36	5-1-2036	6,274,307	6,726,546
FNMA ±	2.36	10-1-2036	6,083,013	6,520,916
FNMA ±	2.36	5-1-2042	7,896,217	8,429,926
FNMA ±	2.36	2-1-2034	4,409,723	4,729,987
FNMA ±	2.37	4-1-2032	45,599	47,850
FNMA ±	2.37	4-1-2033	1,198,706	1,280,473
FNMA ±	2.37	8-1-2026	980,732	1,046,543
FNMA ±	2.37	6-1-2034	6,086,170	6,489,750
FNMA ±	2.37	6-1-2036	6,107,649	6,502,720
FNMA ±	2.37	1-1-2031	1,172,470	1,244,705
FNMA ±	2.37	6-1-2027	2,893	3,037
FNMA ±	2.38	1-1-2019	134,678	139,499
FNMA ±	2.38	9-1-2019	7,654	7,733
FNMA ±	2.38	6-1-2025	9,840	9,926
FNMA ±	2.38	5-1-2033	6,700,825	7,133,926
FNMA ±	2.38	10-1-2029	218,303	224,708
FNMA ±	2.38	3-1-2035	6,008,789	6,410,797
FNMA ±	2.38	5-1-2035	799,684	838,319
FNMA ±	2.38	5-1-2018	145,061	142,639
FNMA ±	2.38	9-1-2036	1,583,706	1,683,328
FNMA ±	2.38	9-1-2039	8,881,833	9,519,191
FNMA ±	2.39	6-1-2034	1,653,572	1,754,040
FNMA ±	2.39	7-1-2034	1,188,409	1,259,995
FNMA ±	2.40	8-1-2017	480,517	493,217
FNMA ±	2.40	2-1-2036	13,420,992	14,445,542
FNMA ±	2.40	7-1-2048	8,625,890	9,241,391
FNMA ±	2.40	4-1-2024	80,055	85,672
FNMA ±	2.40	4-1-2024	28,860	30,189
FNMA ±	2.40	7-1-2024	16,789	17,657
FNMA ±	2.40	9-1-2026	118,311	121,501
FNMA ±	2.40	2-1-2037	4,258,341	4,572,396
FNMA ±	2.40	9-1-2030	221,187	237,386
FNMA ±	2.40	12-1-2040	6,831,659	7,331,199
FNMA ±	2.41	10-1-2036	1,622,281	1,733,734
FNMA ±	2.42	12-1-2030	87,244	88,972
FNMA ±	2.42	9-1-2034	2,760,562	2,974,691
FNMA ±	2.42	8-1-2035	1,749,658	1,834,069
FNMA ±	2.42	7-1-2035	4,347,260	4,665,441
FNMA ±	2.42	5-1-2034	1,703,580	1,819,014
FNMA ±	2.42	6-1-2035	2,827,100	3,010,050
FNMA ±	2.42	1-1-2019	3,903	3,970
FNMA ±	2.42	5-1-2036	3,451,891	3,672,985
FNMA ±	2.42	9-1-2036	1,090,972	1,159,498
FNMA ±	2.43	9-1-2037	1,290,178	1,376,393

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.43%	12-1-2042	$2,137,029	$2,270,044
FNMA ±	2.44	12-1-2034	1,498,523	1,598,173
FNMA ±	2.44	2-1-2035	2,141,579	2,287,741
FNMA ±	2.44	5-1-2035	2,837,648	3,039,439
FNMA ±	2.44	5-1-2025	66,370	70,881
FNMA ±	2.44	4-1-2036	6,837,161	7,315,146
FNMA ±	2.44	5-1-2039	5,632,401	5,981,276
FNMA ±	2.44	2-1-2038	1,660,503	1,759,428
FNMA ±	2.45	4-1-2028	344,046	368,818
FNMA ±	2.45	6-1-2032	53,497	53,423
FNMA ±	2.45	4-1-2033	1,453,639	1,555,993
FNMA ±	2.45	4-1-2020	7,431	7,554
FNMA ±	2.45	3-1-2033	7,812	7,880
FNMA ±	2.45	6-1-2033	581,982	624,773
FNMA ±	2.45	1-1-2028	10,226	10,887
FNMA ±	2.45	9-1-2028	118,711	121,714
FNMA ±	2.46	11-1-2024	184,496	190,280
FNMA ±	2.46	4-1-2034	1,916,989	2,035,418
FNMA ±	2.46	12-1-2028	55,754	59,200
FNMA ±	2.46	8-1-2039	7,316,310	7,813,370
FNMA ±	2.46	1-1-2026	479,226	503,916
FNMA ±	2.46	2-1-2032	1,996,240	2,104,328
FNMA ±	2.47	4-1-2024	3,637,393	3,887,431
FNMA ±	2.48	6-1-2030	215,104	230,813
FNMA ±	2.48	11-1-2017	74,895	77,363
FNMA ±	2.48	6-1-2027	100,116	106,438
FNMA ±	2.48	12-1-2030	1,038,497	1,116,157
FNMA ±	2.48	9-1-2037	1,214,249	1,290,313
FNMA ±	2.49	1-1-2029	893,658	942,652
FNMA ±	2.49	11-1-2034	8,091,135	8,630,131
FNMA ±	2.49	3-1-2033	2,484,701	2,670,505
FNMA ±	2.49	5-1-2032	228,154	232,188
FNMA ±	2.50	7-1-2027	101,349	109,078
FNMA ±	2.50	9-1-2030	1,163,766	1,239,411
FNMA ±	2.50	8-1-2035	4,371,475	4,658,612
FNMA ±	2.50	1-1-2032	152,315	163,024
FNMA ±	2.50	6-1-2017	19,836	19,806
FNMA ±	2.50	5-1-2017	51,305	51,231
FNMA ±	2.50	5-1-2017	54,314	55,928
FNMA ±	2.50	7-1-2017	5,567	5,768
FNMA ±	2.50	2-1-2018	8,826	9,046
FNMA ±	2.50	2-1-2019	2,211	2,251
FNMA ±	2.50	5-1-2019	742	752
FNMA ±	2.50	6-1-2019	998	993
FNMA ±	2.50	7-1-2027	373,542	402,270
FNMA ±	2.50	9-1-2037	7,232,321	7,748,985
FNMA ±	2.50	12-1-2021	103,819	106,569
FNMA ±	2.51	6-1-2036	967,102	1,035,935
FNMA ±	2.51	11-1-2020	1,165,582	1,227,419
FNMA ±	2.51	12-1-2033	2,743,535	2,936,938

12	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.52%	9-1-2022	$588,974	$634,035
FNMA ±	2.52	4-1-2035	3,124,816	3,322,176
FNMA ±	2.52	4-1-2035	2,782,102	2,966,524
FNMA ±	2.53	6-1-2024	61,120	64,321
FNMA ±	2.53	7-1-2035	1,517,974	1,617,463
FNMA ±	2.53	7-1-2017	154,437	159,097
FNMA ±	2.53	5-1-2027	104,226	111,964
FNMA ±	2.53	7-1-2037	2,184,564	2,338,777
FNMA ±	2.53	7-1-2020	154,447	163,486
FNMA ±	2.54	10-1-2034	793,213	850,935
FNMA ±	2.54	8-1-2035	1,890,499	2,013,569
FNMA ±	2.54	5-1-2036	915,628	976,053
FNMA ±	2.55	7-1-2033	1,600,967	1,721,012
FNMA ±	2.55	10-1-2033	17,471,054	18,673,513
FNMA ±	2.55	5-1-2035	2,170,004	2,324,423
FNMA ±	2.56	1-1-2036	11,783,228	12,589,302
FNMA ±	2.56	4-1-2030	33,996	36,009
FNMA ±	2.56	10-1-2036	8,060,310	8,489,956
FNMA ±	2.56	4-1-2018	716,214	738,121
FNMA ±	2.57	3-1-2035	4,775,158	5,115,861
FNMA ±	2.57	8-1-2036	696,698	743,609
FNMA ±	2.57	12-1-2046	1,968,917	2,099,182
FNMA ±	2.57	8-1-2040	1,445,276	1,556,607
FNMA ±	2.58	1-1-2033	2,850,048	3,062,015
FNMA ±	2.58	1-1-2036	145,708	153,374
FNMA ±	2.58	3-1-2027	198,318	199,095
FNMA ±	2.59	9-1-2035	190,616	203,499
FNMA ±	2.59	9-1-2033	1,444,904	1,540,479
FNMA ±	2.59	5-1-2033	1,475,799	1,581,731
FNMA ±	2.59	3-1-2036	928,717	997,151
FNMA ±	2.60	2-1-2035	1,738,276	1,857,266
FNMA ±	2.60	4-1-2036	6,299,304	6,646,188
FNMA ±	2.61	2-1-2035	7,955,862	8,523,493
FNMA ±	2.62	9-1-2030	986,131	1,060,521
FNMA ±	2.63	10-1-2029	605,317	650,286
FNMA ±	2.64	7-1-2036	5,011,356	5,400,934
FNMA ±	2.64	6-1-2032	235,300	252,495
FNMA ±	2.64	9-1-2035	1,066,952	1,136,536
FNMA ±	2.64	11-1-2024	94,817	96,570
FNMA ±	2.64	3-1-2033	737,258	784,089
FNMA ±	2.64	5-1-2035	2,807,852	3,014,500
FNMA ±	2.65	10-1-2024	54,006	54,884
FNMA ±	2.65	9-1-2030	901,877	950,516
FNMA ±	2.65	5-1-2037	2,896,609	3,108,641
FNMA ±	2.65	6-1-2040	1,296,712	1,374,829
FNMA ±	2.65	5-1-2035	4,081,660	4,393,820
FNMA ±	2.66	8-1-2034	4,037,492	4,315,402
FNMA ±	2.68	1-1-2025	72,331	73,493
FNMA ±	2.70	5-1-2028	88,212	92,024
FNMA ±	2.70	3-1-2032	144,810	155,689

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.70%	3-1-2035	$1,593,667	$1,702,822
FNMA ±	2.72	10-1-2018	651,028	675,801
FNMA ±	2.72	10-1-2025	15,405	16,545
FNMA ±	2.72	2-1-2028	49,764	53,282
FNMA ±	2.72	4-1-2026	9,302	9,297
FNMA ±	2.74	8-1-2035	4,291,355	4,596,518
FNMA ±	2.74	10-1-2018	139,079	144,079
FNMA ±	2.74	9-1-2017	456,853	475,561
FNMA ±	2.75	6-1-2016	78,993	82,874
FNMA ±	2.75	7-1-2016	16,289	17,153
FNMA ±	2.75	6-1-2018	20,797	20,949
FNMA ±	2.75	8-1-2018	79,189	83,518
FNMA ±	2.75	12-1-2028	177,652	187,249
FNMA ±	2.75	1-1-2029	23,198	24,481
FNMA ±	2.76	3-1-2034	67,435	67,888
FNMA ±	2.76	5-1-2018	405,377	422,790
FNMA ±	2.76	4-1-2033	656,271	704,930
FNMA ±	2.77	10-1-2025	9,640	10,184
FNMA ±	2.78	11-1-2022	83,367	88,810
FNMA ±	2.78	9-1-2032	179,112	186,480
FNMA ±	2.78	1-1-2033	173,744	177,760
FNMA ±	2.79	11-1-2034	1,145,782	1,225,146
FNMA ±	2.79	7-1-2020	2,564,530	2,662,630
FNMA ±	2.80	11-1-2035	16,260,585	17,539,404
FNMA ±	2.80	10-1-2028	295,284	317,048
FNMA ±	2.80	7-1-2039	3,116,018	3,412,180
FNMA ±	2.80	11-1-2034	2,801,699	3,017,439
FNMA ±	2.83	10-1-2017	4,850	4,804
FNMA ±	2.85	5-1-2028	274,535	285,876
FNMA ±	2.86	9-1-2019	70,465	71,169
FNMA ±	2.86	9-1-2033	43,116	43,678
FNMA ±	2.87	10-1-2024	15,279	16,413
FNMA ±	2.88	7-1-2028	374,713	402,548
FNMA ±	2.91	7-1-2019	3,284	3,349
FNMA ±	2.93	3-1-2019	591,628	624,291
FNMA ±	2.96	4-1-2040	2,882,067	3,130,786
FNMA ±	2.97	9-1-2021	120,007	120,364
FNMA ±	2.98	9-1-2032	1,871,876	2,043,801
FNMA ±	3.00	1-1-2029	36,477	38,069
FNMA ±	3.00	8-1-2030	255,090	263,594
FNMA ±	3.00	5-1-2017	74,238	79,113
FNMA ±	3.00	11-1-2028	208,011	222,853
FNMA ±	3.00	2-1-2029	135,148	144,981
FNMA ±	3.00	8-1-2029	903,790	970,367
FNMA ±	3.02	1-1-2031	84,506	84,300
FNMA ±	3.02	11-1-2024	167,442	167,964
FNMA ±	3.04	5-1-2018	917	924
FNMA ±	3.09	8-1-2031	72,216	76,698
FNMA ±	3.09	3-1-2030	165,566	177,742
FNMA ±	3.12	4-1-2020	2,096,436	2,224,151

14	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	3.15%	4-1-2024	$438,599	$465,963
FNMA ±	3.16	7-1-2033	28,184	28,464
FNMA ±	3.16	9-1-2033	191,100	191,370
FNMA ±	3.17	1-1-2033	72,829	73,074
FNMA ±	3.19	1-1-2021	643,651	683,688
FNMA ±	3.23	7-1-2017	117,419	119,253
FNMA ±	3.23	4-1-2034	3,531,003	3,812,007
FNMA ±	3.25	9-1-2017	2,784	2,814
FNMA ±	3.25	7-1-2028	104,346	108,687
FNMA ±	3.36	6-1-2024	35,886	36,474
FNMA ±	3.37	2-1-2029	2,338,565	2,517,845
FNMA ±	3.45	11-1-2031	45,924	45,768
FNMA ±	3.46	11-1-2029	10,735	11,432
FNMA ±	3.48	9-1-2033	62,496	62,563
FNMA ±	3.58	10-1-2017	487,872	500,754
FNMA ±	3.61	4-1-2034	1,912,238	2,065,493
FNMA ±	3.63	7-1-2021	234,412	238,835
FNMA ±	3.75	10-1-2034	388,747	400,450
FNMA ±	3.78	12-1-2050	222,291	224,210
FNMA ±	3.83	7-1-2017	40,483	43,409
FNMA ±	3.85	12-1-2032	177,296	187,105
FNMA ±	3.92	2-1-2033	101,845	102,889
FNMA ±	3.92	4-1-2032	260,440	261,748
FNMA ±	3.95	9-1-2023	7,624	7,716
FNMA ±	3.97	9-1-2028	8,017	8,374
FNMA ±	4.05	5-1-2034	561,416	605,752
FNMA ±	4.06	10-1-2018	60	61
FNMA ±	4.09	6-1-2019	5,203	5,298
FNMA ±	4.20	9-1-2017	3,287	3,286
FNMA ±	4.20	11-1-2031	158,020	157,470
FNMA ±	4.20	11-1-2031	23,993	24,290
FNMA ±	4.26	8-1-2017	33,394	34,847
FNMA ±	4.30	1-1-2018	998	994
FNMA ±	4.31	6-1-2034	495,728	526,937
FNMA ±	4.34	5-1-2017	1,582	1,598
FNMA ±	4.39	9-1-2031	349,405	355,979
FNMA ±	4.40	12-1-2036	174,637	185,726
FNMA ±	4.47	6-1-2028	83,801	89,913
FNMA	4.60	9-1-2016	471,727	480,744
FNMA ±	4.61	2-1-2019	471,899	504,836
FNMA ±	4.79	1-1-2019	636,726	681,822
FNMA ±	4.94	4-1-2018	256,991	275,058
FNMA ±	4.96	5-1-2025	1,260	1,277
FNMA ±	5.06	11-1-2019	410	416
FNMA ±	5.16	6-1-2028	53,290	51,824
FNMA ±	5.25	10-1-2021	16,724	16,757
FNMA ±	5.45	11-1-2014	481	480
FNMA ±	5.49	7-1-2037	1,481,192	1,554,512
FNMA	5.50	9-1-2019	231,005	248,117
FNMA ±	5.57	1-1-2019	145,771	158,543

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	5.85%	3-1-2014	$802	$853
FNMA ±	6.00	1-1-2020	16,884	17,206
FNMA ±	6.14	9-1-2017	437	453
FNMA ±	6.45	2-1-2034	79,939	79,189
FNMA	6.50	8-1-2028	72,194	74,404
FNMA	6.50	5-1-2031	213,009	238,593
FNMA ±	6.72	3-1-2023	6,489	6,349
FNMA	7.00	11-1-2014	1,277	1,292
FNMA	7.00	11-1-2017	37,246	39,636
FNMA	7.06	11-1-2024	51,884	54,298
FNMA	7.06	12-1-2024	35,564	36,006
FNMA	7.06	1-1-2025	32,150	32,453
FNMA	7.06	3-1-2025	67,199	70,415
FNMA	7.06	3-1-2025	12,111	12,154
FNMA	7.06	4-1-2025	24,141	24,228
FNMA	7.06	1-1-2027	62,186	64,777
FNMA	7.50	2-1-2016	144,576	149,868
FNMA	7.50	1-1-2031	240,498	274,501
FNMA	7.50	1-1-2033	331,976	377,696
FNMA	7.50	5-1-2033	235,899	268,365
FNMA	7.50	5-1-2033	219,122	248,463
FNMA	7.50	6-1-2033	140,282	153,096
FNMA	7.50	7-1-2033	289,589	330,509
FNMA	7.50	8-1-2033	260,432	297,111
FNMA	8.00	12-1-2026	142,232	163,170
FNMA	8.00	2-1-2030	372	381
FNMA	8.00	3-1-2030	418	474
FNMA	8.00	7-1-2031	47,126	48,412
FNMA	8.00	5-1-2033	326,937	376,667
FNMA	8.50	10-1-2026	18,615	21,062
FNMA	8.50	2-1-2027	50,956	54,084
FNMA	8.50	6-1-2030	66,508	70,503
FNMA	8.51	8-1-2024	82,330	87,199
FNMA	9.00	7-1-2030	15,319	15,395
FNMA ±	9.10	10-1-2024	524	496
FNMA	9.50	8-1-2021	39,573	42,286
FNMA	9.50	12-1-2024	29,022	29,634
FNMA	10.00	1-1-2021	25,720	26,501
FNMA	11.00	1-1-2018	9,459	10,496
FNMA	12.50	7-1-2015	127	128
FNMA Series 1989-74 Class J	9.80	10-25-2019	23,945	27,469
FNMA Series 1989-96 Class H	9.00	12-25-2019	13,526	15,176
FNMA Series 1992-39 Class FA ±	2.18	3-25-2022	273,617	288,501
FNMA Series 1992-45 Class F ±	2.18	4-25-2022	49,089	51,548
FNMA Series 1992-87 Class Z	8.00	5-25-2022	30,835	35,032
FNMA Series 1993-113 Class FA ±	2.10	7-25-2023	193,877	202,396
FNMA Series 1994-14 Class F ±	2.38	10-25-2023	427,887	444,221
FNMA Series 1998-T2 Class A5 ±	2.35	1-25-2032	952,531	975,302
FNMA Series 2001-50 Class BA	7.00	10-25-2041	322,335	371,209
FNMA Series 2001-63 Class FD ±	0.75	12-18-2031	229,539	232,658

16	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2001-81 Class F ±	0.71%	1-25-2032	$154,391	$156,284
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	220,856	258,876
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	4,946,993	5,748,589
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	359,550	425,039
FNMA Series 2001-T12 Class A4 ±	3.38	8-25-2041	9,069,591	9,245,042
FNMA Series 2001-W03 Class A ±	7.00	9-25-2041	1,152,839	1,330,015
FNMA Series 2002-05 Class FD ±	1.06	2-25-2032	431,696	441,885
FNMA Series 2002-66 Class A3 ±	3.09	4-25-2042	12,487,158	12,825,023
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,591,813	1,877,303
FNMA Series 2002-T12 Class A5 ±	3.44	10-25-2041	2,966,020	3,083,133
FNMA Series 2002-T18 Class A5 ±	3.53	5-25-2042	868,861	912,840
FNMA Series 2002-T19 Class A4 ±	3.32	3-25-2042	181,756	189,125
FNMA Series 2002-W1 Class 3A ±	3.15	4-25-2042	2,132,180	2,173,511
FNMA Series 2002-W4 Class A6 ±	3.33	5-25-2042	3,295,452	3,473,090
FNMA Series 2003-07 Class A2 ±	2.41	5-25-2042	1,486,249	1,560,492
FNMA Series 2003-63 Class A8 ±	2.64	1-25-2043	1,993,735	2,034,016
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	519,197	613,703
FNMA Series 2003-W04 Class 5A ±	3.13	10-25-2042	1,923,316	1,987,385
FNMA Series 2003-W08 Class 4A ±	3.13	11-25-2042	2,416,824	2,518,229
FNMA Series 2003-W10 Class 2A ±	3.07	6-25-2043	4,709,416	4,949,280
FNMA Series 2003-W18 Class 2A ±	3.35	6-25-2043	17,120,777	17,908,641
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	807,506	919,656
FNMA Series 2004-T3 Class 2A ±	3.13	8-25-2043	2,797,745	2,951,492
FNMA Series 2004-T9 Class A1 ±	0.29	4-25-2035	178,826	177,555
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	323,641	380,976
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	443,445	513,468
FNMA Series 2004-W1 Class 3A ±	3.28	1-25-2043	144,346	153,454
FNMA Series 2004-W12 Class 2A ±	3.36	6-25-2044	8,661,849	9,226,341
FNMA Series 2004-W15 Class 3A ±	2.67	6-25-2044	11,345,918	11,989,788
FNMA Series 2005-W3 Class 3A ±	2.69	4-25-2045	2,228,313	2,372,645
FNMA Series 2006-W1 Class 3A ±	2.15	10-25-2045	12,364,158	13,040,811
FNMA Series 2009-95 Class AY	4.00	6-25-2023	2,185	2,185
FNMA Series 2010-M3 Class A1	2.59	3-25-2020	59,170	59,634
FNMA Series G92-20 Class FB ±	2.18	4-25-2022	167,161	166,272
FNMA Series G93-1 Class K	6.68	1-25-2023	817,335	914,820
FNMA Series G93-19 Class FD ±	2.10	4-25-2023	734,487	768,307
GNMA ±	1.63	2-20-2017	11,302	11,383
GNMA ±	1.63	3-20-2017	14,533	15,116
GNMA ±	1.63	5-20-2017	34,127	35,430
GNMA ±	1.63	5-20-2017	15,818	16,423
GNMA ±	1.63	6-20-2017	3,389	3,519
GNMA ±	1.63	9-20-2017	23,598	24,297
GNMA ±	1.63	9-20-2017	2,035	2,115
GNMA ±	1.63	6-20-2021	67,199	69,805
GNMA ±	1.63	8-20-2021	24,397	25,369
GNMA ±	1.63	8-20-2021	52,430	54,519
GNMA ±	1.63	12-20-2021	10,778	11,238
GNMA ±	1.63	1-20-2022	120,908	125,847
GNMA ±	1.63	2-20-2022	46,342	47,922
GNMA ±	1.63	2-20-2022	108,553	112,989

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA ±	1.63%	2-20-2022	$7,037	$7,325
GNMA ±	1.63	3-20-2022	130,983	136,335
GNMA ±	1.63	3-20-2022	220,291	229,292
GNMA ±	1.63	4-20-2022	351,224	364,860
GNMA ±	1.63	4-20-2022	342,510	355,807
GNMA ±	1.63	5-20-2022	33,131	34,418
GNMA ±	1.63	5-20-2022	327,362	340,073
GNMA ±	1.63	5-20-2022	90,149	93,649
GNMA ±	1.63	6-20-2022	27,163	28,218
GNMA ±	1.63	7-20-2022	13,261	13,789
GNMA ±	1.63	9-20-2022	113,402	113,619
GNMA ±	1.63	9-20-2022	51,370	53,419
GNMA ±	1.63	9-20-2022	11,407	11,862
GNMA ±	1.63	10-20-2022	38,286	39,921
GNMA ±	1.63	10-20-2022	134,330	140,066
GNMA ±	1.63	11-20-2022	84,027	87,615
GNMA ±	1.63	11-20-2022	105,639	110,150
GNMA ±	1.63	12-20-2022	31,202	32,534
GNMA ±	1.63	12-20-2022	421,088	439,071
GNMA ±	1.63	12-20-2022	8,439	8,799
GNMA ±	1.63	1-20-2023	944,705	983,345
GNMA ±	1.63	1-20-2023	67,019	69,760
GNMA ±	1.63	2-20-2023	84,927	88,401
GNMA ±	1.63	2-20-2023	47,408	49,348
GNMA ±	1.63	2-20-2023	87,131	90,695
GNMA ±	1.63	3-20-2023	90,052	93,736
GNMA ±	1.63	4-20-2023	14,794	15,369
GNMA ±	1.63	4-20-2023	35,986	37,385
GNMA ±	1.63	5-20-2023	13,332	13,850
GNMA ±	1.63	5-20-2023	31,300	31,953
GNMA ±	1.63	6-20-2023	336,348	349,424
GNMA ±	1.63	6-20-2023	147,389	153,118
GNMA ±	1.63	7-20-2023	4,940	5,138
GNMA ±	1.63	9-20-2023	449,894	467,859
GNMA ±	1.63	9-20-2023	97,936	101,846
GNMA ±	1.63	9-20-2023	388,528	404,042
GNMA ±	1.63	10-20-2023	961,057	1,002,135
GNMA ±	1.63	11-20-2023	703,724	733,805
GNMA ±	1.63	11-20-2023	684,442	713,698
GNMA ±	1.63	12-20-2023	31,440	32,784
GNMA ±	1.63	12-20-2023	123,429	128,705
GNMA ±	1.63	12-20-2023	913,545	952,595
GNMA ±	1.63	4-20-2024	47,276	49,115
GNMA ±	1.63	4-20-2024	263,499	273,750
GNMA ±	1.63	5-20-2024	222,224	230,870
GNMA ±	1.63	5-20-2024	20,071	20,852
GNMA ±	1.63	6-20-2024	24,403	25,352
GNMA ±	1.63	6-20-2024	35,884	37,280
GNMA ±	1.63	6-20-2024	127,959	132,937
GNMA ±	1.63	7-20-2024	87,961	91,476

18	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA ±	1.63%	7-20-2024	$660,507	$686,900
GNMA ±	1.63	8-20-2024	43,640	45,384
GNMA ±	1.63	11-20-2024	114,130	119,012
GNMA ±	1.63	4-20-2025	138,530	143,924
GNMA ±	1.63	9-20-2025	184,138	191,504
GNMA ±	1.63	10-20-2025	672,653	701,453
GNMA ±	1.63	1-20-2026	732,050	762,071
GNMA ±	1.63	2-20-2026	568,952	592,286
GNMA ±	1.63	10-20-2026	125,727	131,113
GNMA ±	1.63	1-20-2027	261,131	271,847
GNMA ±	1.63	1-20-2027	10,151	10,459
GNMA ±	1.63	5-20-2027	27,060	28,115
GNMA ±	1.63	8-20-2027	21,677	22,512
GNMA ±	1.63	9-20-2027	3,871	4,026
GNMA ±	1.63	10-20-2027	7,882	8,220
GNMA ±	1.63	1-20-2028	8,690	9,047
GNMA ±	1.63	12-20-2029	238,112	248,326
GNMA ±	1.63	1-20-2030	132,499	137,942
GNMA ±	1.63	10-20-2030	167,328	174,508
GNMA ±	1.63	11-20-2031	6,157	6,345
GNMA ±	1.63	4-20-2032	80,878	84,037
GNMA ±	1.63	5-20-2032	218,634	227,172
GNMA ±	1.63	6-20-2032	472,709	491,170
GNMA ±	1.63	11-20-2032	559,163	583,168
GNMA ±	1.63	2-20-2033	4,263	4,438
GNMA ±	1.63	3-20-2033	48,683	50,685
GNMA ±	2.00	1-20-2017	8,511	8,849
GNMA ±	2.00	2-20-2017	46,352	48,197
GNMA ±	2.00	3-20-2017	8,021	8,340
GNMA ±	2.00	9-20-2017	2,939	3,066
GNMA ±	2.00	7-20-2018	481	501
GNMA ±	2.00	8-20-2018	7,221	7,536
GNMA ±	2.00	1-20-2021	22,730	23,650
GNMA ±	2.00	2-20-2021	54,000	56,187
GNMA ±	2.00	8-20-2021	11,536	12,042
GNMA ±	2.00	10-20-2021	247,261	258,113
GNMA ±	2.00	11-20-2021	31,510	32,894
GNMA ±	2.00	2-20-2022	4,987	5,189
GNMA ±	2.00	3-20-2022	42,246	43,960
GNMA ±	2.00	5-20-2022	20,419	21,367
GNMA ±	2.00	7-20-2022	7,098	7,410
GNMA ±	2.00	12-20-2022	71,490	74,632
GNMA ±	2.00	2-20-2023	5,834	6,071
GNMA ±	2.00	10-20-2024	1,200,675	1,253,537
GNMA ±	2.00	11-20-2024	578,886	604,374
GNMA ±	2.00	7-20-2025	8,109	8,467
GNMA ±	2.00	9-20-2026	121,152	126,495
GNMA ±	2.00	11-20-2026	10,659	11,128
GNMA ±	2.00	2-20-2027	7,536	7,843
GNMA ±	2.00	7-20-2027	2,869	2,995

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA ±	2.00%	8-20-2027	$4,578	$4,780
GNMA ±	2.00	11-20-2027	6,713	6,874
GNMA ±	2.06	8-20-2062	8,685,894	9,156,521
GNMA ±	2.07	9-20-2062	2,693,790	2,844,383
GNMA ±	2.13	1-20-2022	4,614	4,806
GNMA ±	2.13	7-20-2022	5,236	5,468
GNMA ±	2.13	7-20-2022	6,584	6,876
GNMA ±	2.50	7-20-2016	9,961	10,402
GNMA ±	2.50	8-20-2017	15,482	16,176
GNMA ±	2.50	10-20-2017	6,872	7,216
GNMA ±	2.50	11-20-2017	14,400	15,120
GNMA ±	2.50	12-20-2017	15,447	16,221
GNMA ±	2.50	7-20-2018	41,960	43,851
GNMA ±	2.50	8-20-2018	16,887	17,649
GNMA ±	2.50	3-20-2019	2,767	2,889
GNMA ±	2.50	11-20-2020	17,930	18,838
GNMA ±	2.50	12-20-2020	12,314	12,938
GNMA ±	2.50	5-20-2021	11,790	12,338
GNMA ±	2.50	12-20-2021	30,005	31,050
GNMA ±	2.50	7-20-2022	7,335	7,669
GNMA ±	2.50	7-20-2024	318,339	332,850
GNMA ±	2.50	8-20-2024	58,575	61,245
GNMA ±	2.50	10-20-2024	558,308	586,696
GNMA ±	2.50	12-20-2024	399,450	419,762
GNMA ±	2.50	4-20-2025	5,843	6,116
GNMA ±	2.75	10-20-2017	38,350	40,141
GNMA ±	3.00	2-20-2016	6,240	6,338
GNMA ±	3.00	3-20-2016	12,542	12,787
GNMA ±	3.00	4-20-2016	11,041	11,399
GNMA ±	3.00	5-20-2016	965	996
GNMA ±	3.00	7-20-2017	7,924	8,189
GNMA ±	3.00	8-20-2017	82,974	86,279
GNMA ±	3.00	8-20-2017	6,717	6,939
GNMA ±	3.00	9-20-2017	87,289	90,768
GNMA ±	3.00	11-20-2017	16,997	17,692
GNMA ±	3.00	12-20-2017	107,510	111,906
GNMA ±	3.00	1-20-2018	29,048	30,486
GNMA ±	3.00	6-20-2018	6,611	6,864
GNMA ±	3.00	11-20-2018	3,999	4,179
GNMA ±	3.00	12-20-2018	978	1,022
GNMA ±	3.00	1-20-2019	3,143	3,299
GNMA ±	3.00	2-20-2019	7,250	7,611
GNMA ±	3.00	3-20-2019	10,463	10,984
GNMA ±	3.00	5-20-2019	17,484	18,156
GNMA ±	3.00	6-20-2019	37,421	38,859
GNMA ±	3.00	8-20-2019	13,238	13,687
GNMA ±	3.00	6-20-2020	8,429	8,754
GNMA ±	3.00	1-20-2021	260	273
GNMA ±	3.00	2-20-2021	366	384
GNMA ±	3.50	9-20-2017	14,987	15,770

20	Wells Fargo Advantage Adjustable Rate Government Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA ±	3.50%	10-20-2017	$257	$259
GNMA ±	3.50	11-20-2017	38,433	40,473
GNMA ±	3.50	2-20-2018	29,182	30,714
GNMA ±	3.50	3-20-2018	3,589	3,777
GNMA ±	3.50	4-20-2018	5,804	6,117
GNMA ±	3.50	5-20-2018	1,324	1,338
GNMA ±	3.50	9-20-2018	4,425	4,657
GNMA ±	3.50	2-20-2019	25,232	26,561
GNMA ±	3.50	9-20-2019	35,900	37,790
GNMA ±	3.50	1-20-2020	12,100	12,664
GNMA ±	4.00	1-20-2016	96,053	101,276
GNMA ±	4.00	3-20-2016	17,588	18,546
GNMA ±	4.00	4-20-2016	2,321	2,441
GNMA ±	4.00	5-20-2016	328	344
GNMA ±	4.00	11-20-2017	16,155	17,040
GNMA ±	4.00	4-20-2018	10,530	11,060
GNMA ±	4.00	11-20-2018	60,973	64,342
GNMA ±	4.00	1-20-2019	84,723	86,250
GNMA ±	4.00	5-20-2019	4,468	4,693
GNMA ±	4.50	12-20-2017	2,808	2,987
GNMA ±	5.00	8-20-2015	2,288	2,378
GNMA ±	5.00	9-20-2015	3,827	3,995
GNMA ±	5.00	10-20-2015	4,030	4,212
GNMA	6.45	4-20-2025	76,008	84,936
GNMA	6.45	5-20-2025	34,926	37,934
GNMA	6.45	9-20-2025	50,257	57,959
GNMA	6.50	6-20-2034	84,827	88,771
GNMA	6.50	8-20-2034	1,079,523	1,287,573
GNMA	6.50	8-20-2034	122,098	130,098
GNMA	6.75	2-15-2029	135,760	153,254
GNMA	7.00	7-20-2034	67,206	77,443
GNMA	7.25	7-15-2017	15,736	15,976
GNMA	7.25	8-15-2017	35,779	37,952
GNMA	7.25	8-15-2017	18,225	18,558
GNMA	7.25	9-15-2017	27,674	29,444
GNMA	7.25	10-15-2017	48,813	51,724
GNMA	7.25	10-15-2017	23,749	25,122
GNMA	7.25	11-15-2017	20,618	21,622
GNMA	7.25	1-15-2018	8,083	8,116
GNMA	7.25	1-15-2018	10,677	10,720
GNMA	7.25	2-15-2018	21,079	21,581
GNMA	7.25	5-15-2018	11,215	11,261
GNMA	9.00	5-15-2016	5,963	5,994
GNMA	9.00	7-15-2016	625	628
GNMA	9.00	8-15-2016	8,452	8,497
GNMA	9.00	11-15-2016	5,154	5,182
GNMA	9.00	11-15-2016	3,224	3,399
GNMA	9.00	12-15-2016	202	203
GNMA	9.00	2-15-2017	5,567	5,931
GNMA	9.00	5-15-2017	1,020	1,025

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Adjustable Rate Government Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	9.00%	7-15-2017	$8,436	$8,482
GNMA	9.00	3-15-2020	4,149	4,293
GNMA	9.00	8-15-2021	705	709
GNMA	9.00	7-20-2024	1,055	1,087
GNMA	9.00	8-20-2024	445	504
GNMA	9.00	9-20-2024	2,583	2,983
GNMA	9.00	10-20-2024	10,591	11,844
GNMA	9.00	11-20-2024	582	634
GNMA	9.00	1-20-2025	8,777	10,224
GNMA	9.00	2-20-2025	25,141	29,042
GNMA Series 2011-H12 Class FA ±	0.66	2-20-2061	3,406,369	3,391,221
GNMA Series 2011-H17 Class FA ±	0.70	6-20-2061	1,857,225	1,852,270
SBA ±	4.01	9-25-2037	12,752,064	14,658,541
Total Agency Securities (Cost $1,465,657,494)				1,492,184,255

	Yield		Shares
Short-Term Investments: 2.60%

Investment Companies: 2.54%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		39,291,402	39,291,402

			Principal
U.S. Treasury Securities: 0.06%
U.S. Treasury Bill #(z)	0.03	3-20-2014	$900,000	899,987

Total Short-Term Investments (Cost $40,191,376)				40,191,389

Total investments in securities (Cost $1,505,848,870) *	99.33%	1,532,375,644
Other assets and liabilities, net	0.67	10,264,945

Total net assets	100.00%	$1,542,640,589

±	Variable rate investment. The rate shown is the rate in effect at period end.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $1,506,813,578 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$27,480,767
Gross unrealized depreciation	(1,918,701)

Net unrealized appreciation	$25,562,066

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Government Securities Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 66.43%
FDIC Series 2010-S1 Class 1A ±144A	0.71%	2-25-2048	$9,668,791	$9,708,172
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	6,581,242	6,394,135
FHLB	5.63	3-14-2036	6,150,000	7,551,616
FHLMC ±	0.59	11-15-2033	1,658,032	1,659,561
FHLMC ±	2.26	10-1-2026	247,899	264,680
FHLMC	2.38	1-13-2022	10,415,000	10,263,639
FHLMC ±	2.38	6-1-2032	98,824	104,054
FHLMC ±	2.53	7-1-2029	240,638	253,768
FHLMC ±	2.53	9-1-2031	9,876	10,079
FHLMC ±	2.53	9-1-2031	59,944	60,960
FHLMC ±	2.62	1-1-2038	1,098,283	1,177,708
FHLMC ±	2.95	5-1-2026	75,354	78,841
FHLMC ±	3.05	7-1-2032	1,939,678	1,987,031
FHLMC %%	3.50	3-1-2044	80,990,000	81,888,487
FHLMC %%	4.00	3-1-2044	11,875,000	12,413,086
FHLMC	4.50	3-1-2042	1,252,193	1,344,009
FHLMC	5.00	5-1-2018	359,840	384,013
FHLMC	5.00	4-1-2019	310,791	331,891
FHLMC	5.00	4-1-2019	334,010	356,686
FHLMC	5.00	6-1-2019	446,950	477,406
FHLMC	5.00	8-1-2019	1,714,297	1,830,792
FHLMC	5.00	10-1-2019	612,631	659,960
FHLMC	5.00	2-1-2020	1,758,000	1,894,042
FHLMC	5.00	8-1-2040	3,931,429	4,302,298
FHLMC	5.50	11-1-2023	283,753	309,654
FHLMC	5.50	7-1-2035	10,764,843	11,975,290
FHLMC	5.50	12-1-2038	7,071,545	7,751,900
FHLMC	6.00	1-1-2024	4,383,564	4,800,183
FHLMC	6.00	10-1-2032	85,432	96,093
FHLMC	6.00	5-25-2043	7,321,620	8,358,002
FHLMC ±	6.38	1-1-2026	83,263	82,287
FHLMC	6.50	4-1-2018	34,533	36,545
FHLMC	6.50	4-1-2021	71,548	75,650
FHLMC	6.50	4-1-2022	157,019	175,989
FHLMC	6.50	9-1-2028	47,965	54,504
FHLMC	6.50	9-1-2028	24,159	27,077
FHLMC	6.50	7-1-2031	8	9
FHLMC	6.50	8-1-2037	213,461	231,303
FHLMC	7.00	10-1-2014	96,115	97,458
FHLMC	7.00	12-1-2023	7,359	8,305
FHLMC	7.00	5-1-2024	11,903	12,218
FHLMC	7.00	12-1-2026	2,442	2,500
FHLMC	7.00	12-1-2026	4,449	4,824
FHLMC	7.00	12-1-2026	377	379
FHLMC	7.00	12-1-2026	990	1,111
FHLMC	7.00	4-1-2029	4,130	4,631
FHLMC	7.00	4-1-2029	1,959	1,966
FHLMC	7.00	5-1-2029	28,529	31,942
FHLMC	7.00	4-1-2032	246,194	280,862
FHLMC	7.50	11-1-2031	306,923	355,125

2	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	7.50%	4-1-2032	$289,840	$335,170
FHLMC	8.00	2-1-2017	8,987	9,548
FHLMC	8.00	8-1-2023	41,497	46,040
FHLMC	8.00	6-1-2024	10,487	12,243
FHLMC	8.00	6-1-2024	4,120	4,273
FHLMC	8.00	6-1-2024	13,488	15,143
FHLMC	8.00	8-1-2026	30,512	36,716
FHLMC	8.00	11-1-2026	32,937	39,001
FHLMC	8.00	11-1-2028	24,020	27,532
FHLMC	8.50	7-1-2022	5,588	6,298
FHLMC	8.50	12-1-2025	22,625	26,306
FHLMC	8.50	5-1-2026	3,231	3,684
FHLMC	8.50	8-1-2026	7,587	8,016
FHLMC	8.50	8-1-2026	27,350	27,487
FHLMC	9.00	6-1-2016	4,214	4,263
FHLMC	9.00	1-1-2017	9,513	9,611
FHLMC	9.00	4-1-2017	13,849	14,727
FHLMC	9.00	11-1-2018	52,391	55,610
FHLMC	9.00	8-1-2019	564	615
FHLMC	9.00	8-1-2019	95	97
FHLMC	9.00	12-1-2019	258	286
FHLMC	9.00	1-1-2020	49	49
FHLMC	9.00	2-1-2020	179	200
FHLMC	9.00	3-1-2020	2,197	2,255
FHLMC	9.00	3-1-2020	295	307
FHLMC	9.00	9-1-2020	284	316
FHLMC	9.00	9-1-2020	850	894
FHLMC	9.00	12-1-2020	70	72
FHLMC	9.00	3-1-2021	6,015	6,684
FHLMC	9.00	4-1-2021	7,054	7,745
FHLMC	9.00	4-1-2021	311	353
FHLMC	9.00	4-1-2021	68,990	74,282
FHLMC	9.00	7-1-2021	5,307	5,335
FHLMC	9.00	7-1-2021	4,463	4,652
FHLMC	9.00	8-1-2021	728	832
FHLMC	9.00	4-1-2022	1,231	1,236
FHLMC	9.00	7-1-2022	835	893
FHLMC	9.00	9-1-2024	1,769	1,999
FHLMC	9.50	9-1-2016	45	48
FHLMC	9.50	10-1-2016	297	317
FHLMC	9.50	8-1-2018	38	38
FHLMC	9.50	8-1-2019	193	215
FHLMC	9.50	2-1-2020	10	11
FHLMC	9.50	6-1-2020	102	114
FHLMC	9.50	8-1-2020	478	538
FHLMC	9.50	9-1-2020	22	22
FHLMC	9.50	9-1-2020	8,013	8,717
FHLMC	9.50	9-1-2020	70	80
FHLMC	9.50	10-1-2020	85	96
FHLMC	9.50	10-1-2020	47	53

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Government Securities Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	9.50%	11-1-2020	$97	$109
FHLMC	9.50	5-1-2021	290	331
FHLMC	9.50	9-17-2022	790,266	884,296
FHLMC	9.50	4-1-2025	73,398	84,431
FHLMC	10.00	8-1-2017	19	21
FHLMC	10.00	1-1-2019	19	21
FHLMC	10.00	8-1-2019	23	24
FHLMC	10.00	12-1-2019	294	332
FHLMC	10.00	3-1-2020	28	31
FHLMC	10.00	6-1-2020	41	47
FHLMC	10.00	7-1-2020	54	58
FHLMC	10.00	8-1-2020	45	52
FHLMC	10.00	10-1-2021	76,104	85,148
FHLMC	10.00	8-17-2022	360,044	385,542
FHLMC	10.00	2-17-2025	795,584	869,478
FHLMC	10.50	2-1-2019	29	30
FHLMC	10.50	5-1-2019	123	125
FHLMC	10.50	6-1-2019	16	18
FHLMC	10.50	8-1-2019	21,657	24,322
FHLMC	10.50	12-1-2019	35,942	38,394
FHLMC	10.50	5-1-2020	50,424	57,278
FHLMC	10.50	5-1-2020	6,210	6,451
FHLMC	10.50	8-1-2020	15,895	15,999
FHLMC	10.50	8-1-2020	35,908	37,823
FHLMC Series 16 Class D	10.00	10-15-2019	16,553	17,943
FHLMC Series 2882 Class TF ±	0.40	10-15-2034	3,327,286	3,333,412
FHLMC Series 3221 Class VA	5.00	9-15-2017	5,023,385	5,266,080
FHLMC Series 3706 Class C	2.00	8-15-2020	6,488,207	6,600,894
FHLMC Series 3767 Class PD	4.00	7-15-2040	538,617	567,032
FHLMC Series 3948 Class DA	3.00	12-15-2024	1,118,302	1,176,381
FHLMC Series K020 Class X1 ±(c)	1.47	5-25-2022	48,522,330	4,540,865
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	1,837,924	2,070,324
FHLMC Series T-57 Class 2A1 ±	3.24	7-25-2043	3,697,078	3,862,415
FHLMC Series T-67 Class 1A1C ±	2.97	3-25-2036	2,041,827	2,119,609
FHLMC Series T-67 Class 2A1C ±	3.00	3-25-2036	3,767,706	3,939,506
FHLMC Series T-75 Class A1 ±	0.20	12-25-2036	7,114,659	7,060,979
FHLMC Series T-15 Class A6 ±	0.59	11-25-2028	254,112	251,676
FHLMC Series T-23 Class A ±	0.44	5-25-2030	1,117,484	1,087,867
FHLMC Series T-35 Class A ±	0.44	9-25-2031	471,595	439,717
FHLMC Series T-42 Class A6	9.50	2-25-2042	1,376,457	1,720,984
FHLMC Series T-55 Class 2A1 ±	2.67	3-25-2043	684,510	690,729
FNMA	1.75	5-30-2019	19,000,000	18,934,241
FNMA ±	1.85	1-1-2043	2,744,485	2,792,715
FNMA ±	2.17	12-1-2035	2,360,201	2,494,932
FNMA ±	2.20	5-1-2036	2,408,099	2,550,063
FNMA ±	2.29	5-1-2036	4,040,293	4,253,858
FNMA ±	2.31	9-1-2031	110,002	117,542
FNMA ±	2.31	11-1-2031	214,823	228,641
FNMA ±	2.34	6-1-2032	179,996	184,297
FNMA ±	2.35	12-1-2034	2,119,915	2,253,694

4	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.39%	12-1-2040	$91,877	$98,380
FNMA ±	2.40	9-1-2031	486,764	519,820
FNMA ±	2.41	8-1-2036	2,984,473	3,206,362
FNMA ±	2.42	6-1-2034	826,183	868,976
FNMA ±	2.44	4-1-2032	209,841	224,140
FNMA ±	2.48	9-1-2036	1,836,669	1,947,587
FNMA	2.50	4-25-2039	454,912	464,124
FNMA ±	2.53	10-1-2027	300,975	323,862
FNMA ±	2.83	9-1-2027	811,448	865,251
FNMA	3.00	4-1-2022	1,605,312	1,680,841
FNMA %%	3.00	3-1-2029	18,235,000	18,867,527
FNMA %%	3.00	3-1-2044	81,485,000	79,142,306
FNMA ±	3.05	4-1-2033	136,322	145,215
FNMA ±	3.16	5-1-2036	1,698,994	1,802,926
FNMA ±	3.17	2-1-2027	1,175,540	1,206,144
FNMA ±	3.20	7-1-2026	570,069	614,537
FNMA ±	3.22	1-1-2033	100,039	100,423
FNMA %%	3.50	3-1-2029	15,180,000	16,045,734
FNMA %%	3.50	3-1-2044	28,175,000	28,558,005
FNMA ±	3.97	9-1-2028	473,863	494,976
FNMA	4.00	5-1-2021	1,642,155	1,752,255
FNMA %%	4.00	3-1-2029	12,615,000	13,458,628
FNMA %%	4.00	3-1-2044	54,450,000	57,049,138
FNMA ±	4.11	7-1-2033	166,146	167,130
FNMA	4.15	7-1-2014	10,294,702	10,302,902
FNMA	4.50	8-1-2018	1,646,044	1,758,305
FNMA	4.50	12-1-2018	1,336,314	1,428,224
FNMA %%	4.50	3-1-2029	11,445,000	12,217,538
FNMA %%	4.50	3-1-2044	17,387,000	18,671,329
FNMA	4.68	2-1-2020	3,300,626	3,673,467
FNMA	4.79	5-1-2019	2,191,921	2,441,885
FNMA	5.00	4-1-2014	682	731
FNMA	5.00	12-1-2018	1,022,818	1,096,209
FNMA	5.00	6-1-2019	1,009,083	1,081,518
FNMA	5.00	6-1-2023	2,143,002	2,323,769
FNMA	5.00	3-1-2034	1,518,469	1,670,375
FNMA %%	5.00	8-1-2040	28,108,758	30,864,115
FNMA	5.03	5-1-2015	6,266,968	6,514,868
FNMA	5.22	10-1-2015	3,250,428	3,409,810
FNMA	5.38	5-1-2017	722,127	787,160
FNMA	5.39	1-1-2024	2,732,989	3,073,725
FNMA	5.50	6-1-2016	222,895	238,022
FNMA	5.50	1-1-2025	286,231	312,187
FNMA	5.50	1-1-2025	1,181,157	1,288,976
FNMA	5.50	9-1-2033	4,882,754	5,410,277
FNMA	5.50	9-1-2033	2,219,692	2,456,000
FNMA	5.50	6-1-2034	10,629,334	11,795,141
FNMA	5.50	8-1-2035	1,835,845	2,034,935
FNMA	5.50	1-1-2037	2,042,993	2,262,884
FNMA	5.55	5-1-2016	3,096,413	3,370,743

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Government Securities Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.55%	9-1-2019	$2,987,257	$3,124,773
FNMA	5.61	2-1-2021	2,877,403	3,213,099
FNMA	5.63	2-1-2018	1,088,837	1,222,594
FNMA	5.67	3-1-2016	6,151,311	6,627,497
FNMA	5.67	11-1-2021	5,561,138	6,076,313
FNMA	5.70	3-1-2016	940,280	1,013,300
FNMA	5.75	5-1-2021	3,539,891	4,003,775
FNMA	5.79	10-1-2017	1,080,488	1,213,104
FNMA	5.95	6-1-2024	1,790,022	2,060,736
FNMA	6.00	5-1-2016	102,480	104,796
FNMA	6.00	3-1-2024	179,928	200,205
FNMA	6.00	2-1-2035	2,438,735	2,661,432
FNMA	6.00	11-1-2037	1,869,909	2,083,734
FNMA %%	6.00	3-1-2044	21,385,000	23,804,178
FNMA	6.08	1-1-2019	969,007	1,011,712
FNMA	6.50	6-1-2017	175,314	183,957
FNMA	6.50	1-1-2024	89,653	100,401
FNMA	6.50	3-1-2028	45,741	50,760
FNMA	6.50	12-1-2029	587,809	671,771
FNMA	6.50	11-1-2031	140,782	160,379
FNMA	6.50	7-1-2036	1,113,928	1,246,948
FNMA	6.50	7-1-2036	801,921	897,131
FNMA	6.50	9-1-2037	216,960	235,839
FNMA	6.50	7-25-2042	2,557,728	2,924,503
FNMA	6.65	5-1-2016	1,423,295	1,576,755
FNMA	7.00	11-1-2026	17,293	19,738
FNMA	7.00	9-1-2031	6,305	6,371
FNMA	7.00	1-1-2032	7,025	7,958
FNMA	7.00	2-1-2032	180,353	208,514
FNMA	7.00	2-1-2032	8,456	8,816
FNMA	7.00	10-1-2032	471,789	550,257
FNMA	7.00	2-1-2034	3,896	4,441
FNMA	7.00	4-1-2034	355,300	406,851
FNMA	7.00	12-1-2034	43,765	45,837
FNMA	7.00	1-1-2036	12,295	14,023
FNMA	7.00	9-1-2036	421,006	453,311
FNMA	7.50	7-1-2015	4,914	4,943
FNMA	7.50	9-1-2031	160,429	194,085
FNMA	7.50	11-25-2031	832,202	972,289
FNMA	7.50	2-1-2032	67,284	81,694
FNMA	7.50	10-1-2037	2,839,630	3,361,277
FNMA	8.00	8-1-2020	5,006	5,025
FNMA	8.00	5-1-2027	62,271	65,655
FNMA	8.00	10-1-2027	13,478	13,536
FNMA	8.00	6-1-2028	10,286	11,743
FNMA	8.00	2-1-2030	198,484	228,596
FNMA	8.00	9-1-2040	2,110,441	2,514,065
FNMA	8.50	12-1-2014	176	177
FNMA	8.50	5-1-2017	264,300	283,488
FNMA	8.50	5-1-2017	4,360	4,669

6	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	8.50%	8-1-2024	$37,851	$43,091
FNMA	8.50	5-1-2026	244,500	278,929
FNMA	8.50	7-1-2026	33,965	36,684
FNMA	8.50	8-1-2026	17,205	17,723
FNMA	8.50	9-1-2026	504	572
FNMA	8.50	10-1-2026	37,246	38,169
FNMA	8.50	10-1-2026	389	413
FNMA	8.50	10-1-2026	9,879	9,925
FNMA	8.50	11-1-2026	36,422	37,744
FNMA	8.50	11-1-2026	12,172	13,260
FNMA	8.50	11-1-2026	6,251	6,280
FNMA	8.50	12-1-2026	279,653	327,302
FNMA	8.50	12-1-2026	24,207	27,993
FNMA	8.50	12-1-2026	344	345
FNMA	8.50	2-1-2027	579	673
FNMA	8.50	2-1-2027	9,295	9,424
FNMA	8.50	3-1-2027	1,520	1,766
FNMA	8.50	3-1-2027	3,058	3,079
FNMA	8.50	6-1-2027	280,647	323,902
FNMA	8.50	7-1-2029	980	994
FNMA	9.00	3-1-2021	50,021	55,037
FNMA	9.00	6-1-2021	249	281
FNMA	9.00	7-1-2021	76,294	83,755
FNMA	9.00	8-1-2021	340	387
FNMA	9.00	10-1-2021	52,741	57,100
FNMA	9.00	1-1-2025	3,016	3,099
FNMA	9.00	1-1-2025	24,793	28,643
FNMA	9.00	2-1-2025	10,366	10,419
FNMA	9.00	3-1-2025	1,036	1,065
FNMA	9.00	3-1-2025	4,191	4,458
FNMA	9.00	3-1-2025	1,655	1,664
FNMA	9.00	4-1-2025	4,052	4,073
FNMA	9.00	7-1-2028	51,145	58,025
FNMA	9.50	11-1-2020	223	253
FNMA	9.50	12-15-2020	87,128	93,567
FNMA	9.50	1-1-2021	32,025	33,689
FNMA	9.50	6-1-2022	5,104	5,456
FNMA	9.50	7-1-2028	76,064	89,296
FNMA	10.00	12-1-2020	121,812	135,847
FNMA	11.00	2-1-2019	13,701	13,790
FNMA	11.00	10-15-2020	9,640	10,040
FNMA	11.25	2-1-2016	2,685	2,702
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	1,366,138	1,570,489
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	2,072,431	2,386,991
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	518,084	611,557
FNMA Series 2001-T8 Class A3 ±	3.61	7-25-2041	1,443,985	1,455,352
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	6,867,133	7,889,986
FNMA Series 2002-T5 Class A1 ±	0.40	5-25-2032	457,916	450,160
FNMA Series 2003-T2 Class A1 ±	0.44	3-25-2033	410,829	397,087
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	1,077,653	1,235,397

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Government Securities Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 1988-2 Class Z	10.10%	2-25-2018	$11,473	$12,124
FNMA Series 1988-7 Class Z	9.25	4-25-2018	31,859	35,081
FNMA Series 1989-10 Class Z	9.50	3-25-2019	211,514	238,666
FNMA Series 1989-100 Class Z	8.75	12-25-2019	161,900	181,992
FNMA Series 1989-12 Class Y	10.00	3-25-2019	331,552	374,448
FNMA Series 1989-22 Class G	10.00	5-25-2019	216,594	247,510
FNMA Series 1989-63 Class Z	9.40	10-25-2019	31,124	34,096
FNMA Series 1989-98 Class E	9.20	12-25-2019	80,987	90,021
FNMA Series 1990-144 Class W	9.50	12-25-2020	140,086	160,906
FNMA Series 1990-75 Class Z	9.50	7-25-2020	153,229	175,911
FNMA Series 1990-84 Class Y	9.00	7-25-2020	34,563	39,065
FNMA Series 1990-96 Class Z	9.67	8-25-2020	221,147	254,688
FNMA Series 1991-5 Class Z	8.75	1-25-2021	67,929	76,514
FNMA Series 1991-85 Class Z	8.00	6-25-2021	167,155	182,181
FNMA Series 1992-45 Class Z	8.00	4-25-2022	179,677	209,714
FNMA Series 2001-T4 Class A1	7.50	7-25-2041	1,217,753	1,460,521
FNMA Series 2002-T12 Class A5 ±	3.44	10-25-2041	1,672,722	1,738,769
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,118,743	1,254,658
FNMA Series 2003-W1 Class 1A1 ±	5.95	12-25-2042	999,421	1,164,352
FNMA Series 2003-W19 Class 1A6	5.29	11-25-2033	104,483	104,576
FNMA Series 2004-79 Class FA ±	0.45	8-25-2032	1,628,654	1,627,024
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	2,353,377	2,724,992
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	2,022,663	2,367,934
FNMA Series 2005-71 Class DB	4.50	8-25-2025	2,330,010	2,530,552
FNMA Series 2006-9 Class BM	6.00	10-25-2033	1,509,893	1,517,276
FNMA Series 2007-2 Class FA ±	0.36	2-25-2037	454,323	454,384
FNMA Series 2007-W10 Class 2A ±	6.29	8-25-2047	1,223,896	1,391,173
FNMA Series 2009-108 Class DE	4.50	8-25-2027	256,387	261,774
FNMA Series 2011-42 Class A	3.00	2-25-2024	1,685,889	1,751,498
FNMA Series G-8 Class E	9.00	4-25-2021	174,012	197,545
FNMA Series G92-30 Class Z	7.00	6-25-2022	349,340	383,975
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	3,313,831	3,711,988
FNMA Series 161 Class 2	8.50	7-25-2022	81,389	21,690
FNMA Series 265 Class 2	9.00	3-1-2024	217,621	262,265
FNMA Series 1999-W6 Class A ±	9.39	9-25-2028	29,096	30,474
FNMA Series 2003-W06 Class PT4 ±	8.86	10-25-2042	2,671,151	3,107,646
FNMA Series 2003-W11 Class A1 ±	3.29	6-25-2033	184,148	182,017
FNMA Series 2003-W3 Class 1A4 ±	3.36	8-25-2042	4,217,616	4,411,437
FNMA Series 2003-W5 Class A ±	0.38	4-25-2033	443,175	433,860
FNMA Series 2003-W6 Class 6A ±	3.05	8-25-2042	3,033,592	3,165,933
FNMA Series 2003-W8 Class PT1 ±	9.59	12-25-2042	1,101,553	1,286,893
FNMA Series 2003-W9 Class A ±	0.40	6-25-2033	202,749	195,524
GNMA ±	3.00	8-20-2020	223,522	232,554
GNMA ±	3.00	11-20-2020	162,181	168,898
GNMA	4.00	6-20-2042	19,790,116	21,019,415
GNMA	4.00	9-20-2042	461,975	490,523
GNMA %%	4.50	3-1-2044	41,770,000	45,379,187
GNMA	5.00	7-20-2040	9,724,002	10,781,649
GNMA	6.00	8-20-2034	374,519	418,068
GNMA	6.50	12-15-2025	45,346	51,142

8	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	6.50%	4-15-2029	$628	$708
GNMA	6.50	5-15-2029	4,100	4,625
GNMA	6.50	5-15-2031	2,667	3,010
GNMA	6.50	7-15-2032	2,043	2,305
GNMA	6.50	9-20-2033	105,871	124,915
GNMA	7.00	12-15-2022	57,869	63,628
GNMA	7.00	5-15-2026	5,530	6,159
GNMA	7.00	3-15-2028	76,119	85,385
GNMA	7.00	1-15-2031	492	510
GNMA	7.00	4-15-2031	3,852	3,971
GNMA	7.00	4-15-2031	1,325	1,374
GNMA	7.00	8-15-2031	22,735	24,364
GNMA	7.00	3-15-2032	16,907	17,510
GNMA	7.34	10-20-2021	65,855	68,700
GNMA	7.34	12-20-2021	23,441	23,536
GNMA	7.34	2-20-2022	21,155	21,240
GNMA	7.34	4-20-2022	28,223	28,338
GNMA	7.34	9-20-2022	48,268	52,610
GNMA	8.00	4-15-2023	1,521	1,527
GNMA	8.00	6-15-2023	7,122	7,995
GNMA	8.00	12-15-2023	585,401	693,277
GNMA	8.00	2-15-2024	1,510	1,708
GNMA	8.00	9-15-2024	5,142	5,433
GNMA	8.00	6-15-2025	100	101
GNMA	8.00	6-15-2025	19,534	19,627
GNMA	8.35	4-15-2020	482,549	550,274
GNMA	8.40	5-15-2020	223,496	251,115
GNMA	8.50	7-15-2016	799	803
GNMA	9.00	12-15-2016	4,245	4,268
GNMA	9.00	4-15-2021	3,137	3,204
GNMA	9.50	10-20-2019	101,805	108,708
GNMA	10.00	12-15-2018	8,151	8,202
GNMA	12.50	4-15-2019	6,386	6,561
GNMA	13.00	11-15-2014	277	280
GNMA Series 2002-53 Class IO ±(c)	0.00	4-16-2042	5,343,780	53
GNMA Series 2003-110 Class FT ±	1.40	12-16-2030	2,381	2,382
GNMA Series 2005-23 Class IO ±	0.35	6-17-2045	35,103,473	427,560
GNMA Series 2006-32 Class C ±	5.51	11-16-2038	12,510,000	13,531,379
GNMA Series 2006-32 Class XM ±	0.07	11-16-2045	23,373,010	128,458
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	12,520,000	13,776,908
GNMA Series 2007-35 Class NF ±	0.25	10-16-2035	8,556,535	8,550,691
GNMA Series 2007-44 Class FP ±	0.32	3-20-2036	5,330,632	5,330,189
GNMA Series 2007-69 Class D ±	5.25	6-16-2041	1,000,000	1,082,271
GNMA Series 2008-22 Class XM ±(c)	3.70	2-16-2050	70,460,278	2,509,372
SBA (a)(c)(i)	1.75	2-15-2018	319,068	2,056
SBA Series 1992-6 Class A (a)(c)(i)	2.41	10-15-2017	414,320	2,847
TVA	5.38	4-1-2056	3,670,000	4,049,228

Total Agency Securities (Cost $869,713,654)				886,099,311

Portfolio of investments—February 28, 2014 (unaudited)	Wells Fargo Advantage Government Securities Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 0.60%

Arkansas: 0.00%
Arkansas Development Finance Authority (Housing Revenue, GNMA Insured)	9.75%	11-15-2014	$35,015	$35,550

Texas: 0.60%
Retama TX Development Corporation (Miscellaneous Revenue)	10.00	12-15-2020	5,405,000	8,023,398

Total Municipal Obligations (Cost $6,882,723)				8,058,948

Non-Agency Mortgage Backed Securities: 6.04%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR-7 Class A3 ±	5.12	2-11-2041	6,450,000	6,655,252
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.78	3-15-2049	9,917,003	10,757,122
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10-15-2049	11,280,000	12,345,983
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	9,360,000	9,778,813
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	13,165,000	13,965,129
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	4-14-2040	4,933,142	4,962,247
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.42	3-12-2044	2,439,621	2,596,267
National Credit Union Administration Board Guaranteed Notes Series 2010-C1 Class A2	2.90	10-29-2020	2,810,000	2,932,465
National Credit Union Administration Board Guaranteed Notes Series 2010-C1 Class APT	2.65	10-29-2020	8,600,617	8,871,536
National Credit Union Administration Board Guaranteed Notes Series 2011-R4 Class 1A ±	0.54	3-6-2020	3,289,748	3,298,226
National Credit Union Administration Board Guaranteed Notes Series 2011-R6 Class 1A ±	0.54	5-7-2020	3,292,090	3,295,734
Vendee Mortgage Trust Series 1995-1 Class 4 ±	8.77	2-15-2025	418,330	484,440
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	553,766	670,048

Total Non-Agency Mortgage Backed Securities (Cost $81,236,038)				80,613,262

U.S. Treasury Securities: 49.23%
U.S. Treasury Bond	2.75	8-15-2042	10,585,000	8,980,716
U.S. Treasury Bond	3.75	8-15-2041	20,565,000	21,323,334
U.S. Treasury Bond	4.50	2-15-2036	7,475,000	8,759,766
U.S. Treasury Bond	4.63	2-15-2040	20,150,000	24,088,700
U.S. Treasury Bond	6.25	8-15-2023	18,460,000	24,287,877
U.S. Treasury Bond	7.25	8-15-2022	4,685,000	6,456,881
U.S. Treasury Note	0.13	7-31-2014	129,195,000	129,215,154
U.S. Treasury Note ##	0.25	5-31-2014	129,170,000	129,225,543
U.S. Treasury Note ##	0.38	3-15-2015	82,035,000	82,220,891
U.S. Treasury Note ##	0.38	11-15-2015	30,605,000	30,667,159
U.S. Treasury Note ##	0.50	10-15-2014	120,390,000	120,681,585
U.S. Treasury Note	1.00	8-31-2016	12,240,000	12,390,136
U.S. Treasury Note	1.38	2-28-2019	36,475,000	36,218,544
U.S. Treasury Note	2.75	11-15-2023	21,845,000	22,077,103

Total U.S. Treasury Securities (Cost $654,764,813)				656,593,389

10	Wells Fargo Advantage Government Securities Fund	Portfolio of investments—February 28, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 2.91%

Financials: 2.91%

Banks: 2.91%
Bank of Nova Scotia 144A	1.65%	10-29-2015	$13,235,000	$13,496,629
Canadian Imperial Bank 144A	0.90	9-19-2014	8,355,000	8,385,788
Nordea Eiendomskreditt 144A	1.88	4-7-2014	10,430,000	10,445,228
Royal Bank of Canada Incorporated	2.00	10-1-2018	6,370,000	6,437,216

Total Yankee Corporate Bonds and Notes (Cost $38,374,786)				38,764,861

	Yield		Shares

Short-Term Investments: 4.48%

Investment Companies: 1.27%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (u)(l)##	0.01		16,851,793	16,851,793

	Interest rate		Principal
U.S. Treasury Securities: 3.21%
Treasury Bill (z)#	0.03	3-20-2014	$1,400,000	1,399,980
Treasury Bill (z)#	0.04	3-20-2014	41,450,000	41,449,119

				42,849,099

Total Short-Term Investments (Cost $59,700,871)				59,700,892

Total investments in securities (Cost $1,710,672,885) *	129.69%	1,729,830,663
Other assets and liabilities, net	(29.69)	(396,059,275)

Total net assets	100.00%	$1,333,771,388

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

%%	Security issued on a when-issued basis.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

##	All or a portion of this security has been segregated for when-issued securities.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(z)	Zero coupon security. Rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,712,116,317 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$31,158,764
Gross unrealized depreciation	(13,444,418)

Net unrealized appreciation	$17,714,346

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 25, 2014

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	April 25, 2014